    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 27, 2011

                                                FILE NOS. 333-143407; 811-21892

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4


     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                         [X]
                          PRE-EFFECTIVE AMENDMENT NO.                                [_]
                          POST-EFFECTIVE AMENDMENT NO. 10                            [X]

                             AND/OR

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                    [X]
                        AMENDMENT NO. 46                                             [X]
                (CHECK APPROPRIATE BOX OR BOXES)


                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2
                          (EXACT NAME OF REGISTRANT)

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                 6610 W. BROAD STREET RICHMOND, VIRGINIA 23230
         (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICE, ZIP CODE)

                                (804) 281-6000
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                            MICHAEL D. PAPPAS, ESQ.
                           ASSOCIATE GENERAL COUNSEL
                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                             6610 W. BROAD STREET
                           RICHMOND, VIRGINIA 23230
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

          -------------------------------------------------

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:   As soon as practicable after
the effective date of this Registration Statement.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:

[_] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on May 1, 2011 pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485


[_] on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE CHECK THE FOLLOWING BOX:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

TITLE OF SECURITIES BEING REGISTERED: Flexible Purchase Payment Variable Deferred Annuity Contracts

================================================================================

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2
                                PROSPECTUS FOR
         FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACT
                                FORM P1165 4/05

                                  ISSUED BY:
                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                                 HOME OFFICE:
                            6610 WEST BROAD STREET
                           RICHMOND, VIRGINIA 23230
                           TELEPHONE: (800) 352-9910

--------------------------------------------------------------------------------


This prospectus, dated May 1, 2011, describes a flexible purchase payment variable deferred annuity contract (the "contract" or "contracts") offered to individuals and certain qualified and non-qualified retirement plans. Genworth Life and Annuity Insurance Company (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "RetireReady/SM/ One" in our marketing materials. This contract (RetireReady/SM/ One) is no longer offered or sold.


This prospectus describes all material features and benefits of the contract and provides details about Genworth Life & Annuity VA Separate Account 2 (the "Separate Account") and our Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference. The Guarantee Account may not be available under the terms of your contract or in certain states or markets. The Guarantee Account is not available if you purchase your contract with a four-year surrender charge schedule or with no surrender charge schedule.

The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

When you apply for this contract, you have the option to purchase the contract with either a seven-year surrender charge schedule, a four-year surrender charge schedule, or no surrender charge schedule. The shorter the surrender charge schedule, the higher the mortality and expense risk charge for the contract. If you purchase a contract without a surrender charge schedule, the mortality and expense risk charge will be higher than a contract with a surrender charge schedule and it will be assessed for the life of the contract. If you purchase a contract with a surrender charge schedule, your mortality and expense risk charge will be lower than a contract without a surrender charge schedule, but you will be assessed a surrender charge on total surrenders and partial withdrawals of purchase payments taken within the first seven years or four years of receipt, as applicable, unless you meet an available exception. Before making your decision to purchase the contract, therefore, you should carefully consider which option is appropriate for you considering your financial needs and situation.

You may allocate your purchase payments to the Separate Account, the Guarantee Account (if available), or both. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS):

Invesco V.I. Core Equity Fund -- Series I shares
Invesco V.I. International Growth Fund -- Series II shares
Invesco Van Kampen V.I. Comstock Fund -- Series II shares (formerly, Van Kampen
  Life Investment Trust -- Comstock Portfolio -- Class II Shares)


ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
AllianceBernstein International Value Portfolio -- Class B
AllianceBernstein Small Cap Growth Portfolio -- Class B

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.:
VP Inflation Protection Fund -- Class II

BLACKROCK VARIABLE SERIES FUNDS, INC.:
BlackRock Basic Value V.I. Fund -- Class III Shares
BlackRock Global Allocation V.I. Fund -- Class III Shares

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:
Columbia Marsico Growth Fund, Variable Series -- Class A
Columbia Marsico International Opportunities Fund, Variable Series -- Class B

EATON VANCE VARIABLE TRUST:
VT Floating-Rate Income Fund

FEDERATED INSURANCE SERIES:
Federated Kaufmann Fund II -- Service Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND:
VIP Mid Cap Portfolio -- Service Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Mutual Shares Securities Fund -- Class 2 Shares

GE INVESTMENTS FUNDS, INC.:
Money Market Fund
Real Estate Securities Fund -- Class 1 Shares
Total Return Fund -- Class 3 Shares

GENWORTH VARIABLE INSURANCE TRUST:
Genworth 40/60 Index Allocation Fund -- Service Shares
Genworth 60/40 Index Allocation Fund -- Service Shares
Genworth Calamos Growth Fund -- Service Shares


Genworth Davis NY Venture Fund -- Service Shares
Genworth Eaton Vance Large Cap Value Fund -- Service Shares
Genworth Enhanced International Index Fund -- Service Shares

Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares

Genworth Growth Allocation Fund -- Service Shares

Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares

Genworth Moderate Allocation Fund -- Service Shares
Genworth PIMCO StocksPLUS Fund -- Service Shares

Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares (formerly,
  Genworth Columbia Mid Cap Value Fund -- Service Shares)


JANUS ASPEN SERIES:
Forty Portfolio -- Service Shares

OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Oppenheimer Global Securities Fund/VA -- Service Shares
Oppenheimer Main Street Fund/VA -- Service Shares

Oppenheimer Main Street Small- & Mid- Cap Fund(R)/VA -- Service Shares
  (formerly, Oppenheimer Main Street Small Cap Fund/VA -- Service Shares)


PIMCO VARIABLE INSURANCE TRUST:
High Yield Portfolio -- Administrative Class Shares
Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
Total Return Portfolio -- Administrative Class Shares

THE PRUDENTIAL SERIES FUND:
Natural Resources Portfolio -- Class II Shares



Not all of these Portfolios may be available in all states or in all markets.

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  Is NOT available in every state

  .  MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. YOU BEAR THE INVESTMENT RISK OF INVESTING IN THE PORTFOLIOS.

This contract has optional benefits, for an additional charge, available to contract owners. Not all benefits may be available in all states or in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Home Office at the telephone number or address listed below to inquire as to whether a particular optional benefit is available in your state and, if so, for a list of firms that will permit such an optional benefit for sale. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract. Before deciding to invest in an optional benefit, you should weigh its costs and benefits against the possibility that, had you not purchased the optional benefit, your Contract Value may have been higher.

The contract is offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contract. Guarantees under the contract are the sole responsibility of the Company.

We may offer other contracts with features that are substantially similar to those offered in this contract and in this prospectus. These other contracts may be priced differently and may be offered exclusively to customers of one or more particular financial institutions or brokerage firms.

In the future, additional underlying mutual fund options managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether the contract is an appropriate investment for you.


A Statement of Additional Information, dated May 1, 2011, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy of the Statement of Additional Information call us at:


                                (800) 352-9910;

                                or write us at:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

TABLE OF CONTENTS


DEFINITIONS................................................  6

FEE TABLES.................................................  8
   Examples................................................ 11

SYNOPSIS................................................... 12

CONDENSED FINANCIAL INFORMATION............................ 15

THE COMPANY................................................ 16

FINANCIAL CONDITION OF THE COMPANY......................... 16

THE SEPARATE ACCOUNT....................................... 17
   The Portfolios.......................................... 17
   Subaccounts............................................. 19
   Voting Rights........................................... 25
   Asset Allocation Program................................ 25

THE GUARANTEE ACCOUNT...................................... 32

CHARGES AND OTHER DEDUCTIONS............................... 33
   Transaction Expenses.................................... 33
       Surrender Charge.................................... 33
       Exceptions to the Surrender Charge.................. 34
   Deductions from the Separate Account.................... 35
   Reduction or Elimination of Charges and Deductions...... 35
   Charges for the Living Benefit Rider Options............ 35
   Charges for the Death Benefit Rider Options............. 36
   Other Charges........................................... 36

THE CONTRACT............................................... 37
   Purchase of the Contract................................ 37
   Ownership............................................... 38
   Assignment.............................................. 39
   Purchase Payments....................................... 39
   Valuation Day and Valuation Period...................... 39
   Allocation of Purchase Payments......................... 39
   Valuation of Accumulation Units......................... 40

TRANSFERS.................................................. 40
   Transfers Before the Annuity Commencement Date.......... 40
   Transfers from the Guarantee Account to the Subaccounts. 41
   Transfers from the Subaccounts to the Guarantee Account. 41
   Transfers Among the Subaccounts......................... 41
   Telephone/Internet Transactions......................... 42
   Confirmation of Transactions............................ 42
   Special Note on Reliability............................. 42
   Transfers by Third Parties.............................. 43
   Special Note on Frequent Transfers...................... 43
   Dollar Cost Averaging Program........................... 44
   Defined Dollar Cost Averaging Program................... 45
   Portfolio Rebalancing Program........................... 46
   Guarantee Account Interest Sweep Program................ 46

SURRENDERS AND PARTIAL WITHDRAWALS..................................................  46
   Surrenders and Partial Withdrawals...............................................  46
   Restrictions on Distributions from Certain Contracts.............................  47
   Systematic Withdrawal Program....................................................  48
   Income Protector.................................................................  48

THE DEATH BENEFIT...................................................................  68
   Distribution Provisions Upon Death of Owner or Joint Owner.......................  68
   Death Benefit at Death of Any Annuitant Before Annuity Commencement Date.........  68
   Basic Death Benefit..............................................................  68
   Annual Step-Up Death Benefit Rider...............................................  68
   Rollup Death Benefit Rider.......................................................  70
   Earnings Protector Death Benefit Rider...........................................  72
   Termination of Death Benefit Rider Options When Contract is Assigned.............  74
   How to Claim Proceeds and/or Death Benefit Payments..............................  74
   Distribution Rules...............................................................  76

INCOME PAYMENTS.....................................................................  77
   Income Payments and the Annuity Commencement Date................................  77
   Optional Payment Plans...........................................................  78
   Variable Income Payments.........................................................  79
   Transfers After the Annuity Commencement Date....................................  80
   Guaranteed Income Advantage......................................................  80

TAX MATTERS.........................................................................  88
   Introduction.....................................................................  88
   Taxation of Non-Qualified Contracts..............................................  88
   Section 1035 Exchanges...........................................................  90
   Qualified Retirement Plans.......................................................  91
   Federal Income Tax Withholding...................................................  95
   State Income Tax Withholding.....................................................  95
   Tax Status of the Company........................................................  95
   Federal Estate Taxes.............................................................  95
   Generation-Skipping Transfer Tax.................................................  95
   Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010.  95
   Federal Defense of Marriage Act..................................................  95
   Annuity Purchases by Residents of Puerto Rico....................................  95
   Annuity Purchases by Nonresident Aliens and Foreign Corporations.................  95
   Foreign Tax Credits..............................................................  96
   Changes in the Law...............................................................  96

REQUESTING PAYMENTS.................................................................  96

SALE OF THE CONTRACTS...............................................................  97

ADDITIONAL INFORMATION..............................................................  98
   Owner Questions..................................................................  98
   Return Privilege.................................................................  98
   State Regulation.................................................................  98
   Evidence of Death, Age, Gender, Marital Status or Survival.......................  98
   Records and Reports..............................................................  98
   Other Information................................................................  98
   Exemption to File Periodic Reports...............................................  99
   Legal Proceedings................................................................  99

APPENDIX A --EXAMPLES OF THE AVAILABLE DEATH BENEFITS............................... A-1

APPENDIX B -- CONDENSED FINANCIAL INFORMATION....................................... B-1

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION

DEFINITIONS

The following terms are used throughout the prospectus:

ACCUMULATION UNIT -- An accounting unit of measure we use to calculate the value in each Subaccount and the Separate Account before income payments commence.

ANNUITANT/JOINT ANNUITANT -- The person(s) named in the contract whose age and, where appropriate, gender, are used to determine the amount of income payments. A death benefit is payable on the death of any Annuitant prior to the Annuity Commencement Date.

ANNUITY COMMENCEMENT DATE -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated on your contract, unless changed by you in writing in a form acceptable to us.

ANNUITY UNIT -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

ASSET ALLOCATION MODEL -- A component of the Investment Strategy for Income Protector.

BENEFIT YEAR -- For Income Protector, each one-year period following the Contract Date and each anniversary of that date.

CODE -- The Internal Revenue Code of 1986, as amended.

CONTRACT DATE -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

CONTRACT VALUE -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

DESIGNATED SUBACCOUNTS -- The Subaccounts available under the Investment Strategy for Income Protector.

FUND -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

GENERAL ACCOUNT -- Assets of the Company other than those allocated to Genworth Life & Annuity VA Separate Account 2 or any other segregated asset account of the Company.

GIS SUBACCOUNT -- A division of the Separate Account that invests exclusively in shares of the GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares. This Subaccount is only available when Guaranteed Income Advantage is elected at the time of application. Purchase payments may not be made directly to the GIS Subaccount. Allocations must be made pursuant to scheduled transfers from other Subaccounts in which you have allocated assets.

GROSS WITHDRAWAL -- For Income Protector, an amount withdrawn from Contract Value, including any surrender charge, any taxes withheld and any premium taxes assessed.

GUARANTEE ACCOUNT -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. This account is not part of and does not depend on the investment performance of the Separate Account.

GUARANTEED INCOME ADVANTAGE -- The marketing name for the Guaranteed Income
Rider.

HOME OFFICE -- Our office at 6610 West Broad Street, Richmond, Virginia 23230.

INCOME PROTECTOR -- The marketing name for the Guaranteed Minimum Withdrawal Benefit for Life Rider. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Income Protector include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

INCOME START DATE -- For Guaranteed Income Advantage, the date income payments begin from one or more segments pursuant to the terms of Guaranteed Income Advantage.

INVESTMENT STRATEGY -- The Designated Subaccounts and/or Asset Allocation Model required for Income Protector. The Investment Strategy is required in order to receive the full benefits available under this rider option.

MAXIMUM ANNIVERSARY VALUE -- For Income Protector, an amount used to calculate the benefit base for benefits provided under the rider.

OPTIONAL PAYMENT PLANS -- Optional forms of income payments available under your contract.

PORTFOLIO -- A series of a Fund, the assets of which are separated from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states or markets.

PRINCIPAL PROTECTION DEATH BENEFIT -- The death benefit provided under Income Protector, if elected at the time of application, for an additional charge.

PURCHASE PAYMENT BENEFIT AMOUNT -- For Income Protector, an amount used to calculate the benefit base for benefits provided under the rider.

ROLL-UP VALUE -- For Income Protector, the Roll-Up Value is an amount used to calculate the benefit base for benefits provided under the rider.

SEPARATE ACCOUNT -- Genworth Life & Annuity VA Separate Account 2, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

SUBACCOUNT -- A division of the Separate Account that invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all states or markets. A Subaccount may be referred to as Investment Subdivision in your contract and/or marketing materials.

SURRENDER VALUE -- The value of your contract as of the date we receive your written request to surrender at our Home Office, less any applicable surrender charge, premium tax and any optional benefit charges.

VALUATION DAY -- Any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares.

VALUATION PERIOD -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

WITHDRAWAL FACTOR -- The percentage used to establish the Withdrawal Limit for benefits provided under Income Protector.

WITHDRAWAL LIMIT -- The total amount that you may withdraw in a Benefit Year without reducing the benefit provided under Income Protector.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing Contract Value or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer Contract Value among the investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES
--------------------------------------------------------------------------------------------------------------
Surrender Charge/1/                                        Surrender Charge as a Percentage of the
                                                          Purchase Payment Withdrawn or Surrendered
                                                   -----------------------------------------------------------
 Number of Completed Years Since We Received the   Seven-Year Surrender  Four-Year Surrender   No Surrender
                Purchase Payment                   Charge Schedule/2/    Charge Schedule/2/   Charge Schedule
                                                   -----------------------------------------------------------
                        0                                  6%                    6%                 0%
                        1                                  6%                    5%                 0%
                        2                                  6%                    4%                 0%
                        3                                  6%                    2%                 0%
                        4                                  5%                    0%                 0%
                        5                                  4%                    0%                 0%
                        6                                  3%                    0%                 0%
                    7 or more                              0%                    0%                 0%
--------------------------------------------------------------------------------------------------------------
 Transfer Charge                                                              $10.00/3/
--------------------------------------------------------------------------------------------------------------

/1/There are three surrender charge schedule options available under this contract: a seven-year surrender charge schedule, a four-year surrender charge schedule and no surrender charge schedule. You must elect your surrender charge schedule option at the time of application. The mortality and expense risk charge for the contract is higher if the contract is issued with a shorter surrender charge schedule. The mortality and expense risk charges are disclosed in the next table.

/2/A surrender charge is not assessed on any amounts withdrawn representing gain. In addition, you may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. The free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.

/3/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts after the twelfth transfer in a calendar year.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

PERIODIC CHARGES OTHER THAN PORTFOLIO EXPENSES
--------------------------------------------------------------------------------------------------------
Annual Contract Maintenance Charge                                $40.00/1/
--------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF YOUR AVERAGE DAILY NET ASSETS IN THE SEPARATE
 ACCOUNT)
--------------------------------------------------------------------------------------------------------
                                         Seven-Year Surrender  Four-Year Surrender  No Surrender Charge
                                           Charge Schedule      Charge Schedule          Schedule
                                         ---------------------------------------------------------------
 Mortality and Expense Risk Charge/2/           1.30%                1.55%                1.60%
--------------------------------------------------------------------------------------------------------
 Administrative Expense Charge                  0.15%                0.15%                0.15%
--------------------------------------------------------------------------------------------------------
 Joint Annuitant Charge/3/                      0.20%                0.20%                0.20%
--------------------------------------------------------------------------------------------------------
MAXIMUM TOTAL SEPARATE ACCOUNT ANNUAL
 EXPENSES                                       1.65%                1.90%                1.95%
--------------------------------------------------------------------------------------------------------

LIVING BENEFIT RIDER OPTIONS/4/ (AS A PERCENTAGE OF YOUR AVERAGE DAILY NET ASSETS IN THE SEPARATE
 ACCOUNT)
--------------------------------------------------------------------------------------------------
                                               Current Charge              Maximum Charge/5/
                                         ---------------------------------------------------------
Guaranteed Income Advantage                         0.50%                        0.50%
--------------------------------------------------------------------------------------------------
LIVING BENEFIT RIDER OPTIONS/4,6/
--------------------------------------------------------------------------------------------------
Income Protector without the Principal
 Protection Death Benefit
 Single or Joint Annuitant Contract      1.10% of benefit base        2.50% of benefit base
--------------------------------------------------------------------------------------------------
Income Protector with the Principal
 Protection Death Benefit -- Annuitant
 Age 50-70
 Single or Joint Annuitant Contract      1.10% of benefit base PLUS   2.50% of benefit base PLUS
                                         0.20% of value of Principal  1.00% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
Income Protector with the Principal
 Protection Death Benefit -- Annuitant
 Age 71-85
 Single or Joint Annuitant Contract      1.10% of benefit base PLUS   2.50% of benefit base PLUS
                                         0.50% of value of Principal  1.00% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
DEATH BENEFIT RIDER OPTIONS/7/
--------------------------------------------------------------------------------------------------
                                               Current Charge              Maximum Charge/5/
                                         ---------------------------------------------------------
Annual Step-Up Death Benefit Rider/8/
 Annuitant Age 70 or Under                          0.20%                        0.20%
                                         ---------------------------------------------------------
 Annuitant Age 71 to 75                             0.50%                        0.50%
--------------------------------------------------------------------------------------------------
Rollup Death Benefit Rider/9/
 Annuitant Age 70 or Under                          0.60%                        0.60%
                                         ---------------------------------------------------------
 Annuitant Age 71 to 75                             0.90%                        0.90%
--------------------------------------------------------------------------------------------------
Earnings Protector Death Benefit
 Rider/10/                                          0.30%                        0.30%
--------------------------------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is $50,000 or more at the time the charge is assessed.

/2/There are three surrender charge schedule options available under this contract: a seven-year surrender charge schedule, a four-year surrender charge schedule and no surrender charge schedule. You must elect your surrender charge schedule option at the time of application. The mortality and expense risk charge for the contract is higher if the contract is issued with a shorter surrender charge schedule. Please note that, irrespective of the surrender charge option that is chosen, the applicable mortality and expense risk charge will be assessed for the duration of the contract and not merely for the duration of the surrender charge period. The surrender charge schedule for each option is disclosed in the previous table.

/3/The Joint Annuitant charge is assessed only when a Joint Annuitant is added to the contract and the contract becomes a Joint Annuitant contract. The Joint Annuitant charge will terminate if the contract becomes a single Annuitant contract due to the death of an Annuitant. The Joint Annuitant charge will apply even if you elect Income Protector as a Joint Annuitant contract.

/4/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. The riders may not be available in all states or markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/5/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/6/You may purchase Income Protector with or without the Principal Protection
   Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

 If you purchase Income Protector with the Principal Protection Death Benefit, another charge will be assessed for the Principal Protection Death Benefit.
 The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application or when an Annuitant is added to the contract.

/7/The Annual Step-Up Death Benefit Rider may be elected with Income Protector at the time of application. None of the other death benefit rider options are available with Income Protector.

 None of the death benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. The riders may not be available in all states or markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/8/The charge for the Annual Step-Up Death Benefit Rider is calculated and deducted in arrears. The charge is calculated quarterly as a percentage of the value of the Annual Step-Up Death Benefit on the last reset of the Annual Step-Up Death Benefit, plus purchase payments made since the last reset date adjusted for any withdrawals made since the last reset date, and deducted quarterly from Contract Value. The charge is based on the age of the older Annuitant at issue. If a spouse is added as a Joint Annuitant to the contract after the contract is issued, a new charge for the rider may apply. This new charge may be higher than the charge previously applied for the rider.

/9/The charge for the Rollup Death Benefit Rider is calculated and deducted in arrears. The charge is calculated quarterly as a percentage of the value of the Rollup Death Benefit on that date and deducted quarterly from Contract Value. The charge is based on the age of the older Annuitant at issue. If a spouse is added as a Joint Annuitant to the contract after the contract is issued, a new charge for the rider may apply. This new charge may be higher than the charge previously applied for the rider.

/10/The charge for the Earnings Protector Death Benefit Rider is calculated and deducted in arrears. The charge is calculated quarterly as a percentage of the Contract Value on that date and deducted quarterly from Contract Value.

For information concerning compensation paid for the sale of the contract, see the "Sale of the Contracts" provision of the prospectus.


The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you indirectly pay during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (Rule 12b-1) fees, and other expenses. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.



ANNUAL PORTFOLIO EXPENSES/1/                                                      MINIMUM MAXIMUM
-------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)   0.53%   2.27%
-------------------------------------------------------------------------------------------------



/1/The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2010, subject to possible adjustment for material changes. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.53% and 1.78%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

EXAMPLES

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The first Example shows the dollar amount of expenses you would bear directly or indirectly if you:

  .  purchased a contract with a surrender charge schedule;

  .  purchased the contract as a Joint Annuitant contract;

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected Income Protector with the Principal Protection Death Benefit;

  . elected the Annual Step-Up Death Benefit Rider with an Annuitant who was age 71-75 at issue; and

  .  surrendered your contract at the end of the stated period.

The Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


NO SURRENDER CHARGE SCHEDULE EXAMPLE
------------------------------------------------
COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR         3 YEARS    5 YEARS    10 YEARS
------         -------    -------    --------
 $879          $2,632     $4,380      $8,738



FOUR-YEAR SURRENDER CHARGE SCHEDULE EXAMPLE
------------------------------------------------
COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR         3 YEARS    5 YEARS    10 YEARS
------         -------    -------    --------
$1,392         $2,932     $4,360      $8,707



SEVEN-YEAR SURRENDER CHARGE SCHEDULE EXAMPLE
------------------------------------------------
COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR         3 YEARS    5 YEARS    10 YEARS
------         -------    -------    --------
$1,369         $3,025     $4,611      $8,553


The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.


NO SURRENDER CHARGE SCHEDULE EXAMPLE
------------------------------------------------
COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR         3 YEARS    5 YEARS    10 YEARS
------         -------    -------    --------
 $735          $2,483     $4,225      $8,564



FOUR-YEAR SURRENDER CHARGE SCHEDULE EXAMPLE
------------------------------------------------
COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR         3 YEARS    5 YEARS    10 YEARS
------         -------    -------    --------
 $730          $2,470     $4,205      $8,534



SEVEN-YEAR SURRENDER CHARGE SCHEDULE EXAMPLE
------------------------------------------------
COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR         3 YEARS    5 YEARS    10 YEARS
------         -------    -------    --------
 $705          $2,402     $4,102      $8,379


The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract:


NO SURRENDER CHARGE SCHEDULE EXAMPLE
------------------------------------------------
COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR         3 YEARS    5 YEARS    10 YEARS
------         -------    -------    --------
 $879          $2,632     $4,380      $8,738



FOUR-YEAR SURRENDER CHARGE SCHEDULE EXAMPLE
------------------------------------------------
COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR         3 YEARS    5 YEARS    10 YEARS
------         -------    -------    --------
 $874          $2,619     $4,360      $8,707



SEVEN-YEAR SURRENDER CHARGE SCHEDULE EXAMPLE
------------------------------------------------
COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR         3 YEARS    5 YEARS    10 YEARS
------         -------    -------    --------
 $850          $2,551     $4,257      $8,553


Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.95% (for the no surrender charge schedule option), 1.90% (for the four-year surrender charge schedule option) and 1.65% (for the seven-year surrender charge schedule option) (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract maintenance charge of $40 (assumed to be equivalent to 0.40% of Contract Value);

  . for Income Protector with the Principal Protection Death Benefit, a charge of 2.50% of benefit base PLUS a charge of 1.00% of the value of the Principal Protection Death Benefit (deducted quarterly from Contract Value); and

  . for the Annual Step-Up Death Benefit, a charge of 0.50% of the value of the Annual Step-Up Death Benefit on the last reset of the Annual Step-Up Death Benefit, plus purchase payments made since the last reset date adjusted for any withdrawals made since the last reset date (deducted quarterly in arrears from Contract Value).

If an optional rider was not elected, or if the contract was a single Annuitant contract, the expense figures shown above would be lower.

SYNOPSIS

WHAT TYPE OF CONTRACT AM I BUYING? The contract is an individual flexible purchase payment variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.

HOW DOES THE CONTRACT WORK? Once we approve your application, we will issue a contract to you. When you apply for this contract, you have the option to purchase the contract with a surrender charge schedule or without a surrender charge schedule. If you purchase a contract without a surrender charge schedule, the mortality and expense risk charge will be higher than a contract with a surrender charge schedule. If you purchase a contract with a surrender charge schedule, your mortality and expense risk charge will be lower than a contract without a surrender charge schedule, but you will be assessed a surrender charge on total surrenders and partial withdrawals of purchase payments taken within the first seven years or four years of receipt, as applicable, unless you meet an available exception.

During the accumulation period, you can use your purchase payments to buy Accumulation Units in the Separate Account and purchase interest in the Guarantee Account, if available. The Guarantee Account may not be available under the terms of your contract or in certain states or markets. The Guarantee Account is not available if you purchase your contract with a four-year surrender charge schedule or with no surrender charge schedule.

Should you decide to receive income payments (annuitize your contract or a portion thereof), we will convert all or a portion of the contract being annuitized from Accumulation Units to Annuity Units. You can choose fixed or variable income payments, unless you are taking income payments from the GIS Subaccount(s) pursuant to the election of Guaranteed Income Advantage (all income payments made from the GIS Subaccount(s) will be made in accordance with the terms of Guaranteed Income Advantage). If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decide to annuitize and on the value of each unit on the date the payment is determined. See "The Contract" and the "Income Payments" provisions of this prospectus. If only a portion of the contract is being annuitized, monthly income payments will be taxed as partial withdrawals, rather than income payments. See the "Tax Treatment of Guaranteed Income Advantage" provision of this prospectus.

WHAT IS THE SEPARATE ACCOUNT? The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

WHAT ARE MY VARIABLE INVESTMENT CHOICES? Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.

WHAT IS THE GUARANTEE ACCOUNT? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available under the terms of your contract or in certain states or markets. The Guarantee Account is not available if you purchase your contract with a four-year surrender charge schedule or with no surrender charge schedule. See "The Guarantee Account" and the "Transfers" provisions of this prospectus.

WHAT CHARGES ARE ASSOCIATED WITH THIS CONTRACT? When you apply for this contract, you have the option to purchase the contract with either a seven-year surrender charge schedule, a four-year surrender charge schedule, or no surrender charge schedule. The shorter the surrender charge schedule, the higher the mortality and expense risk charge for the contract. If you purchase a contract without a surrender charge schedule, the mortality and expense risk charge will be higher than a contract with a surrender charge schedule and it will be assessed for the life of the contract. If you purchase a contract with a surrender charge schedule, your mortality and expense risk charge will be lower than a contract without a surrender charge schedule, but you will be assessed a surrender charge on total surrenders and partial withdrawals of purchase payments taken within the first seven years or four years of receipt, as applicable, unless you meet an available exception. If you purchase a contract with a seven-year surrender charge schedule and you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for seven full years, we will assess a surrender charge ranging from 6% to 3%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for seven full years, the surrender charge for those purchase payments reduces to 0%. If you purchase a contract with a four-year surrender charge schedule and you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for four full years, we will assess a surrender charge ranging from 6% to 2%, depending on how many full years those payments have been in your contract. If your purchase payments have been in your contract for four full years, the surrender charge for those purchase payments reduces to 0%.

We do not assess a surrender charge on any amounts withdrawn that represent gain. In addition, you may partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. We may also waive the surrender charge under certain conditions. See the "Surrender Charge" provision of this prospectus.

We assess annual contract charges in the aggregate at an effective annual rate of 1.75% (for contracts without a surrender charge schedule), 1.70% (for contracts with the four-year surrender charge schedule) and 1.45% (for contracts with the seven-year surrender charge schedule) against the daily net asset value of the Separate Account. These charges consist of a mortality and expense risk charge of 1.60% (for contracts without a surrender charge schedule), 1.55% (for contracts with the four-year surrender charge schedule) and 1.30% (for contracts with the seven-year surrender charge schedule) and an administrative expense charge of 0.15%. If the contract is a Joint Annuitant contract, we assess an additional Joint Annuitant charge at an effective annual rate of 0.20% against the daily net asset value of the Separate Account. We also charge for the optional riders and benefits. In addition, there is a $40 annual contract maintenance charge that we waive if the Contract Value is more than $50,000 at the time the charge is assessed.

We reserve the right to reduce or waive any contract or rider charge or deduction for sales of the contract made to certain employees or agents of the Company and its affiliates, or any of their immediate family members, or to employees, agents and registered representatives of the brokerage firms and financial institutions that sell the contract, or any of their immediate family members. In lieu of a reduction or waiver, we may apply a credit to Contract Value.

We may reduce or waive these items or apply a credit to Contract Value based on expected economies of scale and on differences in costs or services. We reserve the right to implement such reductions, waivers or credits on a temporary or permanent basis and to modify, suspend or terminate such reductions, waivers or credits at any time.

For a complete discussion of all charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If your state assesses a premium tax with respect to your contract, then at the time your contract incurs the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or your Contract Value, as applicable. See the "Charges and Other Deductions" and "Deductions for Premium Taxes" provisions of this prospectus.

There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as Rule 12b-1 fees and/or service share fees, if applicable. See the "Fee Tables" provision of this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who distribute the contracts. For a discussion of this compensation, see the "Sale of the Contracts" provision of this prospectus.

We offer other variable annuity contracts through the Separate Account (and our other separate accounts) that also invest in the same (or many of the same) Portfolios offered under the contract. These contracts have different charges that could affect the value of the Subaccounts and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call
(800) 352-9910.

HOW MUCH MUST I PAY AND HOW OFTEN? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See "The Contract --Purchase Payments" provision of this prospectus.

HOW WILL MY INCOME PAYMENTS BE CALCULATED? We will pay you a monthly income beginning on the Annuity Commencement Date (or the earlier of the Income Start Date and the Annuity Commencement Date if Guaranteed Income Advantage is elected at the time of application), provided any Annuitant is still living on that date. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision of this prospectus.

WHAT HAPPENS IF I DIE BEFORE THE ANNUITY COMMENCEMENT DATE? If the owner is a natural person, the owner must also be an Annuitant. A joint owner must also be a Joint Annuitant. The joint owner/Joint Annuitant must be the owner's spouse/civil union partner. Before the Annuity Commencement Date, if an Annuitant or Joint Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary. The selected payment option will end and the Joint Annuitant charge will terminate. Please see "The Death Benefit" provision of this prospectus.

In addition, the terms of the living benefit rider options may modify the rules described in summary above. If you have elected one of these riders, please see the disclosure in this prospectus for the applicable rider for more information.

MAY I TRANSFER ASSETS AMONG SUBACCOUNTS AND TO AND FROM THE GUARANTEE ACCOUNT? You may transfer assets among the Subaccounts and you may transfer assets to and from the Guarantee Account (if available). However, there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on transfer rights.

For transfers among the Subaccounts and transfers to the Subaccounts from the Guarantee Account, the minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. See the "Transfers," "Income Payments --Transfers After the Annuity Commencement Date," "Income Payments --Guaranteed Income Advantage," and "The Guarantee Account" provisions of this prospectus. Contract owners that have elected Income Protector must always allocate assets in accordance with the Investment Strategy as outlined in your rider. See the "Surrenders and Partial Withdrawals -- Income Protector" provision of this prospectus.

MAY I SURRENDER THE CONTRACT OR TAKE PARTIAL WITHDRAWALS? Yes, subject to contract requirements and restrictions imposed under certain retirement plans. If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you will ordinarily be subject to income tax (except for qualified distributions from a Roth IRA) and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% IRS penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. For example, a partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See "The Death Benefit" provision of this prospectus. In addition, if you elect Guaranteed Income Advantage and you take a withdrawal from the GIS Subaccount(s), you will lose your right to make any additional scheduled transfers to that segment and your guaranteed income floor will be adjusted to reflect the withdrawal made. See the "Income
Payments -- Guaranteed Income Advantage" provision of this prospectus. If you elect Income Protector, partial withdrawals may affect the benefit you receive under that rider. See the "Surrenders and Partial Withdrawals -- Income Protector" provision of this prospectus.

You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.

DO I GET A FREE LOOK AT THIS CONTRACT? Yes. You have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract, but some states require different periods).

If you exercise this right, we will cancel the contract as of the Valuation Day we receive your request and send you a refund equal to your Contract Value PLUS any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the Valuation Day we received the returned contract at our Home Office. If required by the law of your state, we will refund your purchase payments (less any withdrawals previously taken). See the "Return Privilege" provision of this prospectus for more information.

WHAT OPTIONAL BENEFITS ARE AVAILABLE UNDER THIS CONTRACT? We offer certain optional benefits by rider under this prospectus. The riders may not be available in all states or markets.

THE LIVING BENEFIT RIDER OPTIONS. We currently offer two "living benefit rider options" under this prospectus. You may not purchase the riders together or in any combination. Income Protector provides guaranteed withdrawals until the last death of an Annuitant, based on purchase payments made in the first contract year, with upside potential, provided you meet certain conditions. Under certain circumstances, the benefit provided under Income Protector may be reduced or lost. In addition, if you terminate the contract or rider, you will lose your benefit. Please see the "Surrenders and Partial Withdrawals -- Income Protector" provision of this prospectus for more information about the rider and its features. We also offer Guaranteed Income Advantage, which provides a guaranteed income benefit that is based on the amount of assets you invest in the GIS Subaccount(s). If income payments have not begun and you terminate the contract, you will lose your benefit. Please see the "Income Payments -- Guaranteed Income Advantage" provision of this prospectus for more information about the rider and its features.

Each of these riders is available at an additional charge if elected when you apply for the contract.

THE DEATH BENEFIT RIDER OPTIONS. We offer the following three optional death benefits by rider in addition to the Basic Death Benefit provided under the contract: (i) the Annual Step-Up Death Benefit Rider; (ii) the Rollup Death Benefit Rider; and (iii) the Earnings Protector Death Benefit Rider.

Each of these optional death benefit riders is available at an additional charge if elected when you apply for the contract. The Basic Death Benefit is provided to you automatically and at no additional charge.

Please see "The Death Benefit" provision of this prospectus for more information about these optional death benefit riders and their features.

ARE THERE ANY RISKS TO PURCHASING ONE OF THE LIVING BENEFIT RIDER OPTIONS OR DEATH BENEFIT RIDER OPTIONS? Guaranteed benefits provided under the living benefit rider options and death benefit rider options, as well as any other contractual guarantee, are guaranteed by the claims paying ability of the Company's General Account and our long-term ability to make payments. See the "Financial Condition of the Company" provision of this prospectus for more information. Moreover, as noted, the amount and timing of withdrawals may be restricted, and there are certain other conditions you must satisfy on an ongoing basis to keep the riders in force. You should carefully consider your ability to continue to monitor and comply with these conditions before electing optional benefits.

WHEN ARE MY ALLOCATIONS EFFECTIVE WHEN PURCHASING THIS CONTRACT? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Subaccounts that correspond to the Portfolios you choose and, if available, to the Guarantee Account if you so elect on your application. Contract owners that have elected Income Protector must always allocate purchase payments in accordance with the Investment Strategy outlined in the rider. For contract owners that have elected Guaranteed Income Advantage, purchase payments may not be allocated directly to the GIS Subaccount(s), but must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. See "The Contract -- Allocation of Purchase Payments," the "Surrenders and Partial Withdrawals -- Income Protector," and the "Income Payments -- Guaranteed Income Advantage" provisions of this prospectus.

WHAT ARE THE FEDERAL TAX IMPLICATIONS OF MY INVESTMENT IN THE
CONTRACT? Generally, all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full surrender or partial withdrawal or payment of a death benefit, will generally result in taxable income (except for a qualified distribution from a Roth IRA). In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

Please see Appendix B of this prospectus for tables of Accumulation Unit values.

THE COMPANY

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states, the District of Columbia and Bermuda. Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America Corporation (formerly, GNA Corporation) directly owns the stock of Capital Brokerage Corporation and the Company. Genworth North America Corporation is directly owned by Genworth Financial, Inc., a public company.


We have met the certification requirements of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in its advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. IMSA certified companies subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.


FINANCIAL CONDITION OF THE COMPANY

Many financial services companies, including insurance companies, continue to face challenges in this unprecedented market environment, and we are not immune to those challenges. We know it is important for you to understand how this market environment may impact your Contract Value and our ability to meet the guarantees under your contract.

ASSETS IN THE SEPARATE ACCOUNT. You assume all of the investment risk for Contract Value allocated to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets may not be charged with liabilities arising from any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the contracts supported by it. This means that, with very limited exceptions, all assets in the Separate Account attributable to your Contract Value and that of all other contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See "The Separate Account" provision of this prospectus.

ASSETS IN THE GENERAL ACCOUNT. Depending on the terms of your contract, you also may be permitted to make allocations to the Guarantee Account, which is part of our General Account. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with the living benefit rider options or the death benefit rider options, are paid from our General Account (not the Separate Account). Therefore, any amounts that we may pay under the contract in excess of your value in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue other types of insurance policies and financial products as well, such as group variable annuities offered through retirement plans, term and universal life insurance, Medicare supplement insurance, funding agreements, funding agreements backing notes and guaranteed investment contracts ("GICs"), and we also pay our obligations under these products from our assets in the General Account. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. This means that in the event of an insolvency or receivership, you may receive only a portion, or none, of the payments you are due under the contract. See "The Guarantee Account" provision of this prospectus.

OUR FINANCIAL CONDITION. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our contract owners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account, while also requiring contract owners to allocate purchase payments to an Investment Strategy if a living benefit rider option has been elected. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include, but are not limited to, bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

The market effects on our investment portfolio have caused us to re-evaluate product offerings. We continue to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.

HOW TO OBTAIN MORE INFORMATION. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles ("GAAP"). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.genworth.com.

You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on June 5, 2002. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contracts as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contracts. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a Separate Account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

THE PORTFOLIOS

There is a separate Subaccount that corresponds to each Portfolio of a Fund offered under the contracts. You decide the Subaccounts to which you allocate purchase payments and Contract Value. Contract owners that have elected Income Protector must always allocate purchase payments and Contract Value in accordance with the Investment Strategy outlined in the rider.

You currently may change your future purchase payment allocation without penalty or charges. However, there are limitations on the number of transfers that may be made each calendar year. See the "Transfers" provision of this prospectus for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

BEFORE CHOOSING A SUBACCOUNT TO WHICH YOU WILL ALLOCATE YOUR PURCHASE PAYMENTS AND CONTRACT VALUE, CAREFULLY READ THE PROSPECTUS FOR EACH PORTFOLIO, ALONG WITH THIS PROSPECTUS. YOU MAY OBTAIN THE MOST RECENT PROSPECTUS FOR EACH PORTFOLIO BY CALLING US AT (800) 352-9910, OR WRITING US AT 6610 WEST BROAD STREET, RICHMOND, VIRGINIA 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.genworth.com and click on "Products." We summarize the investment objectives of each Portfolio below.

There is no assurance that any of the Portfolios will meet these objectives. We do not guarantee any minimum value for the amounts you allocate to the Separate Account. You bear the investment risk of investing in the Portfolios.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

SUBACCOUNTS

You may allocate purchase payments and Contract Value to Subaccounts that invest in the Portfolios listed below, in addition to the Guarantee Account, if available, at any one time. If you have elected Guaranteed Income Advantage, you may not allocate purchase payments directly to the GIS Subaccount(s). Such allocations must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. See the "Income Payments -- Guaranteed Income Advantage" provision of this prospectus. If you have elected Income Protector, you must always allocate your purchase payments and Contract Value in accordance with the Investment Strategy outlined in the rider. See the "Surrenders and Partial Withdrawals -- Income Protector" provision of this prospectus.



                          SUBACCOUNT INVESTING IN                    INVESTMENT OBJECTIVE
                          --------------------------------------------------------------------------
AIM VARIABLE INSURANCE    INVESCO V.I. CORE EQUITY FUND --   Long-term growth of capital.
FUNDS (INVESCO VARIABLE   SERIES I SHARES
INSURANCE FUNDS)
                          --------------------------------------------------------------------------
                          INVESCO V.I. INTERNATIONAL         Long-term growth of capital.
                          GROWTH FUND -- SERIES II SHARES
                          --------------------------------------------------------------------------
                          INVESCO VAN KAMPEN V.I.            Seeks capital growth and income
                          COMSTOCK FUND -- SERIES II SHARES  through investments in equity
                          (FORMERLY, VAN KAMPEN LIFE         securities, including common stocks,
                          INVESTMENT TRUST -- COMSTOCK       preferred stocks and securities
                          PORTFOLIO -- CLASS II SHARES)      convertible into common and preferred
                                                             stocks.
                          --------------------------------------------------------------------------
ALLIANCEBERNSTEIN         ALLIANCEBERNSTEIN INTERNATIONAL    Long-term growth of capital.
VARIABLE PRODUCTS SERIES  VALUE PORTFOLIO -- CLASS B
FUND, INC.
                          --------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN SMALL CAP        Long-term growth of capital.
                          GROWTH PORTFOLIO -- CLASS B
                          --------------------------------------------------------------------------
AMERICAN CENTURY          VP INFLATION PROTECTION FUND --    The fund pursues long-term total
VARIABLE PORTFOLIOS II,   CLASS II                           return using a strategy that seeks to
INC.                                                         protect against U.S. inflation.
                          --------------------------------------------------------------------------
BLACKROCK VARIABLE        BLACKROCK BASIC VALUE V.I.         Seeks capital appreciation and,
SERIES FUNDS, INC.        FUND -- CLASS III SHARES           secondarily, income.

                          --------------------------------------------------------------------------
                          BLACKROCK GLOBAL ALLOCATION V.I.   Seeks high total investment return.
                          FUND -- CLASS III SHARES


                          --------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE   COLUMBIA MARSICO GROWTH FUND,      The fund seeks long-term growth of
INSURANCE TRUST I         VARIABLE SERIES -- CLASS A         capital.

                          --------------------------------------------------------------------------
                          COLUMBIA MARSICO INTERNATIONAL     The fund seeks long-term growth of
                          OPPORTUNITIES FUND, VARIABLE       capital.
                          SERIES -- CLASS B
                          --------------------------------------------------------------------------
EATON VANCE VARIABLE      VT FLOATING-RATE INCOME FUND       To provide a high level of current
TRUST                                                        income.
                          --------------------------------------------------------------------------
FEDERATED INSURANCE       FEDERATED KAUFMANN FUND II --      Seeks capital appreciation.
SERIES                    SERVICE SHARES


                          --------------------------------------------------------------------------


                                         ADVISER (AND SUB-ADVISER(S),
        INVESTMENT OBJECTIVE                   AS APPLICABLE)
------------------------------------------------------------------------
Long-term growth of capital.           Invesco Advisers, Inc.


------------------------------------------------------------------------
Long-term growth of capital.           Invesco Advisers, Inc.

------------------------------------------------------------------------
Seeks capital growth and income        Invesco Advisers, Inc.
through investments in equity
securities, including common stocks,
preferred stocks and securities
convertible into common and preferred
stocks.
------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.


------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

------------------------------------------------------------------------
The fund pursues long-term total       American Century Investment
return using a strategy that seeks to  Management, Inc.
protect against U.S. inflation.
------------------------------------------------------------------------
Seeks capital appreciation and,        BlackRock Advisors, LLC
secondarily, income.                   (subadvised by BlackRock
                                       Investment Management, LLC)
------------------------------------------------------------------------
Seeks high total investment return.    BlackRock Advisors, LLC
     (subadvised by BlackRock
                                       Investment Management, LLC and
                                       BlackRock International Limited)
------------------------------------------------------------------------
The fund seeks long-term growth of     Columbia Management Investment
capital.                               Advisers, LLC (subadvised by
                                       Marsico Capital Management, LLC)
------------------------------------------------------------------------
The fund seeks long-term growth of     Columbia Management Investment
capital.                               Advisers, LLC (subadvised by
     Marsico Capital Management, LLC)
------------------------------------------------------------------------
To provide a high level of current     Eaton Vance Management
income.
------------------------------------------------------------------------
Seeks capital appreciation.            Federated Equity Management
 Company of Pennsylvania
                                       (subadvised by Federated Global
                                       Investment Management Corp.)
------------------------------------------------------------------------


                         SUBACCOUNT INVESTING IN                    INVESTMENT OBJECTIVE
                         --------------------------------------------------------------------------
FIDELITY(R) VARIABLE     VIP MID CAP PORTFOLIO -- SERVICE  Seeks long-term growth of capital.
INSURANCE PRODUCTS FUND  CLASS 2







                         --------------------------------------------------------------------------
FRANKLIN TEMPLETON       MUTUAL SHARES SECURITIES FUND --  Seeks capital appreciation, with
VARIABLE INSURANCE       CLASS 2 SHARES                    income as a secondary goal. The fund
PRODUCTS TRUST                                             normally invests primarily in U.S. and
                                                           foreign equity securities that the
                                                           manager believes are undervalued.
                         --------------------------------------------------------------------------
GE INVESTMENTS FUNDS,    MONEY MARKET FUND/1/              Seeks a high level of current income
INC.                                                       consistent with the preservation of
                                                           capital and maintenance of liquidity.
                         --------------------------------------------------------------------------
                         REAL ESTATE SECURITIES FUND --    Seeks maximum total return through
                         CLASS 1 SHARES                    current income and capital
                                                           appreciation.
                         --------------------------------------------------------------------------
                         TOTAL RETURN FUND --              Seeks the highest total return,
                         CLASS 3 SHARES                    composed of current income and
                                                           capital appreciation, as is consistent
                                                           with prudent investment risk.

                         --------------------------------------------------------------------------
GENWORTH VARIABLE        GENWORTH 40/60 INDEX ALLOCATION   The fund's investment objective is
INSURANCE TRUST/2/       FUND -- SERVICE SHARES            long-term capital appreciation and
                                                           current income, with a greater
                                                           emphasis on income.
                         --------------------------------------------------------------------------
                         GENWORTH 60/40 INDEX ALLOCATION   The fund's investment objective is
                         FUND -- SERVICE SHARES            long-term capital appreciation and
                                                           current income, with a greater
                                                           emphasis on capital appreciation.
                         --------------------------------------------------------------------------
                         GENWORTH CALAMOS GROWTH           The fund's investment objective is
                         FUND -- SERVICE SHARES            long-term capital growth.

                         --------------------------------------------------------------------------
                         GENWORTH DAVIS NY VENTURE         The fund's investment objective is
                         FUND -- SERVICE SHARES            long-term growth of capital.

                         --------------------------------------------------------------------------
                         GENWORTH EATON VANCE LARGE CAP    The fund's investment objective is to
                         VALUE FUND -- SERVICE SHARES      seek total return.

                         --------------------------------------------------------------------------
                         GENWORTH ENHANCED INTERNATIONAL   The fund's investment objective is to
                         INDEX FUND -- SERVICE SHARES      outperform the Morgan Stanley Capital
                                                           International Europe, Australasia and
                                                           Far East Index ("MSCI EAFE Index")
                                                           while maintaining a market level of
                                                           risk.
                         --------------------------------------------------------------------------
                         GENWORTH GOLDMAN SACHS            The fund's investment objective is to
                         ENHANCED CORE BOND INDEX          seek to outperform the total return
                         FUND -- SERVICE SHARES            performance of the Barclays Capital
                                                           Aggregate Bond Index (the "Bond
                                                           Index") while maintaining a risk level
                                                           commensurate with the Bond Index.
                         --------------------------------------------------------------------------


                                           ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
Seeks long-term growth of capital.      Fidelity Management & Research
 Company (subadvised by FMR Co.,
                                        Inc., Fidelity Management &
                                        Research (U.K.) Inc., Fidelity
                                        Research & Analysis Company,
                                        Fidelity Investments Japan Limited,
                                        Fidelity International Investment
                                        Advisors and Fidelity International
                                        Investment Advisors (U.K.) Limited)
----------------------------------------------------------------------------
Seeks capital appreciation, with        Franklin Mutual Advisers, LLC
income as a secondary goal. The fund
normally invests primarily in U.S. and
foreign equity securities that the
manager believes are undervalued.
----------------------------------------------------------------------------
Seeks a high level of current income    GE Asset Management Incorporated
consistent with the preservation of
capital and maintenance of liquidity.
----------------------------------------------------------------------------
Seeks maximum total return through      GE Asset Management Incorporated
current income and capital              (subadvised by Urdang Securities
appreciation.                           Management, Inc.)
----------------------------------------------------------------------------
Seeks the highest total return,         GE Asset Management Incorporated
composed of current income and          (subadvised by Kennedy Capital
capital appreciation, as is consistent  Management, Inc., Urdang Securities
with prudent investment risk.           Management, Inc. and Palisade
                                        Capital Management, L.L.C.)
----------------------------------------------------------------------------
The fund's investment objective is      Genworth Financial Wealth
long-term capital appreciation and      Management, Inc.
current income, with a greater
emphasis on income.
----------------------------------------------------------------------------
The fund's investment objective is      Genworth Financial Wealth
long-term capital appreciation and      Management, Inc.
current income, with a greater
emphasis on capital appreciation.
----------------------------------------------------------------------------
The fund's investment objective is      Genworth Financial Wealth
long-term capital growth.               Management, Inc. (subadvised by
                                        Calamos Advisors LLC)
----------------------------------------------------------------------------
The fund's investment objective is      Genworth Financial Wealth
long-term growth of capital.            Management, Inc. (subadvised by
                                        Davis Selected Advisers, L.P.)
----------------------------------------------------------------------------
The fund's investment objective is to   Genworth Financial Wealth
seek total return.                      Management, Inc. (subadvised by
                                        Eaton Vance Management)
----------------------------------------------------------------------------
The fund's investment objective is to   Genworth Financial Wealth
outperform the Morgan Stanley Capital   Management, Inc.
International Europe, Australasia and
Far East Index ("MSCI EAFE Index")
while maintaining a market level of
risk.
----------------------------------------------------------------------------
The fund's investment objective is to   Genworth Financial Wealth
seek to outperform the total return     Management, Inc. (subadvised by
performance of the Barclays Capital     Goldman Sachs Asset
Aggregate Bond Index (the "Bond         Management, L.P.)
Index") while maintaining a risk level
commensurate with the Bond Index.
----------------------------------------------------------------------------


                    /1/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.

                    /2/ Please see the provision below under the heading
                        "Information about the Genworth Variable Insurance Trust" for important information about this Fund.


                      SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                      ------------------------------------------------------------------------------
                      GENWORTH GROWTH ALLOCATION         The fund's investment objective is
                      FUND -- SERVICE SHARES             long-term capital appreciation and
                                                         current income, with a greater
                                                         emphasis on capital appreciation.
                      ------------------------------------------------------------------------------
                      GENWORTH LEGG MASON                The fund's investment objective is to
                      CLEARBRIDGE AGGRESSIVE GROWTH      seek capital appreciation.
                      FUND -- SERVICE SHARES
                      ------------------------------------------------------------------------------
                      GENWORTH MODERATE ALLOCATION       The fund's investment objective is
                      FUND -- SERVICE SHARES             long-term capital appreciation and
                                                         current income, with a greater
                                                         emphasis on capital appreciation.
                      ------------------------------------------------------------------------------
                      GENWORTH PIMCO STOCKSPLUS          The fund's investment objective is to
                      FUND -- SERVICE SHARES             seek total return which exceeds that of
                                                         the S&P 500 Index.

                      ------------------------------------------------------------------------------
                      GENWORTH PYRAMIS(R) SMALL/MID      The fund's investment objective is
                      CAP CORE FUND -- SERVICE SHARES    long-term capital appreciation.
                      (FORMERLY, GENWORTH COLUMBIA
                      MID CAP VALUE FUND -- SERVICE
                      SHARES)
                      ------------------------------------------------------------------------------
JANUS ASPEN SERIES    FORTY PORTFOLIO -- SERVICE SHARES  A non-diversified portfolio/1/ that seeks long-term growth of capital.
                      ------------------------------------------------------------------------------
OPPENHEIMER VARIABLE  OPPENHEIMER GLOBAL SECURITIES      Seeks long-term capital appreciation
ACCOUNT FUNDS         FUND/VA -- SERVICE SHARES          by investing a substantial portion of its
                                                         assets in securities of foreign issuers,
                                                         "growth type" companies, cyclical
                                                         industries and special situations that
                                                         are considered to have appreciation
                                                         possibilities.
                      ------------------------------------------------------------------------------
                      OPPENHEIMER MAIN STREET            Seeks high total return.
                      FUND/VA -- SERVICE SHARES
                      ------------------------------------------------------------------------------
                      OPPENHEIMER MAIN STREET SMALL      Seeks capital appreciation.
                      CAP FUND/VA -- SERVICE SHARES
                      ------------------------------------------------------------------------------
PIMCO VARIABLE        HIGH YIELD PORTFOLIO --            Seeks maximum total return,
INSURANCE TRUST       ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                         and prudent investment management.
                                                         Invests at least 80% of its assets in a
                                                         diversified portfolio of high yield
                                                         securities ("junk bonds") rated below
                                                         investment grade but rated at least Caa
                                                         by Moody's or CCC by S&P, or, if
                                                         unrated, determined by PIMCO to be
                                                         of comparable quality, subject to a
                                                         maximum of 5% of its total assets in
                                                         securities rated Caa by Moody's or
                                                         CCC by S&P, or, if unrated,
                                                         determined by PIMCO to be of
                                                         comparable quality.
                      ------------------------------------------------------------------------------


                                            ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                     AS APPLICABLE)
---------------------------------------------------------------------------
The fund's investment objective is         Genworth Financial Wealth
long-term capital appreciation and         Management, Inc.
current income, with a greater
emphasis on capital appreciation.
---------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
seek capital appreciation.                 Management, Inc. (subadvised by
         ClearBridge Advisors, LLC)
---------------------------------------------------------------------------
The fund's investment objective is         Genworth Financial Wealth
long-term capital appreciation and         Management, Inc.
current income, with a greater
emphasis on capital appreciation.
---------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
seek total return which exceeds that of    Management, Inc. (subadvised by
the S&P 500 Index.                         Pacific Investment Management
                                           Company LLC)
---------------------------------------------------------------------------
The fund's investment objective is         Genworth Financial Wealth
long-term capital appreciation.            Management, Inc. (subadvised by
         Pyramis Global Advisors, LLC)


---------------------------------------------------------------------------
A non-diversified portfolio/1/ that seeks  Janus Capital Management LLC long-term growth of capital.
---------------------------------------------------------------------------
Seeks long-term capital appreciation       OppenheimerFunds, Inc.
by investing a substantial portion of its
assets in securities of foreign issuers,
"growth type" companies, cyclical
industries and special situations that
are considered to have appreciation
possibilities.
---------------------------------------------------------------------------
Seeks high total return.                   OppenheimerFunds, Inc.

---------------------------------------------------------------------------
Seeks capital appreciation.                OppenheimerFunds, Inc.

---------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
Invests at least 80% of its assets in a
diversified portfolio of high yield
securities ("junk bonds") rated below
investment grade but rated at least Caa
by Moody's or CCC by S&P, or, if
unrated, determined by PIMCO to be
of comparable quality, subject to a
maximum of 5% of its total assets in
securities rated Caa by Moody's or
CCC by S&P, or, if unrated,
determined by PIMCO to be of
comparable quality.
---------------------------------------------------------------------------


                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.


                       SUBACCOUNT INVESTING IN                     INVESTMENT OBJECTIVE
                       ----------------------------------------------------------------------------
                       LONG-TERM U.S. GOVERNMENT          Seeks maximum total return,
                       PORTFOLIO -- ADMINISTRATIVE CLASS  consistent with preservation of capital
                       SHARES                             and prudent investment management.
                       ----------------------------------------------------------------------------
                       LOW DURATION PORTFOLIO --          Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                          and prudent investment management.
                       ----------------------------------------------------------------------------
                       TOTAL RETURN PORTFOLIO --          Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                          and prudent investment management.
                       ----------------------------------------------------------------------------
THE PRUDENTIAL SERIES  NATURAL RESOURCES PORTFOLIO --     Seeks long-term growth of capital.
FUND                   CLASS II SHARES

                       ----------------------------------------------------------------------------


                                            ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
 (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------


Not all of these Portfolios may be available in all states or markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds, and partial withdrawals; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us and may be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's board of directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other Portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and, if required, before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:
(i) the Portfolio's investment objective; (ii) the Portfolio's performance history; (iii) the Portfolio's holdings and the strategies the Portfolio uses to try and meet its objectives; and (iv) the Portfolio's servicing agreement.

The investment objective is critical because we want to have Portfolios with diverse objectives so that an investor may diversify his or her investment holdings, from a conservative to an aggressive investment portfolio, depending on the advice of his or her investment adviser and risk assessment. There is no assurance, however, that a Portfolio will achieve its stated investment objective. When selecting a Portfolio for our products, we also consider the Portfolio's performance history compared to its peers and whether its holdings and strategies are consistent with its objectives. Please keep in mind that past performance does not guarantee future results. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the Portfolios. THE

COMPANY DOES NOT PROVIDE INVESTMENT ADVICE AND DOES NOT RECOMMEND OR ENDORSE ANY PARTICULAR SUBACCOUNT OR PORTFOLIO. YOU BEAR THE ENTIRE RISK OF ANY DECLINE IN YOUR CONTRACT VALUE RESULTING FROM THE INVESTMENT PERFORMANCE OF THE SUBACCOUNTS YOU HAVE CHOSEN.

INFORMATION ABOUT THE GENWORTH VARIABLE INSURANCE TRUST. The Portfolios of the Genworth Variable Insurance Trust (the "Genworth VIT") are advised by Genworth Financial Wealth Management, Inc. ("GFWM"), an affiliate of the Company. Like other Portfolios available as investment options under the contracts, each Genworth VIT Portfolio pays fees that are deducted from Genworth VIT Portfolio assets. These fees include a management fee payable to GFWM, "Rule 12b-1 fees" payable to Capital Brokerage Corporation, an affiliate of the Company that serves as the principal underwriter for the Genworth VIT Portfolios and the contracts, and administrative service fees payable to the Company. The management fee payable to GFWM varies among the Genworth VIT Portfolios. A portion of each such management fee is paid to the sub-adviser that provides day-to-day management of the Genworth VIT Portfolio, if applicable, and the remainder is retained by GFWM. Each Genworth VIT Portfolio pays Rule 12b-1 fees at an annual rate of 0.25% of its average daily net assets for certain distribution activities and shareholder services relating to the Genworth VIT Portfolio and also pays administrative service fees at an annual rate of 0.25% of its average daily net assets for certain administrative services relating to the Genworth VIT Portfolio. THROUGH YOUR INDIRECT INVESTMENT IN THE GENWORTH VIT PORTFOLIOS, YOU PAY A PROPORTIONATE SHARE OF THESE EXPENSES AND, BECAUSE GFWM IS AN AFFILIATE OF THE COMPANY, THE COMPANY MAY INDIRECTLY BENEFIT AS A RESULT OF MANAGEMENT AND OTHER FEES RECEIVED BY GFWM AND ITS AFFILIATES FROM A GENWORTH VIT PORTFOLIO. (The minimum and maximum total annual operating expenses of the Portfolios are disclosed in the "Fee Table" section of the contract prospectus. Information concerning each Portfolio's fees and expenses appears in the prospectus for the Portfolio.)

Five of the Genworth VIT Portfolios are "fund of funds." The Genworth 40/60 Index Allocation Fund, the Genworth 60/40 Index Allocation Fund, the Genworth Growth Allocation Fund and the Genworth Moderate Allocation Fund (each an "Allocation Fund" and together the "Allocation Funds") are each a fund of funds that has been structured in a way that contemplates matching the investment exposure of the Allocation Fund to a matching obligation of the Company under the variable annuity contract. As a fund of funds, each Allocation Fund pursues its investment objective by investing primarily in other investment companies, including affiliated open-end mutual funds, unaffiliated open-end mutual funds, which may or may not be registered under the 1940 Act, as amended, and exchange-traded funds ("underlying funds"). The underlying funds may include Institutional Shares of other Genworth VIT Portfolios, whose Service Shares are available under this contract. The Genworth Enhanced International Index Fund is a fund of funds that pursues its investment objective by investing in exchange-traded funds and index funds. Because each of these fund of fund Portfolios pursues its goals by investing in underlying funds, you will bear a proportionate share of the Portfolio's operating expenses and, also, indirectly, the operating expenses of the underlying funds. A Portfolio, as shareholder in the underlying funds, will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds. More information about the Portfolios and the underlying funds, including information about the fees and expenses of the Portfolios and the underlying funds, can be found in the prospectus for the Portfolios.

In general, the total compensation received and retained by the Company and its affiliates (including GFWM) from the Genworth VIT Portfolios (typically, management fees remaining after payment of the sub-adviser plus Rule 12b-1 fees and administrative service fees) will be as high as or greater than the total compensation received from a Portfolio other than a Genworth VIT Portfolio (the payments for administrative services from the Portfolio and/or the adviser and/or distributor of such Portfolio plus any Rule 12b-1 payments received). Therefore, the Company will generally benefit to the extent that a greater portion of your contract assets is allocated to the Genworth VIT Portfolios.

PAYMENTS FROM FUNDS AND FUND AFFILIATES. We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. We consider these payments and fees among a number of factors when deciding to add or keep a Portfolio on the menu of Portfolios that we offer through the contract. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide or obtain include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios, including the provision of teleservicing support in connection with the Portfolios and the provision of office space, equipment, facilities and personnel as may be reasonably required or beneficial in order to provide these services to contract owners. The amount of the payments is based on a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other Portfolios, advisers or distributors based on the level of administrative and other services provided. The availability of these types of arrangements may create an incentive for us to seek and to add as an investment option under the contract funds or portfolios (and classes of shares of such portfolios) that pay us higher amounts. Other funds or portfolios (or available classes of shares of such portfolios) with substantially similar investment objectives may have lower fees and better overall investment performance than the Funds and Portfolios offered through your contract.

We may realize a profit from payments received from a Portfolio or from the adviser and/or the distributor. We may use the proceeds of such payment to pay for the services described above or for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in maintaining the Portfolios as investment options and facilitating the Subaccounts' investment in the Portfolios.


The amount received from certain Portfolios for the assets allocated to the Portfolios from our separate accounts during 2010 equaled up to 0.25% of annualized average daily net assets. The Portfolios that pay a service fee to us are:


Eaton Vance Variable Trust:
  VT Floating-Rate Income Fund

GE Investments Funds, Inc.:
  Total Return Fund -- Class 3 Shares

Genworth Variable Insurance Trust:
  Genworth 40/60 Index Allocation Fund -- Service Shares
  Genworth 60/40 Index Allocation Fund -- Service Shares
  Genworth Calamos Growth Fund -- Service Shares


  Genworth Davis NY Venture Fund -- Service Shares
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares
  Genworth Enhanced International Index Fund -- Service Shares

  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares

  Genworth Growth Allocation Fund -- Service Shares

  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares

  Genworth Moderate Allocation Fund -- Service Shares
  Genworth PIMCO StocksPLUS Fund -- Service Shares

  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares (formerly, Genworth Columbia Mid Cap Value Fund -- Service Shares)


PIMCO Variable Insurance Trust:
  High Yield Portfolio -- Administrative Class Shares
  Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
  Total Return Portfolio -- Administrative Class Shares

The Prudential Series Fund:
  Natural Resources Portfolio -- Class II


As noted above, an investment adviser or distributor of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information). The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from our separate accounts during 2010 ranged from annual rates of 0.05% to 0.30%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor. These payments may vary by Portfolio. Therefore, the amount of such payments paid to us may be greater or smaller based on the Portfolios you select.


In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature, and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.

In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives Rule 12b-1 fees from Portfolios of all of the Funds. See the "Fee Tables" provision of this prospectus and the Fund prospectuses. These payments may equal up to 0.25% of Separate Account assets invested in the particular Portfolio. Certain Portfolios may accrue Rule 12b-1 fees at a higher rate (as disclosed in the prospectus for the Portfolio), but payments to us and/or Capital Brokerage Corporation may be made in a lower amount. Not all of the Portfolios may pay the same amounts of Rule 12b-1 fees or shareholder servicing fees. Therefore, the amount of such fees paid to us and/or Capital Brokerage Corporation may be greater or smaller based on the Portfolios you select.

VOTING RIGHTS

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro rata basis to reduce the number of votes eligible to be cast.

ASSET ALLOCATION PROGRAM

THE FOLLOWING IS A GENERAL DESCRIPTION OF THE ASSET ALLOCATION PROGRAM AVAILABLE UNDER THE CONTRACT. THE ASSET ALLOCATION PROGRAM IS NOT AVAILABLE FOR CONTRACTS PURCHASED ON OR AFTER DECEMBER 14, 2009. OWNERS OF CONTRACTS PURCHASED PRIOR TO DECEMBER 14, 2009, MAY PARTICIPATE IN THE ASSET ALLOCATION PROGRAM AND ALLOCATE PURCHASE PAYMENTS AND CONTRACT VALUE TO ONE OF THE AVAILABLE ASSET ALLOCATION MODELS.

A COMPLETE DESCRIPTION OF THE ASSET ALLOCATION PROGRAM IS AVAILABLE IN THE BROCHURE FOR THE PROGRAM. THE PROGRAM MAY BE REFERRED TO AS "EFFICIENT EDGE" IN THE BROCHURE OR OTHER MATERIALS.

General

The Asset Allocation Program is an asset allocation service that we make available at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your Contract Value among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.

Genworth Financial Wealth Management, Inc. ("GFWM"), one of our affiliates, provides investment advice for the Asset Allocation Program. GFWM is an investment adviser that is registered under the Investment Advisers Act of 1940. As part of the Asset Allocation Program, GFWM has developed three asset allocation models ("Asset Allocation Models" or "Models"), each based on different profiles of an investor's investment time horizon and willingness to accept investment risk. The Asset Allocation Models are designed for use in two different circumstances, as discussed below.

  . Income Protector, one of the optional riders available for purchase under the contract, is designed to provide protection against market downturns. To ensure that contract owners' assets protected under Income Protector are invested in accordance with an investment strategy involving an appropriate level of risk, we require the assets to be invested only in an Investment Strategy. Contract owners that purchased a contract with Income Protector prior to December 14, 2009, may elect one of the three Asset Allocation Models (or invest in one or more of the Designated Subaccounts) as the Investment Strategy. The available Asset Allocation Models are the 40/60 Model, the 60/40 Model and the 70/30 Model.

  . Contract owners that purchased a contract prior to December 14, 2009, but did not purchase Income Protector, may also elect to participate in the Asset Allocation Program. These contract owners may choose one of the three Asset Allocation Models: the 40/60 Model, the 60/40 Model and the 70/30 Model.

The Asset Allocation Program is not available to contract owners who have elected Guaranteed Income Advantage.

If you elect to participate in the Asset Allocation Program, your initial purchase payment will be allocated to the Subaccounts corresponding to the Portfolios in the Asset Allocation Model you select. Any subsequent purchase payments you make will also be allocated accordingly, unless you instruct us otherwise in writing.

If you participate in the Asset Allocation Program, GFWM will serve as your investment adviser solely for the purposes of the development of the Asset Allocation Models and periodic updates of the Models. The Asset Allocation Models are updated on a periodic basis (generally annually), as discussed below. If you elect to participate in the Asset Allocation Program, we will reallocate your Contract Value or purchase payments, as applicable, in accordance with the Model you select as it is updated from time to time based on limited discretionary authority that you grant to us, unless you instruct us otherwise. For more information on GFWM's role as investment adviser for the Asset Allocation Program, you may review GFWM's disclosure brochure, which will be delivered to you at the time you apply for a contract. Please contact us if you would like to receive a copy of this brochure. We may change the investment adviser that we use to develop and periodically update the Asset Allocation Models or, to the extent permissible under applicable law, use no investment adviser at all. We may perform certain administrative functions on behalf of GFWM. However, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available to contract owners.

The Asset Allocation Models

There are three Asset Allocation Models, each comprised of a carefully selected combination of Portfolios offered under the contract. Development of the Asset Allocation Models involves a multi-step process designed to optimize the selection of Portfolios, for a given level of risk tolerance, in an effort to maximize returns and limit the effects of market volatility.

Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments and bonds and other fixed income investments. There also may be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap), the type of issuer (e.g., government, municipal, or corporate), or the location of the issuer (e.g., domestic or foreign). GFWM has identified target allocations, between equities and fixed income investments, for the level of risk, investment time horizon and investment objective specified for the 40/60 Model, the 60/40 Model and the 70/30 Model.

To provide further diversification benefits beyond the broad asset class allocations, GFWM conducts an optimization analysis to determine the appropriate allocations to sub-asset classes for each Asset Allocation Model. While, generally, GFWM exercises its own broad discretion in allocating to sub-asset classes, we may require GFWM to target certain levels of sub-asset class allocations in order to achieve a level of risk consistent with certain of our optional riders that require assets to be invested in an Investment Strategy, which may include one or more of the Asset Allocation Models.

After the asset class and sub-asset class exposures have been identified for each Asset Allocation Model, a determination is made as to how available Portfolios can be used to implement the asset class allocations. Part of the allocation process used by GFWM in determining the allocation to Portfolios in the Asset Allocation Models is an evaluation of the asset and/or sub-asset class(es) exposures presented by each Portfolio in order to combine Portfolios to arrive at the desired asset and sub-asset class allocation levels. The Portfolios considered by GFWM are all those currently available for contributions of new purchase payments by all contract owners and include the Portfolios of the Genworth Variable Insurance Trust (or "GVIT"), which are advised by GFWM.

GFWM considers various factors in determining allocations to each Portfolio for each Asset Allocation Model, which may include historical style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. While Portfolios are not required to report their current securities holdings directly to GFWM, this analysis is generally made based on the historic security holdings of the Portfolios as described in public documents, including those of the GVIT Portfolios.

In addition, GFWM may consider (but is not obligated to follow) recommendations we may make regarding what Portfolios to use. These recommendations may be based on various factors, including whether the investment adviser or distributor of a Portfolio pays us a fee in connection with certain administrative and other services we provide relating to the Portfolio, and whether our affiliate Capital Brokerage Corporation receives Rule 12b-1 fees from the Portfolio. Based on this analysis, Portfolios are selected in a manner that is intended to optimize potential returns of each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of a Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even when another Portfolio may have better investment performance. In addition, this may also result in the inclusion of Portfolios with higher fees that may adversely affect performance.

The Asset Allocation Models will include allocations to certain GVIT Portfolios, and GFWM has an incentive to include GVIT Portfolios in the Asset Allocation Models, and/or to specify greater allocations to such GVIT Portfolios, that results from the compensation received by GFWM and its affiliates relating to the GVIT Portfolios. You should consider this when deciding to invest in accordance with an Asset Allocation Model. Notwithstanding this incentive, GFWM does not intend to give any preference to the GVIT Portfolios when constructing the Asset Allocation Models.

As investment adviser to the GVIT Portfolios, GFWM will not make decisions regarding the purchase and sale of specific securities for the GVIT Portfolios that have sub-advisers -- those decisions are made by the sub-advisers to the GVIT Portfolios -- but GFWM's duties as investment adviser will likely give it access to non-public information about the holdings of those GVIT Portfolios. The five GVIT Portfolios that are "fund of funds" are advised by GFWM but do not have sub-advisers. However, in order to establish a "level playing field" among all the available Portfolios for purposes of developing the Asset Allocation Models, GFWM has established an information barrier between its investment management staff responsible for supervision of the GVIT Portfolio sub-advisers and the investment management staff responsible for developing the Asset Allocation Models. Therefore, contract owners should not assume that the relevant GFWM personnel would be more knowledgeable about the holdings and investment styles of the sub-advised GVIT Portfolios than those of Portfolios advised by third parties. This information barrier does not, however, eliminate the incentive for GFWM personnel to include GVIT Portfolios in the Asset Allocation Models, and/or to recommend greater allocations to GVIT Portfolios, that results from the compensation received by GFWM and its affiliates relating to the GVIT Portfolios.

In addition, certain of the optional riders available for purchase under the contract require assets to be invested in an Investment Strategy, which may include one or more of the Asset Allocation Models or certain Designated Subaccounts. Therefore, investment in an Asset Allocation Model as the Investment Strategy under a rider may result in an additional economic benefit to GFWM and to GFWM's affiliates, including the Company, by virtue of the fees received from the GVIT Portfolios. You should consider this when deciding to invest in an Asset Allocation Model as the Investment Strategy. Currently, there are four GVIT Portfolios that are Designated Subaccounts.

Periodic Updates of Asset Allocation Models and Notices of Updates

Each of the Asset Allocation Models is evaluated periodically (generally annually) to assess whether the combination of Portfolios within each Model should be changed to better seek to optimize the potential return for the level of investor risk tolerance intended for the Model. As a result of such periodic analysis, each Model may change, such as by revising the percentages allocated to such Portfolio. In addition, Portfolios may be added to a Model (including Portfolios not currently available in the contract), or Portfolios may be deleted from a Model.

When your Asset Allocation Model is updated (as described below), we will reallocate your Contract Value (and subsequent purchase payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent purchase payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing, as discussed below).

When Asset Allocation Models are to be updated, we will send you written notice of the updates to the Models at least 30 days in advance of the date the updated version of the Model is intended to be effective. Contract owners purchasing contracts who elect to participate in the Asset Allocation Program within the two week period prior to a date that Asset Allocation Models are to be updated, will be provided with information regarding the composition of both the current Asset Allocation Model as well as the proposed changes to the Model. You should carefully review these notices. If you wish to accept the changes to your selected Model, you will not need to take any action, as your Contract Value (and subsequent purchase payments, if applicable) will be reallocated in accordance with the updated Model. If you do not wish to accept the changes to your selected Model, you have the following alternatives:

  . If you elected Income Protector, you must transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the rider), or one of the other available Asset Allocation Models. CONTRACT OWNERS THAT OWN INCOME PROTECTOR MUST ALWAYS ALLOCATE PURCHASE PAYMENTS AND CONTRACT VALUE IN ACCORDANCE WITH THE INVESTMENT STRATEGY, AND ANY ATTEMPT TO ALLOCATE PURCHASE PAYMENTS AND CONTRACT VALUE OTHERWISE WILL BE CONSIDERED NOT IN GOOD ORDER AND REJECTED. If your request is rejected, your Contract Value (and subsequent purchase payments, if applicable) will be reallocated in accordance with the updated Model.

  . If you did not elect Income Protector, you may change to a different Asset Allocation Model or reject the change.

If you choose to reject a change in an Asset Allocation Model in accordance with the procedures described above, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with GFWM and GFWM provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by GFWM with respect to the Asset Allocation Models. You will, however, continue to receive a quarterly statement with information about your Contract Value, as well as written materials from GFWM about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.

Selecting An Asset Allocation Model

If you elect to participate in the Asset Allocation Program, you must allocate your Contract Value (and subsequent purchase payments, if applicable) to the 40/60 Model, the 60/40 Model or the 70/30 Model. We will not make this decision, nor will GFWM. The following paragraphs provide some information you may want to consider in making this decision.

You should consult with your registered representative and/or your financial adviser on your decision regarding which Asset Allocation Model to select. Your registered representative can assist you in determining which Model may be best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should change Models (or, if you have purchased Income Protector, whether you should transfer your Contract Value to one or more of the Designated Subaccounts) to reflect any changes in your personal circumstances. Your registered representative can help you complete the proper forms to change to a different Model or transfer to Designated Subaccounts.

In light of our potential payment obligations under the riders, we will not permit contract owners who have selected a rider to allocate their assets in either a highly aggressive or highly conservative manner. In deciding whether to purchase a rider, you and your registered representative should consider whether an asset allocation not permitted under the rider would best meet your investment objectives. Currently, all three Asset Allocation Models available under the contract are also available in the Investment Strategy for Income Protector.

You may, in consultation with your registered representative, utilize an investor profile questionnaire we make available, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, which Model to choose initially or whether to change to a different Model or transfer to Designated Subaccounts, as the case may be, at a later time. Neither we nor GFWM bear any responsibility for this decision. You may change to a different Model or transfer to Designated Subaccounts, as the case may be, at any time with a proper written request or by telephone or electronic instructions, provided a valid telephone/electronic authorization is on file with us.

Monthly Rebalancing

Each calendar month (on the "monthly anniversary" of your Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, we rebalance your Contract Value to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for your selected Asset Allocation Model. This monthly rebalancing takes account of:

  . increases and decreases in Contract Value in each Subaccount due to Subaccount performance; and

  . increases and decreases in Contract Value in each Subaccount due to Subaccount transfers, withdrawals (particularly if taken from specific Subaccounts you have designated), and purchase payments (particularly if allocated to specific Subaccounts you have designated).

The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.

We will not rebalance self-directed portfolios (discussed above) unless the contract owner elects the Portfolio Rebalancing program. For self-directed portfolios, future purchase payments for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their Asset Allocation Model. Accordingly, if you have a self-directed portfolio you should consider providing specific allocation instructions with each purchase payment or contacting us to update your default allocation instructions.

Quarterly Reports

If you elect to participate in the Asset Allocation Program, you will be sent quarterly reports that provide information about the Subaccounts within your Model, as part of your usual quarterly statement. Information concerning the current Models is provided below.

Risks

Although the Asset Allocation Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or not experience volatility. Investment performance of your Contract Value could be better or worse by participating in an Asset Allocation Model than if you had not participated. A Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combinations of Portfolios, Subaccounts or asset classes. Model performance is dependent upon the performance of the component Portfolios. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

An Asset Allocation Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Asset Allocation Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the related Portfolios and the Models.

GFWM may be subject to competing interests that have the potential to influence its decision making with regard to the Asset Allocation Program. For example, GFWM's affiliates (including us) may believe that certain Portfolios could benefit from additional assets or could be harmed by redemptions.

In addition, the Portfolios underlying the Subaccounts may invest, depending upon their investment objective and decisions by their investment managers, in securities issued by Genworth Financial, Inc., GFWM's ultimate parent, or its affiliates. GFWM will not have any role in determining whether a Portfolio should purchase or sell Genworth securities. GFWM may allocate portions of the Asset Allocation Models to Portfolios which have held, hold or may hold Genworth securities. GFWM's decision to allocate a percentage of a Model to such a Portfolio will be based on the merits of investing in such a Portfolio and a determination that such an investment is appropriate for the Model.

The Models


Information concerning the Asset Allocation Models is provided on the following pages. A table disclosing the Model percentage allocations and Portfolio selections is provided on the next page. You should review this information carefully before selecting or changing a Model.


    MODERATELY                                MODERATELY
   CONSERVATIVE           MODERATE            AGGRESSIVE
    ALLOCATION           ALLOCATION           ALLOCATION
   "40/60 MODEL"        "60/40 MODEL"        "70/30 MODEL"
--------------------------------------------------------------
                      INVESTOR PROFILE
--------------------------------------------------------------
Investor is willing  Investor is willing  Investor is willing
to accept a low to   to accept a          to accept a
moderate level of    moderate level of    moderate to high
risk, has a          risk, has a          level of risk, has
moderately short     moderately long      a long term (15 to
term (less than 10   term (10 to 20       20 years)
years) investment    years) investment    investment time
time horizon and is  time horizon and is  horizon and is
looking for an       looking for an       looking for a
investment to keep   investment with the  growth oriented
pace with inflation. opportunity for      investment.
                     long term moderate
                     growth.
--------------------------------------------------------------
                     INVESTOR OBJECTIVE
--------------------------------------------------------------
Growth and current   Growth of capital    Growth of capital
income. Target       with a low to        but without the
allocation mix is    moderate level of    price swings of an
40% equities and     current income.      all equity
60% fixed income.    Target allocation    portfolio. Target
                     mix is 60% equities  allocation mix is
                     and 40% fixed        70% equities and
                     income.              30% fixed income.
--------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS




                                      PORTFOLIOS            40/60 MODEL 60/40 MODEL 70/30 MODEL
-----------------------------------------------------------------------------------------------
EQUITIES
-----------------------------------------------------------------------------------------------
Large Cap Growth             Genworth VIT Genworth Calamos
                             Growth Fund -- Service Shares       1%          1%          1%
                             ------------------------------------------------------------------
                             Genworth VIT Genworth Legg
                             Mason ClearBridge Aggressive
                             Growth Fund -- Service Shares       2%          3%          4%
                             ------------------------------------------------------------------
                             Janus Aspen Forty Portfolio
                             -- Service Shares                   2%          2%          3%
-----------------------------------------------------------------------------------------------
Large Cap Value              Franklin Templeton VIP Mutual
                             Shares Securities Fund --
                             Class 2 Shares                      2%          3%          4%
                             ------------------------------------------------------------------
                             Genworth VIT Genworth Eaton
                             Vance Large Cap Value Fund --
                             Service Shares                      2%          3%          4%
-----------------------------------------------------------------------------------------------
Large Cap Core               Genworth VIT Genworth PIMCO
                             StocksPLUS Fund -- Service
                             Shares                              8%         12%         14%
                             ------------------------------------------------------------------
                             Oppenheimer Main Street
                             Fund/VA -- Service Shares           8%         12%         14%
-----------------------------------------------------------------------------------------------
Mid Cap Growth               Federated Insurance Series
                             Federated Kaufmann Fund II --
                             Service Shares                      2%          3%          3%
-----------------------------------------------------------------------------------------------
Small/Mid Cap Core           Genworth PYRAMIS(R) Small/Mid
                             Cap Core Fund -- Service
                             Shares (formerly, Genworth
                             Columbia Mid Cap Value Fund
                             -- Service Shares)                  2%          3%          3%
-----------------------------------------------------------------------------------------------
Small/Mid Cap Core           Oppenheimer Main Street
                             Small- & Mid- Cap Fund(R)/VA
                             -- Service Shares (formerly,
                             Oppenheimer Main Street Small
                             Cap Fund/VA -- Service Shares)      4%          6%          6%
-----------------------------------------------------------------------------------------------
Global Equity                Oppenheimer Global Securities
                             Fund/VA -- Service Shares           2%          3%          4%
-----------------------------------------------------------------------------------------------
Foreign Large Cap Growth     Columbia Marsico
                             International Opportunities
                             Fund, Variable Series --
                             Class B                             1%          2%          2%
                             ------------------------------------------------------------------
                             Invesco V.I. International
                             Growth Fund -- Series II
                             shares                              1%          2%          2%
-----------------------------------------------------------------------------------------------
Foreign Large Cap Value      AllianceBernstein
                             International Value Portfolio
                             -- Class B                          2%          4%          4%
-----------------------------------------------------------------------------------------------
Natural Resources            Prudential Series Natural
                             Resources Portfolio -- Class
                             II Shares                           0%          0%          1%
-----------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)     GE Investments Funds Real
                             Estate Securities Fund --
                             Class 1 Shares                      1%          1%          1%
-----------------------------------------------------------------------------------------------

    TOTAL % EQUITIES                                            40%         60%         70%
-----------------------------------------------------------------------------------------------

FIXED INCOME
-----------------------------------------------------------------------------------------------
Medium Duration              Genworth VIT Genworth Goldman
                             Sachs Enhanced Core Bond
                             Index Fund -- Service Shares       15%         10%          7%
                             ------------------------------------------------------------------
                             PIMCO VIT Total Return
                             Portfolio -- Administrative
                             Class Shares                       15%         10%          7%
-----------------------------------------------------------------------------------------------
Short Duration               PIMCO VIT Low Duration
                             Portfolio -- Administrative
                             Class Shares                       22%         12%          8%
-----------------------------------------------------------------------------------------------
TIPS                         American Century VP Inflation
                             Protection Fund -- Class II         5%          5%          5%
-----------------------------------------------------------------------------------------------
Domestic High Yield          PIMCO VIT High Yield
                             Portfolio -- Administrative
                             Class Shares                        3%          3%          3%
-----------------------------------------------------------------------------------------------

    TOTAL % FIXED INCOME                                        60%         40%         30%
-----------------------------------------------------------------------------------------------

THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other separate accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in the Guarantee Account nor our General Account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account, may however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.

The Guarantee Account may not be available in all states or markets. The Guarantee Account is not available to contract owners who have elected the four-year surrender charge schedule or no surrender charge schedule. The Guarantee Account, if available in the particular state or market, is only available if the seven-year surrender charge schedule is elected when the contract is purchased. The Guarantee Account is not available to contract owners who have elected Income Protector.

You may allocate some of your purchase payments and transfer some of your assets to the Guarantee Account. We credit the portion of the assets allocated to the Guarantee Account with interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision.

Generally, you may allocate your premium payments and/or transfer assets to the Guarantee Account. We may limit the amount that may be allocated to the Guarantee Account. Currently, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new premium payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus.

Each time you allocate purchase payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us; general economic trends; and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. WE CANNOT PREDICT OR GUARANTEE THE LEVEL OF INTEREST RATES IN FUTURE GUARANTEE PERIODS. HOWEVER, THE INTEREST RATES FOR ANY INTEREST RATE GUARANTEE PERIOD WILL BE AT LEAST THE GUARANTEED INTEREST RATE SHOWN IN YOUR CONTRACT.

We will notify you in writing at least five days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts subject to certain restrictions. See the "Transfers" provision of this prospectus for more information. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program than would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision. Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office to determine the interest rate guarantee periods currently being offered.

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sale of the Contracts" provision of this prospectus for more information.

All of the charges described in this section apply to assets allocated to the Separate Account. All assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge, the administrative expense charge, and the Joint Annuitant charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing tax forms;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  . the risk that withdrawals taken pursuant to a living benefit rider will be greater than the Surrender Value;

  . the risk that the actual lifespan of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  . the risk that more Annuitants than expected will qualify for waivers of the surrender charges (if applicable); and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect (if applicable) may not fully cover all the sales and distribution expenses we actually incur. We may also realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSACTION EXPENSES

Surrender Charge

When you apply for this contract, you have the option to purchase the contract with a surrender charge schedule or without a surrender charge schedule. If you purchase a contract with a surrender charge schedule (either the seven-year surrender charge schedule or the four-year surrender charge schedule), we will assess a surrender charge on total surrenders and partial withdrawals of purchase payments taken within the first seven years or four years of receipt, as applicable, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

The shorter the surrender charge schedule, the higher the mortality and expense risk charge for the contract. A contract purchased without a surrender charge schedule has the highest mortality and expense risk charge of the three surrender charge schedule options. A contract purchased with a four-year surrender charge schedule has the next highest mortality and expense risk charge. A contract purchased with a seven-year surrender charge schedule has the lowest mortality and expense risk charge of the three surrender charge schedule options. PLEASE NOTE THAT, IRRESPECTIVE OF THE SURRENDER CHARGE OPTION THAT IS CHOSEN, THE APPLICABLE MORTALITY AND EXPENSE RISK

CHARGE WILL BE ASSESSED FOR THE DURATION OF THE CONTRACT AND NOT MERELY FOR THE DURATION OF THE SURRENDER CHARGE PERIOD.

We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application). However, if there are insufficient assets in the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected), we will deduct the charge from all assets in the Guarantee Account. Charges taken from the Guarantee Account will be taken first from assets that have been in the Guarantee Account for the longest period of time (and, if Guaranteed Income Advantage is elected, any remaining withdrawals will then be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time).

SEVEN-YEAR SURRENDER CHARGE SCHEDULE. If you purchase a contract with the seven-year surrender charge schedule, the surrender charge will be assessed according to the following schedule:

                     SURRENDER CHARGE
                    AS A PERCENTAGE OF
NUMBER OF COMPLETED  THE SURRENDERED
  YEARS SINCE WE       OR WITHDRAWN
   RECEIVED THE          PURCHASE
 PURCHASE PAYMENT        PAYMENT
--------------------------------------
         0                  6%
         1                  6%
         2                  6%
         3                  6%
         4                  5%
         5                  4%
         6                  3%
     7 or more              0%
--------------------------------------

FOUR-YEAR SURRENDER CHARGE SCHEDULE. If you purchase a contract with the four-year surrender charge schedule, the surrender charge will be assessed according to the following schedule:

                     SURRENDER CHARGE
                    AS A PERCENTAGE OF
NUMBER OF COMPLETED  THE SURRENDERED
  YEARS SINCE WE       OR WITHDRAWN
   RECEIVED THE          PURCHASE
 PURCHASE PAYMENT        PAYMENT
--------------------------------------
         0                  6%
         1                  5%
         2                  4%
         3                  2%
     4 or more              0%
--------------------------------------

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  .  on amounts of Contract Value representing gain (as defined below);

  .  on free withdrawal amounts (as defined below);

  . on surrenders or partial withdrawals taken under Optional Payment Plan 1, Optional Payment Plan 2, or Optional Payment Plan 3 (for a period of 5 or more years); or

  .  if a waiver of surrender charge provision applies.

You may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. A surrender charge is not assessed on any amounts representing gain. The free withdrawal amount is not cumulative from contract year to contract year. For tax purposes, a surrender is usually treated as a withdrawal of earnings first.

Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Joint Life and Survivor Income) or Optional Payment Plan 3 (Income for a Fixed Period) provided that you select a fixed period of five years or more. In addition, we will waive the surrender charges if you take income payments from the GIS Subaccount(s) pursuant to the terms of Guaranteed Income Advantage. We may also waive surrender charges for certain withdrawals made pursuant to Income Protector. See the "Optional Payment Plans," "Surrenders and Partial Withdrawals -- Income Protector" and "Income Payments -- Guaranteed Income Advantage" provisions of this prospectus.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness or has a qualifying confinement to a state-licensed facility providing medically necessary in-patient care. If you surrender the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. All Annuitants must be age 80 or younger on the Contract Date to be eligible for these waivers. The terms and conditions of the waiver is set forth in your contract.

DEDUCTIONS FROM THE SEPARATE ACCOUNT

We deduct from the Separate Account an amount, computed daily, at an annual rate of 1.75% (for contracts with no surrender charge schedule), 1.70% (for contracts with the four-year surrender charge schedule) or 1.45% (for contracts with the seven-year surrender charge schedule) of your daily net assets of the Separate Account. The charge consists of a mortality and expense risk charge at an effective annual rate of 1.60% (for contracts with no surrender charge schedule), 1.55% (for contracts with the four-year surrender charge schedule) or 1.30% (for contracts with the seven-year surrender charge schedule) and an administrative expense charge at an effective annual rate of 0.15%. If the contract is a Joint Annuitant contract, we assess an additional Joint Annuitant charge at an effective annual rate of 0.20% against the daily net asset value of the Separate Account. We will also assess the applicable charge for any optional benefit you may elect, as described below. The deductions from the Separate Account are reflected in your Contract Value.

REDUCTION OR ELIMINATION OF CHARGES AND DEDUCTIONS

We reserve the right to reduce or waive any contract or rider charge or deduction for sales of the contract made to certain employees or agents of the Company and its affiliates, or any of their immediate family members, or to employees, agents and registered representatives of the brokerage firms and financial institutions that sell the contract, or any of their immediate family members. In lieu of a reduction or waiver, we may apply a credit to Contract Value. We may reduce or waive these items or apply a credit to Contract Value based on expected economies of scale and on differences in costs or services. We reserve the right to implement such reductions, waivers or credits on a temporary or permanent basis and to modify, suspend or terminate such reductions, waivers or credits at any time. We will not permit a reduction or elimination of charges or deductions when that reduction or elimination would be unfairly discriminatory to any person.

CHARGES FOR THE LIVING BENEFIT RIDER OPTIONS

Charge for Guaranteed Income Advantage

We charge you for expenses related to Guaranteed Income Advantage, if you elect this option at the time of application. This charge is deducted daily from the Separate Account currently at (and will never exceed) an annual rate of 0.50% of the daily net assets of the Separate Account. The deduction from the Separate Account is reflected in your Contract Value. You may elect to receive monthly income under this rider or you may elect to transfer the value in the GIS Subaccount(s) to another investment option under your contract and receive income payments. If you elect to transfer the value in the GIS Subaccount(s) to another investment option and receive income payments, the rider charge will end. Guaranteed Income Advantage may not be available in all states. We reserve the right to discontinue offering Guaranteed Income Advantage at any time and for any reason.

Charge for Income Protector

You may purchase Income Protector with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

If you purchase Income Protector with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

We currently assess the following charges for the rider, calculated and deducted as described above:

Income Protector without the Principal Protection Death Benefit
     Single or Joint Annuitant Contract  1.10% of benefit base
---------------------------------------------------------------------

Income Protector with the Principal Protection Death Benefit --
 Annuitant Age 50-70

     Single or Joint Annuitant Contract  1.10% of benefit base PLUS
                                         0.20% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Income Protector with the Principal Protection Death Benefit --
 Annuitant Age 71-85

     Single or Joint Annuitant Contract  1.10% of benefit base PLUS
                                         0.50% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

The charges for Income Protector without the Principal Protection Death Benefit will never exceed 2.50% of benefit base. The charges for Income Protector with the Principal Protection Death Benefit will never exceed 2.50% of benefit base PLUS 1.00% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Income Protector and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Income Protector and/or the Principal Protection Death Benefit at any time and for any reason.

CHARGES FOR THE DEATH BENEFIT RIDER OPTIONS

Charge for the Annual Step-Up Death Benefit Rider

We charge an additional amount for the Annual Step-Up Death Benefit Rider if you elect the rider at application. The charge for the rider is calculated and deducted in arrears. We deduct this charge to compensate us for the increased risks and expenses associated with providing the rider. The charge is calculated quarterly as a percentage of the value of the Annual Step-Up Death Benefit on the last reset of the Annual Step-Up Death Benefit, plus purchase payments made since the last reset date adjusted for any withdrawals made since the last reset date, and deducted quarterly from Contract Value. If all Annuitants are age 70 or younger at issue, the charge for the rider is 0.20%. If any Annuitant is age 71 to 75 at issue, the charge for the rider is 0.50%. If a spouse is added as a Joint Annuitant to the contract after the contract is issued, a new charge for the rider may apply. This new charge may be higher than the charge previously applied for the rider. On the day the rider and/or the contract terminates, the charge for this rider will be calculated, pro-rata, and deducted. The charge for this rider will be deducted from the Contract Value proportionately across the Subaccounts and Guarantee Account in which you are invested.

Charge for the Rollup Death Benefit Rider

We charge an additional amount for the Rollup Death Benefit Rider if you elect the rider at application. The charge for the rider is calculated and deducted in arrears. We deduct this charge to compensate us for the increased risks and expenses associated with providing the rider. The charge is calculated quarterly as a percentage of the value of the Rollup Death Benefit on that date and deducted quarterly from Contract Value. If all Annuitants are age 70 or younger at issue, the charge for the rider is 0.60%. If any Annuitant is age 71 to 75 at issue, the charge for the rider is 0.90%. If a spouse is added as a Joint Annuitant to the contract after the contract is issued, a new charge for the rider may apply. This new charge may be higher than the charge previously applied for the rider. On the day the rider and/or the contract terminates, the charge for this rider will be calculated, pro-rata, and deducted. The charge for this rider will be deducted from the Contract Value proportionately across the Subaccounts and Guarantee Account in which you are invested.

Charge for Earnings Protector Death Benefit Rider

We charge an additional amount for the Earnings Protector Death Benefit Rider if you elect the rider at application. The charge for the rider is calculated and deducted in arrears. We deduct this charge to compensate us for the increased risks and expenses associated with providing the rider. The charge is calculated quarterly as a percentage of the Contract Value on that date and deducted quarterly from Contract Value. The charge for the rider is 0.30%. On the day the rider and/or the contract terminates, the charge for this rider will be calculated, pro-rata, and deducted. The charge for this rider will be deducted from the Contract Value proportionately across the Subaccounts and Guarantee Account in which you are invested.

OTHER CHARGES

Annual Contract Maintenance Charge

We will deduct an annual contract maintenance charge of $40 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge on each contract anniversary and at full surrender. We will waive this charge if your Contract Value at the time of deduction is $50,000 or more.

We will allocate the annual contract maintenance charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionally from all assets in the Guarantee Account.

Deductions for Premium Tax

We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. The premium tax generally depends upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Portfolio Charges

Each Portfolio incurs certain fees and expenses. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as Rule 12b-1 fees and/or service share fees, if applicable. To pay for these expenses, the Portfolio makes deductions from its assets. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company.

Transfer Charges

We reserve the right to impose a charge of up to $10 per transfer after the twelfth transfer in a calendar year. This charge represents the costs we incur for effecting any such transfer. We will not realize a profit from imposing this charge.

THE CONTRACT

The contract is an individual flexible purchase payment variable deferred annuity contract. Your rights and benefits are described below and in the contract. There may be differences in your contract (such as differences in fees, charges and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.

PURCHASE OF THE CONTRACT

If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you either directly or through your sales representative. See the "Sale of the Contracts" provision of this prospectus.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within five days, we will inform you of the reasons, and will return your purchase payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial purchase payment within two business days. We apply any additional purchase payments you make on the Valuation Day we receive them at our Home Office.

There may be delays in our receipt of an application that are outside of our control (for example, because of the failure of the selling broker-dealer or authorized sales representative to forward the application to us promptly). Any such delays will affect when your contract can be issued and your purchase payment applied.

To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts and, if part of a plan, you must also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions that are younger than those stated in our contracts and/or riders. We neither influence, nor agree or disagree with the age restrictions imposed by firms and financial institutions.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether the contract is an appropriate investment for you.

PURCHASING THE CONTRACT THROUGH A TAX-FREE "SECTION 1035" EXCHANGE. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges that would apply to you. The other fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for
Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission on the sale.

OWNERSHIP

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. If the owner is an individual (natural person), a joint owner may be named at issue. Joint ownership may not be available in all states. The joint owner must be the owner's spouse/civil union partner. If the owner marries after issue, the owner may add his or her spouse/civil union partner as a joint owner after issue and before the Annuity Commencement Date, provided that we receive the request to add the spouse/civil union partner as a joint owner with satisfactory proof of marriage within one year of the date of marriage. Otherwise, a joint owner may not be added after the contract is issued.

The joint owner has an undivided interest in the contract with the same ownership rights as the owner. The joint owner and the owner share ownership equally with the right of survivorship. If either the owner or joint owner dies, the decedent's interest will pass to the survivor, subject to the death benefit provisions in the contract, including any applicable optional death benefit rider, and any death benefit provisions in any applicable living benefit rider option.

A joint owner may not be named if the owner is a non-natural entity or if the contract is a Qualified Contract.

If the owner is a natural person, the owner must also be an Annuitant and may name his or her spouse/civil union partner as Joint Annuitant at issue. A joint owner must also be a Joint Annuitant. If the owner marries after issue, the owner may add his or her spouse/civil union partner as a Joint Annuitant after issue and before the Annuity Commencement Date, provided that we receive the request to add the spouse/civil union partner as a Joint Annuitant with satisfactory proof of marriage within one year of the date of marriage and the Joint Annuitant meets the age requirements of the contract and any optional riders. A non-natural entity owner must name an Annuitant at issue and may name only the Annuitant's spouse/civil union partner as a Joint Annuitant.

Generally, the terms "spouse" and "civil union partner" have the meanings provided under applicable state law, include same-sex unions, and are not limited by the Federal Defense of Marriage Act. However, under federal tax law, only a "spouse," as defined under the Federal Defense of Marriage Act, is permitted to continue a contract without taking required distributions upon the death of an owner. See "Distribution Rules" provision of this prospectus.

Subject to certain restrictions imposed by electable rider options and as otherwise stated below, before the Annuity Commencement Date, you may change:

  .  your Annuity Commencement Date;

  .  your Optional Payment Plan;

  . the allocation of your investments among the Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "Transfers" provision); and

  . the owner, joint owner, primary beneficiary, and contingent beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary) upon written notice to the Home Office, provided you reserved this right and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your payment plan selection will no longer be in effect unless you request that it continue. In addition, during the Annuitant(s) life, you can change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so. Any new owner approved by us is subject to the terms and conditions of the contract. Any new owner must be acceptable to us.

Neither the Annuitant nor the Joint Annuitant can be changed.

We must receive your request for a change at our Home Office in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change. Please note that if you elect Guaranteed Income Advantage at the time of application, you may not change your scheduled Income Start Date or your Optional Payment Plan. In addition, withdrawals and/or transfers from the GIS Subaccount(s) will lower your guaranteed income floor and cause you to lose your right to continue to make scheduled transfers into the segment from which the withdrawal and/or transfer was made. Contract owners that have elected Income Protector must always allocate purchase payments and Contract Value in accordance with the Investment Strategy outlined in the rider. You may not, however, change the Optional Payment Plan once elected at the time of application.

ASSIGNMENT

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract with our consent. However, an assignment must occur before any income payments begin and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

IRAs and other Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.

If you elect Income Protector, our Home Office must approve any assignment, unless such assignment was made pursuant to a court order.

Guaranteed Income Advantage will terminate upon assignment of the contract unless such assignment is a result of legal process. Upon termination of Guaranteed Income Advantage, all assets in the GIS Subaccount(s) will be transferred to the GE Investments Funds, Inc. -- Money Market Fund as of the Valuation Day the assignment is received. If the assignment is received on a non-Valuation Day, the assets will be transferred on the next Valuation Day.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

PURCHASE PAYMENTS

You may make purchase payments at any frequency and in the amount you select, subject to certain restrictions, including restrictions that may be imposed by terms of elected riders. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. If any Annuitant is age 80 at the time of payment, the total amount not subject to prior approval is $1,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. Purchase payments may be made at any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the Annuitant (or Joint Annuitant, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

For contracts issued with a surrender charge schedule, the minimum initial purchase payment is $10,000 for Non-Qualified Contracts and $5,000 for Qualified Contracts. For contracts issued with no surrender charge schedule, the minimum initial purchase payment is $25,000 for Non-Qualified Contracts and $5,000 for Qualified Contracts. Each additional purchase payment must be at least $100 for all contracts. We may accept a lower initial purchase payment in the case of certain group sales.

VALUATION DAY AND VALUATION PERIOD

We will value Accumulation Units and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern time) for each day the New York Stock Exchange is open, except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF PURCHASE PAYMENTS

We place purchase payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio, and/or the Guarantee Account (if available), according to your instructions. You may allocate purchase payments to the Subaccounts and, if available, the Guarantee Account at any one time. The Guarantee Account may not be available in all states or markets. The Guarantee Account is not available to contract owners who have elected the four-year surrender charge schedule or no surrender charge schedule. The Guarantee Account, if available in the particular state or market, is only available if the seven-year surrender charge schedule is elected when the contract is purchased. The Guarantee Account is not available to contract owners who have elected Income Protector.

The percentage of any purchase payment that you can put into any one Subaccount or interest rate guarantee period must equal a whole percentage and cannot be less than $100. In addition, currently, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account.

If you have elected Guaranteed Income Advantage, you may not allocate purchase payments directly to the GIS Subaccount(s); allocations to the GIS Subaccount(s) must be made by scheduled transfers pursuant to pro rata scheduled transfers from all other Subaccounts in which you have assets. See the "Income Payments -- Guaranteed Income Advantage" provision of the prospectus. If you have elected Income Protector, you must always allocate your purchase payments and Contract Value in accordance with the Investment Strategy outlined in the rider. See the "Surrenders and Partial Withdrawals -- Income Protector" provision of the prospectus.

Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any purchase payments made after we receive notice of the change at our Home Office.

VALUATION OF ACCUMULATION UNITS

Partial withdrawals, surrender and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the mortality and expense risk charges and administrative expense charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

TRANSFERS

TRANSFERS BEFORE THE ANNUITY COMMENCEMENT DATE

All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account (if available) on any Valuation Day prior to the Annuity Commencement Date, subject to certain conditions that are stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. If you have elected Guaranteed Income Advantage, once you make a transfer from a segment that corresponds to a GIS Subaccount, you may not make subsequent purchase payments or transfers to that segment corresponding to that GIS Subaccount. If you have elected Income Protector, you must always allocate your purchase payments and Contract Value in accordance with the Investment Strategy outlined in the rider.

We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

TRANSFERS FROM THE GUARANTEE ACCOUNT TO THE SUBACCOUNTS

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. For any allocation from the Guarantee Account (if available) to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation PLUS 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision), you may make such transfers only during the 30-day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

TRANSFERS FROM THE SUBACCOUNTS TO THE GUARANTEE ACCOUNT

We may restrict certain transfers from the Subaccounts to the Guarantee Account (if available). We may also limit the amount that may be allocated to the Guarantee Account. Currently, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new premium payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six-month period following the transfer of any amount from the Guarantee Account to any Subaccount.

TRANSFERS AMONG THE SUBACCOUNTS

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request at our Home Office, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Home Office.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer after the twelfth transfer in a calendar year. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30-day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within 5 to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfers by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short- term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

In addition, the restrictions and charges listed above do not apply to any:

   (1) scheduled transfers made to the GIS Subaccount(s) pursuant to the terms of Guaranteed Income Advantage; or

   (2) transfers made among the Subaccounts pursuant to automatic rebalancing of assets made under the terms of Income Protector.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect unit values.

The affected Portfolio(s) determine whether these items apply.

We will treat all owners equally with respect to transfer requests.

TELEPHONE/INTERNET TRANSACTIONS

All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account (if available) by calling or electronically contacting us. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party to provide some form of personal identification before we act on the telephone/Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

CONFIRMATION OF TRANSACTIONS

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

SPECIAL NOTE ON RELIABILITY

Please note that the Internet or our telephone system may not always be available. Any computer or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios, and the management of the Portfolios share this position.

We have procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

SPECIAL NOTE ON FREQUENT TRANSFERS

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as the beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the Portfolio(s) will apply their policies and procedures in a uniform basis.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter owners seeking to engage in abusing market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30-day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners; however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Under rules adopted by the SEC, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. Under these circumstances, we may be required to provide your tax identification number or social security number to the Fund and/ or its manager. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established for that Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.

Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as broker-dealers, retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us, and we will credit the amount to the owner as of the Valuation Day of our receipt of the amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

DOLLAR COST AVERAGING PROGRAM

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Guarantee Account to any combination of other available

Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program:

   (1) by electing it on your application; or

   (2) by contacting an authorized sales representative; or

   (3) by calling us at (800) 352-9910.

To use the program, you must transfer at least $100 from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or interest rate guarantee period with each transfer.

The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary purchase payment unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file);

  . when the assets in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund and/or interest rate guarantee period from which transfers are being made are depleted.

If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We also reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new interest rate guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit simultaneous participation in the Dollar Cost Averaging program and Systematic Withdrawal program.

Dollar Cost Averaging is not available if you have elected Income Protector or if you are participating in the Asset Allocation Program. You may, however, participate in the Defined Dollar Cost Averaging Program, as described below.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

DEFINED DOLLAR COST AVERAGING PROGRAM

The Defined Dollar Cost Averaging program permits you to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to an Asset Allocation Model or, if you have elected Income Protector, from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the other available Investment Strategy options. The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Defined Dollar Cost Averaging program only if you elect it when you apply for the contract. To use the program, you must transfer at least $100 from the Subaccount (or Designated Subaccount) investing in the GE Investments Funds, Inc. -- Money Market Fund. If elected at application, the Defined Dollar Cost Averaging program will begin 30 days after the Contract Date. You may accelerate the amount you transfer. You may also terminate the program at any time.

We will discontinue your participation in the Defined Dollar Cost Averaging program at the first instance of one of the following events:

   (1) on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file);

   (2) when the assets in the Subaccount (or Designated Subaccount) investing in the GE Investments Funds, Inc. -- Money Market Fund are depleted; or

   (3) at the end of the twelfth month following the Contract Date.

Upon termination of the program, any remaining assets in the Subaccount (or Designated Subaccount) investing in the GE Investments Funds, Inc. -- Money Market Fund will be transferred to the specified Asset Allocation Model or Investment Strategy option.

There is no additional charge to participate in the Defined Dollar Cost Averaging program. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year. Any withdrawals taken from your contract while the Defined Dollar Cost Averaging program is in effect will be applied on a pro rata basis from all investments, including the GE Investments Funds, Inc. -- Money Market Fund. If you request a withdrawal from a specific Portfolio, however, we will terminate your Defined Dollar Cost Averaging program and treat the transfer as a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year.

We reserve the right to discontinue the Defined Dollar Cost Averaging program or to modify the program at any time and for any reason.

PORTFOLIO REBALANCING PROGRAM

Once your purchase payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by submitting a completed Portfolio Rebalancing form to our Home Office. You may not participate in the Portfolio Rebalancing program if you have elected Income Protector.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to our Home Office. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. Portfolio Rebalancing does not guarantee a profit or protect against a loss.

GUARANTEE ACCOUNT INTEREST SWEEP PROGRAM

If the Guarantee Account is available, you may instruct us to transfer interest earned on your assets in the Guarantee Account to the Subaccounts to which you are allocating purchase payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually, or annually).

The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, the interest sweep transfer will be processed first.

We may limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision of this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Home Office at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine.

There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. This program does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL WITHDRAWALS

SURRENDERS AND PARTIAL WITHDRAWALS

We will allow you to surrender your contract or to partially withdraw a portion of your Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $1,000. If your partial withdrawal request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on full surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) your Contract Value (after deduction of any charges for the optional rider(s), if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional Payment Plans specified in the contract, based on your instructions.

If you are taking a partial withdrawal, you may indicate, in writing, electronically, or by calling our Home Office, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application) on a pro rata basis in proportion to your assets allocated to the Separate Account. If you elect Income Protector and take a partial withdrawal, we will rebalance Contract Value to the Subaccounts in accordance with the allocation of Contract Value in effect prior to the partial withdrawal, unless you instruct us otherwise. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. If Guaranteed Income Advantage is elected at the time of application, withdrawals will then be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

A Portfolio may impose a redemption charge. The charge is retained by or paid to the Portfolio. The charge is not retained by or paid to us. The redemption charge may affect the number and/or value of Accumulation Units withdrawn from the Subaccount that invests in that Portfolio and may affect Contract Value.

When taking a partial withdrawal, any applicable surrender charges and/or applicable premium tax will be taken from the amount withdrawn, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Please remember that a partial withdrawal (including partial withdrawals taken pursuant to the terms of Income Protector) may reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium tax) reduces your Contract Value. See "The Death Benefit" provision of this prospectus.

Partial withdrawals may also be subject to income tax and, if taken prior to age 59 1/2, an additional 10% IRS penalty tax. See the "Tax Matters" provision of this prospectus.

RESTRICTIONS ON DISTRIBUTIONS FROM CERTAIN CONTRACTS

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program to withdraw their interest in a variable annuity contract issued under the Texas Optional Retirement Program only upon:

   (1) termination of employment in the Texas public institutions of higher education;

   (2) retirement;

   (3) death; or

   (4) the participant's attainment of age 70 1/2.

If your contract is issued to a Texas Optional Retirement Program, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

SYSTEMATIC WITHDRAWAL PROGRAM

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value initially must be at least $10,000 and you must submit a completed Systematic Withdrawal form to our Home Office. You can obtain the form from an authorized sales representative or from our Home Office.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision of this prospectus. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from purchase payments made. You may provide specific instructions as to the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application) and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by canceling Accumulation Units on a pro rata basis from all of the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application) in which you have an interest. To the extent that your assets in the Subaccounts are not sufficient to accomplish the withdrawal, we will take the remaining amount of the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including interest credited to such amounts) that have been in the Guarantee Account for the longest period of time. If Guaranteed Income Advantage is elected at the time of application, any remaining amounts will be taken from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments subject to the following:

   (1) you may request only one such change in a calendar quarter; and

   (2) if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision of this prospectus.

Each Systematic Withdrawal is subject to federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial withdrawals at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may withdraw free of any surrender charges in any contract year under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus. In addition, if you elect Income Protector, partial withdrawals and withdrawals under a Systematic Withdrawal program may also reduce the amount of the guaranteed minimum withdrawal benefit you are eligible to receive under the terms of the rider. See the "Income Protector" provision below. Partial withdrawals under a Systematic Withdrawal program may also reduce your death benefit. See "The Death Benefit" provision of this prospectus. Your Systematic Withdrawal amount may be affected if you take an additional partial withdrawal.

There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

INCOME PROTECTOR

Income Protector provides guaranteed withdrawals for the life of the Annuitant(s), based on purchase payments made in the first contract year, with upside potential, provided you meet certain conditions. First, you must allocate all purchase payments and Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

You may purchase Income Protector with or without the Principal Protection Death Benefit. The Principal Protection

Death Benefit is a feature available only with Income Protector. It cannot be elected separately from Income Protector. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchase Income Protector with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.

Income Protector is designed for an investor seeking a minimum lifetime income benefit, with upside potential, and who is comfortable with certain investment restrictions and withdrawal limits. Investors that may need annual income greater than the calculated Withdrawal Limit or who cannot adhere to the stated investment restrictions should carefully consider whether Income Protector is an appropriate investment choice. In addition, investors that have significant assets, and who are unconcerned with depleting those assets in retirement, may also want to consider other options. Investors should read the contract and prospectus carefully and should consult with a financial and tax adviser before purchasing the contract and any rider.

THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT PROVIDED UNDER THE RIDER MAY BE REDUCED OR LOST BASED ON THE WITHDRAWALS YOU TAKE FROM THE CONTRACT. FOR EXAMPLE, YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT WILL BE REDUCED IF YOU TAKE EXCESS WITHDRAWALS IN A BENEFIT YEAR. SEE THE "IMPACT OF WITHDRAWALS" PROVISION BELOW. YOU WILL ALSO LOSE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT OR IF YOU ELECT TO TERMINATE THE RIDER ON ANY CONTRACT ANNIVERSARY ON OR AFTER THE SEVENTH CONTRACT ANNIVERSARY. IN ADDITION, IF, AFTER A WITHDRAWAL, (I) YOUR CONTRACT VALUE IS LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT OR IF YOUR CONTRACT VALUE IS LESS THAN OR EQUAL TO 13/12 MULTIPLIED BY THE MOST RECENTLY CALCULATED WITHDRAWAL LIMIT AND (II) YOUR WITHDRAWAL LIMIT IS LESS THAN $100, YOU WILL NO LONGER RECEIVE LIFETIME PAYMENTS OF YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT. INSTEAD, YOU COULD RECEIVE, AT LEAST, A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT.

CERTAIN QUALIFIED CONTRACTS HAVE WITHDRAWAL RESTRICTIONS THAT MAY PREVENT YOU FROM TAKING WITHDRAWALS BEFORE AGE 591/2 WITH LIMITED EXCEPTIONS. CONSULT A TAX ADVISER BEFORE PURCHASING INCOME PROTECTOR IN CONNECTION WITH A QUALIFIED CONTRACT.

THE PRINCIPAL PROTECTION DEATH BENEFIT PROVIDED UNDER THE RIDER, IF ELECTED, WILL BE REDUCED AND MAY BE LOST BASED ON WITHDRAWALS YOU TAKE FROM THE CONTRACT. YOU WILL ALSO LOSE THE PRINCIPAL PROTECTION DEATH BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT OR IF YOU ELECT TO TERMINATE THE RIDER ON ANY CONTRACT ANNIVERSARY ON OR AFTER THE SEVENTH CONTRACT ANNIVERSARY.

Income Protector and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Income Protector and the Principal Protection Death Benefit at any time and for any reason. If you wish to elect Income Protector, with or without the Principal Protection Death Benefit, you must do so at the time of application. Income Protector, with or without the Principal Protection Death Benefit, may be purchased with the Annual Step-Up Death Benefit Rider, but not with any of the other death benefit rider options.

References to Income Protector include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

You may terminate this rider without terminating the contract on any contract anniversary on or after the seventh contract anniversary.

INVESTMENT STRATEGY FOR INCOME PROTECTOR. In order to receive the full benefit provided by Income Protector, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy.

Investment Strategies may change from time to time. If the Investment Strategy changes, and you do not, thereafter, reset your benefit, you may have assets allocated to the Investment Strategy prescribed at the time the contract was issued. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

FOR CONTRACT OWNERS THAT PURCHASED THE CONTRACT WITH INCOME PROTECTOR PRIOR TO DECEMBER 14, 2009, the current Investment Strategy for Income Protector includes six Designated Subaccounts and three Asset Allocation Models: the 40/60 Model, the 60/40 Model and the 70/30 Model. Under this Investment Strategy, contract owners may allocate purchase payments and Contract Value to either one of the three available Asset Allocation Models or to one or more of the Designated Subaccounts.

FOR CONTRACT OWNERS THAT PURCHASED THE CONTRACT WITH INCOME PROTECTOR ON OR AFTER DECEMBER 14, 2009, the current Investment Strategy for Income Protector includes six Designated Subaccounts. Under this Investment Strategy, contract owners may allocate purchase payments and Contract Value to one or more of the Designated Subaccounts.

When you apply for the contract, you may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as a Designated Subaccount if you purchased Income Protector and are participating in the Defined Dollar Cost Averaging program. For more information about the Defined Dollar Cost Averaging program, the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the "Defined Dollar Cost Averaging Program," "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise the applicable Asset Allocation Model. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund. YOUR ALLOCATION INSTRUCTIONS MUST ALWAYS COMPLY WITH THE INVESTMENT STRATEGY.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.).

Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment Strategy.

FOR CONTRACT OWNERS THAT PURCHASED THE CONTRACT WITH INCOME PROTECTOR PRIOR TO DECEMBER 14, 2009, under the current Investment Strategy for Income Protector:

   (1) owners may allocate purchase payments and Contract Value to one or more of the following Designated Subaccounts:

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Genworth Variable Insurance Trust -- Genworth 40/60 Index Allocation Fund -- Service Shares;

       Genworth Variable Insurance Trust -- Genworth 60/40 Index Allocation Fund -- Service Shares;

       Genworth Variable Insurance Trust -- Genworth Growth Allocation Fund -- Service Shares; and/or

       Genworth Variable Insurance Trust -- Genworth Moderate Allocation Fund -- Service Shares;

       OR

   (2) owners may allocate purchase payments and Contract Value to one of three Asset Allocation Models: the 40/60 Model, the 60/40 Model or the 70/30 Model.

FOR CONTRACT OWNERS THAT PURCHASE THE CONTRACT WITH INCOME PROTECTOR ON OR AFTER DECEMBER 14, 2009, under the current Investment Strategy for Income
Protector:

   (1) owners may allocate purchase payments and Contract Value to one or more of the following Designated Subaccounts:

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Genworth Variable Insurance Trust -- Genworth 40/60 Index Allocation Fund -- Service Shares;

       Genworth Variable Insurance Trust -- Genworth 60/40 Index Allocation Fund -- Service Shares;

       Genworth Variable Insurance Trust -- Genworth Growth Allocation Fund -- Service Shares; and/or

       Genworth Variable Insurance Trust -- Genworth Moderate Allocation Fund -- Service Shares.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.

WITHDRAWAL LIMIT. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor.

The Withdrawal Factor is based on the age of the younger Annuitant. The Withdrawal Factor will be fixed on the earlier of the Valuation Day of the first withdrawal and the Valuation Day the Contract Value is less than 13/12 multiplied by the most recently calculated Withdrawal Limit.




FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF SEPTEMBER 13, 2010, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE CONTRACT MODIFICATIONS, the Withdrawal Factor Percentages for the Income Protector rider are as follows:



 AGE OF    SINGLE     JOINT
 YOUNGER  ANNUITANT ANNUITANT
ANNUITANT CONTRACT  CONTRACT
-----------------------------
  50-54     3.00%     2.75%
  55-59     4.00%     3.75%
  60-64     4.50%     4.25%
  65-69     5.25%     5.00%
  70-74     6.00%     5.75%
  75-79     6.25%     6.00%
   80+      7.00%     6.75%
-----------------------------



FOR CONTRACTS ISSUED BEFORE THE LATER OF SEPTEMBER 13, 2010, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE CONTRACT MODIFICATIONS, the Withdrawal Factor Percentages for the Income Protector rider are as follows:



 AGE OF    SINGLE     JOINT
 YOUNGER  ANNUITANT ANNUITANT
ANNUITANT CONTRACT  CONTRACT
-----------------------------
  50-54     3.00%     2.75%
  55-59     4.00%     3.75%
  60-64     4.50%     4.25%
  65-69     5.00%     4.75%
  70-74     5.50%     5.25%
  75-79     6.00%     5.75%
   80+      7.00%     6.75%
-----------------------------


BENEFIT BASE. The benefit base is an amount used to establish the Withdrawal Limit. The benefit base on the Contract Date is equal to the initial purchase payment. On each Valuation Day, the benefit base is the greatest of the Purchase Payment Benefit Amount, the Roll-Up Value and the Maximum Anniversary Value. The benefit base may change as a result of a purchase payment, withdrawal, or reset as described below.

PURCHASE PAYMENTS. Any purchase payment applied to your contract before the first contract anniversary will adjust your Purchase Payment Benefit Amount as described in the "Purchase Payment Benefit Amount" provision below and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision below. Additional purchase payments made on or after the first contract anniversary will be applied to your Contract Value but will not adjust the Purchase Payment Benefit Amount and/or Roll-Up Value.

ALL PURCHASE PAYMENTS APPLIED TO YOUR CONTRACT WILL ADJUST YOUR PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE). WE RESERVE THE RIGHT, HOWEVER, TO NOT ADJUST THE PRINCIPAL PROTECTION DEATH BENEFIT FOR PURCHASE PAYMENTS MADE ON OR AFTER THE FIRST CONTRACT ANNIVERSARY. PLEASE SEE THE "IMPORTANT NOTE" PROVISION BELOW, WHICH DISCUSSES THE IMPACT OF NOT ADJUSTING THE PURCHASE PAYMENT BENEFIT AMOUNT, PRINCIPAL PROTECTION DEATH BENEFIT AND/OR ROLL-UP VALUE FOR SUBSEQUENT PURCHASE PAYMENTS.

You must allocate all purchase payments and Contact Value to the Investment Strategy at all times.

PURCHASE PAYMENT BENEFIT AMOUNT. The Purchase Payment Benefit Amount will equal your purchase payments made before the first contract anniversary.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Purchase Payment Benefit Amount will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.

ROLL-UP VALUE. Your Roll-Up Value on the Contract Date is equal to the amount of your initial purchase payment. We will increase your Roll-Up Value on each day. On any day before and including the first contract anniversary, the Roll-Up Value is equal to the sum of (a) and (b), multiplied by (c), where:

   (a) is the Roll-Up Value on the prior day;

   (b) is any purchase payment(s) made on the prior Valuation Day; and

   (c) is the daily roll-up factor.

On any day after the after the first contract anniversary, the Roll-Up Value is equal to (a) multiplied by (b), where:

   (a) is the Roll-Up Value on the prior day; and

   (b) is the daily roll-up factor.

The daily roll-up factor is 1.000159654, which is the equivalent of an annual percentage rate of 6% with compound interest.

The Roll-Up Value will continue to increase until the date of the first withdrawal or the tenth anniversary of the Contract Date. The Roll-Up Value will not increase after this date.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below. The Roll-Up Value will not increase after this date.

MAXIMUM ANNIVERSARY VALUE AND RESET. The Maximum Anniversary Value on the Contract Date is equal to the initial purchase payment. On each contract anniversary, if the Contract Value is greater than the current Maximum Anniversary Value, the Maximum Anniversary Value will be increased to the Contract Value. If this day is not a Valuation Day, this reset will occur on the next Valuation Day.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Maximum Anniversary Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.

On the Valuation Day we reset your Maximum Anniversary Value, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider. For Income Protector without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.50% of the benefit base. For Income Protector with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.50% of the benefit base PLUS 1.00% of the value of the Principal Protection Death Benefit. Resets will occur automatically unless such automatic resets are or have been terminated.

Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. THE RESET PROVISION IS NOT AVAILABLE ON OR AFTER THE LATEST PERMITTED ANNUITY COMMENCEMENT DATE.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (c) income payments begin via annuitization; or

   (d) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.

PLEASE NOTE THAT AN AUTOMATIC RESET WILL OCCUR ON A CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE MAXIMUM ANNIVERSARY VALUE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, AN AUTOMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGES FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGES AND (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET
DATE). PLEASE CAREFULLY CONSIDER THE IMPACT OF AUTOMATIC RESETS WHEN YOU ELECT INCOME PROTECTOR AND WHILE THE RIDER IS IN EFFECT. AS INDICATED ABOVE, YOU MAY TERMINATE THE AUTOMATIC RESET FEATURE OF THE RIDER AT ANY TIME BY SUBMITTING A WRITTEN REQUEST TO US AT OUR HOME OFFICE AT LEAST 15 DAYS PRIOR TO THE CONTRACT ANNIVERSARY DATE.

IMPORTANT NOTE. WE DO NOT ADJUST THE PURCHASE PAYMENT BENEFIT AMOUNT OR ROLL-UP VALUE FOR ANY PURCHASE PAYMENTS RECEIVED ON OR AFTER THE FIRST CONTRACT ANNIVERSARY. IN ADDITION, WE RESERVE THE RIGHT TO NOT ADJUST THE PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE) FOR PURCHASE PAYMENTS MADE ON OR AFTER THE FIRST CONTRACT ANNIVERSARY.

Before making purchase payments that do not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such purchase payments; and
(ii) this rider may not make sense for you if you intend to make subsequent purchase payments that will not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value.

IMPACT OF WITHDRAWALS. If a Gross Withdrawal PLUS all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value, and Maximum Anniversary Value will be recalculated to reflect a pro-rata reduction for each dollar that is in excess of your Withdrawal Limit. Your new Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable),

Roll-Up Value and Maximum Anniversary Value after such a withdrawal will be calculated by multiplying each of (a) by (b), divided by (c), where:

   (a) is the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value before the Gross Withdrawal;

   (b) is the Contract Value after the Gross Withdrawal; and

   (c) is the Contract Value before the Gross Withdrawal reduced by any remaining Withdrawal Limit.

For purposes of (c) above, "any remaining Withdrawal Limit" is the Gross Withdrawal that could have been taken without exceeding the Withdrawal Limit.

When requesting an excess withdrawal, we will attempt to contact you or your representative to confirm that you understand the implications of the excess withdrawal and would like to proceed with the request.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

REQUIRED MINIMUM DISTRIBUTIONS. If the required minimum distribution amount, attributable to the contract value, calculated for a calendar year ("RMD amount"), exceeds the Withdrawal Limit for the Benefit Year within which the calendar year begins ("current Benefit Year"), the excess, if distributed, will not be treated as an excess withdrawal for the current Benefit Year. If the RMD amount is not distributed in the current Benefit Year, the lesser of amount (a) or (b), if distributed, will not be treated as an excess withdrawal for the subsequent Benefit Year, where:

   (a) is the difference between the RMD amount and the sum of withdrawals made during the current Benefit Year; and

   (b) is the difference between the RMD amount and the Withdrawal Limit for the current Benefit Year.

As used in this provision, the RMD amount shall not exceed the RMD amount calculated under the Code and regulations issued thereunder, as in effect on the Contract Date. The RMD amount for a Joint Annuitant for years after the year of death of the Annuitant shall be determined under the life expectancy method as provided in the Code and regulations issued thereunder, as in effect on the Contract Date.

You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Income Protector, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your Purchase Payment Benefit Amount, the Principal Protection Death Benefit (if applicable), your Roll-Up Value and your Maximum Anniversary Value (and, consequently, your Withdrawal Limit).

You also should carefully consider when to begin taking withdrawals if you elected Income Protector. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

YOUR CONTRACT VALUE AFTER TAKING A WITHDRAWAL MAY BE LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT. IN THIS EVENT, OR IF YOUR CONTRACT VALUE IS LESS THAN OR EQUAL TO 13/12 MULTIPLIED BY THE MOST RECENTLY CALCULATED WITHDRAWAL LIMIT, THE FOLLOWING WILL OCCUR:

  . IF THE WITHDRAWAL LIMIT IS LESS THAN $100, WE WILL PAY YOU THE GREATEST OF THE FOLLOWING:

     (A) THE CONTRACT VALUE;

     (B) A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT CALCULATED USING THE 2000 ANNUITY MORTALITY TABLE AND AN INTEREST RATE OF 3%; AND

     (C) THE PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE).

  . IF THE WITHDRAWAL LIMIT IS GREATER THAN OR EQUAL TO $100, WE WILL BEGIN INCOME PAYMENTS. WE WILL MAKE PAYMENTS OF A FIXED AMOUNT FOR THE LIFE OF THE ANNUITANT OR, IF THERE ARE JOINT ANNUITANTS, THE LAST SURVIVING ANNUITANT. THE FIXED AMOUNT PAYABLE ANNUALLY WILL EQUAL THE MOST RECENTLY CALCULATED WITHDRAWAL LIMIT. WE WILL MAKE PAYMENTS MONTHLY OR ON ANOTHER PERIODIC BASIS AGREED BY US. IF THE MONTHLY AMOUNT IS LESS THAN $100, WE WILL REDUCE THE FREQUENCY SO THAT THE PAYMENT WILL BE AT LEAST $100. THE PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE) WILL CONTINUE UNDER THIS PROVISION. THE PRINCIPAL PROTECTION DEATH BENEFIT WILL BE REDUCED BY EACH PAYMENT. THE PRINCIPAL PROTECTION DEATH BENEFIT, IF ANY, WILL BE PAYABLE ON THE DEATH OF THE LAST SURVIVING ANNUITANT.

     FOR PURPOSES OF THIS PROVISION, THE FIRST ANNUITY YEAR IS THE PERIOD OF TIME BETWEEN THE DATE WE BEGIN INCOME PAYMENTS AND THE NEXT CONTRACT ANNIVERSARY. SUBSEQUENT ANNUITY YEARS ARE THE ONE-YEAR PERIODS BEGINNING ON EACH CONTRACT ANNIVERSARY. INCOME PAYMENTS IN THE FIRST ANNUITY YEAR ARE ADJUSTED FOR WITHDRAWALS TAKEN SINCE THE LAST CONTRACT ANNIVERSARY. THE TOTAL OF ALL INCOME PAYMENTS MADE IN THE FIRST ANNUITY YEAR WILL EQUAL THE GREATER OF ZERO AND (A) MINUS (B), WHERE:

         (A) IS THE MOST RECENTLY CALCULATED WITHDRAWAL LIMIT; AND

         (B) IS ANY WITHDRAWAL(S) MADE SINCE THE LAST CONTRACT ANNIVERSARY.

PRINCIPAL PROTECTION DEATH BENEFIT. You may purchase Income Protector with the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Income Protector. It cannot be elected separately from Income Protector.

The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial purchase payment. Purchase payments in a Benefit Year increase the Principal Protection Death Benefit. We reserve the right to not adjust the Principal Protection Death Benefit for purchase payments made on or after the first contract anniversary. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is less than or equal to the Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will be reduced on a pro-rata basis for each dollar that is in excess of your Withdrawal Limit, as described in the "Impact of Withdrawals" provision above.

At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Principal Protection Death Benefit (if applicable); and

   (c) is any amount payable by any other optional death benefit rider (if applicable).

DEATH PROVISIONS. At the death of any Annuitant, a death benefit may be payable under the contract. The death benefit payable, if any, will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. Please note, however, that under federal tax law, only a "spouse" as defined under the Federal Defense of Marriage Act is permitted to continue the rider without taking required distributions upon the death of the owner. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

If the designated beneficiary is not an Annuitant, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.

CONSIDERATIONS. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

RIDER CHARGE. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

If you purchase Income Protector with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional purchase payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

We currently assess the following charges for the rider, calculated and deducted as described above:

Income Protector without the Principal Protection Death Benefit
     Single or Joint Annuitant Contract  1.10% of benefit base
---------------------------------------------------------------------

Income Protector with the Principal Protection Death Benefit --
 Annuitant Age 50-70

     Single or Joint Annuitant Contract  1.10% of benefit base PLUS
                                         0.20% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Income Protector with the Principal Protection Death Benefit --
 Annuitant Age 71-85

     Single or Joint Annuitant Contract  1.10% of benefit base PLUS
                                         0.50% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

The charges for Income Protector without the Principal Protection Death Benefit will never exceed 2.50% of benefit base. The charges for Income Protector with the Principal Protection Death Benefit will never exceed 2.50% of benefit base PLUS 1.00% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

WHEN THE RIDER IS EFFECTIVE

If available, Income Protector and the Principal Protection Death Benefit must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. You may terminate this rider (without terminating the contract) on any contract anniversary on or after the seventh contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Annuity Commencement Date.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Income Protector. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

CHANGE OF OWNERSHIP

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

ISSUE AGE

This rider is only available if all Annuitants are no younger than age 50 and no older than age 85 on the Contract Date.

GENERAL PROVISIONS

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse/civil union partner as a Joint Annuitant.

  . An individual (natural person) owner must also be an Annuitant and may name his/her spouse/civil union partner as Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse/civil union partner.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, provided that we receive the request to add the spouse/civil union partner as a joint owner/Joint Annuitant with satisfactory proof of marriage within one year of the date of marriage and the Joint Annuitant meets the age requirements of the contract and any optional riders at the time we receive the request in good order.

  . Under federal tax law, civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. Consult a tax adviser before purchasing the rider under these circumstances.

EXAMPLES



FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF SEPTEMBER 13, 2010, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE CONTRACT MODIFICATIONS

The following examples show how Income Protector works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.



This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Income Protector without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 56 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.25%;

   (4) the Roll-Up Value increases for ten years;

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.



                                                            PURCHASE
                                          CONTRACT VALUE -   PAYMENT     MAXIMUM
                              WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------------------
    56          $100,000        $    0        $96,868       $100,000    $100,000    $106,000      $106,000     $100,000
    57            96,868             0         93,730        100,000     100,000     112,360       112,360      100,000
    58            93,730             0         90,583        100,000     100,000     119,102       119,102      100,000
    59            90,583             0         87,422        100,000     100,000     126,248       126,248      100,000
    60            87,422             0         84,244        100,000     100,000     133,823       133,823      100,000
    61            84,244             0         81,044        100,000     100,000     141,852       141,852      100,000
    62            81,044             0         77,817        100,000     100,000     150,363       150,363      100,000
    63            77,817             0         74,557        100,000     100,000     159,385       159,385      100,000
    64            74,557             0         71,261        100,000     100,000     168,948       168,948      100,000
    65            71,261         9,402         58,521        100,000     100,000     179,085       179,085       86,158
    66            58,521         9,402         45,993        100,000     100,000     179,085       179,085       71,535
    67            45,993         9,402         33,676        100,000     100,000     179,085       179,085       55,922
    68            33,676         9,402         21,606        100,000     100,000     179,085       179,085       38,966
    69            21,606         9,402          9,777        100,000     100,000     179,085       179,085       19,864
    70             9,777         9,402              0        100,000     100,000     179,085       179,085            0
    71                 0         9,402              0        100,000     100,000     179,085       179,085            0
    72                 0         9,402              0        100,000     100,000     179,085       179,085            0
    73                 0         9,402              0        100,000     100,000     179,085       179,085            0
    74                 0         9,402              0        100,000     100,000     179,085       179,085            0
    75                 0         9,402              0        100,000     100,000     179,085       179,085            0
    76                 0         9,402              0        100,000     100,000     179,085       179,085            0
    77                 0         9,402              0        100,000     100,000     179,085       179,085            0
    78                 0         9,402              0        100,000     100,000     179,085       179,085            0
    79                 0         9,402              0        100,000     100,000     179,085       179,085            0
    80                 0         9,402              0        100,000     100,000     179,085       179,085            0
    81                 0         9,402              0        100,000     100,000     179,085       179,085            0
    82                 0         9,402              0        100,000     100,000     179,085       179,085            0
    83                 0         9,402              0        100,000     100,000     179,085       179,085            0
    84                 0         9,402              0        100,000     100,000     179,085       179,085            0
    85                 0         9,402              0        100,000     100,000     179,085       179,085            0
    86                 0         9,402              0        100,000     100,000     179,085       179,085            0
    87                 0         9,402              0        100,000     100,000     179,085       179,085            0
    88                 0         9,402              0        100,000     100,000     179,085       179,085            0
    89                 0         9,402              0        100,000     100,000     179,085       179,085            0
    90                 0         9,402              0        100,000     100,000     179,085       179,085            0
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Income Protector without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 56 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.25%;

   (4) the Roll-Up Value increases for ten years;

   (5) the contract earns a net return of 8% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.



                                                            PURCHASE
                                          CONTRACT VALUE -   PAYMENT     MAXIMUM
                              WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------------------
    56          $100,000        $     0       $106,826      $100,000    $100,000    $106,000      $106,000     $106,826
    57           106,826              0        114,127       100,000     106,826     112,360       112,360      114,127
    58           114,127              0        121,938       100,000     114,127     119,102       119,102      121,938
    59           121,938              0        130,291       100,000     121,938     126,248       126,248      130,291
    60           130,291              0        139,225       100,000     130,291     133,823       133,823      139,225
    61           139,225              0        148,777       100,000     139,225     141,852       141,852      148,777
    62           148,777              0        158,990       100,000     148,777     150,363       150,363      158,990
    63           158,990              0        169,908       100,000     158,990     159,385       159,385      169,908
    64           169,908              0        181,576       100,000     169,908     168,948       169,908      181,576
    65           181,576          9,533        184,513       100,000     181,576     179,085       181,576      184,513
    66           184,513          9,687        187,498       100,000     184,513     179,085       184,513      187,498
    67           187,498          9,844        190,530       100,000     187,498     179,085       187,498      190,530
    68           190,530         10,003        193,612       100,000     190,530     179,085       190,530      193,612
    69           193,612         10,165        196,744       100,000     193,612     179,085       193,612      196,744
    70           196,744         10,329        199,926       100,000     196,744     179,085       196,744      199,926
    71           199,926         10,496        203,160       100,000     199,926     179,085       199,926      203,160
    72           203,160         10,666        206,446       100,000     203,160     179,085       203,160      206,446
    73           206,446         10,838        209,786       100,000     206,446     179,085       206,446      209,786
    74           209,786         11,014        213,179       100,000     209,786     179,085       209,786      213,179
    75           213,179         11,192        216,627       100,000     213,179     179,085       213,179      216,627
    76           216,627         11,373        222,585       100,000     216,627     179,085       216,627      222,585
    77           222,585         11,686        228,706       100,000     222,585     179,085       222,585      228,706
    78           228,706         12,007        234,995       100,000     228,706     179,085       228,706      234,995
    79           234,995         12,337        241,458       100,000     234,995     179,085       234,995      241,458
    80           241,458         12,677        248,098       100,000     241,458     179,085       241,458      248,098
    81           248,098         13,025        254,920       100,000     248,098     179,085       248,098      254,920
    82           254,920         13,383        261,931       100,000     254,920     179,085       254,920      261,931
    83           261,931         13,751        269,134       100,000     261,931     179,085       261,931      269,134
    84           269,134         14,130        276,535       100,000     269,134     179,085       269,134      276,535
    85           276,535         14,518        284,140       100,000     276,535     179,085       276,535      284,140
    86           284,140         14,917        291,953       100,000     284,140     179,085       284,140      291,953
    87           291,953         15,328        299,982       100,000     291,953     179,085       291,953      299,982
    88           299,982         15,749        308,232       100,000     299,982     179,085       299,982      308,232
    89           308,232         16,182        316,708       100,000     308,232     179,085       308,232      316,708
    90           316,708         16,627        325,417       100,000     316,708     179,085       316,708      325,417
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Income Protector with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 75 at issue, waits one year before taking a withdrawal, and has a Withdrawal Factor of 6.25%;

   (4) the Roll-Up Value increases for one year;

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.



                                                            PURCHASE
                                          CONTRACT VALUE -   PAYMENT     MAXIMUM
                              WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------------------
    75          $100,000        $6,625        $89,746       $100,000    $100,000    $106,000      $106,000      $93,375
    76            89,746         6,625         79,698        100,000     100,000     106,000       106,000       86,750
    77            79,698         6,625         69,883        100,000     100,000     106,000       106,000       80,125
    78            69,883         6,625         60,297        100,000     100,000     106,000       106,000       73,500
    79            60,297         6,625         50,936        100,000     100,000     106,000       106,000       66,875
    80            50,936         6,625         41,755        100,000     100,000     106,000       106,000       60,250
    81            41,755         6,625         32,791        100,000     100,000     106,000       106,000       53,625
    82            32,791         6,625         24,038        100,000     100,000     106,000       106,000       47,000
    83            24,038         6,625         15,494        100,000     100,000     106,000       106,000       40,375
    84            15,494         6,625          7,153        100,000     100,000     106,000       106,000       33,750
    85             7,153         6,625              0        100,000     100,000     106,000       106,000       27,125
    86                 0         6,625              0        100,000     100,000     106,000       106,000       20,500
    87                 0         6,625              0        100,000     100,000     106,000       106,000       13,875
    88                 0         6,625              0        100,000     100,000     106,000       106,000        7,250
    89                 0         6,625              0        100,000     100,000     106,000       106,000          625
    90                 0         6,625              0        100,000     100,000     106,000       106,000            0
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Income Protector with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 75 at issue, waits one year before taking a withdrawal, and has a Withdrawal Factor of 6.25%;

   (4) the Roll-Up Value increases for one year;

   (5) the contract earns a net return of 8% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.



                                                            PURCHASE
                                          CONTRACT VALUE -   PAYMENT     MAXIMUM
                              WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------------------
    75          $100,000        $6,625        $99,686       $100,000    $100,000    $106,000      $106,000      $99,686
    76            99,686         6,625         99,346        100,000     100,000     106,000       106,000       99,346
    77            99,346         6,625         99,013        100,000     100,000     106,000       106,000       99,013
    78            99,013         6,625         98,687        100,000     100,000     106,000       106,000       98,687
    79            98,687         6,625         98,370        100,000     100,000     106,000       106,000       98,370
    80            98,370         6,625         98,061        100,000     100,000     106,000       106,000       98,061
    81            98,061         6,625         97,762        100,000     100,000     106,000       106,000       97,762
    82            97,762         6,625         97,472        100,000     100,000     106,000       106,000       97,472
    83            97,472         6,625         97,194        100,000     100,000     106,000       106,000       97,194
    84            97,194         6,625         96,927        100,000     100,000     106,000       106,000       96,927
    85            96,927         6,625         96,674        100,000     100,000     106,000       106,000       96,674
    86            96,674         6,625         96,434        100,000     100,000     106,000       106,000       96,434
    87            96,434         6,625         96,209        100,000     100,000     106,000       106,000       96,209
    88            96,209         6,625         96,000        100,000     100,000     106,000       106,000       96,000
    89            96,000         6,625         95,808        100,000     100,000     106,000       106,000       95,808
    90            95,808         6,625         95,635        100,000     100,000     106,000       106,000       95,635
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Income Protector with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.25%;



   (4) the Roll-Up Value increases for ten years;

   (5) at age 65, the owner takes an excess withdrawal of $5,000;

   (6) the contract earns a net return of -2% before rider charges are deducted; and

   (7) the owner dies upon reaching age 90.



                                                            PURCHASE
                                          CONTRACT VALUE -   PAYMENT     MAXIMUM
                              WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------------------
    52          $100,000        $     0       $96,669       $100,000    $100,000    $106,000      $106,000     $100,000
    53            96,669              0        93,337        100,000     100,000     112,360       112,360      100,000
    54            93,337              0        89,999        100,000     100,000     119,102       119,102      100,000
    55            89,999              0        86,652        100,000     100,000     126,248       126,248      100,000
    56            86,652              0        83,291        100,000     100,000     133,823       133,823      100,000
    57            83,291              0        79,911        100,000     100,000     141,852       141,852      100,000
    58            79,911              0        76,508        100,000     100,000     150,363       150,363      100,000
    59            76,508              0        73,076        100,000     100,000     159,385       159,385      100,000
    60            73,076              0        69,611        100,000     100,000     168,948       168,948      100,000
    61            69,611              0        66,107        100,000     100,000     179,085       179,085      100,000
    62            66,107              0        62,632        100,000     100,000     179,085       179,085      100,000
    63            62,632              0        59,225        100,000     100,000     179,085       179,085      100,000
    64            59,225              0        55,887        100,000     100,000     179,085       179,085      100,000
    65            55,887         14,402        38,214         88,430      88,430     158,364       158,364       80,116
    66            38,214          8,314        27,198         88,430      88,430     158,364       158,364       71,801
    67            27,198          8,314        16,424         88,430      88,430     158,364       158,364       63,487
    68            16,424          8,314         5,883         88,430      88,430     158,364       158,364       55,173
    69             5,883          8,314             0         88,430      88,430     158,364       158,364       46,859
    70                 0          8,314             0         88,430      88,430     158,364       158,364       38,545
    71                 0          8,314             0         88,430      88,430     158,364       158,364       30,231
    72                 0          8,314             0         88,430      88,430     158,364       158,364            0
    73                 0          8,314             0         88,430      88,430     158,364       158,364            0
    74                 0          8,314             0         88,430      88,430     158,364       158,364            0
    75                 0          8,314             0         88,430      88,430     158,364       158,364            0
    76                 0          8,314             0         88,430      88,430     158,364       158,364            0
    77                 0          8,314             0         88,430      88,430     158,364       158,364            0
    78                 0          8,314             0         88,430      88,430     158,364       158,364            0
    79                 0          8,314             0         88,430      88,430     158,364       158,364            0
    80                 0          8,314             0         88,430      88,430     158,364       158,364            0
    81                 0          8,314             0         88,430      88,430     158,364       158,364            0
    82                 0          8,314             0         88,430      88,430     158,364       158,364            0
    83                 0          8,314             0         88,430      88,430     158,364       158,364            0
    84                 0          8,314             0         88,430      88,430     158,364       158,364            0
    85                 0          8,314             0         88,430      88,430     158,364       158,364            0
    86                 0          8,314             0         88,430      88,430     158,364       158,364            0
    87                 0          8,314             0         88,430      88,430     158,364       158,364            0
    88                 0          8,314             0         88,430      88,430     158,364       158,364            0
    89                 0          8,314             0         88,430      88,430     158,364       158,364            0
    90                 0          8,314             0         88,430      88,430     158,364       158,364            0
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Income Protector with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.25%;



   (4) the Roll-Up Value increases for ten years;

   (5) at age 65, the owner takes an excess withdrawal of $5,000;

   (6) the contract earns a net return of 8% before rider charges are deducted; and

   (7) the owner dies upon reaching age 90.



                                                            PURCHASE
                                          CONTRACT VALUE -   PAYMENT     MAXIMUM
                              WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------------------
    52          $100,000        $     0       $106,620      $100,000    $100,000    $106,000      $106,000     $106,620
    53           106,620              0        113,699       100,000     106,620     112,360       112,360      113,699
    54           113,699              0        121,270       100,000     113,699     119,102       119,102      121,270
    55           121,270              0        129,365       100,000     121,270     126,248       126,248      129,365
    56           129,365              0        138,023       100,000     129,365     133,823       133,823      138,023
    57           138,023              0        147,280       100,000     138,023     141,852       141,852      147,280
    58           147,280              0        157,178       100,000     147,280     150,363       150,363      157,178
    59           157,178              0        167,760       100,000     157,178     159,385       159,385      167,760
    60           167,760              0        179,072       100,000     167,760     168,948       168,948      179,072
    61           179,072              0        191,163       100,000     179,072     179,085       179,085      191,163
    62           191,163              0        204,086       100,000     191,163     179,085       191,163      204,086
    63           204,086              0        217,896       100,000     204,086     179,085       204,086      217,896
    64           217,896              0        232,654       100,000     217,896     179,085       217,896      232,654
    65           232,654         17,214        231,211        97,883     232,654     175,294       232,654      231,211
    66           231,211         11,956        234,989        97,883     227,729     175,294       227,729      234,989
    67           234,989         12,337        238,631        97,883     234,989     175,294       234,989      238,631
    68           238,631         12,528        242,358        97,883     238,631     175,294       238,631      242,358
    69           242,358         12,724        246,170        97,883     242,358     175,294       242,358      246,170
    70           246,170         12,924        250,070        97,883     246,170     175,294       246,170      250,070
    71           250,070         13,129        254,060        97,883     250,070     175,294       250,070      254,060
    72           254,060         13,338        261,047        97,883     254,060     175,294       254,060      261,047
    73           261,047         13,705        268,226        97,883     261,047     175,294       261,047      268,226
    74           268,226         14,082        275,602        97,883     268,226     175,294       268,226      275,602
    75           275,602         14,469        283,181        97,883     275,602     175,294       275,602      283,181
    76           283,181         14,867        290,968        97,883     283,181     175,294       283,181      290,968
    77           290,968         15,276        298,970        97,883     290,968     175,294       290,968      298,970
    78           298,970         15,696        307,192        97,883     298,970     175,294       298,970      307,192
    79           307,192         16,128        315,639        97,883     307,192     175,294       307,192      315,639
    80           315,639         16,571        324,319        97,883     315,639     175,294       315,639      324,319
    81           324,319         17,027        333,238        97,883     324,319     175,294       324,319      333,238
    82           333,238         17,495        342,402        97,883     333,238     175,294       333,238      342,402
    83           342,402         17,976        351,818        97,883     342,402     175,294       342,402      351,818
    84           351,818         18,470        361,493        97,883     351,818     175,294       351,818      361,493
    85           361,493         18,978        371,434        97,883     361,493     175,294       361,493      371,434
    86           371,434         19,500        381,649        97,883     371,434     175,294       371,434      381,649
    87           381,649         20,037        392,144        97,883     381,649     175,294       381,649      392,144
    88           392,144         20,588        402,928        97,883     392,144     175,294       392,144      402,928
    89           402,928         21,154        414,009        97,883     402,928     175,294       402,928      414,009
    90           414,009         21,735        425,394        97,883     414,009     175,294       414,009      425,394
-------------------------------------------------------------------------------------------------------------------------

EXAMPLES


FOR CONTRACTS ISSUED BEFORE THE LATER OF SEPTEMBER 13, 2010, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE CONTRACT MODIFICATIONS.


The following examples show how Income Protector works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Income Protector without the Principal Protection Death Benefit;


   (2) the owner makes no additional purchase payments;

   (3) the owner is age 56 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5%;

   (4) the Roll-Up Value increases for ten years;

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            PURCHASE
                                          CONTRACT VALUE -   PAYMENT     MAXIMUM
                              WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------------------
    56          $100,000        $    0        $96,868       $100,000    $100,000    $106,000      $106,000     $100,000
    57            96,868             0         93,730        100,000     100,000     112,360       112,360      100,000
    58            93,730             0         90,583        100,000     100,000     119,102       119,102      100,000
    59            90,583             0         87,422        100,000     100,000     126,248       126,248      100,000
    60            87,422             0         84,244        100,000     100,000     133,823       133,823      100,000
    61            84,244             0         81,044        100,000     100,000     141,852       141,852      100,000
    62            81,044             0         77,817        100,000     100,000     150,363       150,363      100,000
    63            77,817             0         74,557        100,000     100,000     159,385       159,385      100,000
    64            74,557             0         71,261        100,000     100,000     168,948       168,948      100,000
    65            71,261         8,954         58,969        100,000     100,000     179,085       179,085       86,817
    66            58,969         8,954         46,880        100,000     100,000     179,085       179,085       72,894
    67            46,880         8,954         34,993        100,000     100,000     179,085       179,085       58,042
    68            34,993         8,954         23,344        100,000     100,000     179,085       179,085       41,950
    69            23,344         8,954         11,927        100,000     100,000     179,085       179,085       23,962
    70            11,927         8,954            740        100,000     100,000     179,085       179,085        1,828
    71               740         8,954              0        100,000     100,000     179,085       179,085            0
    72                 0         8,954              0        100,000     100,000     179,085       179,085            0
    73                 0         8,954              0        100,000     100,000     179,085       179,085            0
    74                 0         8,954              0        100,000     100,000     179,085       179,085            0
    75                 0         8,954              0        100,000     100,000     179,085       179,085            0
    76                 0         8,954              0        100,000     100,000     179,085       179,085            0
    77                 0         8,954              0        100,000     100,000     179,085       179,085            0
    78                 0         8,954              0        100,000     100,000     179,085       179,085            0
    79                 0         8,954              0        100,000     100,000     179,085       179,085            0
    80                 0         8,954              0        100,000     100,000     179,085       179,085            0
    81                 0         8,954              0        100,000     100,000     179,085       179,085            0
    82                 0         8,954              0        100,000     100,000     179,085       179,085            0
    83                 0         8,954              0        100,000     100,000     179,085       179,085            0
    84                 0         8,954              0        100,000     100,000     179,085       179,085            0
    85                 0         8,954              0        100,000     100,000     179,085       179,085            0
    86                 0         8,954              0        100,000     100,000     179,085       179,085            0
    87                 0         8,954              0        100,000     100,000     179,085       179,085            0
    88                 0         8,954              0        100,000     100,000     179,085       179,085            0
    89                 0         8,954              0        100,000     100,000     179,085       179,085            0
    90                 0         8,954              0        100,000     100,000     179,085       179,085            0
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Income Protector without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 56 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5%;

   (4) the Roll-Up Value increases for ten years;

   (5) the contract earns a net return of 8% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            PURCHASE
                                          CONTRACT VALUE -   PAYMENT     MAXIMUM
                              WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------------------
    56          $100,000        $     0       $106,826      $100,000    $100,000    $106,000      $106,000     $106,826
    57           106,826              0        114,127       100,000     106,826     112,360       112,360      114,127
    58           114,127              0        121,938       100,000     114,127     119,102       119,102      121,938
    59           121,938              0        130,291       100,000     121,938     126,248       126,248      130,291
    60           130,291              0        139,225       100,000     130,291     133,823       133,823      139,225
    61           139,225              0        148,777       100,000     139,225     141,852       141,852      148,777
    62           148,777              0        158,990       100,000     148,777     150,363       150,363      158,990
    63           158,990              0        169,908       100,000     158,990     159,385       159,385      169,908
    64           169,908              0        181,576       100,000     169,908     168,948       169,908      181,576
    65           181,576          9,079        184,967       100,000     181,576     179,085       181,576      184,967
    66           184,967          9,248        188,421       100,000     184,967     179,085       184,967      188,421
    67           188,421          9,421        191,940       100,000     188,421     179,085       188,421      191,940
    68           191,940          9,597        195,525       100,000     191,940     179,085       191,940      195,525
    69           195,525          9,776        199,176       100,000     195,525     179,085       195,525      199,176
    70           199,176          9,959        202,896       100,000     199,176     179,085       199,176      202,896
    71           202,896         10,145        206,685       100,000     202,896     179,085       202,896      206,685
    72           206,685         10,334        210,545       100,000     206,685     179,085       206,685      210,545
    73           210,545         10,527        214,477       100,000     210,545     179,085       210,545      214,477
    74           214,477         10,724        218,482       100,000     214,477     179,085       214,477      218,482
    75           218,482         10,924        222,562       100,000     218,482     179,085       218,482      222,562
    76           222,562         11,128        229,239       100,000     222,562     179,085       222,562      229,239
    77           229,239         11,462        236,117       100,000     229,239     179,085       229,239      236,117
    78           236,117         11,806        243,200       100,000     236,117     179,085       236,117      243,200
    79           243,200         12,160        250,496       100,000     243,200     179,085       243,200      250,496
    80           250,496         12,525        258,011       100,000     250,496     179,085       250,496      258,011
    81           258,011         12,901        265,751       100,000     258,011     179,085       258,011      265,751
    82           265,751         13,288        273,724       100,000     265,751     179,085       265,751      273,724
    83           273,724         13,686        281,935       100,000     273,724     179,085       273,724      281,935
    84           281,935         14,097        290,394       100,000     281,935     179,085       281,935      290,394
    85           290,394         14,520        299,105       100,000     290,394     179,085       290,394      299,105
    86           299,105         14,955        308,079       100,000     299,105     179,085       299,105      308,079
    87           308,079         15,404        317,321       100,000     308,079     179,085       308,079      317,321
    88           317,321         15,866        326,840       100,000     317,321     179,085       317,321      326,840
    89           326,840         16,342        336,646       100,000     326,840     179,085       326,840      336,646
    90           336,646         16,832        346,745       100,000     336,646     179,085       336,646      346,745
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Income Protector with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 75 at issue, waits one year before taking a withdrawal, and has a Withdrawal Factor of 6%;

   (4) the Roll-Up Value increases for one year;

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            PURCHASE
                                          CONTRACT VALUE -   PAYMENT     MAXIMUM
                              WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------------------
    75          $100,000        $6,360        $90,011       $100,000    $100,000    $106,000      $106,000      $93,640
    76            90,011         6,360         80,221        100,000     100,000     106,000       106,000       87,280
    77            80,221         6,360         70,659        100,000     100,000     106,000       106,000       80,920
    78            70,659         6,360         61,319        100,000     100,000     106,000       106,000       74,560
    79            61,319         6,360         52,198        100,000     100,000     106,000       106,000       68,200
    80            52,198         6,360         43,250        100,000     100,000     106,000       106,000       61,840
    81            43,250         6,360         34,513        100,000     100,000     106,000       106,000       55,480
    82            34,513         6,360         25,983        100,000     100,000     106,000       106,000       49,120
    83            25,983         6,360         17,654        100,000     100,000     106,000       106,000       42,760
    84            17,654         6,360          9,524        100,000     100,000     106,000       106,000       36,400
    85             9,524         6,360          1,588        100,000     100,000     106,000       106,000       30,040
    86             1,588         6,360              0        100,000     100,000     106,000       106,000       23,680
    87                 0         6,360              0        100,000     100,000     106,000       106,000       17,320
    88                 0         6,360              0        100,000     100,000     106,000       106,000       10,960
    89                 0         6,360              0        100,000     100,000     106,000       106,000        4,600
    90                 0         6,360              0        100,000     100,000     106,000       106,000            0
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Income Protector with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 75 at issue, waits one year before taking a withdrawal, and has a Withdrawal Factor of 6%;

   (4) the Roll-Up Value increases for one year;

   (5) the contract earns a net return of 8% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            PURCHASE
                                          CONTRACT VALUE -   PAYMENT     MAXIMUM
                              WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------------------
    75          $100,000        $6,360        $ 99,951      $100,000    $100,000    $106,000      $106,000     $ 99,951
    76            99,951         6,360          99,896       100,000     100,000     106,000       106,000       99,896
    77            99,896         6,360          99,870       100,000     100,000     106,000       106,000       99,870
    78            99,870         6,360          99,874       100,000     100,000     106,000       106,000       99,874
    79            99,874         6,360          99,911       100,000     100,000     106,000       106,000       99,911
    80            99,911         6,360          99,984       100,000     100,000     106,000       106,000       99,984
    81            99,984         6,360         100,096       100,000     100,000     106,000       106,000      100,096
    82           100,096         6,360         100,249       100,000     100,096     106,000       106,000      100,249
    83           100,249         6,360         100,447       100,000     100,249     106,000       106,000      100,447
    84           100,447         6,360         100,694       100,000     100,447     106,000       106,000      100,694
    85           100,694         6,360         100,993       100,000     100,694     106,000       106,000      100,993
    86           100,993         6,360         101,349       100,000     100,993     106,000       106,000      101,349
    87           101,349         6,360         101,767       100,000     101,349     106,000       106,000      101,767
    88           101,767         6,360         102,250       100,000     101,767     106,000       106,000      102,250
    89           102,250         6,360         102,805       100,000     102,250     106,000       106,000      102,805
    90           102,805         6,360         103,437       100,000     102,805     106,000       106,000      103,437
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Income Protector with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5%;

   (4) the Roll-Up Value increases for ten years;

   (5) at age 65, the owner takes an excess withdrawal of $5,000;

   (6) the contract earns a net return of -2% before rider charges are deducted; and

   (7) the owner dies upon reaching age 90.


                                                            PURCHASE
                                          CONTRACT VALUE -   PAYMENT     MAXIMUM
                              WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------------------
    52          $100,000        $     0       $96,669       $100,000    $100,000    $106,000      $106,000     $100,000
    53            96,669              0        93,337        100,000     100,000     112,360       112,360      100,000
    54            93,337              0        89,999        100,000     100,000     119,102       119,102      100,000
    55            89,999              0        86,652        100,000     100,000     126,248       126,248      100,000
    56            86,652              0        83,291        100,000     100,000     133,823       133,823      100,000
    57            83,291              0        79,911        100,000     100,000     141,852       141,852      100,000
    58            79,911              0        76,508        100,000     100,000     150,363       150,363      100,000
    59            76,508              0        73,076        100,000     100,000     159,385       159,385      100,000
    60            73,076              0        69,611        100,000     100,000     168,948       168,948      100,000
    61            69,611              0        66,107        100,000     100,000     179,085       179,085      100,000
    62            66,107              0        62,632        100,000     100,000     179,085       179,085      100,000
    63            62,632              0        59,225        100,000     100,000     179,085       179,085      100,000
    64            59,225              0        55,887        100,000     100,000     179,085       179,085      100,000
    65            55,887         13,954        38,662         88,548      88,548     158,577       158,577       80,619
    66            38,662          7,929        28,019         88,548      88,548     158,577       158,577       72,691
    67            28,019          7,929        17,610         88,548      88,548     158,577       158,577       64,762
    68            17,610          7,929         7,426         88,548      88,548     158,577       158,577       56,833
    69             7,426          7,929             0         88,548      88,548     158,577       158,577       48,904
    70                 0          7,929             0         88,548      88,548     158,577       158,577       40,975
    71                 0          7,929             0         88,548      88,548     158,577       158,577       33,047
    72                 0          7,929             0         88,548      88,548     158,577       158,577            0
    73                 0          7,929             0         88,548      88,548     158,577       158,577            0
    74                 0          7,929             0         88,548      88,548     158,577       158,577            0
    75                 0          7,929             0         88,548      88,548     158,577       158,577            0
    76                 0          7,929             0         88,548      88,548     158,577       158,577            0
    77                 0          7,929             0         88,548      88,548     158,577       158,577            0
    78                 0          7,929             0         88,548      88,548     158,577       158,577            0
    79                 0          7,929             0         88,548      88,548     158,577       158,577            0
    80                 0          7,929             0         88,548      88,548     158,577       158,577            0
    81                 0          7,929             0         88,548      88,548     158,577       158,577            0
    82                 0          7,929             0         88,548      88,548     158,577       158,577            0
    83                 0          7,929             0         88,548      88,548     158,577       158,577            0
    84                 0          7,929             0         88,548      88,548     158,577       158,577            0
    85                 0          7,929             0         88,548      88,548     158,577       158,577            0
    86                 0          7,929             0         88,548      88,548     158,577       158,577            0
    87                 0          7,929             0         88,548      88,548     158,577       158,577            0
    88                 0          7,929             0         88,548      88,548     158,577       158,577            0
    89                 0          7,929             0         88,548      88,548     158,577       158,577            0
    90                 0          7,929             0         88,548      88,548     158,577       158,577            0
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Income Protector with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5%;

   (4) the Roll-Up Value increases for ten years;

   (5) at age 65, the owner takes an excess withdrawal of $5,000;

   (6) the contract earns a net return of 8% before rider charges are deducted; and

   (7) the owner dies upon reaching age 90.


                                                            PURCHASE
                                          CONTRACT VALUE -   PAYMENT     MAXIMUM
                              WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------------------
    52          $100,000        $     0       $106,620      $100,000    $100,000    $106,000      $106,000     $106,620
    53           106,620              0        113,699       100,000     106,620     112,360       112,360      113,699
    54           113,699              0        121,270       100,000     113,699     119,102       119,102      121,270
    55           121,270              0        129,365       100,000     121,270     126,248       126,248      129,365
    56           129,365              0        138,023       100,000     129,365     133,823       133,823      138,023
    57           138,023              0        147,280       100,000     138,023     141,852       141,852      147,280
    58           147,280              0        157,178       100,000     147,280     150,363       150,363      157,178
    59           157,178              0        167,760       100,000     157,178     159,385       159,385      167,760
    60           167,760              0        179,072       100,000     167,760     168,948       168,948      179,072
    61           179,072              0        191,163       100,000     179,072     179,085       179,085      191,163
    62           191,163              0        204,086       100,000     191,163     179,085       191,163      204,086
    63           204,086              0        217,896       100,000     204,086     179,085       204,086      217,896
    64           217,896              0        232,654       100,000     217,896     179,085       217,896      232,654
    65           232,654         16,633        231,793        97,888     232,654     175,303       232,654      231,793
    66           231,793         11,387        236,185        97,888     227,741     175,303       227,741      236,185
    67           236,185         11,809        240,435        97,888     236,185     175,303       236,185      240,435
    68           240,435         12,022        244,788        97,888     240,435     175,303       240,435      244,788
    69           244,788         12,239        249,248        97,888     244,788     175,303       244,788      249,248
    70           249,248         12,462        253,816        97,888     249,248     175,303       249,248      253,816
    71           253,816         12,691        258,495        97,888     253,816     175,303       253,816      258,495
    72           258,495         12,925        266,249        97,888     258,495     175,303       258,495      266,249
    73           266,249         13,312        274,237        97,888     266,249     175,303       266,249      274,237
    74           274,237         13,712        282,464        97,888     274,237     175,303       274,237      282,464
    75           282,464         14,123        290,938        97,888     282,464     175,303       282,464      290,938
    76           290,938         14,547        299,666        97,888     290,938     175,303       290,938      299,666
    77           299,666         14,983        308,656        97,888     299,666     175,303       299,666      308,656
    78           308,656         15,433        317,916        97,888     308,656     175,303       308,656      317,916
    79           317,916         15,896        327,453        97,888     317,916     175,303       317,916      327,453
    80           327,453         16,373        337,277        97,888     327,453     175,303       327,453      337,277
    81           337,277         16,864        347,395        97,888     337,277     175,303       337,277      347,395
    82           347,395         17,370        357,817        97,888     347,395     175,303       347,395      357,817
    83           357,817         17,891        368,551        97,888     357,817     175,303       357,817      368,551
    84           368,551         18,428        379,608        97,888     368,551     175,303       368,551      379,608
    85           379,608         18,980        390,996        97,888     379,608     175,303       379,608      390,996
    86           390,996         19,550        402,726        97,888     390,996     175,303       390,996      402,726
    87           402,726         20,136        414,808        97,888     402,726     175,303       402,726      414,808
    88           414,808         20,740        427,252        97,888     414,808     175,303       414,808      427,252
    89           427,252         21,363        440,070        97,888     427,252     175,303       427,252      440,070
    90           440,070         22,003        453,272        97,888     440,070     175,303       440,070      453,272
-------------------------------------------------------------------------------------------------------------------------

THE DEATH BENEFIT

DISTRIBUTION PROVISIONS UPON DEATH OF OWNER OR JOINT OWNER

The distribution rules discussed in the "Distribution Rules" provision below are intended to maintain the status of the contract as an annuity contract under federal tax law. In certain circumstances, federal tax law provides distribution rules for the designated beneficiary to follow instead of the distribution rules provided in the contract and in the "Distribution Rules" provision. For example, a charitable remainder trust that is required to make scheduled distributions to the Annuitant as a trust beneficiary may follow the distribution rules for the charitable remainder trust instead of the distribution rules provided in the contract. If the designated beneficiary is not following alternate distribution rules, the distribution rules provided in the contract and in the "Distribution Rules" provision will apply. Except as described below and in the "Distribution Rules" provision, a distribution is required upon the death of:

   (1) any owner; or

   (2) any Annuitant if the owner is a non-natural entity.

The amount of proceeds payable upon the death of an owner or Annuitant and the methods available for distributing such proceeds are also described in the provision below.

DEATH BENEFIT AT DEATH OF ANY ANNUITANT BEFORE ANNUITY COMMENCEMENT DATE

If any Annuitant dies before income payments begin, the amount of proceeds payable is the death benefit. Upon receipt at our Home Office of due proof of an Annuitant's death and all required forms (generally, due proof of death is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in the prospectus.

The death benefit choices we offer are:

   (1) the Basic Death Benefit;

   (2) the Annual Step-Up Death Benefit Rider;

   (3) the Rollup Death Benefit Rider; and

   (4) the Earnings Protector Death Benefit Rider.

We automatically provide the Basic Death Benefit to you. The death benefit rider options are available to you for an additional charge and must be elected at the time of application. The Annual Step-Up Death Benefit Rider may be elected with Income Protector at the time of application. None of the other death benefit rider options are available with Income Protector. You may not elect the optional death benefit riders together or in any combination.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

BASIC DEATH BENEFIT

The Basic Death Benefit available for all contracts issued is equal to the greater of:

   (a) purchase payments adjusted for any partial withdrawals (including any applicable surrender charges and premium taxes assessed) calculated as of the Valuation Day we receive due proof of death; and

   (b) the Contract Value on the Valuation Day we receive due proof of death and all required forms.

Partial withdrawals (including any withdrawals taken pursuant to Income Protector) reduce the death benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium taxes assessed) reduces the Contract Value.

Please see Appendix A for an example of the Basic Death Benefit calculation.

ANNUAL STEP-UP DEATH BENEFIT RIDER

The Annual Step-Up Death Benefit Rider provides for an optional death benefit. Under the Annual Step-Up Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greatest of:

  .  the Basic Death Benefit;

  .  the Annual Step-Up Death Benefit Rider described below; and

  .  the death benefit provided by an optional rider.

The Annual Step-Up Death Benefit Rider is available only to contracts where all Annuitants are age 75 or younger on the date the contract is issued.

The Annual Step-Up Death Benefit Rider is designed for an investor seeking to provide his or her beneficiaries with a death benefit that has an opportunity for upside potential. Because withdrawals from a contract can reduce the death benefit, investors that want liquidity and intend to take withdrawals from the contract should carefully consider whether the Annual Step-Up Death Benefit Rider is an appropriate investment choice. In addition, since the Basic Death Benefit is available to contract owners at no additional charge, investors that are satisfied with a death benefit equal to the greater of purchase payments minus withdrawals or Contract Value, or who do not want to pay for an additional death benefit feature, should carefully consider whether the Annual Step-Up Death Benefit Rider is an appropriate investment choice. Investors should read the contract and prospectus carefully and should consult with a financial and tax adviser before purchasing the contract and any rider.

The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. We will reset the Annual Step-Up Death Benefit on each contract anniversary up to and including the later of the fifth contract anniversary and the contract anniversary next following or coincident with the 80th birthday of the older Annuitant. We will also reset the Annual Step-Up Death Benefit on the Valuation Day that we receive due proof of death and all required forms at our Home Office. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date PLUS purchase payments made since the last reset date, adjusted for any partial withdrawals taken since the last reset date.

Partial withdrawals (including any withdrawals taken pursuant to the terms of Income Protector) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces the Contract Value.

Resets of the Annual Step-Up Death Benefit will end on the first Valuation Day the Contract Value equals zero. On this day, if your contract has not terminated, your Annual Step-Up Death Benefit will be the Annual Step-Up Death Benefit on the last reset date plus purchase payments made since the last reset date, adjusted for any withdrawals since the last reset date. The Annual Step-Up Death Benefit will not reset after this day.

If a Joint Annuitant is added to the contract after the date this rider is issued, the calculation of benefits provided pursuant to this rider will be determined based on the age of the Annuitant(s) on the date the Joint Annuitant is added to the contract.

Upon the death of any Annuitant, if the designated beneficiary is a surviving spouse who is an Annuitant and elects to continue the contract, this rider will continue.

Upon the death of any Annuitant, if the designated beneficiary is a surviving spouse who is not an Annuitant, elects to continue the contract and is age 75 or younger on the date of the Annuitant's death, this rider will continue. The charge for this rider may change. The charge for this rider and the calculation of benefits provided pursuant to this rider when continued will be determined based on the age of the surviving spouse on the date of the Annuitant's death.

You may only elect the Annual Step-Up Death Benefit Rider at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate. If the contract is terminated and later reinstated, this rider cannot be reinstated without our approval. In the event that the underlying contract is assigned or sold, unless under a court ordered assignment, this rider will terminate on such date of sale or assignment. The Annual Step-Up Death Benefit Rider may not be available in all states or markets.

We charge an additional amount for the Annual Step-Up Death Benefit Rider. The charge for the rider is calculated and deducted in arrears. The charge is calculated quarterly as a percentage of the value of the Annual Step-Up Death Benefit on the last reset of the Annual Step-Up Death Benefit, plus purchase payments made since the last reset date adjusted for any withdrawals made since the last reset date, and deducted quarterly from Contract Value. If all Annuitants are age 70 or younger at issue, the charge for the rider is 0.20%. If any Annuitant is age 71 to 75 at issue, the charge for the rider is 0.50%. If a spouse is added as a Joint Annuitant to the contract after the contract is issued, a new charge for the rider may apply. This new charge may be higher than the charge previously applied for the rider. On the day the rider and/or the contract terminates, the charge for this rider will be calculated, pro-rata, and deducted. See the "Fee Tables" provision of this prospectus for additional information.

The charge for this rider will be deducted from the Contract Value proportionately across the Subaccounts and Guarantee Account in which you are invested.

Please refer to Appendix A for an example of the calculation of the Annual Step-Up Death Benefit Rider.

ROLLUP DEATH BENEFIT RIDER


FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF SEPTEMBER 13, 2010, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE CONTRACT MODIFICATIONS.

The Rollup Death Benefit Rider provides for an optional death benefit. Under the Rollup Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greatest of:

  .  the Basic Death Benefit;

  .  the Rollup Death Benefit Rider described below; and

  .  the death benefit provided by an optional rider.

The Rollup Death Benefit Rider is available only to contracts where all Annuitants are age 75 or younger on the date the contract is issued.

The Rollup Death Benefit Rider is designed for an investor seeking to provide his or her beneficiaries with a death benefit that increases according to a specified annual rate. Because withdrawals from a contract can reduce the death benefit, investors that want liquidity and intend to take withdrawals from the contract should carefully consider whether the Rollup Death Benefit Rider is an appropriate investment choice. In addition, since the Basic Death Benefit is available to contract owners at no additional charge, investors that are satisfied with a death benefit equal to the greater of purchase payments minus withdrawals or Contract Value, or who do not want to pay for an additional death benefit feature, should carefully consider whether the Rollup Death Benefit Rider is an appropriate investment choice. Investors should read the contract and prospectus carefully and should consult with a financial and tax adviser before purchasing the contract and any rider.

The Rollup Death Benefit on the Contract Date is the initial purchase payment. At the end of each Valuation Period after the Contract Date, the Rollup Death Benefit is equal to the lesser of (a) and (b) where:

   (a) is 200% of purchase payments made; and

   (b) is the sum of (i) and (ii), multiplied by (iii), where:

      (i) is the Rollup Death Benefit at the end of the prior Valuation Period;

     (ii) is any purchase payment(s) made since the last Valuation Period; and

    (iii) is a daily interest factor, equivalent to the applicable annual rollup and withdrawal factor.

The Rollup Death Benefit will not reset after the first contract anniversary after the 90th birthday of the oldest Annuitant.

The applicable annual rollup and withdrawal factor is 5% (which is equivalent to a daily interest factor of 1.000133681).

Withdrawals each Contract year, up to 5% of purchase payments, calculated at the time of the withdrawals, reduce the Rollup Death Benefit by the same amount that the withdrawal (including any applicable surrender charges and premium taxes assessed) reduces the Contract Value. In addition, if a withdrawal plus all prior withdrawals made in any Contract year is greater than 5% of purchase payments, we also will reduce the Rollup Death Benefit pro-rata for each dollar that the withdrawal is in excess of 5% of purchase payments. We will reduce the Rollup Death Benefit proportionally, for that excess withdrawal and all future withdrawals until the next contract anniversary, by the same percentage that the withdrawal, including all surrender charges and premium taxes paid, reduces the Contract Value.

Timing of partial withdrawals may have unintended consequences to your Rollup Death Benefit. This benefit increases daily at a compounded rate. Because of this, any partial withdrawals in a contract year that exceed the accumulated rollup interest, up to an amount equal to 5% of purchase payments, will reduce the death benefit amount below the value at the start of that contract year.

Resets of the Rollup Death Benefit will end on the first Valuation Day the Contract Value equals zero. On this day, if your contract has not terminated, your Rollup Death Benefit will be the Rollup Death Benefit on the last reset date, adjusted for any withdrawals since the last reset date. The Rollup Death Benefit will not reset after this day.

If a Joint Annuitant is added to the contract after the date this rider is issued, the calculation of benefits provided pursuant to this rider will be determined based on the age of the Annuitant(s) on the date the Joint Annuitant is added to the contract.

Upon the death of any Annuitant, if the designated beneficiary is a surviving spouse who is an Annuitant and elects to continue the contract, this rider will continue.

Upon the death of any Annuitant, if the designated beneficiary is a surviving spouse who is not an Annuitant, this rider will not continue. The rider and the rider charge will terminate.

You may only elect the Rollup Death Benefit Rider at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate. If the contract is terminated and later reinstated, this rider cannot be reinstated without our approval. In the event that the underlying contract is assigned or sold, unless under a court ordered assignment, this rider will terminate on such date of sale or assignment. The Rollup Death Benefit Rider may not be available in all states or markets.

We charge an additional amount for the Rollup Death Benefit Rider. The charge for the rider is calculated and deducted in arrears. The charge is calculated quarterly as a percentage of the value of the Rollup Death Benefit on that date and deducted quarterly from Contract Value. If all Annuitants are age 70 or younger at issue, the charge for the rider is 0.60%. If any Annuitant is age 71 to 75 at issue, the charge for the rider is 0.90%. If a spouse is added as a Joint Annuitant to the contract after the contract is issued, a new charge for the rider may apply. This new charge may be higher than the charge previously applied for the rider. On the day the rider and/or the contract terminates, the charge for this rider will be calculated, pro-rata, and deducted. See the "Fee Tables" provision of this prospectus for additional information.

The charge for this rider will be deducted from the Contract Value proportionately across the Subaccounts and Guarantee Account in which you are invested.

Please refer to Appendix A for an example of the calculation of the 5% Rollup Death Benefit Rider.

FOR CONTRACTS ISSUED BEFORE THE LATER OF SEPTEMBER 13, 2010, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE CONTRACT MODIFICATIONS.


The Rollup Death Benefit Rider provides for an optional death benefit. Under the Rollup Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greatest of:

  .  the Basic Death Benefit;

  .  the Rollup Death Benefit Rider described below; and

  .  the death benefit provided by an optional rider.

The Rollup Death Benefit Rider is available only to contracts where all Annuitants are age 75 or younger on the date the contract is issued.

The Rollup Death Benefit Rider is designed for an investor seeking to provide his or her beneficiaries with a death benefit that increases according to a specified annual rate. Because withdrawals from a contract can reduce the death benefit, investors that want liquidity and intend to take withdrawals from the contract should carefully consider whether the Rollup Death Benefit Rider is an appropriate investment choice. In addition, since the Basic Death Benefit is available to contract owners at no additional charge, investors that are satisfied with a death benefit equal to the greater of purchase payments minus withdrawals or Contract Value, or who do not want to pay for an additional death benefit feature, should carefully consider whether the Rollup Death Benefit Rider is an appropriate investment choice. Investors should read the contract and prospectus carefully and should consult with a financial and tax adviser before purchasing the contract and any rider.

The Rollup Death Benefit on the Contract Date is the initial purchase payment. At the end of each Valuation Period after the Contract Date, the Rollup Death Benefit is equal to the lesser of (a) and (b) where:

   (a) is 200% of purchase payments made; and

   (b) is the sum of (i) and (ii), multiplied by (iii), where:

      (i) is the Rollup Death Benefit at the end of the prior Valuation Period;

     (ii) is any purchase payment(s) made since the last Valuation Period; and

    (iii) is a daily interest factor, equivalent to the applicable annual rollup and withdrawal factor.

The Rollup Death Benefit will not reset after the first contract anniversary after the 85th birthday of the oldest Annuitant.

The applicable annual rollup and withdrawal factor is based on the age of the oldest Annuitant at issue. If all Annuitants are age 70 or younger at issue, the annual rollup and withdrawal factor for the rider is 5% (which is equivalent to a daily interest factor of 1.000133681). If any Annuitant is age 71 to 75 at issue, the annual rollup and withdrawal factor for the rider is 4% (which is equivalent to a daily interest factor of 1.00010746).

If all Annuitants are age 70 or younger at issue: Withdrawals each Contract year, up to 5% of purchase payments, calculated at the time of the withdrawals, reduce the Rollup Death Benefit by the same amount that the withdrawal (including any applicable surrender charges and premium taxes assessed) reduces the Contract Value. In addition, if a withdrawal plus all prior withdrawals made in any Contract year is greater than 5% of purchase payments, we also will reduce the Rollup Death Benefit pro-rata for each dollar that the withdrawal is in excess of 5% of purchase payments. We will reduce the Rollup Death Benefit proportionally, for that excess withdrawal and all future withdrawals until the next contract anniversary, by the same percentage that the withdrawal, including all surrender charges and premium taxes paid, reduces the Contract Value.

If any Annuitant is age 71 to 75 at issue: Withdrawals each Contract year, up to 4% of purchase payments, calculated at the time of the withdrawals, reduce the Rollup Death Benefit by the same amount that the withdrawal (including any applicable surrender charges and premium taxes assessed) reduces the Contract Value. In addition, if a withdrawal plus all prior withdrawals made in any Contract year is greater than 4% of purchase payments, we also will reduce the Rollup Death Benefit pro-rata for each dollar that the withdrawal is in excess of 4% of purchase payments. We will reduce the Rollup Death Benefit proportionally, for that excess withdrawal and all future withdrawals until the next contract anniversary, by the same percentage that the withdrawal, including all surrender charges and premium taxes paid, reduces the Contract Value.

Timing of partial withdrawals may have unintended consequences to your Rollup Death Benefit. This benefit increases daily at a compounded rate. Because of this, any partial withdrawals in a contract year that exceed the accumulated rollup interest, up to an amount equal to 5% or 4% (as applicable) of purchase payments, will reduce the death benefit amount below the value at the start of that contract year.

Resets of the Rollup Death Benefit will end on the first Valuation Day the Contract Value equals zero. On this day, if your contract has not terminated, your Rollup Death Benefit will be the Rollup Death Benefit on the last reset date, adjusted for any withdrawals since the last reset date. The Rollup Death Benefit will not reset after this day.

If a Joint Annuitant is added to the contract after the date this rider is issued, the calculation of benefits provided pursuant to this rider will be determined based on the age of the Annuitant(s) on the date the Joint Annuitant is added to the contract.

Upon the death of any Annuitant, if the designated beneficiary is a surviving spouse who is an Annuitant and elects to continue the contract, this rider will continue.

Upon the death of any Annuitant, if the designated beneficiary is a surviving spouse who is not an Annuitant, this rider will not continue. The rider and the rider charge will terminate.

You may only elect the Rollup Death Benefit Rider at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate. If the contract is terminated and later reinstated, this rider cannot be reinstated without our approval. In the event that the underlying contract is assigned or sold, unless under a court ordered assignment, this rider will terminate on such date of sale or assignment. The Rollup Death Benefit Rider may not be available in all states or markets.

We charge an additional amount for the Rollup Death Benefit Rider. The charge for the rider is calculated and deducted in arrears. The charge is calculated quarterly as a percentage of the value of the Rollup Death Benefit on that date and deducted quarterly from Contract Value. If all Annuitants are age 70 or younger at issue, the charge for the rider is 0.60%. If any Annuitant is age 71 to 75 at issue, the charge for the rider is 0.90%. If a spouse is added as a Joint Annuitant to the contract after the contract is issued, a new charge for the rider may apply. This new charge may be higher than the charge previously applied for the rider. On the day the rider and/or the contract terminates, the charge for this rider will be calculated, pro-rata, and deducted. See the "Fee Tables" provision of this prospectus for additional information.

The charge for this rider will be deducted from the Contract Value proportionately across the Subaccounts and Guarantee Account in which you are invested.

Please refer to Appendix A for an example of the calculation of the 5% Rollup Death Benefit Rider.

EARNINGS PROTECTOR DEATH BENEFIT RIDER

The Earnings Protector Death Benefit Rider provides for an optional death benefit that is added to the death benefit payable under your contract. The Earnings Protector Death Benefit Rider is available only to contracts where all Annuitants are age 75 or younger on the date the contract is issued.

The Earnings Protector Death Benefit Rider is designed for an investor seeking to provide his or her beneficiaries with a death benefit that has an opportunity for upside potential. Because withdrawals from a contract can reduce the death benefit, investors that want liquidity and intend to take withdrawals from the contract should carefully consider whether the Earnings Protector Death Benefit Rider is an appropriate investment choice. In addition, since the Basic Death Benefit is available to contract owners at no additional charge, investors that are satisfied with a death benefit equal to the greater of purchase payments minus withdrawals or Contract Value, or who do not want to pay for an additional death benefit feature, should carefully consider whether the Earnings Protector Death Benefit Rider is an appropriate investment choice. Investors should read the contract and prospectus carefully and should consult with a financial and tax adviser before purchasing the contract and any rider.

The following is the Earnings Protector Death Benefit if all Annuitant(s) are age 70 or younger on the date the contract is issued:

The Earnings Protector Death Benefit is equal to 40% of earnings, which are defined as (a) MINUS (b) where:

   (a) is the Contract Value as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office; and

   (b) is the sum of all purchase payments paid adjusted for withdrawals, including surrender charges and premium taxes.

The Earnings Protector Death Benefit, as calculated above, cannot exceed 70% of purchase payments adjusted for withdrawals, including surrender charges and premium taxes. Purchase payments, other than the initial purchase payment, paid within 12 months of the date of the Annuitant's death (or Joint Annuitant's death, if applicable) are not included in this calculation. The Earnings Protector Death Benefit will never be less than zero.

The following is the Earnings Protector Death Benefit if any Annuitant is older than age 71 or older on the date the contract is issued:

The Earnings Protector Death Benefit is equal to 25% of earnings, which are defined as (a) MINUS (b) where:

   (a) is the Contract Value as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office; and

   (b) is the sum of all purchase payments paid adjusted for withdrawals, including surrender charges and premium taxes.

The Earnings Protector Death Benefit, as calculated above, cannot exceed 40% of purchase payments paid, adjusted for withdrawals, including surrender charges and premium taxes. Purchase payments, other than the initial purchase payment, paid within 12 months of the date of the Annuitant's death (or Joint Annuitant's death, if applicable) are not included in this calculation. The Earnings Protector Death Benefit will never be less than zero.

Under both age scenarios listed above, partial withdrawals are taken first from gain and then from purchase payments made. The Earnings Protector Death Benefit will be calculated as of the first Valuation Day as of which we have receipt of due proof of death and all required forms at our Home Office.

You may only elect the Earnings Protector Death Benefit Rider at the time of application. Once elected, it may not be terminated and it will remain in effect while the contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate. If the contract is terminated and later reinstated, this rider cannot be reinstated without our approval. In the event that the underlying contract is assigned or sold, unless under a court ordered assignment, this rider will terminate on such date of sale or assignment. The Earnings Protector Death Benefit Rider may not be available in all states or markets.

If a Joint Annuitant is added to the contract after the date this rider is issued, the calculation of benefits provided pursuant to this rider will be determined based on the age of the Annuitant(s) on the date the Joint Annuitant is added to the contract.

Upon the death of any Annuitant, if the designated beneficiary is a surviving spouse who is an Annuitant and elects to continue the contract, this rider will continue. For purposes of this provision, all references to age at issue will mean the age of all Annuitant(s) on the date the rider was issued. All references to "sum of purchase payments paid" and "purchase payments paid" will mean the Contract Value determined for the continued contract on the same Valuation Day after all benefits are paid under the contract and any riders as a result of the first death of an Annuitant.

Upon the death of any Annuitant, if the designated beneficiary is a surviving spouse who is not an Annuitant, elects to continue the contract and is age 75 or younger on the date of the Annuitant's death, this rider will continue. The charge for this rider may change. The charge for this rider and the calculation of benefits provided pursuant to this rider when continued will be determined based on the age of the surviving spouse on the date of the Annuitant's death. For purposes of this provision, all references to age at issue will mean the age of the surviving spouse on the date of death of the Annuitant. All references to "sum of purchase payments paid" and "purchase payments paid" will mean the Contract Value determined for the continued Contract on the same Valuation Day after all benefits are paid under the contract and any riders as a result of the first death of an Annuitant.

We charge an additional amount for the Earnings Protector Death Benefit Rider. The charge for the rider is calculated and deducted in arrears. The charge is calculated quarterly as a percentage of the Contract Value on that date and deducted quarterly from Contract Value. The charge for the rider is 0.30%. On the day the rider and/or the contract terminates, the charge for this rider will be calculated, pro-rata, and deducted. See the "Fee Tables" provision of this prospectus for additional information.

The charge for this rider will be deducted from the Contract Value proportionately across the Subaccounts and Guarantee Account in which you are invested.

Please refer to Appendix A for an example of the calculation of the Earnings Protector Death Benefit Rider.

There are important things you should consider before you purchase the Earnings Protector Death Benefit Rider. These include:

  . The Earnings Protector Death Benefit Rider does not guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your Contract Value being less than your purchase payments paid and not previously withdrawn may result in no additional amount being payable.

  . Once you elect the Earnings Protector Death Benefit Rider, you cannot terminate it. This means that regardless of any changes in your circumstances, we will continue to assess a charge for the Earnings Protector Death Benefit Rider.

  . Please take advantage of the guidance of a qualified financial adviser in evaluating the Earnings Protector Death Benefit Rider, as well as the other aspects of the contract.

TERMINATION OF DEATH BENEFIT RIDER OPTIONS WHEN CONTRACT IS ASSIGNED

Your death benefit rider options will terminate in the event that you assign this contract, unless your contract is assigned pursuant to a court order.

HOW TO CLAIM PROCEEDS AND/OR DEATH BENEFIT PAYMENTS

At the death of:

   (1) any owner; or

   (2) any Annuitant if the owner is a non-natural entity;

all members of the class first listed below having a member alive or in existence on the date of that death will become the designated beneficiary:

   (1) the owner or joint owner;

   (2) the primary beneficiary;

   (3) the contingent beneficiary; or

   (4) the owner's or joint owner's estate.

The designated beneficiary will be treated thereafter as the sole owner of the contract. The designated beneficiary may choose one of the payment choices described below, or a default payment choice will apply if no such election is made. For purposes of this provision, if there is more than one primary beneficiary named, each one will be treated separately with respect to their portion of the contract. Thus, in cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. The distribution rules will be applied as if each designated beneficiary's portion were a separate contract. Then, each designated beneficiary may elect one of the payment choices below or have the default payment choice apply. If there is no primary beneficiary(ies) alive or in existence at the time of death, all proceeds will be then payable to any named contingent beneficiary(ies). If a designated beneficiary dies prior to filing a death claim, death proceeds will be paid to that designated beneficiary's estate.

We should be notified immediately by telephone upon the death of an owner, joint owner, Annuitant or Joint Annuitant. We have the right to request that all notifications of death be immediately followed by written notification. Upon notification, no additional purchase payments will be accepted. Upon such notification of death, we will transfer all assets in the Separate Account to the GE Investments Funds, Inc. -- Money Market Fund until receipt of due proof of death and any required forms. Due proof of death consists of a death certificate issued by a government jurisdiction or a court of law. Any required forms can consist of information necessary in order to pay any named designated beneficiary(ies) and any other information necessary to process applicable proceeds.

PAYMENT CHOICES: The designated beneficiary may elect the form in which the proceeds will be paid from the following payment choices (and if no election is made, the default payment choice described below will apply):

   (1) apply the proceeds to provide income under Optional Payment Plan 1, Life Income with Period Certain, as described in the "Optional Payment Plans" provision of this prospectus. The first income payment must be made no later than one year after the date of death. The period certain must not exceed the designated beneficiary's life expectancy, as determined by the Internal Revenue Service. The designated beneficiary becomes the Owner and Annuitant under the "Optional Payment Plans" provision of this prospectus;

   (2) receive the proceeds in one lump sum payment;

   (3) receive the proceeds over a period of five years following the date of death. We will set the Contract Value to be equal to the death proceeds as of the first Valuation Day that we have received due proof of death. At any time during the five-year period following the date of death, a partial or full distribution may be taken from the contract. The Contract Value as of the date of the distribution request will be the amount payable. We will pay, in one payment, any Contract Value remaining at the earlier of the end of the five-year period or at the death of the designated beneficiary;

   (4) elect a "stretch" payment choice, as described in the "Stretch Payment Choices" provision below;

   (5) if the designated beneficiary is the spouse of a deceased owner, he or she may continue the contract as stated in the "Distribution Rules" provision; or

   (6) if the designated beneficiary is an owner or joint owner who is a natural person, he or she may continue the contract as stated in the "Distribution Rules" provision.

If a designated beneficiary makes no election within 60 days following receipt of due proof of death and all required forms at our Home Office, payments will default to payment choice 3.

STRETCH PAYMENT CHOICES

The following payment choice is available to designated beneficiaries of Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended. After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than 350 days after the owner's date of death.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i) December 15th of the year in which the deceased would have been age 70 1/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

SPENDTHRIFT PROVISION. An owner may, by providing written notice to our Home Office in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary cannot change the payment choice that the owner has selected. If the owner makes a payment choice for the surviving spouse, the spouse may not continue the contract in accordance with the "Distribution Rules" provision of the prospectus. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Home Office in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.

DISTRIBUTION RULES

When Death Occurs Before the Annuity Commencement Date

The distribution rules below apply to Non-Qualified Contracts that are generally treated as annuity contracts under the Code. The distribution rules discussed in this section are intended to maintain the status of the contract as an annuity contract under federal tax law. These rules also apply where federal tax law does not provide alternative distribution rules. These rules do not apply to Qualified Contracts and, if alternative distribution rules apply, contracts that do not qualify as annuity contracts under federal tax law, and may not apply to contracts held by certain entities. For Qualified Contracts, the required minimum distribution provisions of the Code apply. The required minimum distribution rules are generally specified in the endorsement, plan document, or other writing establishing the plan or individual retirement arrangement. See the "Tax Matters" provision of this prospectus.

If the designated beneficiary is the spouse of the deceased owner, the spouse may continue the contract as the new owner. A same-sex spouse/civil union partner who continues the contract must still take distribution of the proceeds from the contract in the same manner as a designated beneficiary who is not the spouse of the deceased. See the "If the designated beneficiary(ies) is not the spouse of the deceased" provision below. The spouse will automatically become the new sole Annuitant replacing any other Annuitant. As the new named owner and Annuitant, the spouse may exercise all rights as stated in the contract. At the death of the surviving spouse, this spousal continuation provision may not be used again (for example, in the case where the surviving spouse remarries). If the spouse is one of multiple designated beneficiaries, the spouse may only continue the contract in proportion to the amount as allocated to him or her by the owner as stated on the application or later in writing in a form acceptable to us.

If the designated beneficiary(ies) is not the spouse of the deceased, the designated beneficiary(ies) may not continue the contract indefinitely. Instead, the proceeds from the contract must be distributed in accordance with payment choice 1, 2, or 3. If payment choice 1 is elected (within 60 days following receipt of due proof of death and all required forms at our Home Office), payments will begin within one year of the date of the deceased owner's death and extend over the designated beneficiary's life or a period not longer than the designated beneficiary's life expectancy. If payment choice 2 or 3 is elected, the proceeds from the contract must be distributed within five years of the date of death.

If the designated beneficiary is an owner or joint owner, the owner (if the owner is a natural person) may continue the contract. With respect to the continued contract, the owner will become the new sole Annuitant, replacing any previously named Annuitant, with Contract Value for the continued contract equal to the death benefit proceeds. The owner may exercise all rights as stated in the contract before the Annuitant's death.

When Death Occurs On or After the Annuity Commencement Date

On or after the Annuity Commencement Date, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision of the contract. This means that unless accelerated in accordance with contract terms, income payments will continue to the beneficiary under the distribution method in effect at the applicable death.

INCOME PAYMENTS

INCOME PAYMENTS AND THE ANNUITY COMMENCEMENT DATE

The Annuity Commencement Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. If Guaranteed Income Advantage is elected, income payments may begin on a different date under the terms of the rider. See the "Guaranteed Income Advantage" provision in this section. The Annuity Commencement Date must be a date at least thirteen months from the date the contract is issued.

The owner selects the contract's initial Annuity Commencement Date at issue. Thereafter, until income payments begin, the owner may elect to extend the Annuity Commencement Date in one-year increments, so long as the new Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. The latest Annuity Commencement Date we currently permit may not be a date beyond the younger Annuitant's 95th birthday, unless we consent to a later date. We reserve the right to discontinue to allow the deferral of the Annuity Commencement Date at any time and without prior notice. Any consent for a new Annuity Commencement Date will be provided on a non-discriminatory basis.

An owner may request to change the Annuity Commencement Date by sending written notice to our Home Office prior to the Annuity Commencement Date then in effect. If you change the Annuity Commencement Date, the Annuity Commencement Date will mean the new Annuity Commencement Date selected, provided such Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. If income payments have not commenced upon reaching the latest permitted Annuity Commencement Date, we will begin making payments to the named payee in the form of a Life Income with a 10 Year Period Certain or, if Income Protector applies, income payments will be made pursuant to Optional Payment Plan 6, Fixed Income for Life.

An Annuity Commencement Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

We will make monthly income payments to the owner beginning on the Annuity Commencement Date provided an Annuitant is still living. Subject to the provisions discussed above, we will make the monthly income payment in the form of a Life Income with a 10 Year Period Certain plan or a Joint Life and Survivor Income with a 10 Year Period Certain plan, both with variable income payments, using the gender (where appropriate) and settlement age of the Annuitant(s) instead of the payee, unless you make another election as described below. Payments made pursuant to one of these plans are not redeemable. As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the Surrender Value of your contract in a lump sum on the date immediately preceding the Annuity Commencement Date, in which case, we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with a 10 Year Period Certain plan if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10-year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, the amount of each payment to be discounted will be assumed to be equal to the value of the payment on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

Payments will continue for the life of the Surviving Annuitant under the Joint Life and Survivor Income with a 10 Year Period Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10-year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, the amount of each payment to be discounted will be assumed to be equal to the value of the payment on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

The contract also provides optional forms of income payments ("Optional Payment Plans"), each of which is payable on a fixed basis. Optional Payment Plan 1 and Optional Payment Plan 2 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will be computed using interest at 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and gender, and upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under all available payment plans, if any payment that is made more frequently than annually is, would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a lump sum payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

   (1) your Surrender Value on the Valuation Day immediately preceding the Annuity Commencement Date;

   (2) the settlement age on the Annuity Commencement Date, and if applicable, the gender of the Annuitant(s);

   (3) the specific payment plan you choose; and

   (4) if you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

OPTIONAL PAYMENT PLANS

The following Optional Payment Plans are available under the contract unless you have fully annuitized under Guaranteed Income Advantage:

   OPTIONAL PAYMENT PLAN 1 -- LIFE INCOME WITH PERIOD CERTAIN. This option guarantees monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 2 -- JOINT LIFE AND SURVIVOR INCOME. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 3 -- INCOME FOR A FIXED PERIOD. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 4 -- INCOME OF A DEFINITE AMOUNT. This option provides periodic payments of a definite amount to be paid. Payments can be annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 5 -- INTEREST INCOME. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

   OPTIONAL PAYMENT PLAN 6 -- FIXED INCOME FOR LIFE. This option provides for us to make monthly payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. If Income Protector has been elected and the contract has reached the latest permitted Annuity Commencement Date, the fixed amount payable annually will be greater than or equal to the most recently calculated Withdrawal Limit. If the last surviving Annuitant dies, no amount will be payable under this option.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, or on the Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 5 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Optional Payment Plan 3 (Income for a Fixed Period), Optional Payment Plan 4 (Income of a Definite Amount) and Optional Payment Plan 5 (Interest Income) may be redeemed by the payee upon written request to our Home Office. Payments made under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Joint Life and Survivor Income) and Optional Payment Plan 6 (Fixed Income for Life) are not redeemable. If a request for redemption is received in good order for Optional Payment Plan 3, Optional Payment Plan 4 or Optional Payment Plan 5, the payment will generally be made within seven days; however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

If your contract is a Qualified Contract, Optional Payment Plans 3 and 4 may not satisfy minimum required distribution rules. Optional Payment Plan 5 is not available to contracts issued as Qualified Contracts. Consult a tax adviser before electing one of these options.

VARIABLE INCOME PAYMENTS

The monthly amount of your first variable income payment will equal your Contract Value as of the Annuity Commencement Date, less any premium taxes, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount times the Annuity Unit on the monthly anniversary of the Annuity Commencement Date.

Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing (i) one by (ii) one PLUS the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

TRANSFERS AFTER THE ANNUITY COMMENCEMENT DATE

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. Transfers may not be made if income payments are being received pursuant to the terms of Guaranteed Income Advantage. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Home Office. We reserve the right to limit the number of transfers, if necessary, for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

GUARANTEED INCOME ADVANTAGE

Guaranteed Income Advantage provides a guaranteed income benefit that is based on the amount of assets you invest in the GIS Subaccount(s). Under the rider, you will receive a series of monthly income payments determined on the earlier of the date you designate payments from the GIS Subaccount(s) to begin (the "Income Start Date") or the date you annuitize the contract (the "Annuity Commencement Date"). Each series of monthly income payments is referred to as a segment. The guaranteed income benefit may be comprised of one or more segments. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment, for each segment, will have a guaranteed income floor, and the guaranteed income floor will not vary based on the market performance of the Subaccounts in which your assets are allocated.

You may not allocate purchase payments or assets in your contract directly to the GIS Subaccount(s). Payments to the GIS Subaccount(s) must be made through a series of scheduled transfers. As discussed in the "Scheduled Transfers" section below, scheduled transfers may be made in advance of their due date. In other words, you will have the ability to "pre-pay" transfers into the GIS Subaccount(s).

Guaranteed Income Advantage may not be available in all states or markets. We reserve the right to discontinue offering Guaranteed Income Advantage at any time and for any reason.

Each segment has its own effective date, Income Start Date, series of scheduled transfers, monthly income plan and guaranteed annual income factor. If you wish to elect this rider, you must do so at the time of application. You may add additional segments on any contract monthly anniversary for a maximum of five segments, provided the Annuitant is age 70 or younger at the time the segment is elected. We reserve the right to allow additional segments in the future.

Scheduled Transfers

The first scheduled transfer is made to the GIS Subaccount(s) as of the effective date of the segment. Scheduled transfers if due will continue to be made on each monthly anniversary of that date until the earlier of the Income Start Date or the Annuity Commencement Date. Scheduled transfers may be made in advance of the monthly anniversaries on which they become due. If any month ends before the monthly anniversary or on a day that is not a Valuation Day, the next Valuation Day will be treated as the monthly anniversary for that month.

Only scheduled transfers can be made into the GIS Subaccount(s). Purchase payments may not be made directly to the GIS Subaccount(s). Scheduled transfers are made first to the GIS Subaccount(s) of the segment that has been in effect for the longest period of time.

Scheduled transfers will first be made on a pro rata basis from the Subaccounts to which you have allocated assets, excluding the GIS Subaccount(s).

There is a minimum scheduled transfer of $100. If amounts available for transfer on the date of the scheduled transfer are not enough to make the scheduled transfer, that scheduled transfer and any future scheduled transfers will not be made with respect to that segment. Your guaranteed income floor for that segment will be based upon scheduled transfers made to that date.

Withdrawals and Transfers

You may take a withdrawal or make transfers from the GIS Subaccount(s) at any time prior to the earlier of the Income Start Date or the Annuity Commencement Date. Except for the annual contract charge and any transfer charge (if applicable), any rider charge and contract charge not taken as an asset based charge from the GIS Subaccount(s) will be treated as withdrawals for purposes of calculating the guaranteed income floor and scheduled transfers made.

Once you take a withdrawal or make a transfer from a segment, you will not be permitted to make any additional scheduled transfers to that segment. Your guaranteed income floor will be adjusted to reflect the amount withdrawn or transferred by using a recalculation of scheduled transfers made as described below. After such withdrawal or transfer, the scheduled transfers made will equal (a) multiplied by (b) divided by (c), where:

   (a) is the scheduled transfers made prior to such withdrawal or transfer;

   (b) is the value of the applicable GIS Subaccount(s) after such withdrawal or transfer; and

   (c) is the value of the applicable GIS Subaccount(s) before such withdrawal or transfer.

Unless you instruct otherwise, withdrawals will first be deducted from the Subaccounts in which you have allocated assets, excluding the GIS
Subaccount(s). These deductions will be taken on a pro rata basis. Then, withdrawals will be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

Transfers from the GIS Subaccount(s) will be subject to the provisions stated in the "Transfers" provision of this prospectus.

Monthly Income

You may elect to receive monthly income under this rider or you may elect to transfer the value in the GIS Subaccount(s) to another investment option under your contract and receive income payments. If you elect to transfer the value in the GIS Subaccount(s) to another investment option, you will lose the guaranteed income benefit for that segment.

On the Income Start Date, we will begin making monthly income payments in accordance with the monthly income plan chosen by you. The Income Start Date for the first segment is determined at application. The Income Start Date for each additional segment is determined at the time that segment is added to the contract. Once established, these Income Start Dates cannot be changed. For a single Annuitant, monthly income will be based on a Life Income with a 10 Year Period Certain plan. For Joint Annuitants, monthly income will be based on a Joint Life and Survivor Income with a 10 Year Period Certain plan. Different options may be elected prior to the effective date of the segment and must be approved by us. Please note that all Optional Payment Plans listed may not be available. See the "Optional Payment Plans" section of the "Income Payments" provision of this prospectus for additional information on available payment options.

Once monthly income payments begin, we will allocate payments to the investment options in which you have allocated assets at that time, excluding the GIS Subaccount(s), unless you choose to have monthly income payments made directly to you. Monthly income payments that are allocated to the investment options will not be subject to a contingent deferred sales charge if those payments are subsequently withdrawn or surrendered from the contract.

Monthly income is calculated as of the first Valuation Day of each annuity year. If the first day of the annuity year does not begin on a Valuation Day, payments will be calculated on the next succeeding Valuation Day. Monthly income from the segment will not change from month to month during an annuity year; however, if another segment begins monthly payments after payments have already begun from other segments, your total monthly payments may increase due to the fact payments are being made from multiple segments.

How Income Payments are Calculated

INITIAL INCOME PAYMENT. The initial annual income amount under any applicable payment plan is calculated by taking (a) multiplied by (b), divided by (c), where:

   (a) is the annual income rate per $1,000 in the contract for the income payment plan elected and the gender(s) and settlement age(s) of the Annuitant(s) as shown in the rider as of the Income Start Date;

   (b) is the value in the applicable GIS Subaccount(s) as of the Income Start Date, less any applicable premium tax; and

   (c) is $1,000.

Income rates, for purposes of Guaranteed Income Advantage, are based on the Annuity 2000 Mortality Tables, using an assumed interest rate of 3.5%.

The initial monthly income is the greater of the level income amount and the guaranteed income floor. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

The guaranteed income floor is equal to (a) multiplied by (b), where:

   (a) is the scheduled transfers made into the GIS Subaccount(s), adjusted for withdrawals and transfers; and

   (b) is the guaranteed annual income factor divided by 12.

SUBSEQUENT INCOME PAYMENTS. Subsequent income payments are determined by Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial amount.

The number of Annuity Units for each Subaccount is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Income Start Date. The dollar amount of each subsequent annual income amount is the sum of the amounts from each Subaccount. The amount is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year begins.

An adjustment account is established on the Income Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed income floor when the level income amount is less than the guaranteed income floor. You will not receive monthly income above the guaranteed income floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed income floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 multiplied by the guaranteed income floor MINUS 12 multiplied by the initial level income amount.

The actual monthly income in subsequent annuity years is the greater of (a) and
(b), where:

   (a) is the subsequent level income amount MINUS any value in the adjustment account as of the date the last monthly income was made divided by 12; and

   (b) is the guaranteed income floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b) where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the date that the last monthly income was made, PLUS 12 multiplied by the actual subsequent monthly income, MINUS 12 multiplied by the subsequent level income amount.

On the Income Start Date, if any monthly income would be $100 or less, we reserve the right to reduce the frequency of transfers or payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you the value in the applicable GIS Subaccount as of the Income Start Date and that segment will terminate.

On the Annuity Commencement Date, no further scheduled transfers can be added to the GIS Subaccount(s). On this date, monthly income will be included as part of income payments in accordance with your income payment plan selected.

Death Provisions

The following provisions apply to any and all segments with regard to the death of any Annuitant.

SPECIAL DISTRIBUTION RULES WHEN DEATH OCCURS BEFORE INCOME START DATE AND ANNUITY COMMENCEMENT DATE. For a surviving spouse who is an Annuitant and a designated beneficiary, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, excluding the value of the GIS Subaccount(s), will be transferred to the GE Investments Funds, Inc. --Money Market Fund; and

      (b) scheduled transfers if due will continue to be made.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit under the contract will be allocated on a pro rata basis to the investment options in which assets are then allocated;

      (b) all current segments will continue; and

      (c) the surviving spouse may elect to fund new segments on a contract monthly anniversary, if then eligible.

For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, including the GIS Subaccount(s), will be transferred to the GE

          Investments Funds, Inc. --Money Market Fund; and

      (b) all existing segments will terminate.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) we will allocate the death benefit under the contract on a pro rata basis to the investment options in which assets are then allocated; and

      (b) the surviving spouse may elect to fund new segments on a contract monthly anniversary, if then eligible.

SPECIAL DISTRIBUTION RULES WHEN DEATH OCCURS ON OR AFTER INCOME START DATE AND BEFORE ANNUITY COMMENCEMENT DATE. If any Annuitant dies on the Income Start Date, the death benefit is reduced pro rata by the same proportion that the value in the GIS Subaccount(s) is to the total Contract Value.

If any Annuitant dies after the Income Start Date but before the Annuity Commencement Date, proceeds will be paid under this rider, unless the surviving spouse continues the contract. The amount of proceeds payable under this rider will be the greater of (a) and (b), where:

   (a) is the commuted value of the remaining period certain of the guaranteed income floor; and

   (b) is the commuted value of the remaining period certain of the annual income amount.

Commuted values will be calculated at a rate not greater than 1% above the rate at which the payments and Annuity Units were calculated. We will calculate the commuted values on the date that we receive proof of death and all required forms at our Home Office.

For a surviving spouse who is an Annuitant and designated beneficiary, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, excluding the value of the GIS Subaccount(s), will be transferred to the GE Investments Funds, Inc. --Money Market Fund; and

      (b) scheduled transfers if due will continue to be made.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit will be allocated on a pro rata basis to the investment options in which assets are then allocated including any rider segments that are in effect prior to the Income Start Date;

      (b) all current segments will continue; and

      (c) the surviving spouse may elect to fund new segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.

For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply;

   (1) Upon notification of death;

      (a) all value of the Subaccounts will be transferred to the GE Investments Funds, Inc. -- Money Market Fund; and

      (b) all existing segments not past the Income Start Date will terminate.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit will be allocated on a pro rata basis to the investment options in which assets are then allocated;

      (b) any segment past its Income Start Date will continue any remaining period certain payments; and

      (c) the surviving spouse may elect to fund new segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.

The surviving spouse will become the named designated Annuitant.

Other Contract Charges

Any rider and contract charges not taken on a daily basis will first be deducted on a pro rata basis from all Subaccounts, excluding the GIS Subaccount(s). Any remaining charges will be deducted from the GIS Subaccount(s) of the segments beginning with the segment that has been in effect for the shortest period of time and that has not reached its Income Start Date. Except for the annual contract charge and any transfer charge (if applicable), any rider charge and contract charge not taken as an asset based charge from the GIS Subaccount(s) will be treated as withdrawals for purposes of calculating the guaranteed income floor and scheduled transfers made.

Termination of Rider

This rider will terminate on the contract anniversary following the first date that there are no segments, unless you are eligible to buy a segment on that date.

Ownership and Change of Ownership

On the date that the contract is assigned or sold, unless under an involuntary assignment effected by legal process, all amounts in the GIS Subaccount(s) will be transferred to the GE Investments Funds, Inc. -- Money Market Fund.

If you marry after the Contract Date, you may add your spouse as a Joint Owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

For purposes of this rider:

  .  a non-natural owner must name an Annuitant and may name a Joint Annuitant;

  .  a natural individual owner must also be an Annuitant;

  . if there is only one natural owner, that owner may name his or her spouse as a Joint Annuitant.


  . under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

EXAMPLES

The following examples show how Guaranteed Income Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The first example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with a 10 Year Period Certain payment plan. In addition, the example assumes that:

   (1) the owner purchases the contract for $96,000 and elects the seven-year surrender charge schedule;


   (2) the owner makes no additional purchase payments;

   (3) the owner purchases only one segment;

   (4) the contract, including the GIS Subaccount investing in shares of the GE Investments Funds, Inc. -- Total Return Fund, earns a net return of 5%;

   (5) the owner makes scheduled transfers of $800 at the first of every month (for a total of $9,600 per year) for 10 years; and

   (6) the owner annuitizes the GIS Subaccount at the end of the 10th year.

      VALUE OF                           VALUE OF              VALUE OF  GUARANTEED
     SUBACCOUNTS            VALUE OF       GIS                   GIS      MINIMUM
         AT      SCHEDULED SUBACCOUNTS  SUBACCOUNT  SCHEDULED SUBACCOUNT   ANNUAL
      BEGINNING  TRANSFERS  AT END OF  AT BEGINNING TRANSFERS AT END OF   PAYMENT
YEAR   OF YEAR     MADE       YEAR       OF YEAR      MADE       YEAR     ACCRUED
-----------------------------------------------------------------------------------
  1    $96,000    $9,600     $90,942     $      0    $9,600    $  9,858    $  970
  2     90,942     9,600      85,631        9,858     9,600      20,209     1,940
  3     85,631     9,600      80,054       20,209     9,600      31,078     2,910
  4     80,054     9,600      74,199       31,078     9,600      42,489     3,880
  5     74,199     9,600      68,051       42,489     9,600      54,472     4,850
  6     68,051     9,600      61,596       54,472     9,600      67,054     5,820
  7     61,596     9,600      54,817       67,054     9,600      80,264     6,790
  8     54,817     9,600      47,700       80,264     9,600      94,136     7,760
  9     47,700     9,600      40,227       94,136     9,600     108,701     8,730
 10     40,227     9,600      32,380      108,701     9,600     123,994     9,700
-----------------------------------------------------------------------------------

Assuming the above, we will make guaranteed payments of $9,700 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer. The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.

                                                     ADJUSTMENT
                      CALCULATED GUARANTEED PAYMENT   ACCOUNT
                 YEAR  PAYMENT    PAYMENT   TO OWNER  BALANCE
                 ----------------------------------------------
                  11   $ 9,502     $9,700   $ 9,700     $199
                  12     9,639      9,700     9,700      260
                  13     9,779      9,700     9,779      181
                  14     9,921      9,700     9,921        0
                  15    10,065      9,700    10,065        0
                  16    10,210      9,700    10,210        0
                  17    10,358      9,700    10,358        0
                  18    10,509      9,700    10,509        0
                  19    10,661      9,700    10,661        0
                  20    10,815      9,700    10,815        0
                 ----------------------------------------------

This next example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with a 10 Year Period Certain payment plan. In addition, the example assumes that:

   (1) the owner purchases the contract for $96,000 and elects the seven-year surrender charge schedule;

   (2) the owner makes no additional purchase payments;

   (3) the owner purchases only one segment;

   (4) the contract, including the GIS Subaccount investing in shares of the GE Investments Funds, Inc. -- Total Return Fund, earns a net return of 5%;

   (5) the owner transfers the entire $96,000 into the GIS Subaccount at the beginning of year 1; and

   (6) the owner annuitizes the GIS Subaccount at the end of the 10th year.

      VALUE OF                                                  VALUE OF  GUARANTEED
     SUBACCOUNTS            VALUE OF   VALUE OF GIS               GIS      MINIMUM
         AT      SCHEDULED SUBACCOUNTS SUBACCOUNT AT SCHEDULED SUBACCOUNT   ANNUAL
      BEGINNING  TRANSFERS  AT END OF    BEGINNING   TRANSFERS AT END OF   PAYMENT
YEAR   OF YEAR     MADE       YEAR        OF YEAR      MADE       YEAR     ACCRUED
------------------------------------------------------------------------------------
  1    $96,000    $96,000      $0        $      0     $96,000   $100,800    $9,700
  2          0          0       0         100,800           0    105,840     9,700
  3          0          0       0         105,840           0    111,132     9,700
  4          0          0       0         111,132           0    116,689     9,700
  5          0          0       0         116,689           0    122,523     9,700
  6          0          0       0         122,523           0    128,649     9,700
  7          0          0       0         128,649           0    135,082     9,700
  8          0          0       0         135,082           0    141,836     9,700
  9          0          0       0         141,836           0    148,928     9,700
 10          0          0       0         148,928           0    156,374     9,700
------------------------------------------------------------------------------------

Assuming the above, we will make guaranteed payments of $9,700 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer. The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.

                                                     ADJUSTMENT
                      CALCULATED GUARANTEED PAYMENT   ACCOUNT
                 YEAR  PAYMENT    PAYMENT   TO OWNER  BALANCE
                 ----------------------------------------------
                  11   $11,983     $9,700   $11,983      $0
                  12    12,157      9,700    12,157       0
                  13    12,333      9,700    12,333       0
                  14    12,512      9,700    12,512       0
                  15    12,693      9,700    12,693       0
                  16    12,877      9,700    12,877       0
                  17    13,063      9,700    13,063       0
                  18    13,253      9,700    13,253       0
                  19    13,445      9,700    13,445       0
                  20    13,640      9,700    13,640       0
                 ----------------------------------------------

Tax Treatment of Guaranteed Income Advantage

Monthly income payments allocated to investment options under the contract and other transfers to investment options are generally not subject to tax. However, if you have elected to have monthly income payments paid to you and subsequently direct that they be allocated to investment options under the contract, monthly income payments so allocated may continue to be subject to tax under certain circumstances. If you have elected to have monthly income payments paid to you, you should consult a tax adviser before changing that election.


Distributions you receive before the Annuity Commencement Date are generally subject to tax as partial withdrawals. If your contract is a Non-Qualified Contract, this means that you will pay tax at ordinary income tax rates on the amount you receive to the extent that your Contract Value before the monthly income payment exceeds your "investment in the contract," i.e., generally, the total of your purchase payments under the contract reduced by any amounts you previously received from the contract that you did not include in your income. (It is important to note that the taxation of each payment is determined based on the total Contract Value and total investment in the contract, not the value in a particular segment or the purchase payments that may be considered to have been allocated to that segment.) The Code imposes a higher rate of tax on ordinary income than it does on capital gains. Distributions you receive before the Annuity Commencement Date may also be subject to a penalty tax equal to 10% of the amount of such payments that are included in your gross income.

After 2010 monthly income payments from less than the entire Contract Value will not be treated as withdrawals for federal income tax purposes, if certain conditions are satisfied. To be treated as monthly income payments (instead of as a series of withdrawals), income payments from less than the entire Contract Value must be taken for one or more lives or a fixed period of at least 10 years. Lifetime income with a period certain of any duration would qualify. In that case, a pro-rata portion of your "investment in the contract" will be allocated to the income payments. The tax treatment of such income payments is the same as that for income payments received on or after the Annuity Commencement Date, as described below. If monthly income payments are taken from less than the entire Contract Value and you subsequently direct that they be allocated to investment options under the contract, the tax treatment of payments before or after such allocation is uncertain.

Monthly income payments you receive on or after the Annuity Commencement Date (i.e., from the entire Contract Value) will be subject to tax as income payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your income payments. If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.


Persons intending to purchase Guaranteed Income Advantage in connection with a qualified retirement plan should obtain advice from a tax adviser.

For further information on the tax treatment of partial withdrawals and income payments, see the "Tax Matters" provision below.

TAX MATTERS

INTRODUCTION

This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.

This discussion does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax advisor about the application of tax rules to your individual situation.

TAXATION OF NON-QUALIFIED CONTRACTS

This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a
Section 401(k) plan.

TAX DEFERRAL ON EARNINGS. The federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.

CONTRACTS NOT OWNED BY AN INDIVIDUAL -- NO TAX DEFERRAL AND LOSS OF INTEREST DEDUCTION. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value over the purchase payments paid for the contract. Contracts issued to a corporation or a trust are examples of contracts where the owner pays current tax on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the non-natural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

INVESTMENTS IN THE SEPARATE ACCOUNT MUST BE DIVERSIFIED. For a contract to be treated as an annuity contract for federal income tax purposes, the investments of a separate account such as the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

RESTRICTIONS ON THE EXTENT TO WHICH AN OWNER CAN DIRECT THE INVESTMENT OF CONTRACT VALUES. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modification be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

AGE AT WHICH INCOME PAYMENTS MUST BEGIN. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments, of the contract's purchase payments and earnings. We believe that these rules are satisfied by providing guaranteed annuity purchase rates in the contract that the owner may exercise at any time after the first policy year. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

NO GUARANTEES REGARDING TAX TREATMENT. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

PARTIAL WITHDRAWALS AND SURRENDERS. A partial withdrawal occurs when you receive less than the total amount of the Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A total surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a total surrender, you will generally pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.

Any withdrawals taken pursuant to Income Protector are subject to tax as partial withdrawals.


Distributions received before the Annuity Commencement Date pursuant to Guaranteed Income Advantage may be subject to tax as partial withdrawals. See the "Tax Treatment of Guaranteed Income Advantage" provision in the "Guaranteed Income Advantage" section.


ASSIGNMENTS AND PLEDGES. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

GIFTING A CONTRACT. If you transfer ownership of your contract -- without receiving full and adequate consideration --to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.


TAXATION OF INCOME PAYMENTS. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." Withdrawals taken pursuant to Income Protector are generally not taxed as income payments for federal income tax purposes. As discussed above, these payments should be considered distributions and taxed in the same manner as a partial withdrawal from the contract. We will notify you annually of the taxable amount of your income payment.


Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 5), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 4 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

TAXATION OF THE DEATH BENEFIT. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant dies before or after the Annuity Commencement Date.

Taxation of Death Benefit if Paid Before the Annuity Commencement Date:

  . The death benefit is taxed to the designated beneficiary in the same manner as an income payment would have been taxed to the owner if received under an Optional Payment Plan.

  . If not received under an Optional Payment Plan, the death benefit is taxed to the designated beneficiary in the same manner as a surrender or a partial withdrawal would have been taxed to the owner, depending on the manner in which the death benefit is paid.

Taxation of Death Benefit if Paid After the Annuity Commencement Date:

  . The death benefit is includible in income to the extent that it exceeds the unrecovered "investment in the contract."

PENALTY TAXES PAYABLE ON PARTIAL WITHDRAWALS, SURRENDERS, OR INCOME
PAYMENTS. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include withdrawals, surrenders, or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of the owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

Systematic withdrawals may qualify for this last exception if structured in accordance with IRS guidelines. If they do, any modification of the Systematic Withdrawals, including certain additional partial withdrawals apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, purchase payments or a transfer between Subaccounts may result in payments not qualifying for this exception.


Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.


MEDICARE TAX. Beginning in 2013, distributions from Non-Qualified Contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately). Please consult a tax adviser for more information.

SPECIAL RULES IF YOU OWN MORE THAN ONE CONTRACT. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a surrender, or a partial withdrawal that you must include in income. For example:

  . if you purchase a contract offered by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender, a partial withdrawal or an income payment that you must include in income; and

  .  the amount that might be subject to the penalty tax described above.

SECTION 1035 EXCHANGES

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract. We will permit an owner to partially exchange this contract for another annuity contract.

If this contract has been purchased in whole or part by exchanging part of a life insurance or annuity contract, certain subsequent transactions may cause the IRS to retrospectively treat the partial Section 1035 exchange as taxable. We intend to administer the contract without regard to the partially exchanged funding contract and disclaim any responsibility for monitoring events that could cause the IRS to examine the completed partial Section 1035 exchange. We do not intend to inform another insurance company of any transaction involving this contract or, except when required by IRS forms or regulations, to report any such transaction. Owners contemplating any transaction, involving this contract or a partially exchanged contract funding this contract, within twelve months of a partial Section 1035 exchange are strongly advised to consult a tax adviser.

Beginning in 2010, the owner may exchange the contract under Section 1035 of the Code for a long-term care contract. We believe that the provisions of the Pension Protection Act of 2006 establishing annuity to long-term care Section 1035 exchanges would permit the owner to exchange a portion of the contract to pay the annual or other periodic premium for a long-term care contract issued by us or another insurance company. We will permit an owner to partially exchange this contract to purchase a long-term care contract or pay long-term care premiums. The IRS has not issued any guidance on such transactions or on the allocation of basis that would be required to effect them. It is possible that the IRS could take a narrow view of the 2006 legislation and treat partial Section 1035 exchanges to pay long- term care premiums as taxable withdrawals from the contract. If all or a portion of the contract is used to purchase long-term care insurance in a Section 1035 exchange, the amount so used representing income on the contract would not be tax-deductible as a medical expense and the amount so used representing investment in the contract may not be tax-deductible as a medical expense. Any owner contemplating the use of the contract to fund long-term care insurance or long-term care expenses should consult a tax adviser.

QUALIFIED RETIREMENT PLANS

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified Contracts at any given time.

The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a competent advisor.

The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefits, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

TYPES OF QUALIFIED CONTRACTS. The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  . Traditional individual retirement accounts and Roth individual retirement accounts have the same contribution limits and tax treatment of distributions as the corresponding type of individual retirement annuity, discussed above. The contract may be owned by the custodian or trustee of an individual retirement account established for the benefit of the Annuitant. Only the owner, acting through its authorized representative(s), may exercise contract rights. When held by an individual retirement account, the contract is not issued as an individual retirement annuity or administered as such by us. Annuitants must look to the custodian or trustee, as contract owner, for satisfaction of their rights to benefits under the terms of the individual retirement account.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

TERMS OF QUALIFIED RETIREMENT PLANS AND QUALIFIED CONTRACTS. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

EMPLOYER QUALIFIED PLANS. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.


IRAS AND ROTH IRAS. The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.


THE INTERNAL REVENUE SERVICE HAS NOT REVIEWED THE CONTRACT FOR QUALIFICATION AS AN IRA, AND HAS NOT ADDRESSED IN A RULING OF GENERAL APPLICABILITY WHETHER A DEATH BENEFIT PROVISION SUCH AS THE PROVISION IN THIS CONTRACT COMPORTS WITH IRA QUALIFICATION REQUIREMENTS. WE MAY, HOWEVER, ENDORSE THE CONTRACT TO SATISFY THE IRA OR ROTH IRA QUALIFICATION RULES AND SUBMIT THE ENDORSED CONTRACT TO THE IRS FOR APPROVAL AS TO FORM. IF YOU PURCHASE THE CONTRACT WITH SUCH AN ENDORSEMENT, THE ACCOMPANYING DISCLOSURE STATEMENT WILL INDICATE THE STATUS OF THE CONTRACT'S APPROVAL UNDER THE IRS IRA PROTOTYPE PROGRAM.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions.

The contract may also be held in an IRA custodial account or trust as an investment. In that event the custodian or trustee, with your cooperation, is responsible for satisfaction of the IRA qualification requirements. We have no responsibility beyond that pertaining to nonqualified contracts for contracts held in an IRA account or trust.

THE DEATH BENEFIT AND QUALIFIED CONTRACTS. Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs or SEPs. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA or SEP could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

TREATMENT OF QUALIFIED CONTRACTS COMPARED WITH NON-QUALIFIED
CONTRACTS. Although some of the federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of purchase payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

  . the Code does not allow a deduction for purchase payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract;


  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2, for other Qualified Contracts. We are required to annually determine and report to the owner the fair market value for traditional individual retirement annuities while the owner is alive. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations and guidelines published by the Society of Actuaries. It is possible that, using different assumptions or methodologies, the amount required to be withdrawn would be more or less than the amount we report to you as the required minimum distribution. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract and certain other benefits provided by the living benefit riders may increase the amount of the minimum required distribution that must be taken from your contract.


The federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

AMOUNTS RECEIVED UNDER QUALIFIED CONTRACTS. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

FEDERAL PENALTY TAXES PAYABLE ON DISTRIBUTIONS. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or income payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

MOVING MONEY FROM ONE QUALIFIED CONTRACT OR QUALIFIED RETIREMENT PLAN TO ANOTHER. ROLLOVERS AND TRANSFERS: In many circumstances you may move money between Qualified contracts and qualified retirement plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting the rollover of your after-tax contributions. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan.

DIRECT ROLLOVERS: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.


IRA CONVERSIONS:   If this contract is issued as an IRA, you may convert the
contract to a Roth IRA. If you do so, the fair market value of your contract will be treated as a distribution from your IRA. This fair market value will include the contract's cash value together with the actuarial value of certain benefit guarantees, such as guaranteed withdrawal benefits, and certain death benefits. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations. The methodology followed is similar to that used to determine the actuarial value of such benefit guarantees for required minimum distribution purposes, as described above in the "Treatment of Qualified Contracts compared with Non-Qualified Contracts" section. We will determine and report the fair market value of your contract to you and the Internal Revenue Service to satisfy our reporting obligations using assumptions and calculation methodologies based on our interpretation of the Code. It is possible that, using different assumptions or methodologies, your actual tax liability would be more or less than the income reported by us. You should always consult a tax adviser before you convert an IRA to a Roth IRA.


DISCLOSURE PURSUANT TO CODE AND ERISA REQUIREMENTS. The ongoing fees and expenses of the contracts and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees and expenses of the Portfolios that you will pay indirectly when your assets are allocated to the Portfolios, are discussed in the "Fee Tables" provision of the prospectus. More detail concerning each Portfolio's fees and expenses is included in the prospectus for each Portfolio.

GFWM, the investment adviser under the Asset Allocation Program, is an affiliate of the Company. There is no direct fee for participation in the Asset Allocation Program, and GFWM receives no compensation for its asset allocation services. However, the Company may receive fees from the investment adviser or distributor of a Portfolio for certain administrative and other services we provide to you or to the Portfolio relating to the allocation of your assets to the Portfolio, and the amount of these fees may vary from Portfolio to Portfolio. Furthermore, the Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees in varying amounts from the Portfolios or their distributors for distribution and related services. In addition, GFWM serves as the investment adviser to the Genworth Variable Insurance Trust and receives advisory fees in varying amounts from the Genworth Variable Insurance Trust Portfolios that have been chosen by GFWM for inclusion in the Asset Allocation Models. Additional information on the fees payable to the Company and Capital Brokerage Corporation by the Portfolios and their advisers and distributors, including the range of such fees, is included in the "Subaccounts" provision of the prospectus. Additional information regarding the Asset Allocation Program and the potential conflicts of interest to which GFWM is subject is included in the "Asset Allocation Program" provision of the prospectus.

When you purchase a contract through a broker-dealer, the broker-dealer is paid a commission and may be paid a separate marketing allowance. The maximum aggregate amount of such compensation is 8.5% of a contract owner's aggregate purchase payments. The broker-dealer firm generally pays a portion of such commission to its representative who assisted you with the purchase, and that amount will vary depending on the broker-dealer and the individual representative. One broker-dealer offering the contracts, Genworth Financial Services Corporation, is an affiliate of the Company. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.

By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract, the Asset Allocation Program, and the investments made pursuant to the Asset Allocation Program.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal, surrender, or income payment, we will send you forms that explain the withholding requirements.

STATE INCOME TAX WITHHOLDING

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

TAX STATUS OF THE COMPANY

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. The Company, therefore, does not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


TAX RELIEF, UNEMPLOYMENT INSURANCE REAUTHORIZATION, AND JOB CREATION ACT OF 2010

The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 (the "2010 Act") increases the federal estate tax exemption to $5,000,000 and reduces the federal estate tax rate to 35%; increases the Federal gift tax exemption to $5,000,000 and retains the federal gift tax rate at 35%; and increases the generation-skipping transfer ("GST") tax exemption to $5,000,000 and reduces the GST tax rate to 35%. Commencing in 2012, these exemption amounts will be indexed for inflation. The estate, gift, and GST provisions of the 2010 Act are only effective until December 31, 2012; after that date, the provisions will sunset, and the federal estate, gift and GST taxes will return to their pre-2001 levels, resulting in significantly lower exemptions and significantly higher tax rates. Between now and the end of 2012, Congress may make these provisions of the 2010 Act permanent, or they may do nothing and allow these 2010 Act provisions to sunset, or they may alter the exemptions and/or applicable tax rates. The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

FEDERAL DEFENSE OF MARRIAGE ACT

The contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract's death benefit. The federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore, spousal continuation provisions in this contract will be subject to the distribution at death requirements imposed on non-spouse beneficiaries by Section 72(s) of the Code. Consult a tax adviser for more information on this subject.


ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO

The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

CHANGES IN THE LAW

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or total surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds either:

   (1) to your designated beneficiary directly in the form of a check; or

   (2) by establishing an interest bearing draft account, called the "Secure Access Account," for the designated beneficiary, in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a draft account book within 7 days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. Any interest credited to amounts in the Secure Access Account is currently taxable to the designated beneficiary.

The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account.

If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the Secure Access Account for proceeds of $10,000 or more, unless state law requires a positive election. The Secure Access Account is not available in all states.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.


In addition, if, pursuant to SEC rules, a money market fund that a subaccount invests in suspends payment of redemption proceeds in connection with a liquidation of that fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the subaccount until the fund is liquidated.


State law requires that we reserve the right to defer payments from the Guarantee Account for a partial withdrawal or surrender for up to six months from the date we receive your payment request at our Home Office. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject a purchase payment and/or block an owner's account and thereby refuse any requests for transfers, partial withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

SALE OF THE CONTRACTS

We have entered into an underwriting agreement with Capital Brokerage Corporation (doing business in Indiana as Genworth Financial Brokerage Corporation) (collectively, "Capital Brokerage Corporation") for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA") (formerly, NASD, Inc.).

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with the FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
(800) 289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with the FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay for the sale of a contract is 9.9% of a contract owner's aggregate purchase payments.

The maximum commission consists of three parts --commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firms ("selling firms") that employ the registered representative who sold your contract, and an amount paid to the selling firm for marketing allowances and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 1.4% of purchase payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 7.5% of purchase payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative.

All selling firms receive commissions as described above based on the sale of, and receipt of purchase payments, on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid to a selling firm on the sale of a contract is 1.0% of purchase payments. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, as well as receive payments from selling firms, for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

No specific charge is assessed directly to contract owners or the Separate Account to cover commissions and other incentives or payments described above. We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.

All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract does not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional cash or non-cash compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus another product with respect with which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements, which may be referred to as "revenue sharing arrangements," into account when considering and evaluating any recommendation relating to the contracts.


During 2010 and 2009 (the first year the contract was offered), approximately $17.5 million and $3.4 million respectively was paid to Capital Brokerage Corporation for the sale of contracts in the Separate Account and any new purchase payments received. In 2010, 2009 and 2008, no underwriting commissions were paid to Capital Brokerage Corporation. This contract (RetireReady/SM/ One) is no longer offered or sold.


ADDITIONAL INFORMATION

OWNER QUESTIONS

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

RETURN PRIVILEGE

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to:

                  Genworth Life and Annuity Insurance Company
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you exercise this right, we will cancel the contract as of the Valuation Day we receive your request at our Home Office and send you a refund equal to your Contract Value PLUS any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the Valuation Day we received the returned contract at our Home Office. Or, if required by the law of your state, we will refund your purchase payments (less any withdrawals previously taken).

If you cancel your contract, it will be void. In certain states, you may have more than 10 days to return the contract for a refund.

STATE REGULATION

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

EVIDENCE OF DEATH, AGE, GENDER, MARITAL STATUS OR SURVIVAL

We may require proof death, age, gender, marital status or survival and any other required forms before we act on contract provisions relating to the death of any person or persons, or those provisions that are dependent upon age, gender, marital status or survival.

RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each Portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition, you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

OTHER INFORMATION

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

EXEMPTION TO FILE PERIODIC REPORTS

The Company does not intend to file periodic reports required under the Securities Exchange Act of 1934 in reliance on the exemption provided by Rule 12h-7 thereunder.

LEGAL PROCEEDINGS

We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products, recommending unsuitable products to customers and breaching fiduciary or other duties to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships. We are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations from state and federal regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

We cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed against us. In addition, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the Company, the board of directors may cause the Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the Separate Account.

Although it is not anticipated that these developments will have an adverse impact on us, the Separate Account, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

APPENDIX A

EXAMPLES OF THE AVAILABLE DEATH BENEFITS

BASIC DEATH BENEFIT

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

EXAMPLE:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional purchase payments and takes no partial withdrawals;

   (3) is not subject to premium taxes; and

   (4) the Annuitant is age 75 on the Contract Date; then

                   ANNUITANT'S END OF CONTRACT     BASIC
                       AGE      YEAR   VALUE   DEATH BENEFIT
                   -----------------------------------------
                       76        1    $103,000   $103,000
                       77        2     112,000    112,000
                       78        3      90,000    100,000
                       79        4     135,000    135,000
                       80        5     130,000    130,000
                       81        6     150,000    150,000
                       82        7     125,000    125,000
                       83        8     145,000    145,000
                   -----------------------------------------

Partial withdrawals (including partial withdrawals taken pursuant to the terms of Income Protector) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces your Contract Value. For example:

                            PURCHASE CONTRACT     BASIC
                     DATE   PAYMENT   VALUE   DEATH BENEFIT
                    ---------------------------------------
                    3/31/10 $20,000  $20,000     $20,000
                    3/31/18           20,000      20,000
                    3/31/19           14,000      20,000
                    ---------------------------------------

If a partial withdrawal of $7,000 is made on March 31, 2019, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial withdrawal ($14,000 to $7,000). This is true only if the Basic Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that no surrender charge applies, and that no premium tax applies to the partial withdrawal. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

ANNUAL STEP-UP DEATH BENEFIT RIDER

The following example shows how the Annual Step-Up Death Benefit Rider works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 75 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments; and

   (3) the owner takes no partial withdrawals; then

                   END OF ANNUITANT'S CONTRACT DEATH BENEFIT
                    YEAR      AGE      VALUE      AMOUNT
                   -----------------------------------------
                     1        76      $103,000   $103,000
                     2        77       112,000    112,000
                     3        78        90,000    112,000
                     4        79       135,000    135,000
                     5        80       130,000    135,000
                     6        81       150,000    135,000
                     7        82       125,000    135,000
                     8        83       145,000    135,000
                   -----------------------------------------

Partial withdrawals (including partial withdrawals taken pursuant to the terms of Income Protector) will reduce the Annual Step-Up Death Benefit by the proportion that the partial withdrawal (including any surrender charge and any premium tax assessed) reduces your Contract Value.

ROLLUP DEATH BENEFIT RIDER


FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF SEPTEMBER 13, 2010, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE CONTRACT MODIFICATIONS

The following example shows how the Rollup Death Benefit Rider works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 75 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the contract earns a 0% net return;

   (3) the owner makes no additional purchase payments;

   (4) the annual rollup and withdrawal factor for the rider is 5%;

   (5) the owner takes annual partial withdrawals equal to 5% of purchase payments at end of the contract year; and

     (6) the contract is not subject to premium taxes.



                                  PARTIAL
              END OF ANNUITANT'S WITHDRAWAL CONTRACT   5% ROLLUP
               YEAR      AGE       AMOUNT    VALUE   DEATH BENEFIT
              ----------------------------------------------------
                 0       75        $    0   $100,000   $100,000
                 1       76         5,000     95,000    100,000
                 2       77         5,000     90,000    100,000
                 3       78         5,000     85,000    100,000
                 4       79         5,000     80,000    100,000
                 5       80         5,000     75,000    100,000
                 6       81         5,000     70,000    100,000
                 7       82         5,000     65,000    100,000
                 8       83         5,000     60,000    100,000
                 9       84         5,000     55,000    100,000
                10       85         5,000     50,000    100,000
                11       86         5,000     45,000    100,000
                12       87         5,000     40,000    100,000
                13       88         5,000     35,000    100,000
                14       89         5,000     30,000    100,000
                15       90         5,000     25,000    100,000
                16       91         5,000     20,000    100,000
                17       92         5,000     15,000     95,000
                18       93         5,000     10,000     90,000
                19       94         5,000      5,000     85,000
                20       95         5,000          0          0
              ----------------------------------------------------



Partial withdrawals amounting to 5% or less of purchase payments annually will reduce the 5% Rollup Death Benefit on a non pro-rata (dollar-for-dollar) basis. Therefore, in the example above, though a $5,000 partial withdrawal is taken at the end of year 1, the 5% Rollup Death Benefit immediately after the partial withdrawal is still equal to $100,000 since the benefit is reduced only by the same dollar amount of the partial withdrawal.

Partial withdrawals exceeding 5% of purchase payments in any year will reduce the Rollup Death Benefit on a pro rata basis (by the proportion that the partial withdrawal, including any applicable surrender charges, and any premium taxes assessed, reduces your Contract Value. All partial withdrawals that exceed the 5% threshold will reduce the 5% Rollup Death Benefit on a pro rata basis). For example:



                                                              5% ROLLUP
                                                 5% ROLLUP      DEATH
                                               DEATH BENEFIT   BENEFIT
                                                BEFORE ANY    AFTER THE
                  PURCHASE  PARTIAL   CONTRACT    PARTIAL      PARTIAL
          DATE    PAYMENT  WITHDRAWAL  VALUE    WITHDRAWALS  WITHDRAWALS
        ----------------------------------------------------------------
        3/31/2010 $10,000    $    0   $10,000     $10,000      $10,000
        3/31/2018                 0    20,000      14,775       14,775
        3/31/2019             7,000    14,000      15,513        7,785



Therefore, if a $7,000 partial withdrawal is taken on March 31, 2019, $500 (5% of $10,000) will reduce the 5% Rollup Death Benefit on a non pro-rata (dollar-for-dollar) basis, to $15,013 ($15,513-$500). The remaining $6,500 of the partial withdrawal will reduce the 5% Rollup Death Benefit immediately after the partial withdrawal to $7,785 ($15,013 -- the 5% Rollup Death Benefit, multiplied by 51.85% -- 1 minus the ratio of the partial withdrawal ($6,500) to the Contract Value ($13,500), after reducing each by $500).

FOR CONTRACTS ISSUED BEFORE THE LATER OF SEPTEMBER 13, 2010, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE CONTRACT MODIFICATIONS.


The following example shows how the Rollup Death Benefit Rider works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 70 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the contract earns a 0% net return;

   (3) the owner makes no additional purchase payments;

   (4) the annual rollup and withdrawal factor for the rider is 5%;

   (5) the owner takes annual partial withdrawals equal to 5% of purchase payments at end of the contract year; and

   (6) the contract is not subject to premium taxes.

                                  PARTIAL
              END OF ANNUITANT'S WITHDRAWAL CONTRACT   5% ROLLUP
               YEAR      AGE       AMOUNT    VALUE   DEATH BENEFIT
              ----------------------------------------------------
                 0       70        $    0   $100,000   $100,000
                 1       71         5,000     95,000    100,000
                 2       72         5,000     90,000    100,000
                 3       73         5,000     85,000    100,000
                 4       74         5,000     80,000    100,000
                 5       75         5,000     75,000    100,000
                 6       76         5,000     70,000    100,000
                 7       77         5,000     65,000    100,000
                 8       78         5,000     60,000    100,000
                 9       79         5,000     55,000    100,000
                10       80         5,000     50,000    100,000
                11       81         5,000     45,000    100,000
                12       82         5,000     40,000    100,000
                13       83         5,000     35,000    100,000
                14       84         5,000     30,000    100,000
                15       85         5,000     25,000    100,000
                16       86         5,000     20,000    100,000
                17       87         5,000     15,000     95,000
                18       88         5,000     10,000     90,000
                19       89         5,000      5,000     85,000
                20       90         5,000          0          0
              ----------------------------------------------------

Partial withdrawals amounting to 5% or less of purchase payments annually will reduce the 5% Rollup Death Benefit on a non pro-rata (dollar-for-dollar) basis. Therefore, in the example above, though a $5,000 partial withdrawal is taken at the end of year 1, the 5% Rollup Death Benefit immediately after the partial withdrawal is still equal to $100,000 since the benefit is reduced only by the same dollar amount of the partial withdrawal.

Partial withdrawals exceeding 5% of purchase payments in any year will reduce the Rollup Death Benefit on a pro rata basis (by the proportion that the partial withdrawal, including any applicable surrender charges, and any premium taxes assessed, reduces your Contract Value. All partial withdrawals that exceed the 5% threshold will reduce the 5% Rollup Death Benefit on a pro rata basis). For example:

                                                              5% ROLLUP
                                                 5% ROLLUP      DEATH
                                               DEATH BENEFIT   BENEFIT
                                                BEFORE ANY    AFTER THE
                  PURCHASE  PARTIAL   CONTRACT    PARTIAL      PARTIAL
          DATE    PAYMENT  WITHDRAWAL  VALUE    WITHDRAWALS  WITHDRAWALS
        ----------------------------------------------------------------
        3/31/2010 $10,000    $    0   $10,000     $10,000      $10,000
        3/31/2018                 0    20,000      14,775       14,775
        3/31/2019             7,000    14,000      15,513        7,785
        ----------------------------------------------------------------

Therefore, if a $7,000 partial withdrawal is taken on March 31, 2019, $500 (5% of $10,000) will reduce the 5% Rollup Death Benefit on a non pro-rata (dollar-for-dollar) basis, to $15,013 ($15,513-$500). The remaining $6,500 of the partial withdrawal will reduce the 5% Rollup Death Benefit immediately after the partial withdrawal to $7,785 ($15,013 -- the 5% Rollup Death Benefit, multiplied by 51.85% -- 1 minus the ratio of the partial withdrawal ($6,500) to the Contract Value ($13,500), after reducing each by $500).

The following example shows how the Rollup Death Benefit Rider works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 71 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the contract earns a 0% net return;

   (3) the owner makes no additional purchase payments;

   (4) the annual rollup and withdrawal factor for the rider is 4%;

   (5) the owner takes annual partial withdrawals equal to 4% of purchase payments at end of the contract year; and

   (6) the contract is not subject to premium taxes.

                                  PARTIAL
              END OF ANNUITANT'S WITHDRAWAL CONTRACT   4% ROLLUP
               YEAR      AGE       AMOUNT    VALUE   DEATH BENEFIT
              ----------------------------------------------------
                 0       71        $    0   $100,000   $100,000
                 1       72         4,000     96,000    100,000
                 2       73         4,000     92,000    100,000
                 3       74         4,000     88,000    100,000
                 4       75         4,000     84,000    100,000
                 5       76         4,000     80,000    100,000
                 6       77         4,000     76,000    100,000
                 7       78         4,000     72,000    100,000
                 8       79         4,000     68,000    100,000
                 9       80         4,000     64,000    100,000
                10       81         4,000     60,000    100,000
                11       82         4,000     56,000    100,000
                12       83         4,000     52,000    100,000
                13       84         4,000     48,000    100,000
                14       85         4,000     44,000    100,000
                15       86         4,000     40,000    100,000
                16       87         4,000     36,000     96,000
                17       88         4,000     32,000     92,000
                18       89         4,000     28,000     88,000
                19       90         4,000     24,000     84,000
              ----------------------------------------------------

Partial withdrawals amounting to 4% or less of purchase payments annually will reduce the 4% Rollup Death Benefit on a non pro-rata (dollar-for-dollar) basis. Therefore, in the example above, though a $4,000 partial withdrawal is taken at the end of year 1, the 4% Rollup Death Benefit immediately after the partial withdrawal is still equal to $100,000 since the benefit is reduced only by the same dollar amount of the partial withdrawal.

Partial withdrawals exceeding 4% of purchase payments in any year will reduce the 4% Rollup Death Benefit on a pro-rata basis (by the proportion that the partial withdrawal, including any surrender charges, and any premium taxes assessed, reduces your Contract Value. All partial withdrawals that exceed the 4% threshold will reduce the 4% Rollup Death Benefit on a pro-rata basis). For example:

                                                             4% ROLLUP
                                                4% ROLLUP      DEATH
                                              DEATH BENEFIT   BENEFIT
                                               BEFORE ANY    AFTER THE
                 PURCHASE  PARTIAL   CONTRACT    PARTIAL      PARTIAL
          DATE   PAYMENT  WITHDRAWAL  VALUE    WITHDRAWALS  WITHDRAWALS
         --------------------------------------------------------------
         3/31/10 $10,000        --   $10,000     $10,000      $10,000
         3/31/18      --        --    20,000      13,686       13,686
         3/31/19      --    $7,000    14,000      14,233        7,120
         --------------------------------------------------------------

Therefore, if a $7,000 partial withdrawal is taken on March 31, 2019, $400 (4% of $10,000) will reduce the 4% Rollup Death Benefit on a non pro-rata (dollar-for-dollar) basis, to $13,833 ($14,233-$400). The remaining $6,600 of the partial withdrawal will reduce the 4% Rollup Death Benefit immediately after the partial withdrawal to $7,120 ($13,833 -- the 4% Rollup Death Benefit, multiplied by 51.47% -- 1 minus the ratio of the partial withdrawal ($6,600) to the Contract Value ($13,600), after reducing each by $400).

EARNINGS PROTECTOR DEATH BENEFIT RIDER

The following example shows how the Earnings Protector Death Benefit works based on purely hypothetical values. It is not intended to depict investment performance of the contract. This example assumes an owner purchases a contract with an Annuitant age 65 at the time of issue, and that he or she takes no partial withdrawals before the Annuitant's death.

                 PURCHASE CONTRACT           DEATH   EARNINGS PROTECTOR
          DATE   PAYMENT   VALUE     GAIN   BENEFIT    DEATH BENEFIT
         --------------------------------------------------------------
         3/01/10 $100,000 $100,000 $      0 $100,000      $     0
         3/01/25           300,000  200,000  300,000       70,000
         --------------------------------------------------------------

The Annuitant's death and notification of the death occurs on 3/01/25. At that time, 40% of the earning or "gain" ($200,000) is $80,000.

However, since the Earnings Protector Death Benefit under this age scenario cannot exceed 70% of the purchase payments ($100,000), the Earnings Protector Death Benefit in this example will be $70,000.

APPENDIX B

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:




                WITH MORTALITY AND EXPENSE RISK CHARGE OF 1.45%



                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
 Invesco V.I. Core Equity Fund -- Series I shares                            $11.73            $12.67          22,986   2010
                                                                              10.00             11.73              --   2009
----------------------------------------------------------------------------------------------------------------------------
 Invesco V.I. International Growth Fund -- Series II shares                  $11.95            $13.27          45,195   2010
                                                                              10.00             11.95          34,732   2009
----------------------------------------------------------------------------------------------------------------------------
 Invesco Van Kampen V.I. Comstock Fund -- Series II shares                   $12.23            $13.94          10,345   2010
                                                                              10.00             12.23              --   2009
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
 AllianceBernstein International Value Portfolio -- Class B                  $12.01            $12.34          45,570   2010
                                                                              10.00             12.01          42,899   2009
----------------------------------------------------------------------------------------------------------------------------
 AllianceBernstein Small Cap Growth Portfolio -- Class B                     $11.84            $15.94          18,665   2010
                                                                              10.00             11.84             418   2009
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
----------------------------------------------------------------------------------------------------------------------------
 VP Inflation Protection Fund -- Class II                                    $10.61            $10.99          83,636   2010
                                                                              10.00             10.61         111,603   2009
----------------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------------
 BlackRock Basic Value V.I. Fund -- Class III Shares                         $12.12            $13.44          11,463   2010
                                                                              10.00             12.12           1,710   2009
----------------------------------------------------------------------------------------------------------------------------
 BlackRock Global Allocation V.I. Fund -- Class III Shares                   $11.17            $12.08       4,241,552   2010
                                                                              10.00             11.17         499,337   2009
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
----------------------------------------------------------------------------------------------------------------------------
 Columbia Marsico Growth Fund, Variable Series -- Class A                    $11.57            $13.86          21,570   2010
                                                                              10.00             11.57           4,533   2009
----------------------------------------------------------------------------------------------------------------------------
 Columbia Marsico International Opportunities Fund, Variable Series          $11.33            $12.70          29,158   2010
   -- Class B                                                                 10.00             11.33          26,545   2009
----------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                                                $11.15            $11.99          27,773   2010
                                                                              10.00             11.15          25,896   2009
----------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------
 Federated Kaufmann Fund II -- Service Shares                                $11.93            $13.84          30,629   2010
                                                                              10.00             11.93          20,520   2009
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
----------------------------------------------------------------------------------------------------------------------------
 VIP Mid Cap Portfolio -- Service Class 2                                    $11.76            $14.90          27,429   2010
                                                                              10.00             11.76           2,818   2009
----------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
----------------------------------------------------------------------------------------------------------------------------
 Mutual Shares Securities Fund -- Class 2 Shares                             $11.75            $12.88          53,675   2010
                                                                              10.00             11.75          55,415   2009
----------------------------------------------------------------------------------------------------------------------------

                                                                                                                  NUMBER OF
                                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                                $ 9.92            $ 9.78         255,936
                                                                                    10.00              9.92          24,581
------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund (DDCA)                                                         $ 9.92            $ 9.78         559,395
                                                                                    10.00              9.92          96,919
------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                    $13.53            $17.19          16,258
                                                                                    10.00             13.53          10,147
------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                              $11.18            $12.05       3,861,779
                                                                                    10.00             11.18         539,689
------------------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------
  Genworth 40/60 Index Allocation Fund -- Service Shares                           $10.06            $10.89       1,595,285
                                                                                    10.00             10.06           5,942
------------------------------------------------------------------------------------------------------------------------------
  Genworth 60/40 Index Allocation Fund -- Service Shares                           $ 9.95            $10.96       1,319,252
                                                                                    10.00              9.95           2,496
------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                                   $12.03            $14.82          16,454
                                                                                    10.00             12.03              --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                                 $11.92            $13.08          18,102
                                                                                    10.00             11.92           7,691
------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                      $11.68            $12.56          37,802
                                                                                    10.00             11.68          55,476
------------------------------------------------------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares                     $10.00            $10.93           3,352
------------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares           $10.48            $10.86         146,556
                                                                                    10.00             10.48          68,891
------------------------------------------------------------------------------------------------------------------------------
  Genworth Growth Allocation Fund -- Service Shares                                $10.12            $11.40       1,172,707
                                                                                    10.00             10.12           8,657
------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares         $11.70            $14.28          37,419
                                                                                    10.00             11.70          67,995
------------------------------------------------------------------------------------------------------------------------------
  Genworth Moderate Allocation Fund -- Service Shares                              $10.07            $11.14       1,472,887
                                                                                    10.00             10.07              --
------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                                 $12.51            $14.48         124,184
                                                                                    10.00             12.51          84,479
------------------------------------------------------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares                    $12.03            $14.68          39,100
                                                                                    10.00             12.03          20,541
------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                                $11.76            $12.34          38,169
                                                                                    10.00             11.76          68,427
------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                          $12.12            $13.82          38,723
                                                                                    10.00             12.12          35,574
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                                $11.47            $13.10         139,427
                                                                                    10.00             11.47          82,558
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                      $11.42            $13.85          70,759
                                                                                    10.00             11.42          14,574
------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                              $12.07            $13.61          64,602
                                                                                    10.00             12.07          34,653
------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares               $10.56            $11.61          16,731
                                                                                    10.00             10.56          31,953
------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                  YEAR
---------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------
  Money Market Fund                                                          2010
                                                                             2009
---------------------------------------------------------------------------------
  Money Market Fund (DDCA)                                                   2010
                                                                             2009
---------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                              2010
                                                                             2009
---------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                        2010
                                                                             2009
---------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------
  Genworth 40/60 Index Allocation Fund -- Service Shares                     2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth 60/40 Index Allocation Fund -- Service Shares                     2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                             2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                           2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares               2010
---------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares     2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth Growth Allocation Fund -- Service Shares                          2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares   2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth Moderate Allocation Fund -- Service Shares                        2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                           2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares              2010
                                                                             2009
---------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                          2010
                                                                             2009
---------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
---------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    2010
                                                                             2009
---------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          2010
                                                                             2009
---------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                2010
                                                                             2009
---------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        2010
                                                                             2009
---------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         2010
                                                                             2009
---------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $10.59            $10.98        238,366    2010
                                                                 10.00             10.59        221,790    2009
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $10.65            $11.34        316,045    2010
                                                                 10.00             10.65         83,109    2009
---------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $11.96            $15.03         45,500    2010
                                                                 10.00             11.96         33,272    2009
---------------------------------------------------------------------------------------------------------------

                WITH MORTALITY AND EXPENSE RISK CHARGE OF 1.65%



                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
 Invesco V.I. Core Equity Fund -- Series I shares                            $10.38            $11.18           5,501   2010
                                                                              10.00             10.38              --   2009
----------------------------------------------------------------------------------------------------------------------------
 Invesco V.I. International Growth Fund -- Series II shares                  $10.71            $11.86          16,276   2010
                                                                              10.00             10.71           6,151   2009
----------------------------------------------------------------------------------------------------------------------------
 Invesco Van Kampen V.I. Comstock Fund -- Series II shares                   $ 8.59            $ 9.78           6,794   2010
                                                                              10.00              8.59              --   2009
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
 AllianceBernstein International Value Portfolio -- Class B                  $ 7.76            $ 7.96          30,942   2010
                                                                              10.00              7.76          11,185   2009
----------------------------------------------------------------------------------------------------------------------------
 AllianceBernstein Small Cap Growth Portfolio -- Class B                     $ 9.05            $12.16          19,037   2010
                                                                              10.00              9.05              --   2009
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
----------------------------------------------------------------------------------------------------------------------------
 VP Inflation Protection Fund -- Class II                                    $11.51            $11.90          30,984   2010
                                                                              10.00             11.51          15,994   2009
----------------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------------
 BlackRock Basic Value V.I. Fund -- Class III Shares                         $ 9.33            $10.32          18,392   2010
                                                                              10.00              9.33           1,306   2009
----------------------------------------------------------------------------------------------------------------------------
 BlackRock Global Allocation V.I. Fund -- Class III Shares                   $11.99            $12.94       1,613,008   2010
                                                                              10.00             11.99          49,841   2009
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
----------------------------------------------------------------------------------------------------------------------------
 Columbia Marsico Growth Fund, Variable Series -- Class A                    $ 9.30            $11.12          18,114   2010
                                                                              10.00              9.30              --   2009
----------------------------------------------------------------------------------------------------------------------------
 Columbia Marsico International Opportunities Fund, Variable Series          $ 9.69            $10.84           7,746   2010
   -- Class B                                                                 10.00              9.69           5,209   2009
----------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                                                $10.41            $11.17          13,072   2010
                                                                              10.00             10.41           4,321   2009
----------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------
 Federated Kaufmann Fund II -- Service Shares                                $ 9.76            $11.30           9,246   2010
                                                                              10.00              9.76           4,245   2009
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
----------------------------------------------------------------------------------------------------------------------------
 VIP Mid Cap Portfolio -- Service Class 2                                    $10.09            $12.76          35,403   2010
                                                                              10.00             10.09           1,386   2009
----------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
----------------------------------------------------------------------------------------------------------------------------
 Mutual Shares Securities Fund -- Class 2 Shares                             $ 8.86            $ 9.69          35,147   2010
                                                                              10.00              8.86          12,460   2009
----------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------------
 Money Market Fund                                                           $10.41            $10.24          28,036   2010
                                                                              10.00             10.41          11,292   2009
----------------------------------------------------------------------------------------------------------------------------
 Money Market Fund (DDCA)                                                    $ 9.87            $ 9.70         174,668   2010
                                                                              10.00              9.87          23,351   2009
----------------------------------------------------------------------------------------------------------------------------
 Real Estate Securities Fund -- Class 1 Shares                               $ 8.61            $10.92          19,957   2010
                                                                              10.00              8.61           3,911   2009
----------------------------------------------------------------------------------------------------------------------------
 Total Return Fund -- Class 3 Shares                                         $10.12            $10.89       1,530,946   2010
                                                                              10.00             10.12          70,148   2009
----------------------------------------------------------------------------------------------------------------------------

                                                                                                                  NUMBER OF
                                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------
  Genworth 40/60 Index Allocation Fund -- Service Shares                           $10.06            $10.86        480,863
                                                                                    10.00             10.06          1,289
------------------------------------------------------------------------------------------------------------------------------
  Genworth 60/40 Index Allocation Fund -- Service Shares                           $ 9.95            $10.93        927,948
                                                                                    10.00              9.95             --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                                   $ 9.50            $11.69         74,789
                                                                                    10.00              9.50             --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                                 $ 9.02            $ 9.88          8,862
                                                                                    10.00              9.02             --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                      $ 8.67            $ 9.31         18,842
                                                                                    10.00              8.67         12,907
------------------------------------------------------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares                     $10.00            $10.91          4,336
------------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares           $11.30            $11.68         31,513
                                                                                    10.00             11.30          9,922
------------------------------------------------------------------------------------------------------------------------------
  Genworth Growth Allocation Fund -- Service Shares                                $10.12            $11.38        449,947
                                                                                    10.00             10.12            200
------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares         $ 9.80            $11.94         13,512
                                                                                    10.00              9.80         14,015
------------------------------------------------------------------------------------------------------------------------------
  Genworth Moderate Allocation Fund -- Service Shares                              $10.07            $11.12        447,350
                                                                                    10.00             10.07         20,461
------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                                 $10.37            $11.98         29,583
                                                                                    10.00             10.37         17,675
------------------------------------------------------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares                    $ 8.54            $10.41         14,905
                                                                                    10.00              8.54          4,870
------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                                $12.06            $12.63         37,242
                                                                                    10.00             12.06         12,256
------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                          $ 9.69            $11.03         21,505
                                                                                    10.00              9.69          7,121
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                                $ 8.79            $10.01         42,579
                                                                                    10.00              8.79         18,497
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                      $ 8.75            $10.59         37,049
                                                                                    10.00              8.75          4,268
------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                              $11.33            $12.75         38,769
                                                                                    10.00             11.33          5,045
------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares               $12.43            $13.64          6,785
                                                                                    10.00             12.43          3,504
------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                            $11.81            $12.23         99,706
                                                                                    10.00             11.81         31,492
------------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                            $12.86            $13.68        146,790
                                                                                    10.00             12.86         20,082
------------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
------------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                                   $13.01            $16.31         34,806
                                                                                    10.00             13.01          9,916
------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                  YEAR
---------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------
  Genworth 40/60 Index Allocation Fund -- Service Shares                     2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth 60/40 Index Allocation Fund -- Service Shares                     2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                             2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                           2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares               2010
---------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares     2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth Growth Allocation Fund -- Service Shares                          2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares   2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth Moderate Allocation Fund -- Service Shares                        2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                           2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares              2010
                                                                             2009
---------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                          2010
                                                                             2009
---------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
---------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    2010
                                                                             2009
---------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          2010
                                                                             2009
---------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                2010
                                                                             2009
---------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        2010
                                                                             2009
---------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         2010
                                                                             2009
---------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      2010
                                                                             2009
---------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      2010
                                                                             2009
---------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             2010
                                                                             2009
---------------------------------------------------------------------------------

                WITH MORTALITY AND EXPENSE RISK CHARGE OF 1.70%



                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
 Invesco V.I. Core Equity Fund -- Series I shares                            $11.71            $12.61           1,023   2010
                                                                              10.00             11.71              --   2009
----------------------------------------------------------------------------------------------------------------------------
 Invesco V.I. International Growth Fund -- Series II shares                  $ 8.12            $ 8.98          24,530   2010
                                                                              10.00              8.12          21,241   2009
----------------------------------------------------------------------------------------------------------------------------
 Invesco Van Kampen V.I. Comstock Fund -- Series II shares                   $ 7.68            $ 8.74           2,353   2010
                                                                              10.00              7.68              --   2009
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
 AllianceBernstein International Value Portfolio -- Class B                  $ 6.19            $ 6.35          57,418   2010
                                                                              10.00              6.19          34,057   2009
----------------------------------------------------------------------------------------------------------------------------
 AllianceBernstein Small Cap Growth Portfolio -- Class B                     $11.83            $15.88           2,393   2010
                                                                              10.00             11.83              --   2009
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
----------------------------------------------------------------------------------------------------------------------------
 VP Inflation Protection Fund -- Class II                                    $10.59            $10.94          49,839   2010
                                                                              10.00             10.59          41,143   2009
----------------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------------
 BlackRock Basic Value V.I. Fund -- Class III Shares                         $12.10            $13.38           3,247   2010
                                                                              10.00             12.10             636   2009
----------------------------------------------------------------------------------------------------------------------------
 BlackRock Global Allocation V.I. Fund -- Class III Shares                   $ 9.99            $10.78       4,069,251   2010
                                                                              10.00              9.99         490,487   2009
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
----------------------------------------------------------------------------------------------------------------------------
 Columbia Marsico Growth Fund, Variable Series -- Class A                    $11.55            $13.81           5,872   2010
                                                                              10.00             11.55           1,295   2009
----------------------------------------------------------------------------------------------------------------------------
 Columbia Marsico International Opportunities Fund, Variable Series          $ 7.74            $ 8.66          23,487   2010
   -- Class B                                                                 10.00              7.74          16,511   2009
----------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                                                $10.23            $10.98          24,702   2010
                                                                              10.00             10.23          10,145   2009
----------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------
 Federated Kaufmann Fund II -- Service Shares                                $11.91            $13.79          25,918   2010
                                                                              10.00             11.91          10,419   2009
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
----------------------------------------------------------------------------------------------------------------------------
 VIP Mid Cap Portfolio -- Service Class 2                                    $ 8.44            $10.67           6,458   2010
                                                                              10.00              8.44           1,638   2009
----------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
----------------------------------------------------------------------------------------------------------------------------
 Mutual Shares Securities Fund -- Class 2 Shares                             $ 7.73            $ 8.45          46,363   2010
                                                                              10.00              7.73          37,473   2009
----------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------------
 Money Market Fund                                                           $10.00            $ 9.83          36,141   2010
                                                                              10.00             10.00           2,533   2009
----------------------------------------------------------------------------------------------------------------------------
 Money Market Fund (DDCA)                                                    $ 9.91            $ 9.74         752,803   2010
                                                                              10.00              9.91         251,122   2009
----------------------------------------------------------------------------------------------------------------------------
 Real Estate Securities Fund -- Class 1 Shares                               $13.51            $17.12          11,739   2010
                                                                              10.00             13.51           4,442   2009
----------------------------------------------------------------------------------------------------------------------------
 Total Return Fund -- Class 3 Shares                                         $ 8.59            $ 9.23       3,799,721   2010
                                                                              10.00              8.59         594,939   2009
----------------------------------------------------------------------------------------------------------------------------

                                                                                                                  NUMBER OF
                                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------
  Genworth 40/60 Index Allocation Fund -- Service Shares                           $10.06            $10.86         810,111
                                                                                    10.00             10.06              --
------------------------------------------------------------------------------------------------------------------------------
  Genworth 60/40 Index Allocation Fund -- Service Shares                           $ 9.95            $10.93       1,056,613
                                                                                    10.00              9.95          55,461
------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                                   $12.01            $14.76          17,747
                                                                                    10.00             12.01           2,735
------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                                 $11.91            $13.03          12,512
                                                                                    10.00             11.91           1,238
------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                      $11.66            $12.51          21,909
                                                                                    10.00             11.66          23,816
------------------------------------------------------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares                     $10.00            $10.91          12,441
------------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares           $10.47            $10.82          73,354
                                                                                    10.00             10.47          25,939
------------------------------------------------------------------------------------------------------------------------------
  Genworth Growth Allocation Fund -- Service Shares                                $10.12            $11.37         993,716
                                                                                    10.00             10.12              --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares         $11.68            $14.22          17,544
                                                                                    10.00             11.68          27,426
------------------------------------------------------------------------------------------------------------------------------
  Genworth Moderate Allocation Fund -- Service Shares                              $10.07            $11.11         776,968
                                                                                    10.00             10.07          18,167
------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                                 $12.49            $14.42          62,556
                                                                                    10.00             12.49          34,247
------------------------------------------------------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares                    $12.01            $14.62          17,332
                                                                                    10.00             12.01           8,243
------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                                $ 9.22            $ 9.65          28,064
                                                                                    10.00              9.22          34,602
------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                          $12.10            $13.77          23,239
                                                                                    10.00             12.10          15,116
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                                $11.46            $13.05          69,623
                                                                                    10.00             11.46          33,752
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                      $ 8.06            $ 9.75          47,380
                                                                                    10.00              8.06           7,136
------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                              $12.05            $13.56          24,210
                                                                                    10.00             12.05          14,119
------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares               $11.26            $12.36           5,037
                                                                                    10.00             11.26           9,574
------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                            $11.18            $11.57          90,263
                                                                                    10.00             11.18          78,903
------------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                            $11.94            $12.69         135,315
                                                                                    10.00             11.94          27,879
------------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
------------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                                   $ 9.68            $12.13          26,355
                                                                                    10.00              9.68           6,029
------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                  YEAR
---------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------
  Genworth 40/60 Index Allocation Fund -- Service Shares                     2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth 60/40 Index Allocation Fund -- Service Shares                     2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                             2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                           2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares               2010
---------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares     2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth Growth Allocation Fund -- Service Shares                          2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares   2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth Moderate Allocation Fund -- Service Shares                        2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                           2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares              2010
                                                                             2009
---------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                          2010
                                                                             2009
---------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
---------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    2010
                                                                             2009
---------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          2010
                                                                             2009
---------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                2010
                                                                             2009
---------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        2010
                                                                             2009
---------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         2010
                                                                             2009
---------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      2010
                                                                             2009
---------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      2010
                                                                             2009
---------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             2010
                                                                             2009
---------------------------------------------------------------------------------

                WITH MORTALITY AND EXPENSE RISK CHARGE OF 1.75%




                                                                                     ACCUMULATION      ACCUMULATION
                                                                                    UNIT VALUES AT    UNIT VALUES AT
SUBACCOUNTS                                                                       BEGINNING OF PERIOD END OF PERIOD
---------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
---------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                                      $10.34            $11.13
                                                                                         10.00             10.34
---------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                            $10.67            $11.81
                                                                                         10.00             10.67
---------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                             $ 8.56            $ 9.73
                                                                                         10.00              8.56
---------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                            $ 7.73            $ 7.92
                                                                                         10.00              7.73
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                               $ 9.02            $12.10
                                                                                         10.00              9.02
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
---------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                              $11.47            $11.84
                                                                                         10.00             11.47
---------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                                   $ 9.30            $10.28
                                                                                         10.00              9.30
---------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                             $11.94            $12.88
                                                                                         10.00             11.94
---------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
---------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                              $ 9.27            $11.07
                                                                                         10.00              9.27
---------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B         $ 9.65            $10.79
                                                                                         10.00              9.65
---------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                          $10.37            $11.12
                                                                                         10.00             10.37
---------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
---------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                          $ 9.73            $11.25
                                                                                         10.00              9.73
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
---------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                              $10.06            $12.70
                                                                                         10.00             10.06
---------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                       $ 8.83            $ 9.65
                                                                                         10.00              8.83
---------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                                     $10.37            $10.19
                                                                                         10.00             10.37
---------------------------------------------------------------------------------------------------------------------
  Money Market Fund (DDCA)                                                              $ 9.90            $ 9.73
                                                                                         10.00              9.90
---------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                         $ 8.58            $10.86
                                                                                         10.00              8.58
---------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                                   $10.09            $10.84
                                                                                         10.00             10.09
---------------------------------------------------------------------------------------------------------------------


                                                                                    NUMBER OF
                                                                                  ACCUMULATION
                                                                                    UNITS AT
SUBACCOUNTS                                                                       END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                                        --    2010
                                                                                          --    2009
----------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                           1,102    2010
                                                                                       1,826    2009
----------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                               --    2010
                                                                                          --    2009
----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                          69,423    2010
                                                                                       3,396    2009
----------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                              5,837    2010
                                                                                          --    2009
----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
----------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                             4,128    2010
                                                                                       4,685    2009
----------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
----------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                                  1,564    2010
                                                                                          --    2009
----------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                          272,854    2010
                                                                                      15,769    2009
----------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
----------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                             3,199    2010
                                                                                          --    2009
----------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B       51,416    2010
                                                                                       1,429    2009
----------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
----------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                         4,076    2010
                                                                                       1,277    2009
----------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                        15,009    2010
                                                                                       1,321    2009
----------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
----------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                            17,399    2010
                                                                                      10,950    2009
----------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
----------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                      3,160    2010
                                                                                       3,703    2009
----------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
----------------------------------------------------------------------------------------------------
  Money Market Fund                                                                   26,494    2010
                                                                                          --    2009
----------------------------------------------------------------------------------------------------
  Money Market Fund (DDCA)                                                            44,767    2010
                                                                                          --    2009
----------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                        3,652    2010
                                                                                         769    2009
----------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                                338,947    2010
                                                                                     156,869    2009
----------------------------------------------------------------------------------------------------

                                                                                                                  NUMBER OF
                                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------
  Genworth 40/60 Index Allocation Fund -- Service Shares                           $10.06            $10.85        213,345
                                                                                    10.00             10.06             --
------------------------------------------------------------------------------------------------------------------------------
  Genworth 60/40 Index Allocation Fund -- Service Shares                           $ 9.95            $10.92         99,981
                                                                                    10.00              9.95             --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                                   $ 9.49            $11.66          6,430
                                                                                    10.00              9.49             --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                                 $ 9.01            $ 9.86         18,855
                                                                                    10.00              9.01         12,409
------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                      $ 8.66            $ 9.28         78,825
                                                                                    10.00              8.66          3,758
------------------------------------------------------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares                     $10.00            $10.90         10,320
------------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares           $11.28            $11.65          9,470
                                                                                    10.00             11.28          2,960
------------------------------------------------------------------------------------------------------------------------------
  Genworth Growth Allocation Fund -- Service Shares                                $10.12            $11.37        161,877
                                                                                    10.00             10.12             --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares         $ 9.78            $11.91          2,189
                                                                                    10.00              9.78          4,025
------------------------------------------------------------------------------------------------------------------------------
  Genworth Moderate Allocation Fund -- Service Shares                              $10.07            $11.11         48,188
                                                                                    10.00             10.07             --
------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                                 $10.35            $11.95          7,923
                                                                                    10.00             10.35          5,061
------------------------------------------------------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares                    $ 8.53            $10.38          9,137
                                                                                    10.00              8.53          1,490
------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                                $12.02            $12.58         56,231
                                                                                    10.00             12.02          3,281
------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                          $ 9.66            $10.98          3,669
                                                                                    10.00              9.66          2,058
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                                $ 8.76            $ 9.96          8,962
                                                                                    10.00              8.76          5,278
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                      $ 8.72            $10.54         16,505
                                                                                    10.00              8.72            758
------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                              $11.28            $12.69          8,746
                                                                                    10.00             11.28          5,764
------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares               $12.38            $13.58          1,144
                                                                                    10.00             12.38          1,058
------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                            $11.77            $12.18         11,004
                                                                                    10.00             11.77         10,553
------------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                            $12.82            $13.61         20,652
                                                                                    10.00             12.82          4,329
------------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
------------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                                   $12.96            $16.24            732
                                                                                    10.00             12.96            477
------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                  YEAR
---------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------
  Genworth 40/60 Index Allocation Fund -- Service Shares                     2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth 60/40 Index Allocation Fund -- Service Shares                     2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                             2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                           2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares               2010
---------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares     2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth Growth Allocation Fund -- Service Shares                          2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares   2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth Moderate Allocation Fund -- Service Shares                        2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                           2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares              2010
                                                                             2009
---------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                          2010
                                                                             2009
---------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
---------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    2010
                                                                             2009
---------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          2010
                                                                             2009
---------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                2010
                                                                             2009
---------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        2010
                                                                             2009
---------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         2010
                                                                             2009
---------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      2010
                                                                             2009
---------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      2010
                                                                             2009
---------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             2010
                                                                             2009
---------------------------------------------------------------------------------

                WITH MORTALITY AND EXPENSE RISK CHARGE OF 1.90%




                                                                                     ACCUMULATION      ACCUMULATION
                                                                                    UNIT VALUES AT    UNIT VALUES AT
SUBACCOUNTS                                                                       BEGINNING OF PERIOD END OF PERIOD
---------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
---------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                                      $10.29            $11.06
                                                                                         10.00             10.29
---------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                            $10.62            $11.73
                                                                                         10.00             10.62
---------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                             $ 8.51            $ 9.66
                                                                                         10.00              8.51
---------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                            $ 7.69            $ 7.87
                                                                                         10.00              7.69
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                               $ 8.97            $12.02
                                                                                         10.00              8.97
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
---------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                              $11.41            $11.76
                                                                                         10.00             11.41
---------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                                   $ 9.25            $10.21
                                                                                         10.00              9.25
---------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                             $11.88            $12.79
                                                                                         10.00             11.88
---------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
---------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                              $ 9.22            $10.99
                                                                                         10.00              9.22
---------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B         $ 9.60            $10.71
                                                                                         10.00              9.60
---------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                          $10.31            $11.04
                                                                                         10.00             10.31
---------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
---------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                          $ 9.67            $11.17
                                                                                         10.00              9.67
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
---------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                              $10.00            $12.62
                                                                                         10.00             10.00
---------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                       $ 8.78            $ 9.58
                                                                                         10.00              8.78
---------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                                     $10.31            $10.12
                                                                                         10.00             10.31
---------------------------------------------------------------------------------------------------------------------
  Money Market Fund (DDCA)                                                              $ 9.82            $ 9.64
                                                                                         10.00              9.82
---------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                         $ 8.53            $10.79
                                                                                         10.00              8.53
---------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                                   $10.03            $10.77
                                                                                         10.00             10.03
---------------------------------------------------------------------------------------------------------------------


                                                                                    NUMBER OF
                                                                                  ACCUMULATION
                                                                                    UNITS AT
SUBACCOUNTS                                                                       END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                                      1,139   2010
                                                                                          238   2009
----------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                           29,528   2010
                                                                                        4,621   2009
----------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                             4,707   2010
                                                                                           --   2009
----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                           10,902   2010
                                                                                        6,987   2009
----------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                              30,324   2010
                                                                                          847   2009
----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
----------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                             20,371   2010
                                                                                        8,828   2009
----------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
----------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                                   4,232   2010
                                                                                           --   2009
----------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                         1,220,915   2010
                                                                                      112,801   2009
----------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
----------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                             15,167   2010
                                                                                           --   2009
----------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B        13,125   2010
                                                                                        3,043   2009
----------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
----------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                         36,212   2010
                                                                                        2,519   2009
----------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                          9,312   2010
                                                                                        2,944   2009
----------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
----------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                             51,498   2010
                                                                                        2,197   2009
----------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
----------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                      20,584   2010
                                                                                        7,757   2009
----------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
----------------------------------------------------------------------------------------------------
  Money Market Fund                                                                   135,306   2010
                                                                                           --   2009
----------------------------------------------------------------------------------------------------
  Money Market Fund (DDCA)                                                            197,436   2010
                                                                                       28,599   2009
----------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                        12,306   2010
                                                                                        1,893   2009
----------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                               1,063,040   2010
                                                                                       37,489   2009
----------------------------------------------------------------------------------------------------

                                                                                                                  NUMBER OF
                                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------
  Genworth 40/60 Index Allocation Fund -- Service Shares                           $10.06            $10.83        142,945
                                                                                    10.00             10.06          3,894
------------------------------------------------------------------------------------------------------------------------------
  Genworth 60/40 Index Allocation Fund -- Service Shares                           $ 9.95            $10.90        224,510
                                                                                    10.00              9.95             --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                                   $ 9.47            $11.62          7,839
                                                                                    10.00              9.47          1,192
------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                                 $ 8.99            $ 9.82         13,636
                                                                                    10.00              8.99          2,314
------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                      $ 8.64            $ 9.25          9,594
                                                                                    10.00              8.64         11,145
------------------------------------------------------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares                     $10.00            $10.89         11,282
------------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares           $11.26            $11.61         15,758
                                                                                    10.00             11.26          5,453
------------------------------------------------------------------------------------------------------------------------------
  Genworth Growth Allocation Fund -- Service Shares                                $10.12            $11.35        554,999
                                                                                    10.00             10.12             --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares         $ 9.76            $11.87         12,013
                                                                                    10.00              9.76          8,293
------------------------------------------------------------------------------------------------------------------------------
  Genworth Moderate Allocation Fund -- Service Shares                              $10.07            $11.09        117,485
                                                                                    10.00             10.07          3,984
------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                                 $10.33            $11.91         18,856
                                                                                    10.00             10.33         10,468
------------------------------------------------------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares                    $ 8.51            $10.35          9,286
                                                                                    10.00              8.51          2,972
------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                                $11.96            $12.49         33,305
                                                                                    10.00             11.96         11,011
------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                          $ 9.61            $10.90         13,417
                                                                                    10.00              9.61          4,447
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                                $ 8.71            $ 9.90         23,420
                                                                                    10.00              8.71         10,996
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                      $ 8.67            $10.47         41,348
                                                                                    10.00              8.67          2,074
------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                              $11.22            $12.60         21,544
                                                                                    10.00             11.22          2,313
------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares               $12.32            $13.49            739
                                                                                    10.00             12.32          1,806
------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                            $11.71            $12.09         28,365
                                                                                    10.00             11.71         18,725
------------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                            $12.75            $13.52         63,863
                                                                                    10.00             12.75          9,953
------------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
------------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                                   $12.89            $16.12         37,445
                                                                                    10.00             12.89          2,101
------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                  YEAR
---------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------
  Genworth 40/60 Index Allocation Fund -- Service Shares                     2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth 60/40 Index Allocation Fund -- Service Shares                     2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                             2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                           2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares               2010
---------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares     2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth Growth Allocation Fund -- Service Shares                          2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares   2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth Moderate Allocation Fund -- Service Shares                        2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                           2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares              2010
                                                                             2009
---------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                          2010
                                                                             2009
---------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
---------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    2010
                                                                             2009
---------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          2010
                                                                             2009
---------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                2010
                                                                             2009
---------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        2010
                                                                             2009
---------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         2010
                                                                             2009
---------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      2010
                                                                             2009
---------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      2010
                                                                             2009
---------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             2010
                                                                             2009
---------------------------------------------------------------------------------

                WITH MORTALITY AND EXPENSE RISK CHARGE OF 1.95%




                                                                                     ACCUMULATION      ACCUMULATION
                                                                                    UNIT VALUES AT    UNIT VALUES AT
SUBACCOUNTS                                                                       BEGINNING OF PERIOD END OF PERIOD
---------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
---------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                                      $11.70            $12.56
                                                                                         10.00             11.70
---------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                            $11.92            $13.16
                                                                                         10.00             11.92
---------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                             $12.19            $13.83
                                                                                         10.00             12.19
---------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                            $11.97            $12.24
                                                                                         10.00             11.97
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                               $11.81            $15.82
                                                                                         10.00             11.81
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
---------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                              $10.58            $10.90
                                                                                         10.00             10.58
---------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                                   $12.08            $13.33
                                                                                         10.00             12.08
---------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                             $11.14            $11.99
                                                                                         10.00             11.14
---------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
---------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                              $11.54            $13.75
                                                                                         10.00             11.54
---------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B         $11.29            $12.59
                                                                                         10.00             11.29
---------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                          $11.12            $11.90
                                                                                         10.00             11.12
---------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
---------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                          $11.89            $13.73
                                                                                         10.00             11.89
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
---------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                              $11.72            $14.78
                                                                                         10.00             11.72
---------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                       $11.72            $12.77
                                                                                         10.00             11.72
---------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                                     $ 9.89            $ 9.70
                                                                                         10.00              9.89
---------------------------------------------------------------------------------------------------------------------
  Money Market Fund (DDCA)                                                              $ 9.89            $ 9.70
                                                                                         10.00              9.89
---------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                         $13.49            $17.05
                                                                                         10.00             13.49
---------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                                   $11.15            $11.96
                                                                                         10.00             11.15
---------------------------------------------------------------------------------------------------------------------


                                                                                    NUMBER OF
                                                                                  ACCUMULATION
                                                                                    UNITS AT
SUBACCOUNTS                                                                       END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                                        436   2010
                                                                                          403   2009
----------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                            2,798   2010
                                                                                        3,000   2009
----------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                                --   2010
                                                                                           --   2009
----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                              520   2010
                                                                                          376   2009
----------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                                  --   2010
                                                                                           --   2009
----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
----------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                              1,632   2010
                                                                                        1,351   2009
----------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
----------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                                   5,867   2010
                                                                                        6,011   2009
----------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                           103,636   2010
                                                                                       26,974   2009
----------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
----------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                              5,152   2010
                                                                                        5,656   2009
----------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B           349   2010
                                                                                          306   2009
----------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
----------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                          5,423   2010
                                                                                          302   2009
----------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                            430   2010
                                                                                          168   2009
----------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
----------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                              5,871   2010
                                                                                          408   2009
----------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
----------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                         488   2010
                                                                                          506   2009
----------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
----------------------------------------------------------------------------------------------------
  Money Market Fund                                                                    15,254   2010
                                                                                           --   2009
----------------------------------------------------------------------------------------------------
  Money Market Fund (DDCA)                                                                 --   2010
                                                                                           --   2009
----------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                            92   2010
                                                                                          109   2009
----------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                               1,706,869   2010
                                                                                      194,396   2009
----------------------------------------------------------------------------------------------------

                                                                                                                  NUMBER OF
                                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------
  Genworth 40/60 Index Allocation Fund -- Service Shares                           $10.06            $10.83        51,518
                                                                                    10.00             10.06            --
------------------------------------------------------------------------------------------------------------------------------
  Genworth 60/40 Index Allocation Fund -- Service Shares                           $ 9.95            $10.90        28,111
                                                                                    10.00              9.95            --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                                   $11.99            $14.70         5,747
                                                                                    10.00             11.99            --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                                 $11.89            $12.98            --
                                                                                    10.00             11.89            --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                      $11.64            $12.46           503
                                                                                    10.00             11.64           507
------------------------------------------------------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares                     $10.00            $10.89           210
------------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares           $10.45            $10.78         5,476
                                                                                    10.00             10.45           819
------------------------------------------------------------------------------------------------------------------------------
  Genworth Growth Allocation Fund -- Service Shares                                $10.12            $11.34        74,270
                                                                                    10.00             10.12            --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares         $11.66            $14.16           952
                                                                                    10.00             11.66           636
------------------------------------------------------------------------------------------------------------------------------
  Genworth Moderate Allocation Fund -- Service Shares                              $10.07            $11.08        31,177
                                                                                    10.00             10.07            --
------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                                 $12.47            $14.37         2,120
                                                                                    10.00             12.47         1,216
------------------------------------------------------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares                    $11.99            $14.56           407
                                                                                    10.00             11.99           164
------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                                $11.73            $12.24         1,084
                                                                                    10.00             11.73           636
------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                          $12.09            $13.71         1,098
                                                                                    10.00             12.09           911
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                                $11.44            $12.99         1,633
                                                                                    10.00             11.44         1,229
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                      $11.39            $13.74         1,637
                                                                                    10.00             11.39           548
------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                              $12.03            $13.51           917
                                                                                    10.00             12.03           278
------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares               $10.53            $11.52           893
                                                                                    10.00             10.53         1,128
------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                            $10.56            $10.90        10,719
                                                                                    10.00             10.56         5,562
------------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                            $10.62            $11.25        39,910
                                                                                    10.00             10.62        20,932
------------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
------------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                                   $11.93            $14.91         3,410
                                                                                    10.00             11.93         2,982
------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                  YEAR
---------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------
  Genworth 40/60 Index Allocation Fund -- Service Shares                     2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth 60/40 Index Allocation Fund -- Service Shares                     2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                             2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                           2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares               2010
---------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares     2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth Growth Allocation Fund -- Service Shares                          2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares   2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth Moderate Allocation Fund -- Service Shares                        2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                           2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares              2010
                                                                             2009
---------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                          2010
                                                                             2009
---------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
---------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    2010
                                                                             2009
---------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          2010
                                                                             2009
---------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                2010
                                                                             2009
---------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        2010
                                                                             2009
---------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         2010
                                                                             2009
---------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      2010
                                                                             2009
---------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      2010
                                                                             2009
---------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             2010
                                                                             2009
---------------------------------------------------------------------------------

                WITH MORTALITY AND EXPENSE RISK CHARGE OF 2.15%



                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
 Invesco V.I. Core Equity Fund -- Series I shares                            $ 8.75            $ 9.38             --    2010
                                                                              10.00              8.75             --    2009
----------------------------------------------------------------------------------------------------------------------------
 Invesco V.I. International Growth Fund -- Series II shares                  $ 7.96            $ 8.77             --    2010
                                                                              10.00              7.96             --    2009
----------------------------------------------------------------------------------------------------------------------------
 Invesco Van Kampen V.I. Comstock Fund -- Series II shares                   $ 7.21            $ 8.17             --    2010
                                                                              10.00              7.21             --    2009
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
 AllianceBernstein International Value Portfolio -- Class B                  $ 5.92            $ 6.04             --    2010
                                                                              10.00              5.92             --    2009
----------------------------------------------------------------------------------------------------------------------------
 AllianceBernstein Small Cap Growth Portfolio -- Class B                     $ 8.29            $11.08             --    2010
                                                                              10.00              8.29             --    2009
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
----------------------------------------------------------------------------------------------------------------------------
 VP Inflation Protection Fund -- Class II                                    $10.21            $10.50             --    2010
                                                                              10.00             10.21             --    2009
----------------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------------
 BlackRock Basic Value V.I. Fund -- Class III Shares                         $ 8.14            $ 8.96             --    2010
                                                                              10.00              8.14             --    2009
----------------------------------------------------------------------------------------------------------------------------
 BlackRock Global Allocation V.I. Funds -- Class III Shares                  $10.19            $10.94             --    2010
                                                                              10.00             10.19             --    2009
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
----------------------------------------------------------------------------------------------------------------------------
 Columbia Marsico Growth Fund, Variable Series -- Class A                    $ 7.94            $ 9.45             --    2010
                                                                              10.00              7.94             --    2009
----------------------------------------------------------------------------------------------------------------------------
 Columbia Marsico International Opportunities Fund, Variable Series          $ 7.70            $ 8.57             --    2010
   -- Class B                                                                 10.00              7.70             --    2009
----------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                                                $ 9.86            $10.53             --    2010
                                                                              10.00              9.86             --    2009
----------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------
 Federated Kaufmann Fund II -- Service Shares                                $ 7.88            $ 9.08             --    2010
                                                                              10.00              7.88             --    2009
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
----------------------------------------------------------------------------------------------------------------------------
 VIP Mid Cap Portfolio -- Service Class 2                                    $ 8.55            $10.75             --    2010
                                                                              10.00              8.55             --    2009
----------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
----------------------------------------------------------------------------------------------------------------------------
 Mutual Shares Securities Fund -- Class 2 Shares                             $ 7.28            $ 7.92             --    2010
                                                                              10.00              7.28             --    2009
----------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------------
 Money Market Fund                                                           $ 9.99            $ 9.77             --    2010
                                                                              10.00              9.99             --    2009
----------------------------------------------------------------------------------------------------------------------------
 Real Estate Securities Fund -- Class 1 Shares                               $ 7.49            $ 9.44             --    2010
                                                                              10.00              7.49             --    2009
----------------------------------------------------------------------------------------------------------------------------
 Total Return Fund -- Class 3 Shares                                         $ 8.52            $ 9.12        634,879    2010
                                                                              10.00              8.52         61,832    2009
----------------------------------------------------------------------------------------------------------------------------

                                                                                                                  NUMBER OF
                                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------
  Genworth 40/60 Index Allocation Fund -- Service Shares                           $10.06            $10.80          --
                                                                                    10.00             10.06          --
------------------------------------------------------------------------------------------------------------------------------
  Genworth 60/40 Index Allocation Fund -- Service Shares                           $ 9.95            $10.88          --
                                                                                    10.00              9.95          --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                                   $ 9.44            $11.55          --
                                                                                    10.00              9.44          --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                                 $ 8.96            $ 9.76          --
                                                                                    10.00              8.96          --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                      $ 8.61            $ 9.20          --
                                                                                    10.00              8.61          --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares                     $10.00            $10.87          --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares           $11.22            $11.54          --
                                                                                    10.00             11.22          --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Growth Allocation Fund -- Service Shares                                $10.12            $11.32          --
                                                                                    10.00             10.12          --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares         $ 9.73            $11.80          --
                                                                                    10.00              9.73          --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Moderate Allocation Fund -- Service Shares                              $10.07            $11.06          --
                                                                                    10.00             10.07          --
------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                                 $10.30            $11.84          --
                                                                                    10.00             10.30          --
------------------------------------------------------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares                    $ 8.49            $10.28          --
                                                                                    10.00              8.49          --
------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                                $ 9.80            $10.21          --
                                                                                    10.00              9.80          --
------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                          $ 8.37            $ 9.48          --
                                                                                    10.00              8.37          --
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                                $ 7.96            $ 9.03          --
                                                                                    10.00              7.96          --
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                      $ 7.33            $ 8.83          --
                                                                                    10.00              7.33          --
------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                              $10.17            $11.39          --
                                                                                    10.00             10.17          --
------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares               $11.40            $12.45          --
                                                                                    10.00             11.40          --
------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                            $11.25            $11.59          --
                                                                                    10.00             11.25          --
------------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                            $12.06            $12.76          --
                                                                                    10.00             12.06          --
------------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
------------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                                   $10.23            $12.76          --
                                                                                    10.00             10.23          --
------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                  YEAR
---------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------
  Genworth 40/60 Index Allocation Fund -- Service Shares                     2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth 60/40 Index Allocation Fund -- Service Shares                     2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                             2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                           2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares               2010
---------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares     2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth Growth Allocation Fund -- Service Shares                          2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares   2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth Moderate Allocation Fund -- Service Shares                        2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                           2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares              2010
                                                                             2009
---------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                          2010
                                                                             2009
---------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
---------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    2010
                                                                             2009
---------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          2010
                                                                             2009
---------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                2010
                                                                             2009
---------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        2010
                                                                             2009
---------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         2010
                                                                             2009
---------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      2010
                                                                             2009
---------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      2010
                                                                             2009
---------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             2010
                                                                             2009
---------------------------------------------------------------------------------

                WITH MORTALITY AND EXPENSE RISK CHARGE OF 2.20%



                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
 Invesco V.I. Core Equity Fund -- Series I shares                            $ 8.51            $ 9.11             --    2010
                                                                              10.00              8.51             --    2009
----------------------------------------------------------------------------------------------------------------------------
 Invesco V.I. International Growth Fund -- Series II shares                  $ 7.95            $ 8.76             --    2010
                                                                              10.00              7.95             --    2009
----------------------------------------------------------------------------------------------------------------------------
 Invesco Van Kampen V.I. Comstock Fund -- Series II shares                   $ 7.20            $ 8.15             --    2010
                                                                              10.00              7.20             --    2009
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
 AllianceBernstein International Value Portfolio -- Class B                  $ 5.91            $ 6.03             --    2010
                                                                              10.00              5.91             --    2009
----------------------------------------------------------------------------------------------------------------------------
 AllianceBernstein Small Cap Growth Portfolio -- Class B                     $ 7.74            $10.34             --    2010
                                                                              10.00              7.74             --    2009
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
----------------------------------------------------------------------------------------------------------------------------
 VP Inflation Protection Fund -- Class II                                    $10.94            $11.25             --    2010
                                                                              10.00             10.94             --    2009
----------------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------------
 BlackRock Basic Value V.I. Fund -- Class III Shares                         $ 7.46            $ 8.21             --    2010
                                                                              10.00              7.46             --    2009
----------------------------------------------------------------------------------------------------------------------------
 BlackRock Global Allocation V.I. Fund -- Class III Shares                   $10.17            $10.92             --    2010
                                                                              10.00             10.17             --    2009
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
----------------------------------------------------------------------------------------------------------------------------
 Columbia Marsico Growth Fund, Variable Series -- Class A                    $ 8.18            $ 9.73             --    2010
                                                                              10.00              8.18             --    2009
----------------------------------------------------------------------------------------------------------------------------
 Columbia Marsico International Opportunities Fund, Variable Series          $ 7.69            $ 8.56             --    2010
   -- Class B                                                                 10.00              7.69             --    2009
----------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                                                $ 9.85            $10.51             --    2010
                                                                              10.00              9.85             --    2009
----------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------
 Federated Kaufmann Fund II -- Service Shares                                $ 7.98            $ 9.18             --    2010
                                                                              10.00              7.98             --    2009
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
----------------------------------------------------------------------------------------------------------------------------
 VIP Mid Cap Portfolio -- Service Class 2                                    $ 8.53            $10.73             --    2010
                                                                              10.00              8.53             --    2009
----------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
----------------------------------------------------------------------------------------------------------------------------
 Mutual Shares Securities Fund -- Class 2 Shares                             $ 7.27            $ 7.91             --    2010
                                                                              10.00              7.27             --    2009
----------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------------
 Money Market Fund                                                           $ 9.97            $ 9.75             --    2010
                                                                              10.00              9.97             --    2009
----------------------------------------------------------------------------------------------------------------------------
 Real Estate Securities Fund -- Class 1 Shares                               $ 6.76            $ 8.52             --    2010
                                                                              10.00              6.76             --    2009
----------------------------------------------------------------------------------------------------------------------------
 Total Return Fund -- Class 3 Shares                                         $ 8.51            $ 9.10        256,066    2010
                                                                              10.00              8.51        138,873    2009
----------------------------------------------------------------------------------------------------------------------------

                                                                                                                  NUMBER OF
                                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------
  Genworth 40/60 Index Allocation Fund -- Service Shares                           $10.06            $10.80          --
                                                                                    10.00             10.06          --
------------------------------------------------------------------------------------------------------------------------------
  Genworth 60/40 Index Allocation Fund -- Service Shares                           $ 9.95            $10.87          --
                                                                                    10.00              9.95          --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                                   $ 9.43            $11.54          --
                                                                                    10.00              9.43          --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                                 $ 8.96            $ 9.75          --
                                                                                    10.00              8.96          --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                      $ 8.61            $ 9.19          --
                                                                                    10.00              8.61          --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares                     $10.00            $10.87          --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares           $11.21            $11.53          --
                                                                                    10.00             11.21          --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Growth Allocation Fund -- Service Shares                                $10.12            $11.31          --
                                                                                    10.00             10.12          --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares         $ 9.73            $11.78          --
                                                                                    10.00              9.73          --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Moderate Allocation Fund -- Service Shares                              $10.07            $11.05          --
                                                                                    10.00             10.07          --
------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                                 $10.29            $11.83          --
                                                                                    10.00             10.29          --
------------------------------------------------------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares                    $ 8.48            $10.27          --
                                                                                    10.00              8.48          --
------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                                $ 9.79            $10.19          --
                                                                                    10.00              9.79          --
------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                          $ 7.84            $ 8.87          --
                                                                                    10.00              7.84          --
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                                $ 7.34            $ 8.31          --
                                                                                    10.00              7.34          --
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                      $ 7.32            $ 8.81          --
                                                                                    10.00              7.32          --
------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                              $10.11            $11.32          --
                                                                                    10.00             10.11          --
------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares               $11.38            $12.42          --
                                                                                    10.00             11.38          --
------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                            $11.24            $11.57          --
                                                                                    10.00             11.24          --
------------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                            $12.04            $12.73          --
                                                                                    10.00             12.04          --
------------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
------------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                                   $10.22            $12.74          --
                                                                                    10.00             10.22          --
------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                  YEAR
---------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------
  Genworth 40/60 Index Allocation Fund -- Service Shares                     2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth 60/40 Index Allocation Fund -- Service Shares                     2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                             2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                           2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares               2010
---------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares     2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth Growth Allocation Fund -- Service Shares                          2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares   2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth Moderate Allocation Fund -- Service Shares                        2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                           2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares              2010
                                                                             2009
---------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                          2010
                                                                             2009
---------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
---------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    2010
                                                                             2009
---------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          2010
                                                                             2009
---------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                2010
                                                                             2009
---------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        2010
                                                                             2009
---------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         2010
                                                                             2009
---------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      2010
                                                                             2009
---------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      2010
                                                                             2009
---------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             2010
                                                                             2009
---------------------------------------------------------------------------------

                WITH MORTALITY AND EXPENSE RISK CHARGE OF 2.25%



                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
 Invesco V.I. Core Equity Fund -- Series I shares                            $11.68            $12.50            --     2010
                                                                              10.00             11.68            --     2009
----------------------------------------------------------------------------------------------------------------------------
 Invesco V.I. International Growth Fund -- Series II shares                  $11.90            $13.10            --     2010
                                                                              10.00             11.90            --     2009
----------------------------------------------------------------------------------------------------------------------------
 Invesco Van Kampen V.I. Comstock Fund -- Series II shares                   $12.17            $13.76            --     2010
                                                                              10.00             12.17            --     2009
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
 AllianceBernstein International Value Portfolio -- Class B                  $11.95            $12.18            --     2010
                                                                              10.00             11.95            --     2009
----------------------------------------------------------------------------------------------------------------------------
 AllianceBernstein Small Cap Growth Portfolio -- Class B                     $11.79            $15.74            --     2010
                                                                              10.00             11.79            --     2009
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
----------------------------------------------------------------------------------------------------------------------------
 VP Inflation Protection Fund -- Class II                                    $10.56            $10.85            --     2010
                                                                              10.00             10.56            --     2009
----------------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------------
 BlackRock Basic Value V.I. Fund -- Class III Shares                         $12.06            $13.27            --     2010
                                                                              10.00             12.06            --     2009
----------------------------------------------------------------------------------------------------------------------------
 BlackRock Global Allocation V.I. Fund -- Class III Shares                   $11.12            $11.93            --     2010
                                                                              10.00             11.12            --     2009
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
----------------------------------------------------------------------------------------------------------------------------
 Columbia Marsico Growth Fund, Variable Series -- Class A                    $11.52            $13.68            --     2010
                                                                              10.00             11.52            --     2009
----------------------------------------------------------------------------------------------------------------------------
 Columbia Marsico International Opportunities Fund, Variable Series          $11.27            $12.53            --     2010
   -- Class B                                                                 10.00             11.27            --     2009
----------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                                                $11.10            $11.84            --     2010
                                                                              10.00             11.10            --     2009
----------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------
 Federated Kaufmann Fund II -- Service Shares                                $11.87            $13.67            --     2010
                                                                              10.00             11.87            --     2009
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
----------------------------------------------------------------------------------------------------------------------------
 VIP Mid Cap Portfolio -- Service Class 2                                    $11.70            $14.71            --     2010
                                                                              10.00             11.70            --     2009
----------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
----------------------------------------------------------------------------------------------------------------------------
 Mutual Shares Securities Fund -- Class 2 Shares                             $11.70            $12.71            --     2010
                                                                              10.00             11.70            --     2009
----------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------------
 Money Market Fund                                                           $ 9.87            $ 9.65            --     2010
                                                                              10.00              9.87            --     2009
----------------------------------------------------------------------------------------------------------------------------
 Real Estate Securities Fund -- Class 1 Shares                               $13.46            $16.97            --     2010
                                                                              10.00             13.46            --     2009
----------------------------------------------------------------------------------------------------------------------------
 Total Return Fund -- Class 3 Shares                                         $11.13            $11.90         2,373     2010
                                                                              10.00             11.13         1,499     2009
----------------------------------------------------------------------------------------------------------------------------

                                                                                                                  NUMBER OF
                                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------
  Genworth 40/60 Index Allocation Fund -- Service Shares                           $10.06            $10.79          --
                                                                                    10.00             10.06          --
------------------------------------------------------------------------------------------------------------------------------
  Genworth 60/40 Index Allocation Fund -- Service Shares                           $ 9.95            $10.86          --
                                                                                    10.00              9.95          --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                                   $11.97            $14.63          --
                                                                                    10.00             11.97          --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                                 $11.87            $12.91          --
                                                                                    10.00             11.87          --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                      $11.62            $12.40          --
                                                                                    10.00             11.62          --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares                     $10.00            $10.87          --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares           $10.43            $10.72          --
                                                                                    10.00             10.43          --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Growth Allocation Fund -- Service Shares                                $10.12            $11.31          --
                                                                                    10.00             10.12          --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares         $11.64            $14.10          --
                                                                                    10.00             11.64          --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Moderate Allocation Fund -- Service Shares                              $10.07            $11.05          --
                                                                                    10.00             10.07          --
------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                                 $12.45            $14.30          --
                                                                                    10.00             12.45          --
------------------------------------------------------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares                    $11.97            $14.49          --
                                                                                    10.00             11.97          --
------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                                $11.71            $12.18          --
                                                                                    10.00             11.71          --
------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                          $12.06            $13.65          --
                                                                                    10.00             12.06          --
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                                $11.42            $12.93          --
                                                                                    10.00             11.42          --
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                      $11.37            $13.67          --
                                                                                    10.00             11.37          --
------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                              $12.01            $13.44          --
                                                                                    10.00             12.01          --
------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares               $10.51            $11.47          --
                                                                                    10.00             10.51          --
------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                            $10.54            $10.84          --
                                                                                    10.00             10.54          --
------------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                            $10.60            $11.20          --
                                                                                    10.00             10.60          --
------------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
------------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                                   $11.91            $14.84          --
                                                                                    10.00             11.91          --
------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                  YEAR
---------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------
  Genworth 40/60 Index Allocation Fund -- Service Shares                     2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth 60/40 Index Allocation Fund -- Service Shares                     2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                             2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                           2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares               2010
---------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares     2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth Growth Allocation Fund -- Service Shares                          2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares   2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth Moderate Allocation Fund -- Service Shares                        2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                           2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares              2010
                                                                             2009
---------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                          2010
                                                                             2009
---------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
---------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    2010
                                                                             2009
---------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          2010
                                                                             2009
---------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                2010
                                                                             2009
---------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        2010
                                                                             2009
---------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         2010
                                                                             2009
---------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      2010
                                                                             2009
---------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      2010
                                                                             2009
---------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             2010
                                                                             2009
---------------------------------------------------------------------------------

                WITH MORTALITY AND EXPENSE RISK CHARGE OF 2.40%



                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
 Invesco V.I. Core Equity Fund -- Series I shares                            $ 8.71            $ 9.32             --    2010
                                                                              10.00              8.71             --    2009
----------------------------------------------------------------------------------------------------------------------------
 Invesco V.I. International Growth Fund -- Series II shares                  $ 7.91            $ 8.69             --    2010
                                                                              10.00              7.91             --    2009
----------------------------------------------------------------------------------------------------------------------------
 Invesco Van Kampen V.I. Comstock Fund -- Series II shares                   $ 7.17            $ 8.09             --    2010
                                                                              10.00              7.17             --    2009
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
 AllianceBernstein International Value Portfolio -- Class B                  $ 5.88            $ 5.99             --    2010
                                                                              10.00              5.88             --    2009
----------------------------------------------------------------------------------------------------------------------------
 AllianceBernstein Small Cap Growth Portfolio -- Class B                     $ 8.26            $11.01             --    2010
                                                                              10.00              8.26             --    2009
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
----------------------------------------------------------------------------------------------------------------------------
 VP Inflation Protection Fund -- Class II                                    $10.17            $10.43             --    2010
                                                                              10.00             10.17             --    2009
----------------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------------
 BlackRock Basic Value V.I. Fund -- Class III Shares                         $ 8.10            $ 8.90             --    2010
                                                                              10.00              8.10             --    2009
----------------------------------------------------------------------------------------------------------------------------
 BlackRock Global Allocation V.I. Fund -- Class III Shares                   $10.12            $10.84             --    2010
                                                                              10.00             10.12             --    2009
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
----------------------------------------------------------------------------------------------------------------------------
 Columbia Marsico Growth Fund, Variable Series -- Class A                    $ 7.91            $ 9.38             --    2010
                                                                              10.00              7.91             --    2009
----------------------------------------------------------------------------------------------------------------------------
 Columbia Marsico International Opportunities Fund, Variable Series          $ 7.65            $ 8.49             --    2010
   -- Class B                                                                 10.00              7.65             --    2009
----------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                                                $ 9.79            $10.43             --    2010
                                                                              10.00              9.79             --    2009
----------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------
 Federated Kaufmann Fund II -- Service Shares                                $ 7.85            $ 9.02             --    2010
                                                                              10.00              7.85             --    2009
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
----------------------------------------------------------------------------------------------------------------------------
 VIP Mid Cap Portfolio -- Service Class 2                                    $ 8.49            $10.65             --    2010
                                                                              10.00              8.49             --    2009
----------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
----------------------------------------------------------------------------------------------------------------------------
 Mutual Shares Securities Fund -- Class 2 Shares                             $ 7.23            $ 7.85             --    2010
                                                                              10.00              7.23             --    2009
----------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------------
 Money Market Fund                                                           $ 9.92            $ 9.68             --    2010
                                                                              10.00              9.92             --    2009
----------------------------------------------------------------------------------------------------------------------------
 Real Estate Securities Fund -- Class 1 Shares                               $ 7.45            $ 9.38             --    2010
                                                                              10.00              7.45             --    2009
----------------------------------------------------------------------------------------------------------------------------
 Total Return Fund -- Class 3 Shares                                         $ 8.46            $ 9.03        173,117    2010
                                                                              10.00              8.46         47,726    2009
----------------------------------------------------------------------------------------------------------------------------

                                                                                                                  NUMBER OF
                                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------
  Genworth 40/60 Index Allocation Fund -- Service Shares                           $10.06            $10.78          --
                                                                                    10.00             10.06          --
------------------------------------------------------------------------------------------------------------------------------
  Genworth 60/40 Index Allocation Fund -- Service Shares                           $ 9.95            $10.85          --
                                                                                    10.00              9.95          --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                                   $ 9.41            $11.48          --
                                                                                    10.00              9.41          --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                                 $ 8.93            $ 9.71          --
                                                                                    10.00              8.93          --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                      $ 8.58            $ 9.14          --
                                                                                    10.00              8.58          --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares                     $10.00            $10.86          --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares           $11.18            $11.48          --
                                                                                    10.00             11.18          --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Growth Allocation Fund -- Service Shares                                $10.12            $11.29          --
                                                                                    10.00             10.12          --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares         $ 9.70            $11.73          --
                                                                                    10.00              9.70          --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Moderate Allocation Fund -- Service Shares                              $10.07            $11.03          --
                                                                                    10.00             10.07          --
------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                                 $10.26            $11.77          --
                                                                                    10.00             10.26          --
------------------------------------------------------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares                    $ 8.46            $10.22          --
                                                                                    10.00              8.46          --
------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                                $ 9.74            $10.12          --
                                                                                    10.00              9.74          --
------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                          $ 8.34            $ 9.42          --
                                                                                    10.00              8.34          --
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                                $ 7.93            $ 8.96          --
                                                                                    10.00              7.93          --
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                      $ 7.28            $ 8.75          --
                                                                                    10.00              7.28          --
------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                              $10.12            $11.31          --
                                                                                    10.00             10.12          --
------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares               $11.32            $12.33          --
                                                                                    10.00             11.32          --
------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                            $11.18            $11.49          --
                                                                                    10.00             11.18          --
------------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                            $11.98            $12.64          --
                                                                                    10.00             11.98          --
------------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
------------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                                   $10.16            $12.64          --
                                                                                    10.00             10.16          --
------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                  YEAR
---------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------
  Genworth 40/60 Index Allocation Fund -- Service Shares                     2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth 60/40 Index Allocation Fund -- Service Shares                     2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                             2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                           2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares               2010
---------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares     2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth Growth Allocation Fund -- Service Shares                          2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares   2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth Moderate Allocation Fund -- Service Shares                        2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                           2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares              2010
                                                                             2009
---------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                          2010
                                                                             2009
---------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
---------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    2010
                                                                             2009
---------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          2010
                                                                             2009
---------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                2010
                                                                             2009
---------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        2010
                                                                             2009
---------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         2010
                                                                             2009
---------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      2010
                                                                             2009
---------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      2010
                                                                             2009
---------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             2010
                                                                             2009
---------------------------------------------------------------------------------

                WITH MORTALITY AND EXPENSE RISK CHARGE OF 2.45%



                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
 Invesco V.I. Core Equity Fund -- Series I shares                            $11.66            $12.46          --       2010
                                                                              10.00             11.66          --       2009
----------------------------------------------------------------------------------------------------------------------------
 Invesco V.I. International Growth Fund -- Series II shares                  $11.88            $13.06          --       2010
                                                                              10.00             11.88          --       2009
----------------------------------------------------------------------------------------------------------------------------
 Invesco Van Kampen V.I. Comstock Fund -- Series II shares                   $12.16            $13.72          --       2010
                                                                              10.00             12.16          --       2009
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
 AllianceBernstein International Value Portfolio -- Class B                  $11.94            $12.14          --       2010
                                                                              10.00             11.94          --       2009
----------------------------------------------------------------------------------------------------------------------------
 AllianceBernstein Small Cap Growth Portfolio -- Class B                     $11.78            $15.69          --       2010
                                                                              10.00             11.78          --       2009
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
----------------------------------------------------------------------------------------------------------------------------
 VP Inflation Protection Fund -- Class II                                    $10.55            $10.81          --       2010
                                                                              10.00             10.55          --       2009
----------------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------------
 BlackRock Basic Value V.I. Fund -- Class III Shares                         $12.05            $13.22          --       2010
                                                                              10.00             12.05          --       2009
----------------------------------------------------------------------------------------------------------------------------
 BlackRock Global Allocation V.I. Fund -- Class III Shares                   $11.10            $11.89          --       2010
                                                                              10.00             11.10          --       2009
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
----------------------------------------------------------------------------------------------------------------------------
 Columbia Marsico Growth Fund, Variable Series -- Class A                    $11.50            $13.64          --       2010
                                                                              10.00             11.50          --       2009
----------------------------------------------------------------------------------------------------------------------------
 Columbia Marsico International Opportunities Fund, Variable Series          $11.26            $12.49          --       2010
   -- Class B                                                                 10.00             11.26          --       2009
----------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                                                $11.09            $11.80          --       2010
                                                                              10.00             11.09          --       2009
----------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------
 Federated Kaufmann Fund II -- Service Shares                                $11.86            $13.62          --       2010
                                                                              10.00             11.86          --       2009
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
----------------------------------------------------------------------------------------------------------------------------
 VIP Mid Cap Portfolio -- Service Class 2                                    $11.69            $14.66          --       2010
                                                                              10.00             11.69          --       2009
----------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
----------------------------------------------------------------------------------------------------------------------------
 Mutual Shares Securities Fund -- Class 2 Shares                             $11.68            $12.67          --       2010
                                                                              10.00             11.68          --       2009
----------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------------
 Money Market Fund                                                           $ 9.86            $ 9.62          --       2010
                                                                              10.00              9.86          --       2009
----------------------------------------------------------------------------------------------------------------------------
 Real Estate Securities Fund -- Class 1 Shares                               $13.45            $16.92          --       2010
                                                                              10.00             13.45          --       2009
----------------------------------------------------------------------------------------------------------------------------
 Total Return Fund -- Class 3 Shares                                         $11.12            $11.86          --       2010
                                                                              10.00             11.12          --       2009
----------------------------------------------------------------------------------------------------------------------------

                                                                                                                  NUMBER OF
                                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------
  Genworth 40/60 Index Allocation Fund -- Service Shares                           $10.06            $10.77          --
                                                                                    10.00             10.06          --
------------------------------------------------------------------------------------------------------------------------------
  Genworth 60/40 Index Allocation Fund -- Service Shares                           $ 9.95            $10.84          --
                                                                                    10.00              9.95          --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                                   $11.96            $14.58          --
                                                                                    10.00             11.96          --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                                 $11.85            $12.87          --
                                                                                    10.00             11.85          --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                      $11.61            $12.36          --
                                                                                    10.00             11.61          --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares                     $10.00            $10.85          --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares           $10.42            $10.69          --
                                                                                    10.00             10.42          --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Growth Allocation Fund -- Service Shares                                $10.12            $11.28          --
                                                                                    10.00             10.12          --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares         $11.63            $14.05          --
                                                                                    10.00             11.63          --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Moderate Allocation Fund -- Service Shares                              $10.07            $11.02          --
                                                                                    10.00             10.07          --
------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                                 $12.43            $14.25          --
                                                                                    10.00             12.43          --
------------------------------------------------------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares                    $11.96            $14.45          --
                                                                                    10.00             11.96          --
------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                                $11.69            $12.15          --
                                                                                    10.00             11.69          --
------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                          $12.05            $13.60          --
                                                                                    10.00             12.05          --
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                                $11.41            $12.89          --
                                                                                    10.00             11.41          --
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                      $11.35            $13.63          --
                                                                                    10.00             11.35          --
------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                              $12.00            $13.40          --
                                                                                    10.00             12.00          --
------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares               $10.50            $11.43          --
                                                                                    10.00             10.50          --
------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                            $10.52            $10.81          --
                                                                                    10.00             10.52          --
------------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                            $10.58            $11.16          --
                                                                                    10.00             10.58          --
------------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
------------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                                   $11.89            $14.79          --
                                                                                    10.00             11.89          --
------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                  YEAR
---------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------
  Genworth 40/60 Index Allocation Fund -- Service Shares                     2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth 60/40 Index Allocation Fund -- Service Shares                     2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                             2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                           2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares               2010
---------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares     2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth Growth Allocation Fund -- Service Shares                          2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares   2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth Moderate Allocation Fund -- Service Shares                        2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                           2010
                                                                             2009
---------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares              2010
                                                                             2009
---------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                          2010
                                                                             2009
---------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
---------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    2010
                                                                             2009
---------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          2010
                                                                             2009
---------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                2010
                                                                             2009
---------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        2010
                                                                             2009
---------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         2010
                                                                             2009
---------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      2010
                                                                             2009
---------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      2010
                                                                             2009
---------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             2010
                                                                             2009
---------------------------------------------------------------------------------

TABLE OF CONTENTS

STATEMENT OF ADDITIONAL INFORMATION

THE COMPANY................................................................ B-3

THE SEPARATE ACCOUNT....................................................... B-3

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT......................... B-4

THE CONTRACTS.............................................................. B-4
   Transfer of Annuity Units............................................... B-4
   Net Investment Factor................................................... B-4

TERMINATION OF PARTICIPATION AGREEMENTS.................................... B-4

CALCULATION OF PERFORMANCE DATA............................................ B-5
   Subaccount Investing in GE Investments Funds, Inc. -- Money Market Fund. B-5
   Other Subaccounts....................................................... B-6
   Other Performance Data.................................................. B-7

TAX MATTERS................................................................ B-7
   Taxation of Genworth Life and Annuity Insurance Company................. B-7
   IRS Required Distributions.............................................. B-7

GENERAL PROVISIONS......................................................... B-8
   Using the Contracts as Collateral....................................... B-8
   The Beneficiary......................................................... B-8
   Non-Participating....................................................... B-8
   Misstatement of Age or Gender........................................... B-8
   Incontestability........................................................ B-8
   Statement of Values..................................................... B-8
   Trust as Owner or Beneficiary........................................... B-8
   Written Notice.......................................................... B-9

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS.............. B-9

REGULATION OF GENWORTH LIFE AND ANNUITY INSURANCE COMPANY.................. B-9

EXPERTS.................................................................... B-9

FINANCIAL STATEMENTS....................................................... B-9

 Genworth Life and Annuity Insurance Company 6610 West Broad Street Richmond,
                                Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

Genworth Life and Annuity Insurance Company
Annuity New Business
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate Account Contract Form P1165 4/05 (RetireReady/SM/ One) to:

Name: __________________________________________________________________________

Address: _______________________________________________________________________
                                          Street

________________________________________________________________________________
         City                 State                                    Zip

Signature of Requestor: ________________________________________________________
                                                 Date

                    STATEMENT OF ADDITIONAL INFORMATION FOR
         FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS

                                FORM P1165 4/05

                                  ISSUED BY:
                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2
                            6610 WEST BROAD STREET
                           RICHMOND, VIRGINIA 23230
                       TELEPHONE NUMBER: (800) 352-9910

--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated May 1, 2011, for the flexible purchase payment variable deferred annuity contracts issued by Genworth Life and Annuity Insurance Company through its Genworth Life & Annuity VA Separate Account 2. The terms used in the current prospectus for the flexible purchase payment variable deferred annuity contracts are incorporated into this Statement of Additional Information.


For a free copy of the prospectus:

Call:      (800) 352-9910

Or write:  Genworth Life and Annuity Insurance Company
           6610 West Broad Street
           Richmond, Virginia 23230

Or visit:  www.genworth.com

Or:        contact your financial representative


The date of this Statement of Additional Information is May 1, 2011.

TABLE OF CONTENTS

THE COMPANY.................................................................... B-3

THE SEPARATE ACCOUNT........................................................... B-3

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT............................. B-4

THE CONTRACTS.................................................................. B-4
   Transfer of Annuity Units................................................... B-4
   Net Investment Factor....................................................... B-4

TERMINATION OF PARTICIPATION AGREEMENTS........................................ B-4

CALCULATION OF PERFORMANCE DATA................................................ B-5
   Subaccount Investing in the GE Investments Funds, Inc. -- Money Market Fund. B-5
   Other Subaccounts........................................................... B-6
   Other Performance Data...................................................... B-7

TAX MATTERS.................................................................... B-7
   Taxation of Genworth Life and Annuity Insurance Company..................... B-7
   IRS Required Distributions.................................................. B-7

GENERAL PROVISIONS............................................................. B-8
   Using the Contracts as Collateral........................................... B-8
   The Beneficiary............................................................. B-8
   Non-Participating........................................................... B-8
   Misstatement of Age or Gender............................................... B-8
   Incontestability............................................................ B-8
   Statement of Values......................................................... B-8
   Trust as Owner or Beneficiary............................................... B-8
   Written Notice.............................................................. B-9

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS.................. B-9

REGULATION OF GENWORTH LIFE AND ANNUITY INSURANCE COMPANY...................... B-9

EXPERTS........................................................................ B-9

FINANCIAL STATEMENTS........................................................... B-9

THE COMPANY

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC while remaining an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). Until March 12, 2007, our preferred shares were owned by an affiliate, Brookfield Life Assurance Company Limited. On March 12, 2007, we redeemed the remaining outstanding preferred shares for par value of $110.0 million and paid $2.5 million in dividends on the redeemed preferred shares. On April 30, 2007, the issued shares of preferred stock were retired.

Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.

On January 1, 2007, Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") merged with and into the Company. The Company was the surviving entity. FHL and FCL were both stock life insurance companies operating under charter granted by the Commonwealth of Virginia and both were affiliates of the Company. We received regulatory approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia for these mergers. The accompanying financial information for the Company has been presented as if the mergers had been effective for all periods and were accounted for as a pooling of interests for entities under common control, as the Company, FHL and FCL were all wholly-owned subsidiaries of Genworth.

Upon consummation of the FHL and FCL mergers, the Company transferred its ownership of American Mayflower Life Insurance Company of New York ("AML"), formerly a wholly-owned subsidiary of FCL, to Genworth Life Insurance Company of New York ("GLICNY"), an affiliate, in exchange for a non-majority ownership interest in GLICNY. AML merged into GLICNY, with GLICNY being the surviving entity.


We are one of a number of subsidiaries of Genworth, a leading financial security company dedicated to providing insurance, wealth management, investment management and financial solutions to more than 15 million customers, with a presence in more than 25 countries. We have two operating segments: (1) Protection and (2) Retirement Income.

  . PROTECTION. We offer customers term universal life insurance, and universal life insurance and Medicare supplement insurance. We no longer offer term life insurance products.

  . RETIREMENT INCOME. We offer customers a variety of wealth accumulation and income distribution products. Wealth accumulation and income distribution products principally include fixed and variable deferred and immediate individual annuities and group variable annuities offered through retirement plans. We discontinued offering variable life on and after May 1, 2008. In January 2011, we announced that we were discontinuing new sales of our variable annuity products.

We also have Corporate and Other activities, which include unallocated corporate income and expenses and the results of non-strategic products that are managed outside of our operating segments. Our non-strategic products are primarily institutional products. Institutional products consist of funding agreements, funding agreements backing notes ("FABNs") and guaranteed investment contracts ("GICs").


We do business in all states, except New York, the District of Columbia, and Bermuda.

We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Variable Account and assesses their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at least every five years.

We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.

THE SEPARATE ACCOUNT


In accordance with the board resolution establishing the Separate Account, such Separate Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net purchase payments under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT

If available, the initial interest rate guarantee period for any allocation you make to the Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time.

THE CONTRACTS

Transfer of Annuity Units

At your request, Annuity Units may be transferred three times per calendar year from the Subaccounts in which they are currently held (subject to certain restrictions described in the contract and specific rider options).

The number of Annuity Units to be transferred is (a) times (b) divided by
(c) where:

   (a) is the number of Annuity Units in the current Subaccount desired to be transferred;

   (b) is the Annuity Unit Value for the Subaccount in which the Annuity Units are currently held; and

   (c) is the Annuity Unit Value for the Subaccount to which the transfer is made.

If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the remaining Annuity Units in addition to the amounts requested. We will not transfer Annuity Units into any Subaccounts unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

Net Investment Factor

The net investment factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own net investment factor. The net investment factor of a Subaccount available under a contract for a Valuation Period is (a) divided by (b) MINUS (c) where:

   (a) is the result of:

      (1) the value of the net assets of that Subaccount at the end of the preceding Valuation Period; PLUS

      (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; MINUS

      (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; MINUS

      (4) any amount charged against that Subaccount for taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

   (b) is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

   (c) is the daily factor for the Valuation Period representing the asset charge deducted from the Subaccount adjusted for the number of days in the Valuation Period.

We will value assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

TERMINATION OF PARTICIPATION AGREEMENTS

The participation agreements pursuant to which the Portfolios sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS). This agreement may be terminated by the parties upon six months' advance written notice.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.   This agreement may be
terminated by the parties upon six months' advance written notice.

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC. This agreement may be terminated by the parties upon six months' advance written notice to the other parties, unless a shorter time is agreed upon by the parties.

BLACKROCK VARIABLE SERIES FUNDS, INC. This agreement may be terminated by the parties upon 60 days' advance written notice.

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I. This agreement may be terminated by the parties upon 60 days' advance written notice.

EATON VANCE VARIABLE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

FEDERATED INSURANCE SERIES. This agreement may be terminated by the parties upon six months' advance written notice.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND. These agreements provide for termination upon 90 days' advance notice by either party.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST. This agreement may be terminated by the parties upon 60 days' advance written notice to the other parties, unless a shorter period of time is agreed upon by the parties.

GE INVESTMENTS FUNDS, INC. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

GENWORTH VARIABLE INSURANCE TRUST. This agreement may be terminated at the option of any party upon 90 days' advance written notice.

JANUS ASPEN SERIES. This agreement may be terminated by the parties upon six months' advance written notice.

OPPENHEIMER VARIABLE ACCOUNT FUNDS. This agreement may be terminated by the parties upon six months' advance written notice.

PIMCO VARIABLE INSURANCE TRUST. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed to by the parties.

THE PRUDENTIAL SERIES FUND. This agreement may be terminated by the parties upon 60 days' advance written notice.



CALCULATION OF PERFORMANCE DATA

From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and the FINRA.

The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range from 0% to 3.5% of purchase payments and are generally based on the rules of the state in which you reside.


Subaccount Investing in the GE Investments Funds, Inc. -- Money Market Fund


From time to time, advertisements and sales literature may quote the yield of the Subaccounts investing in the GE Investments Funds, Inc. -- Money Market Fund for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the GE Investments Funds, Inc. --Money Market Fund at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to an initial investment of $10,000; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the mortality and expense risk charge (deducted daily at an effective annual rate of 1.60% (for contracts without a surrender charge schedule), 1.55% (for contracts with the four-year surrender charge schedule) and 1.30% (for contracts with the seven-year surrender charge schedule) of the hypothetical investment in the Separate Account), the administrative expense charge (deducted daily at an effective annual rate of 0.15% of assets in the Separate Account), and the Joint Annuitant charge (deducted daily at an effective annual rate of 0.20% of assets in the Separate Account). We assume for the purposes of the yield calculation that this charge will be waived. Current Yield will be calculated according to the following formula:

Current Yield = ((NCP - ES)/UV) X (365/7)

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value on the first day of the seven-day period.

We may also quote the effective yield of the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCP - ES)/UV))/365/7/ - 1

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value for the first day of the seven-day period.

The yield on amounts held in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The GE Investments Funds, Inc. -- Money Market Fund's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the GE Investments Funds, Inc. -- Money Market Fund, the types and quality of portfolio securities held by that Portfolio, and that Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the GE Investments, Funds, Inc. --Money Market Fund will be lower than the yield for GE Investments Funds, Inc. -- Money Market Fund.

Yield calculations do not take into account the surrender charges imposed under the contract or the charges for any optional riders.

For contracts issued with a seven-year surrender charge schedule:

GE Investments Funds, Inc.--Money Market Fund:


Current Yield: -1.76% as of December 31, 2010
Effective Yield: -1.75% as of December 31, 2010


For contracts issued with a four-year surrender charge schedule:

GE Investments Funds, Inc.-- Money Market Fund:


Current Yield: -2.01% as of December 31, 2010
Effective Yield: -1.99% as of December 31, 2010


For contracts issued with no surrender charge schedule:

GE Investments Funds, Inc.-- Money Market Fund:


Current Yield: -2.07% as of December 31, 2010
Effective Yield: -2.04% as of December 31, 2010


PAST PERFORMANCE IS NOT A GUARANTEE OR PROJECTION OF FUTURE RESULTS.

Other Subaccounts

STANDARDIZED TOTAL RETURN. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that began before the contract was available, performance data will be based on the performance of the underlying Portfolios, adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge and the surrender charge as described below:

   (1) We calculate the unit value for each Valuation Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio expenses, the administrative expense charge, the mortality and expense risk charge and the Joint Annuitant charge).

   (2) The annual contract charge is $40 per year, deducted at the beginning of each contract year after the first. For purposes of calculating average annual total return, we assume that the annual contract charge is equivalent to 0.40% of Contract Value. This charge is waived if the Contract Value is $50,000 or more at the time the charge is due.

   (3) The surrender charge will be determined by assuming a surrender of the contract at the end of the period. Average annual total return will reflect the deduction of a surrender charge as applicable.

   (4) Standardized total return considers the maximum charges for all available optional riders.

   (5) Standardized total return does not reflect the deduction of any premium taxes.

   (6) Standardized total return will then be calculated according to the following formula:

       TR = (ERV/P)/1/N/ - 1

where:

TR   =   the average annual total return for the period.
ERV  =   the ending redeemable value (reflecting deductions as
         described above) of the hypothetical investment at the
         end of the period.
P    =   a hypothetical single investment of $1,000.
N    =   the duration of the period (in years).

The Portfolios have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

Other Performance Data

We may disclose cumulative total return in conjunction with the standardized format described above. The cumulative total return will be calculated using the following formula:

CTR = (ERV/P) - 1

where:

CTR  =   the cumulative total return for the period.
ERV  =   the ending redeemable value (reflecting deductions as
         described above) of the hypothetical investment at the
         end of the period.
P    =   a hypothetical single investment of $1,000.

Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts. If such charges were included, the performance numbers would be lower.

Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

TAX MATTERS

Taxation of Genworth Life and Annuity Insurance Company

We do not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. See the "Tax Matters" provision of the prospectus. Based upon these expectations, no charge is being made currently to the Separate Account for federal income taxes. We will periodically review the question of a charge to the Separate Account for federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS Required Distributions

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

   (a) if any owner dies on or after the Annuity Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

   (b) if any owner dies prior to the Annuity Commencement Date, the entire interest in the contract will be distributed:

      (1) within five years after the date of that owner's death; or

      (2) as income payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary. The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an owner for purposes of these rules.

The Non-Qualified Contracts contain provisions that are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Certain states require same-sex spouses, civil union partners or certain domestic partners treated as same-sex spouses to be considered married under terms of the contract that refer to a "spouse." The contract may be endorsed and filed to comply with state requirements in a manner that avoids a conflict with federal law. In particular an endorsement may provide for spousal continuation of the contract by a same-sex spouse, subject to the Section 72(s) distribution rules. We cannot guarantee, however, that such an endorsement would be sufficient to satisfy federal law. With or without such an endorsement provisions of state law treating same-sex couples as married may, when applied to the contract, cause the contract provisions referring to spouses to conflict with the federal Defense of Marriage Act in violation of Section 72(s).

Other rules apply to Qualified Contracts.

GENERAL PROVISIONS

Using the Contracts as Collateral

A Non-Qualified Contract can be assigned as collateral security for a loan. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Home Office will not be affected. We are not responsible for the validity or tax consequences of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignment. Assigning a contract as collateral may have adverse tax consequences. See the "Tax Matters" provision of the prospectus.

A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

The Beneficiary

You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Home Office. Each change of beneficiary revokes any previous designation.

Non-Participating

The contract is non-participating. It does not share in our profits or surplus. No dividends are payable.

Misstatement of Age or Gender

If any person's age or gender is misstated, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender. If any overpayments have been made, future payments will be adjusted. Any underpayments will be paid in full.

Incontestability

We will not contest the contract.

Statement of Values

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, purchase payments and other financial transactions made by you during the report period.

Trust as Owner or Beneficiary

If a trust is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

Any written notice should be sent to us at our Home Office at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and the Annuitant's full name must be included.

We will send all notices to the owner at the last known address on file with us.

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The contract contains guaranteed annuity purchase rates for certain Optional Payment Plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

REGULATION OF GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Besides federal securities laws and Virginia insurance law, we are subject to the insurance laws and regulations of other states within which we are licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. Presently, we are licensed to do business in the District of Columbia, Bermuda, and all states, except New York.

EXPERTS


The consolidated financial statements of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2010 and 2009, and for each of the years in the three-year period ended December 31, 2010, and the financial statements of the Separate Account as of December 31, 2010 and for the periods indicated, have been included herein and in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. Our report on the consolidated financial statements of Genworth Life and Annuity Insurance Company and subsidiaries dated March 18, 2011 refers to a change in the method of accounting for embedded credit derivatives and variable interest entities in 2010 and for other-than-temporary impairments in 2009.


The business address for KPMG LLP is 1021 East Cary Street, Suite 2000, Richmond, Virginia 23219.

FINANCIAL STATEMENTS

The Statement of Additional Information contains the consolidated financial statements of the Company and its subsidiaries (collectively referred to in this paragraph as the "Company") and financial statements of the Separate Account. You should distinguish the consolidated financial statements of the Company from the financial statements of the Separate Account. Please consider the consolidated financial statements of the Company only as bearing on our ability to meet our obligations under the contracts. You should not consider the consolidated financial statements of the Company as affecting the investment performance of the assets held in the Separate Account.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                             FINANCIAL STATEMENTS

                         YEAR ENDED DECEMBER 31, 2010

     (WITH INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM'S REPORT THEREON)

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               Table of Contents

                         Year ended December 31, 2010

                                                        PAGE
                                                        -----
Independent Registered Public Accounting Firm's Report.   F-1

Statements of Assets and Liabilities...................   F-3

Statements of Operations...............................  F-12

Statements of Changes in Net Assets....................  F-21

Notes to Financial Statements..........................  F-38

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Contract Owners
Genworth Life & Annuity VA Separate Account 2 and
The Board of Directors
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying statements of assets and liabilities of Genworth Life & Annuity VA Separate Account 2 (the Account) (comprising the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Basic Value Fund -- Series II shares, Invesco V.I. Capital Appreciation Fund -- Series I shares, Invesco V.I. Core Equity Fund -- Series I shares, Invesco V.I. International Growth Fund -- Series II shares, Invesco Van Kampen V.I. Comstock Fund -- Series II shares, Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares; AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B, AllianceBernstein Global Thematic Growth Portfolio -- Class B, AllianceBernstein Growth and Income Portfolio -- Class B, AllianceBernstein International Value Portfolio -- Class B, AllianceBernstein Large Cap Growth Portfolio -- Class B, AllianceBernstein Small Cap Growth Portfolio -- Class B; American Century Variable Portfolios II, Inc. -- VP Inflation Protection Fund -- Class II; BlackRock Variable Series Funds, Inc. -- BlackRock Basic Value V.I. Fund -- Class III Shares, BlackRock Global Allocation V.I. Fund -- Class III Shares, BlackRock Large Cap Growth V.I. Fund -- Class III Shares, BlackRock Value Opportunities V.I. Fund -- Class III Shares; Columbia Funds Variable Insurance Trust I -- Columbia Marsico Growth Fund, Variable Series -- Class A, Columbia Marsico International Opportunities Fund, Variable Series -- Class B; Eaton Vance Variable Trust -- VT Floating-Rate Income Fund, VT Worldwide Health Sciences Fund; Evergreen Variable Annuity Trust -- Evergreen VA Omega Fund -- Class 2; Federated Insurance Series -- Federated High Income Bond Fund II -- Service Shares, Federated Kaufmann Fund II -- Service Shares; Fidelity(R) Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2, VIP Contrafund(R) Portfolio -- Service Class 2, VIP Dynamic Capital Appreciation Portfolio -- Service Class 2, VIP Equity-Income Portfolio -- Service Class 2, VIP Growth & Income Portfolio -- Service Class 2, VIP Growth Portfolio -- Service Class 2, VIP Investment Grade Bond Portfolio -- Service Class 2, VIP Mid Cap Portfolio -- Service Class 2, VIP Value Strategies Portfolio -- Service Class 2; Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares, Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares, Mutual Shares Securities Fund -- Class 2 Shares, Templeton Growth Securities Fund -- Class 2 Shares; GE Investments Funds, Inc. -- Core Value Equity Fund -- Class 1 Shares, Income Fund -- Class 1 Shares, Mid -- Cap Equity Fund -- Class 1 Shares, Money Market Fund, Real Estate Securities Fund -- Class 1 Shares, S&P 500(R) Index Fund, Small--Cap Equity Fund -- Class 1 Shares, Total Return Fund -- Class 3 Shares, U.S. Equity Fund -- Class 1 Shares; Genworth Variable Insurance Trust -- Genworth 40/60 Index Allocation Fund -- Service Shares, Genworth 60/40 Index Allocation Fund -- Service Shares, Genworth Calamos Growth Fund -- Service Shares, Genworth Davis NY Venture Fund -- Service Shares, Genworth Eaton Vance Large Cap Value Fund -- Service Shares, Genworth Enhanced International Index Fund -- Service Shares, Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares, Genworth Growth Allocation Fund -- Service Shares, Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares, Genworth Moderate Allocation Fund -- Service Shares, Genworth PIMCO StocksPLUS Fund -- Service Shares, Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares, Genworth Putnam International Capital Opportunities Fund -- Service Shares, Genworth Thornburg International Value Fund -- Service Shares; Janus Aspen Series -- Balanced Portfolio -- Service Shares, Forty Portfolio -- Service Shares; Legg Mason Partners Variable Equity Trust -- Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II, Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II, Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio -- Class I; MFS(R) Variable Insurance Trust -- MFS(R) Investors Trust Series -- Service Class Shares, MFS(R) Total Return Series -- Service Class Shares, MFS(R) Utilities Series -- Service Class Shares; Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA -- Service Shares, Oppenheimer Capital Appreciation Fund/VA -- Service Shares, Oppenheimer Global Securities Fund/VA -- Service Shares, Oppenheimer Main Street Fund/VA -- Service Shares, Oppenheimer Main Street Small Cap Fund/VA -- Service Shares; PIMCO Variable Insurance Trust -- All Asset Portfolio -- Advisor Class Shares, High Yield Portfolio -- Administrative Class Shares, Long-Term U.S. Government Portfolio -- Administrative Class Shares, Low Duration Portfolio -- Administrative Class Shares, Total Return Portfolio -- Administrative Class Shares; The Prudential Series Fund -- Jennison 20/20 Focus Portfolio -- Class II Shares, Jennison Portfolio -- Class II Shares, Natural Resources Portfolio -- Class II Shares; Wells Fargo Variable Trust -- Wells Fargo Advantage VT Omega Growth Fund -- Class 2) as of
December 31, 2010, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Genworth Life & Annuity VA Separate Account 2 as of December 31, 2010, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Richmond, Virginia
April 1, 2011

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                     Statements of Assets and Liabilities

                               December 31, 2010

                                                 AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
                                           ----------------------------------------------------------------------------
                                                                                                            INVESCO VAN
                                           INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.  INVESCO VAN KAMPEN V.I.
                                              BASIC       CAPITAL        CORE     INTERNATIONAL KAMPEN V.I. EQUITY AND
                                              VALUE     APPRECIATION    EQUITY       GROWTH      COMSTOCK     INCOME
                                             FUND --      FUND --      FUND --       FUND --      FUND --     FUND --
                              CONSOLIDATED  SERIES II     SERIES I     SERIES I     SERIES II    SERIES II   SERIES II
                                 TOTAL        SHARES       SHARES       SHARES       SHARES       SHARES      SHARES
                              ------------ ------------ ------------ ------------ ------------- ----------- -----------
ASSETS:
Investments at fair
  value (note 2b)............ $863,189,685    15,919       44,193      637,193      4,405,196     756,976    1,915,522
Dividend receivable..........      247,829        --           --           --             --          --           --
Receivable for units sold....      921,765        --           --           --             --          --           --
                              ------------    ------       ------      -------      ---------     -------    ---------
       Total assets..........  864,359,279    15,919       44,193      637,193      4,405,196     756,976    1,915,522
                              ------------    ------       ------      -------      ---------     -------    ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....       38,347         1            1           26            179          29           96
Payable for units
  withdrawn..................       18,675        --           --            2            748           2            1
                              ------------    ------       ------      -------      ---------     -------    ---------
       Total liabilities.....       57,022         1            1           28            927          31           97
                              ------------    ------       ------      -------      ---------     -------    ---------
Net assets attributable
  to:
   Variable
     annuity contract
     owners in the
     accumulation period.....  841,130,184    15,918       44,192      637,165      4,275,030     756,945    1,890,012
   Variable annuity
     contract owners in
     the
     annuitization period....   23,172,073        --           --           --        129,239          --       25,413
   Genworth Life and
     Annuity (note 4c).......           --        --           --           --             --          --           --
                              ------------    ------       ------      -------      ---------     -------    ---------
       Net assets............ $864,302,257    15,918       44,192      637,165      4,404,269     756,945    1,915,425
                              ============    ======       ======      =======      =========     =======    =========
Investments in
  securities at cost......... $825,887,449    22,913       38,923      597,507      4,002,318     664,273    1,518,795
                              ============    ======       ======      =======      =========     =======    =========
Shares outstanding...........                  2,511        1,897       23,574        155,386      64,865      136,336
                                              ======       ======      =======      =========     =======    =========

                              ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                              -----------------------------------------------------


                              ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                               BALANCED WEALTH   GLOBAL THEMATIC     GROWTH AND
                                  STRATEGY           GROWTH            INCOME
                                PORTFOLIO --      PORTFOLIO --      PORTFOLIO --
                                   CLASS B           CLASS B           CLASS B
                              ----------------- ----------------- -----------------
ASSETS:
Investments at fair
  value (note 2b)............     2,409,567          59,624            42,099
Dividend receivable..........            --              --                --
Receivable for units sold....            --              --                --
                                  ---------          ------            ------
       Total assets..........     2,409,567          59,624            42,099
                                  ---------          ------            ------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....           101               2                 1
Payable for units
  withdrawn..................            --               2                 2
                                  ---------          ------            ------
       Total liabilities.....           101               4                 3
                                  ---------          ------            ------
Net assets attributable
  to:
   Variable
     annuity contract
     owners in the
     accumulation period.....     2,394,315          59,620            42,096
   Variable annuity
     contract owners in
     the
     annuitization period....        15,151              --                --
   Genworth Life and
     Annuity (note 4c).......            --              --                --
                                  ---------          ------            ------
       Net assets............     2,409,466          59,620            42,096
                                  =========          ======            ======
Investments in
  securities at cost.........     2,373,571          45,729            37,978
                                  =========          ======            ======
Shares outstanding...........       211,737           3,140             2,475
                                  =========          ======            ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2010

                                                                                 AMERICAN CENTURY
                          ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.      VARIABLE
                                               (CONTINUED)                      PORTFOLIOS II, INC.
                          ----------------------------------------------------- -------------------


                          ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                            INTERNATIONAL       LARGE CAP         SMALL CAP        VP INFLATION
                                VALUE            GROWTH            GROWTH           PROTECTION
                            PORTFOLIO --      PORTFOLIO --      PORTFOLIO --          FUND --
                               CLASS B           CLASS B           CLASS B           CLASS II
                          ----------------- ----------------- ----------------- -------------------
ASSETS:
Investments at fair
 value (note 2b).........    $6,602,335          163,354          1,146,595          8,285,514
Dividend receivable......            --               --                 --                 --
Receivable for units sold            --               --                 --                685
                             ----------          -------          ---------          ---------
    Total assets.........     6,602,335          163,354          1,146,595          8,286,199
                             ----------          -------          ---------          ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..           276                5                 52                338
Payable for units
 withdrawn...............           618               --                  2                 --
                             ----------          -------          ---------          ---------
    Total liabilities....           894                5                 54                338
                             ----------          -------          ---------          ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in the
   accumulation period...     6,343,068          163,349          1,146,541          7,967,186
 Variable annuity
   contract owners in the
   annuitization period..       258,373               --                 --            318,675
 Genworth Life and
   Annuity (note 4c).....            --               --                 --                 --
                             ----------          -------          ---------          ---------
    Net assets...........    $6,601,441          163,349          1,146,541          8,285,861
                             ==========          =======          =========          =========
Investments in
 securities at cost......    $6,226,858          147,147            959,606          8,072,991
                             ==========          =======          =========          =========
Shares outstanding.......       447,010            6,032             71,932            747,116
                             ==========          =======          =========          =========

                                                                                   COLUMBIA FUNDS VARIABLE
                                  BLACKROCK VARIABLE SERIES FUNDS, INC.               INSURANCE TRUST I
                          ------------------------------------------------------ ---------------------------
                                           BLACKROCK                                             COLUMBIA
                                             GLOBAL     BLACKROCK    BLACKROCK     COLUMBIA      MARSICO
                             BLACKROCK     ALLOCATION   LARGE CAP      VALUE       MARSICO    INTERNATIONAL
                          BASIC VALUE V.I.    V.I.     GROWTH V.I. OPPORTUNITIES GROWTH FUND, OPPORTUNITIES
                              FUND --       FUND --      FUND --   V.I. FUND --    VARIABLE   FUND, VARIABLE
                             CLASS III     CLASS III    CLASS III    CLASS III    SERIES --     SERIES --
                               SHARES        SHARES      SHARES       SHARES       CLASS A       CLASS B
                          ---------------- ----------- ----------- ------------- ------------ --------------
ASSETS:
Investments at fair
 value (note 2b).........     985,954      202,223,648   23,385       135,212     1,418,753     3,938,809
Dividend receivable......          --               --       --            --            --            --
Receivable for units sold          --          473,943       --            --            --            --
                              -------      -----------   ------       -------     ---------     ---------
    Total assets.........     985,954      202,697,591   23,385       135,212     1,418,753     3,938,809
                              -------      -----------   ------       -------     ---------     ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..          40            9,244        1             5            58           165
Payable for units
 withdrawn...............         491               --        1             1           635           190
                              -------      -----------   ------       -------     ---------     ---------
    Total liabilities....         531            9,244        2             6           693           355
                              -------      -----------   ------       -------     ---------     ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in the
   accumulation period...     985,423      193,556,908   23,383       135,206     1,418,060     3,809,777
 Variable annuity
   contract owners in the
   annuitization period..          --        9,131,439       --            --            --       128,677
 Genworth Life and
   Annuity (note 4c).....          --               --       --            --            --            --
                              -------      -----------   ------       -------     ---------     ---------
    Net assets...........     985,423      202,688,347   23,383       135,206     1,418,060     3,938,454
                              =======      ===========   ======       =======     =========     =========
Investments in
 securities at cost......     929,141      192,540,834   27,343        98,121     1,222,255     3,610,258
                              =======      ===========   ======       =======     =========     =========
Shares outstanding.......      82,923       13,956,083    2,163         9,325        69,106       246,484
                              =======      ===========   ======       =======     =========     =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2010


                                                                EVERGREEN
                                                                VARIABLE
                                EATON VANCE VARIABLE TRUST    ANNUITY TRUST   FEDERATED INSURANCE SERIES
                              ------------------------------ --------------- -----------------------------


                                                                             FEDERATED HIGH   FEDERATED
                                               VT WORLDWIDE     EVERGREEN     INCOME BOND      KAUFMANN
                              VT FLOATING-RATE    HEALTH        VA OMEGA       FUND II --     FUND II --
                                INCOME FUND    SCIENCES FUND FUND -- CLASS 2 SERVICE SHARES SERVICE SHARES
                              ---------------- ------------- --------------- -------------- --------------
ASSETS:
Investments at fair
  value (note 2b)............    $2,323,052         --             --           247,360       5,052,615
Dividend receivable..........         8,198         --             --                --              --
Receivable for units sold....            --         --             --                --              --
                                 ----------         --             --           -------       ---------
       Total assets..........     2,331,250         --             --           247,360       5,052,615
                                 ----------         --             --           -------       ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....            93         --             --                 8             210
Payable for units
  withdrawn..................             2         --             --                --             407
                                 ----------         --             --           -------       ---------
       Total liabilities.....            95         --             --                 8             617
                                 ----------         --             --           -------       ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the
     accumulation period.....     2,331,155         --             --           247,352       4,857,699
   Variable annuity
     contract owners in
     the
     annuitization period....            --         --             --                --         194,299
   Genworth Life and
     Annuity (note 4c).......            --         --             --                --              --
                                 ----------         --             --           -------       ---------
       Net assets............    $2,331,155         --             --           247,352       5,051,998
                                 ==========         ==             ==           =======       =========
Investments in
  securities at cost.........    $2,248,734         --             --           233,844       4,274,560
                                 ==========         ==             ==           =======       =========
Shares outstanding...........       245,566         --             --            35,337         343,015
                                 ==========         ==             ==           =======       =========


                                        FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                              -----------------------------------------------------------------
                                                         VIP DYNAMIC      VIP          VIP
                                  VIP           VIP        CAPITAL      EQUITY-      GROWTH &
                                BALANCED   CONTRAFUND(R) APPRECIATION    INCOME       INCOME
                              PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                                SERVICE       SERVICE      SERVICE      SERVICE      SERVICE
                                CLASS 2       CLASS 2      CLASS 2      CLASS 2      CLASS 2
                              ------------ ------------- ------------ ------------ ------------
ASSETS:
Investments at fair
  value (note 2b)............  3,394,665     2,668,374     196,795      178,855       56,992
Dividend receivable..........         --            --          --           --           --
Receivable for units sold....         --            --          --           --           --
                               ---------     ---------     -------      -------       ------
       Total assets..........  3,394,665     2,668,374     196,795      178,855       56,992
                               ---------     ---------     -------      -------       ------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        157            95           9            6            2
Payable for units
  withdrawn..................      1,204           748          --            1            1
                               ---------     ---------     -------      -------       ------
       Total liabilities.....      1,361           843           9            7            3
                               ---------     ---------     -------      -------       ------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the
     accumulation period.....  3,251,138     2,667,531     196,786      178,848       56,989
   Variable annuity
     contract owners in
     the
     annuitization period....    142,166            --          --           --           --
   Genworth Life and
     Annuity (note 4c).......         --            --          --           --           --
                               ---------     ---------     -------      -------       ------
       Net assets............  3,393,304     2,667,531     196,786      178,848       56,989
                               =========     =========     =======      =======       ======
Investments in
  securities at cost.........  3,115,916     2,376,979     164,201      168,460       50,130
                               =========     =========     =======      =======       ======
Shares outstanding...........    222,019       113,596      23,682        9,539        4,585
                               =========     =========     =======      =======       ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2010


                                 FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                                                  (CONTINUED)
                              ---------------------------------------------------
                                               VIP                       VIP
                                  VIP       INVESTMENT      VIP         VALUE
                                 GROWTH     GRADE BOND    MID CAP     STRATEGIES
                              PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                                SERVICE      SERVICE      SERVICE      SERVICE
                                CLASS 2      CLASS 2      CLASS 2      CLASS 2
                              ------------ ------------ ------------ ------------
ASSETS:
Investments at fair
  value (note 2b)............   $82,664      693,772     2,739,084     151,516
Dividend receivable..........        --           --            --          --
Receivable for units sold....        --           28           130          --
                                -------      -------     ---------     -------
       Total assets..........    82,664      693,800     2,739,214     151,516
                                -------      -------     ---------     -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         3           24           122           5
Payable for units
  withdrawn..................        --           --            --           1
                                -------      -------     ---------     -------
       Total liabilities.....         3           24           122           6
                                -------      -------     ---------     -------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    82,661      693,776     2,739,092     151,510
   Variable annuity
     contract owners in
     the
     annuitization period....        --           --            --          --
   Genworth Life and
     Annuity (note 4c).......        --           --            --          --
                                -------      -------     ---------     -------
       Net assets............   $82,661      693,776     2,739,092     151,510
                                =======      =======     =========     =======
Investments in
  securities at cost.........   $88,466      695,602     2,425,812     138,125
                                =======      =======     =========     =======
Shares outstanding...........     2,251       55,061        85,250      15,477
                                =======      =======     =========     =======

                                     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST        GE INVESTMENTS FUNDS, INC.
                              ------------------------------------------------------------------ -------------------------

                                              FRANKLIN TEMPLETON                                 CORE VALUE
                              FRANKLIN INCOME    VIP FOUNDING    MUTUAL SHARES  TEMPLETON GROWTH   EQUITY
                                SECURITIES     FUNDS ALLOCATION    SECURITIES      SECURITIES     FUND --    INCOME FUND --
                                  FUND --          FUND --          FUND --         FUND --       CLASS 1       CLASS 1
                              CLASS 2 SHARES    CLASS 2 SHARES   CLASS 2 SHARES  CLASS 2 SHARES    SHARES        SHARES
                              --------------- ------------------ -------------- ---------------- ----------  --------------
ASSETS:
Investments at fair
  value (note 2b)............   21,664,021        7,238,745        6,968,523        635,378           1         151,186
Dividend receivable..........           --               --               --             --          --              --
Receivable for units sold....           --               --               --             --          --              --
                                ----------        ---------        ---------        -------          --         -------
       Total assets..........   21,664,021        7,238,745        6,968,523        635,378           1         151,186
                                ----------        ---------        ---------        -------          --         -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        1,040              364              277             21          --               6
Payable for units
  withdrawn..................          846              404              307             --           1              --
                                ----------        ---------        ---------        -------          --         -------
       Total liabilities.....        1,886              768              584             21           1               6
                                ----------        ---------        ---------        -------          --         -------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   19,868,991        6,694,786        6,774,749        635,357          --         151,180
   Variable annuity
     contract owners in
     the
     annuitization period....    1,793,144          543,191          193,190             --          --              --
   Genworth Life and
     Annuity (note 4c).......           --               --               --             --          --              --
                                ----------        ---------        ---------        -------          --         -------
       Net assets............   21,662,135        7,237,977        6,967,939        635,357          --         151,180
                                ==========        =========        =========        =======          ==         =======
Investments in
  securities at cost.........   21,760,206        7,352,847        6,346,408        639,503           1         157,599
                                ==========        =========        =========        =======          ==         =======
Shares outstanding...........    1,461,810          938,877          436,898         57,709          --          13,682
                                ==========        =========        =========        =======          ==         =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2010

                                                       GE INVESTMENTS FUNDS, INC. (CONTINUED)
                              ----------------------------------------------------------------------------------------


                                                        REAL ESTATE
                                 MID-CAP                SECURITIES               SMALL-CAP    TOTAL RETURN U.S. EQUITY
                              EQUITY FUND --   MONEY      FUND --   S&P 500(R) EQUITY FUND --   FUND --      FUND --
                                 CLASS 1       MARKET     CLASS 1     INDEX       CLASS 1       CLASS 3      CLASS 1
                                  SHARES        FUND      SHARES       FUND        SHARES        SHARES      SHARES
                              -------------- ---------- ----------- ---------- -------------- ------------ -----------
ASSETS:
Investments at fair
  value (note 2b)............    $93,441     28,049,729  2,691,551  1,040,391     187,224     215,464,107    90,844
Dividend receivable..........         --             --         --         --          --              --        --
Receivable for units sold....         --             --         --         --          --         320,045        --
                                 -------     ----------  ---------  ---------     -------     -----------    ------
       Total assets..........     93,441     28,049,729  2,691,551  1,040,391     187,224     215,784,152    90,844
                                 -------     ----------  ---------  ---------     -------     -----------    ------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....          4          1,218        110         41           6          10,084         3
Payable for units
  withdrawn..................          2          2,617        133         --          15              --        --
                                 -------     ----------  ---------  ---------     -------     -----------    ------
       Total liabilities.....          6          3,835        243         41          21          10,084         3
                                 -------     ----------  ---------  ---------     -------     -----------    ------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................     93,435     27,694,750  2,625,776  1,040,350     187,203     212,088,764    90,841
   Variable annuity
     contract owners in
     the annuitization
     period..................         --        351,144     65,532         --          --       3,685,304        --
   Genworth Life and
     Annuity (note 4c).......         --             --         --         --          --              --        --
                                 -------     ----------  ---------  ---------     -------     -----------    ------
       Net assets............    $93,435     28,045,894  2,691,308  1,040,350     187,203     215,774,068    90,841
                                 =======     ==========  =========  =========     =======     ===========    ======
Investments in
  securities at cost.........    $76,474     28,049,729  2,365,809    862,743     191,865     206,678,591    87,075
                                 =======     ==========  =========  =========     =======     ===========    ======
Shares outstanding...........      5,013     28,049,729    252,018     46,508      15,026      13,154,097     2,846
                                 =======     ==========  =========  =========     =======     ===========    ======

                              GENWORTH VARIABLE INSURANCE TRUST
                              -------------------------------
                               GENWORTH     GENWORTH
                                40/60        60/40    GENWORTH
                                INDEX        INDEX    CALAMOS
                              ALLOCATION   ALLOCATION  GROWTH
                               FUND --      FUND --   FUND --
                               SERVICE      SERVICE   SERVICE
                                SHARES       SHARES    SHARES
                              ----------   ---------- ---------
ASSETS:
Investments at fair
  value (note 2b)............ 38,157,550   42,659,927 3,552,657
Dividend receivable..........     52,593       36,058        --
Receivable for units sold....         --       26,410        --
                              ----------   ---------- ---------
       Total assets.......... 38,210,143   42,722,395 3,552,657
                              ----------   ---------- ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....      1,655        1,871       147
Payable for units
  withdrawn..................        127           --        50
                              ----------   ---------- ---------
       Total liabilities.....      1,782        1,871       197
                              ----------   ---------- ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period.................. 38,208,361   42,720,524 3,488,526
   Variable annuity
     contract owners in
     the annuitization
     period..................         --           --    63,934
   Genworth Life and
     Annuity (note 4c).......         --           --        --
                              ----------   ---------- ---------
       Net assets............ 38,208,361   42,720,524 3,552,460
                              ==========   ========== =========
Investments in
  securities at cost......... 36,974,220   40,664,174 2,964,561
                              ==========   ========== =========
Shares outstanding...........  3,495,241    3,826,689   293,305
                              ==========   ========== =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2010


                                                                  GENWORTH VARIABLE INSURANCE TRUST (CONTINUED)
                              ---------------------------------------------------------------------------------------------
                                         GENWORTH                  GENWORTH                GENWORTH
                                           EATON                    GOLDMAN               LEGG MASON
                               GENWORTH    VANCE     GENWORTH        SACHS      GENWORTH  CLEARBRIDGE  GENWORTH   GENWORTH
                               DAVIS NY  LARGE CAP   ENHANCED      ENHANCED      GROWTH   AGGRESSIVE   MODERATE    PIMCO
                               VENTURE     VALUE   INTERNATIONAL   CORE BOND   ALLOCATION   GROWTH    ALLOCATION STOCKSPLUS
                               FUND --    FUND --  INDEX FUND -- INDEX FUND --  FUND --     FUND --    FUND --    FUND --
                               SERVICE    SERVICE     SERVICE       SERVICE     SERVICE     SERVICE    SERVICE    SERVICE
                                SHARES    SHARES      SHARES        SHARES       SHARES     SHARES      SHARES     SHARES
                              ---------- --------- ------------- ------------- ---------- ----------- ---------- ----------
ASSETS:
Investments at fair
  value (note 2b)............ $1,561,985 5,600,194   1,182,756    14,864,213   42,024,469  4,639,220  37,077,534 16,865,522
Dividend receivable..........         --        --          --            --           --         --          --         --
Receivable for units sold....         --        --          --         1,529       94,494         --       1,814         --
                              ---------- ---------   ---------    ----------   ----------  ---------  ---------- ----------
       Total assets..........  1,561,985 5,600,194   1,182,756    14,865,742   42,118,963  4,639,220  37,079,348 16,865,522
                              ---------- ---------   ---------    ----------   ----------  ---------  ---------- ----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         62       231          45           611        1,874        191       1,564        691
Payable for units
  withdrawn..................          1       676           1            --           --        616          --      1,353
                              ---------- ---------   ---------    ----------   ----------  ---------  ---------- ----------
       Total liabilities.....         63       907          46           611        1,874        807       1,564      2,044
                              ---------- ---------   ---------    ----------   ----------  ---------  ---------- ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  1,561,922 5,404,846   1,182,710    14,229,149   42,117,089  4,444,261  37,077,784 16,087,553
   Variable annuity
     contract owners in
     the annuitization
     period..................         --   194,441          --       635,982           --    194,152          --    775,925
   Genworth Life and
     Annuity (note 4c).......         --        --          --            --           --         --          --         --
                              ---------- ---------   ---------    ----------   ----------  ---------  ---------- ----------
       Net assets............ $1,561,922 5,599,287   1,182,710    14,865,131   42,117,089  4,638,413  37,077,784 16,863,478
                              ========== =========   =========    ==========   ==========  =========  ========== ==========
Investments in
  securities at cost......... $1,412,988 5,319,516   1,106,749    15,601,004   40,598,801  4,644,224  36,027,411 17,103,426
                              ========== =========   =========    ==========   ==========  =========  ========== ==========
Shares outstanding...........    150,103   610,761     112,736     1,382,975    3,716,940    477,247   3,474,249  1,945,969
                              ========== =========   =========    ==========   ==========  =========  ========== ==========

                              -------------------------
                                           GENWORTH
                               GENWORTH     PUTNAM
                              PYRAMIS(R) INTERNATIONAL
                              SMALL/MID     CAPITAL
                               CAP CORE  OPPORTUNITIES
                               FUND --      FUND --
                               SERVICE      SERVICE
                                SHARES      SHARES
                              ---------- -------------
ASSETS:
Investments at fair
  value (note 2b)............ 4,756,922       --
Dividend receivable..........        --       --
Receivable for units sold....        --       --
                              ---------       --
       Total assets.......... 4,756,922       --
                              ---------       --
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....       195       --
Payable for units
  withdrawn..................       602       --
                              ---------       --
       Total liabilities.....       797       --
                              ---------       --
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period.................. 4,561,105       --
   Variable annuity
     contract owners in
     the annuitization
     period..................   195,020       --
   Genworth Life and
     Annuity (note 4c).......        --       --
                              ---------       --
       Net assets............ 4,756,125       --
                              =========       ==
Investments in
  securities at cost......... 4,106,687       --
                              =========       ==
Shares outstanding...........   460,567       --
                              =========       ==

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2010

                                GENWORTH
                                VARIABLE
                                INSURANCE
                                  TRUST                                LEGG MASON PARTNERS VARIABLE EQUITY
                               (CONTINUED)     JANUS ASPEN SERIES                     TRUST
                              ------------- ------------------------- --------------------------------------
                                                                                    LEGG MASON   LEGG MASON
                                GENWORTH                               LEGG MASON  CLEARBRIDGE  CLEARBRIDGE
                                THORNBURG                             CLEARBRIDGE    VARIABLE     VARIABLE
                              INTERNATIONAL                             VARIABLE      EQUITY    FUNDAMENTAL
                                  VALUE       BALANCED      FORTY      AGGRESSIVE     INCOME      ALL CAP
                                 FUND --    PORTFOLIO -- PORTFOLIO --    GROWTH      BUILDER       VALUE
                                 SERVICE      SERVICE      SERVICE    PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                                 SHARES        SHARES       SHARES      CLASS II     CLASS II     CLASS I
                              ------------- ------------ ------------ ------------ ------------ ------------
ASSETS:
Investments at fair
  value (note 2b)............      $--       7,136,234    5,435,004      83,729       10,498       41,297
Dividend receivable..........       --              --           --          --           --           --
Receivable for units sold....       --              --           --          --           --           --
                                   ---       ---------    ---------      ------       ------       ------
       Total assets..........       --       7,136,234    5,435,004      83,729       10,498       41,297
                                   ---       ---------    ---------      ------       ------       ------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....       --             316          234           3            1            1
Payable for units
  withdrawn..................       --           1,475          310          --           --           --
                                   ---       ---------    ---------      ------       ------       ------
       Total liabilities.....       --           1,791          544           3            1            1
                                   ---       ---------    ---------      ------       ------       ------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................       --       6,281,966    5,305,855      83,726           --       41,296
   Variable annuity
     contract owners in
     the annuitization
     period..................       --         852,477      128,605          --       10,497           --
   Genworth Life and
     Annuity (note 4c).......       --              --           --          --           --           --
                                   ---       ---------    ---------      ------       ------       ------
       Net assets............      $--       7,134,443    5,434,460      83,726       10,497       41,296
                                   ===       =========    =========      ======       ======       ======
Investments in
  securities at cost.........      $--       6,871,738    4,980,499      82,598       10,509       47,704
                                   ===       =========    =========      ======       ======       ======
Shares outstanding...........       --         242,564      154,228       5,168        1,046        2,098
                                   ===       =========    =========      ======       ======       ======

                                                                              OPPENHEIMER
                                                                               VARIABLE
                                                                                ACCOUNT
                                      MFS(R) VARIABLE INSURANCE TRUST            FUNDS
                              ----------------------------------------------- -----------



                              MFS(R) INVESTORS MFS(R) TOTAL                   OPPENHEIMER
                                   TRUST          RETURN     MFS(R) UTILITIES  BALANCED
                                 SERIES --       SERIES --      SERIES --     FUND/VA --
                               SERVICE CLASS   SERVICE CLASS  SERVICE CLASS     SERVICE
                                   SHARES         SHARES          SHARES        SHARES
                              ---------------- ------------- ---------------- -----------
ASSETS:
Investments at fair
  value (note 2b)............      5,943         4,478,666       603,901        622,702
Dividend receivable..........         --                --            --             --
Receivable for units sold....         --                --            --             --
                                   -----         ---------       -------        -------
       Total assets..........      5,943         4,478,666       603,901        622,702
                                   -----         ---------       -------        -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         --               180            25             31
Payable for units
  withdrawn..................          1                 3             1          1,509
                                   -----         ---------       -------        -------
       Total liabilities.....          1               183            26          1,540
                                   -----         ---------       -------        -------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................      5,942         4,391,762       603,875        509,568
   Variable annuity
     contract owners in
     the annuitization
     period..................         --            86,721            --        111,594
   Genworth Life and
     Annuity (note 4c).......         --                --            --             --
                                   -----         ---------       -------        -------
       Net assets............      5,942         4,478,483       603,875        621,162
                                   =====         =========       =======        =======
Investments in
  securities at cost.........      6,751         4,293,793       579,459        660,323
                                   =====         =========       =======        =======
Shares outstanding...........        298           242,352        24,204         54,864
                                   =====         =========       =======        =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2010




                           OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                          ------------------------------------------------ ------------
                          OPPENHEIMER  OPPENHEIMER             OPPENHEIMER
                            CAPITAL      GLOBAL    OPPENHEIMER MAIN STREET  ALL ASSET
                          APPRECIATION SECURITIES  MAIN STREET  SMALL CAP  PORTFOLIO --
                           FUND/VA --  FUND/VA --  FUND/VA --  FUND/VA --    ADVISOR
                            SERVICE      SERVICE     SERVICE     SERVICE      CLASS
                             SHARES      SHARES      SHARES      SHARES       SHARES
                          ------------ ----------- ----------- ----------- ------------
ASSETS:
Investments at fair
 value (note 2b).........   $357,573    5,751,935  17,255,554   9,323,123    368,948
Dividend receivable......         --           --          --          --      9,097
Receivable for units sold         --           --          --          --         --
                            --------    ---------  ----------   ---------    -------
    Total assets.........    357,573    5,751,935  17,255,554   9,323,123    378,045
                            --------    ---------  ----------   ---------    -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..         12          231         706         389         13
Payable for units
 withdrawn...............          1          328       1,198         630         --
                            --------    ---------  ----------   ---------    -------
    Total liabilities....         13          559       1,904       1,019         13
                            --------    ---------  ----------   ---------    -------
Net assets attributable
 to:
 Variable annuity
   contract owners in the
   accumulation period...    357,560    5,558,831  16,479,882   8,936,149    378,032
 Variable annuity
   contract owners in the
   annuitization period..         --      192,545     773,768     385,955         --
 Genworth Life and
   Annuity (note 4c).....         --           --          --          --         --
                            --------    ---------  ----------   ---------    -------
    Net assets...........   $357,560    5,751,376  17,253,650   9,322,104    378,032
                            ========    =========  ==========   =========    =======
Investments in
 securities at cost......   $324,688    4,897,296  14,709,954   7,726,075    361,647
                            ========    =========  ==========   =========    =======
Shares outstanding.......      8,942      191,476     833,199     532,750     33,209
                            ========    =========  ==========   =========    =======

                                                                                            THE
                                                                                         PRUDENTIAL
                                                                                           SERIES
                                   PIMCO VARIABLE INSURANCE TRUST                           FUND
                          ---------------------------------------------------------------------------
                                            LONG-TERM
                            HIGH YIELD   U.S. GOVERNMENT  LOW DURATION   TOTAL RETURN  JENNISON 20/20
                           PORTFOLIO --   PORTFOLIO --    PORTFOLIO --   PORTFOLIO --      FOCUS
                          ADMINISTRATIVE ADMINISTRATIVE  ADMINISTRATIVE ADMINISTRATIVE  PORTFOLIO --
                              CLASS           CLASS          CLASS          CLASS         CLASS II
                              SHARES         SHARES          SHARES         SHARES         SHARES
                          -------------- --------------- -------------- -------------- --------------
ASSETS:
Investments at fair
 value (note 2b).........   5,713,902       1,095,436      22,628,043     26,683,754      359,846
Dividend receivable......      36,441           3,173          41,125         61,144           --
Receivable for units sold          --              --           1,069          1,618           --
                            ---------       ---------      ----------     ----------      -------
    Total assets.........   5,750,343       1,098,609      22,670,237     26,746,516      359,846
                            ---------       ---------      ----------     ----------      -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..         240              37             933          1,107           13
Payable for units
 withdrawn...............          51               3              --             --           --
                            ---------       ---------      ----------     ----------      -------
    Total liabilities....         291              40             933          1,107           13
                            ---------       ---------      ----------     ----------      -------
Net assets attributable
 to:
 Variable annuity
   contract owners in the
   accumulation period...   5,557,765       1,098,569      21,904,339     26,107,141      359,833
 Variable annuity
   contract owners in the
   annuitization period..     192,287              --         764,965        638,268           --
 Genworth Life and
   Annuity (note 4c).....          --              --              --             --           --
                            ---------       ---------      ----------     ----------      -------
    Net assets...........   5,750,052       1,098,569      22,669,304     26,745,409      359,833
                            =========       =========      ==========     ==========      =======
Investments in
 securities at cost......   5,421,918       1,129,174      22,329,299     26,831,059      343,488
                            =========       =========      ==========     ==========      =======
Shares outstanding.......     737,278          99,676       2,167,437      2,408,281       23,504
                            =========       =========      ==========     ==========      =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2010


                                THE PRUDENTIAL SERIES    WELLS FARGO
                                  FUND (CONTINUED)      VARIABLE TRUST
                              ------------------------- --------------
                                             NATURAL     WELLS FARGO
                                JENNISON    RESOURCES    ADVANTAGE VT
                              PORTFOLIO -- PORTFOLIO --  OMEGA GROWTH
                                CLASS II     CLASS II      FUND --
                                 SHARES       SHARES       CLASS 2
                              ------------ ------------ --------------
ASSETS:
Investments at fair
  value (note 2b)............   $43,172     4,963,120       13,623
Dividend receivable..........        --            --           --
Receivable for units sold....        --            --           --
                                -------     ---------       ------
       Total assets..........    43,172     4,963,120       13,623
                                -------     ---------       ------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         1           209           --
Payable for units
  withdrawn..................        --           354            1
                                -------     ---------       ------
       Total liabilities.....         1           563            1
                                -------     ---------       ------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    43,171     4,962,557       13,622
   Variable annuity
     contract owners in
     the annuitization
     period..................        --            --           --
   Genworth Life and
     Annuity (note 4c).......        --            --           --
                                -------     ---------       ------
       Net assets............   $43,171     4,962,557       13,622
                                =======     =========       ======
Investments in
  securities at cost.........   $38,630     4,019,923       10,923
                                =======     =========       ======
Shares outstanding...........     1,884       105,643          568
                                =======     =========       ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                           Statements of Operations

                                             AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
                                       ----------------------------------------------------------------------------
                                                                                                        INVESCO VAN
                                       INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.  INVESCO VAN KAMPEN V.I.
                                          BASIC       CAPITAL        CORE     INTERNATIONAL KAMPEN V.I. EQUITY AND
                                          VALUE     APPRECIATION    EQUITY       GROWTH      COMSTOCK     INCOME
                                         FUND --      FUND --      FUND --       FUND --      FUND --     FUND --
                          CONSOLIDATED  SERIES II     SERIES I     SERIES I     SERIES II    SERIES II   SERIES II
                             TOTAL        SHARES       SHARES       SHARES       SHARES       SHARES      SHARES
                          ------------ ------------ ------------ ------------ ------------- ----------- -----------
                                                                                   YEAR ENDED DECEMBER 31, 2010
                          -----------------------------------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends............. $16,010,716         53         300         2,947        75,848         552       34,040
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....   8,848,297        183         440         4,366        57,973       7,213       32,267
                          -----------     ------       -----        ------       -------      ------      -------
Net investment income
  (expense)..............   7,162,419       (130)       (140)       (1,419)       17,875      (6,661)       1,773
                          -----------     ------       -----        ------       -------      ------      -------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................   4,916,990     (1,598)          5           555           568       6,503       36,020
  Change in unrealized
   appreciation
   (depreciation)........  41,107,060      2,823       5,270        37,604       396,421      79,239      138,972
  Capital gain
   distributions.........   5,076,822         --          --            --            --          --           --
                          -----------     ------       -----        ------       -------      ------      -------
Net realized and
  unrealized gain (loss)
  on investments.........  51,100,872      1,225       5,275        38,159       396,989      85,742      174,992
                          -----------     ------       -----        ------       -------      ------      -------
Increase (decrease) in
  net assets from
  operations............. $58,263,291      1,095       5,135        36,740       414,864      79,081      176,765
                          ===========     ======       =====        ======       =======      ======      =======

                          ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                          ----------------------------------------------------


                          ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                           BALANCED WEALTH   GLOBAL THEMATIC     GROWTH AND
                              STRATEGY           GROWTH            INCOME
                            PORTFOLIO --      PORTFOLIO --      PORTFOLIO --
                               CLASS B           CLASS B           CLASS B
                          ----------------- ----------------- -----------------

                          -----------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............       55,295              773                 --
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....       34,259              682                825
                               -------           ------            -------
Net investment income
  (expense)..............       21,036               91               (825)
                               -------           ------            -------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................       (2,450)           1,579            (12,406)
  Change in unrealized
   appreciation
   (depreciation)........      169,548            9,512             19,062
  Capital gain
   distributions.........           --               --                 --
                               -------           ------            -------
Net realized and
  unrealized gain (loss)
  on investments.........      167,098           11,091              6,656
                               -------           ------            -------
Increase (decrease) in
  net assets from
  operations.............      188,134           11,182              5,831
                               =======           ======            =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2


                          ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                                               (CONTINUED)
                          ----------------------------------------------------


                          ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                            INTERNATIONAL       LARGE CAP         SMALL CAP
                                VALUE            GROWTH            GROWTH
                            PORTFOLIO --      PORTFOLIO --      PORTFOLIO --
                               CLASS B           CLASS B           CLASS B
                          ----------------- ----------------- -----------------

                          -----------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............     $ 152,449             405                 --
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....        70,979           1,754              6,274
                              ---------          ------            -------
Net investment income
  (expense)..............        81,470          (1,349)            (6,274)
                              ---------          ------            -------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................      (355,341)            583              8,086
  Change in unrealized
   appreciation
   (depreciation)........       696,456          14,095            182,475
  Capital gain
   distributions.........            --              --                 --
                              ---------          ------            -------
Net realized and
  unrealized gain (loss)
  on investments.........       341,115          14,678            190,561
                              ---------          ------            -------
Increase (decrease) in
  net assets from
  operations.............     $ 422,585          13,329            184,287
                              =========          ======            =======

                           AMERICAN CENTURY
                               VARIABLE                                                             COLUMBIA FUNDS VARIABLE
                          PORTFOLIOS II, INC.        BLACKROCK VARIABLE SERIES FUNDS, INC.             INSURANCE TRUST I
                          ------------------- --------------------------------------------------  --------------------------
                                                                                                                  COLUMBIA
                                                            BLACKROCK    BLACKROCK    BLACKROCK     COLUMBIA      MARSICO
                                               BLACKROCK      GLOBAL     LARGE CAP      VALUE       MARSICO    INTERNATIONAL
                             VP INFLATION     BASIC VALUE   ALLOCATION  GROWTH V.I. OPPORTUNITIES GROWTH FUND, OPPORTUNITIES
                              PROTECTION      V.I. FUND -- V.I. FUND --   FUND --   V.I. FUND --    VARIABLE   FUND, VARIABLE
                                FUND --        CLASS III    CLASS III    CLASS III    CLASS III    SERIES --     SERIES --
                               CLASS II          SHARES       SHARES      SHARES       SHARES       CLASS A       CLASS B
                          ------------------- ------------ ------------ ----------- ------------- ------------ --------------
                                   YEAR ENDED DECEMBER 31, 2010
                          ---------------------------------------------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............       126,217          12,462      2,127,096        95          584         1,186         21,111
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....       115,808           8,834      1,956,027       288        1,592        13,780         43,642
                                -------          ------     ----------     -----       ------       -------       --------
Net investment income
  (expense)..............        10,409           3,628        171,069      (193)      (1,008)      (12,594)       (22,531)
                                -------          ------     ----------     -----       ------       -------       --------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................       243,434          (3,474)     1,211,595       (84)       7,682        26,599       (112,651)
  Change in unrealized
   appreciation
   (depreciation)........       (20,561)         89,048      9,850,931     3,068       26,760       200,399        503,790
  Capital gain
   distributions.........            --              --      1,155,363        --           --            --             --
                                -------          ------     ----------     -----       ------       -------       --------
Net realized and
  unrealized gain (loss)
  on investments.........       222,873          85,574     12,217,889     2,984       34,442       226,998        391,139
                                -------          ------     ----------     -----       ------       -------       --------
Increase (decrease) in
  net assets from
  operations.............       233,282          89,202     12,388,958     2,791       33,434       214,404        368,608
                                =======          ======     ==========     =====       ======       =======       ========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                                        EVERGREEN
                                  EATON VANCE           VARIABLE
                                VARIABLE TRUST        ANNUITY TRUST  FEDERATED INSURANCE SERIES
                          --------------------------  ------------- ----------------------------


                                                        EVERGREEN   FEDERATED HIGH   FEDERATED
                               VT       VT WORLDWIDE    VA OMEGA     INCOME BOND      KAUFMANN
                          FLOATING-RATE    HEALTH        FUND --      FUND II --     FUND II --
                           INCOME FUND  SCIENCES FUND    CLASS 2    SERVICE SHARES SERVICE SHARES
                          ------------- ------------- ------------- -------------- --------------
                                         PERIOD FROM
                           YEAR ENDED   JANUARY 1 TO   PERIOD FROM
                          DECEMBER 31,  SEPTEMBER 17, JANUARY 1 TO
                              2010          2010      JULY 16, 2010
                          ------------- ------------- ------------- -----------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............   $120,439           --           47          13,896             --
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....     43,566          535           60           2,374         58,981
                            --------       ------         ----          ------        -------
Net investment income
  (expense)..............     76,873         (535)         (13)         11,522        (58,981)
                            --------       ------         ----          ------        -------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................    128,005       (2,777)        (259)            (98)       197,390
  Change in unrealized
   appreciation
   (depreciation)........    (26,205)       4,573         (209)         12,007        567,402
  Capital gain
   distributions.........         --        2,344           --              --             --
                            --------       ------         ----          ------        -------
Net realized and
  unrealized gain (loss)
  on investments.........    101,800        4,140         (468)         11,909        764,792
                            --------       ------         ----          ------        -------
Increase (decrease) in
  net assets from
  operations.............   $178,673        3,605         (481)         23,431        705,811
                            ========       ======         ====          ======        =======


                                    FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                          ----------------------------------------------------------------
                                                     VIP DYNAMIC      VIP          VIP
                              VIP           VIP        CAPITAL      EQUITY-      GROWTH &
                            BALANCED   CONTRAFUND(R) APPRECIATION    INCOME       INCOME
                          PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                            SERVICE       SERVICE      SERVICE      SERVICE      SERVICE
                            CLASS 2       CLASS 2      CLASS 2      CLASS 2      CLASS 2
                          ------------ ------------- ------------ ------------ ------------



                              YEAR ENDED DECEMBER 31, 2010
                          -----------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............    64,194        25,751          399        2,725         253
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....    44,350        29,202        2,996        2,340         708
                            -------       -------       ------       ------       -----
Net investment income
  (expense)..............    19,844        (3,451)      (2,597)         385        (455)
                            -------       -------       ------       ------       -----
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................    30,839        12,882        3,052       (2,699)        198
  Change in unrealized
   appreciation
   (depreciation)........   372,967       356,097       28,432       23,681       6,274
  Capital gain
   distributions.........        --            --           --           --          --
                            -------       -------       ------       ------       -----
Net realized and
  unrealized gain (loss)
  on investments.........   403,806       368,979       31,484       20,982       6,472
                            -------       -------       ------       ------       -----
Increase (decrease) in
  net assets from
  operations.............   423,650       365,528       28,887       21,367       6,017
                            =======       =======       ======       ======       =====

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                             FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                                              (CONTINUED)
                          --------------------------------------------------
                                           VIP                       VIP
                              VIP       INVESTMENT      VIP         VALUE
                             GROWTH     GRADE BOND    MID CAP     STRATEGIES
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                            SERVICE      SERVICE      SERVICE      SERVICE
                            CLASS 2      CLASS 2      CLASS 2      CLASS 2
                          ------------ ------------ ------------ ------------

                          ---------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............   $   272       30,204        7,117          402
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....       869       11,998       20,895        1,809
                            -------       ------      -------       ------
Net investment income
  (expense)..............      (597)      18,206      (13,778)      (1,407)
                            -------       ------      -------       ------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................      (274)      16,534       51,499        6,296
  Change in unrealized
   appreciation
   (depreciation)........    16,135       17,434      333,984       30,627
  Capital gain
   distributions.........        --           --           --           --
                            -------       ------      -------       ------
Net realized and
  unrealized gain (loss)
  on investments.........    15,861       33,968      385,483       36,923
                            -------       ------      -------       ------
Increase (decrease) in
  net assets from
  operations.............   $15,264       52,174      371,705       35,516
                            =======       ======      =======       ======

                                  FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST         GE INVESTMENTS FUNDS, INC.
                          -------------------------------------------------------------------  ------------------------

                                          FRANKLIN TEMPLETON                                   CORE VALUE
                          FRANKLIN INCOME    VIP FOUNDING    MUTUAL SHARES                       EQUITY
                            SECURITIES     FUNDS ALLOCATION    SECURITIES    TEMPLETON GROWTH   FUND --    INCOME FUND --
                              FUND --          FUND --          FUND --     SECURITIES FUND --  CLASS 1       CLASS 1
                          CLASS 2 SHARES    CLASS 2 SHARES   CLASS 2 SHARES   CLASS 2 SHARES     SHARES        SHARES
                          --------------- ------------------ -------------- ------------------ ----------  --------------
                                  YEAR ENDED DECEMBER 31, 2010
                          ----------------------------------------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............    1,409,332         147,986           96,055            8,378            --         4,887
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....      371,118         130,001           93,174            6,941            95         2,203
                             ---------         -------          -------          -------          ----         -----
Net investment income
  (expense)..............    1,038,214          17,985            2,881            1,437           (95)        2,684
                             ---------         -------          -------          -------          ----         -----
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................      128,014          86,652          231,077          (13,881)         (331)         (648)
  Change in unrealized
   appreciation
   (depreciation)........      991,775         465,402          304,733           58,377           320         7,022
  Capital gain
   distributions.........           --             554               --               --            --            --
                             ---------         -------          -------          -------          ----         -----
Net realized and
  unrealized gain (loss)
  on investments.........    1,119,789         552,608          535,810           44,496           (11)        6,374
                             ---------         -------          -------          -------          ----         -----
Increase (decrease) in
  net assets from
  operations.............    2,158,003         570,593          538,691           45,933          (106)        9,058
                             =========         =======          =======          =======          ====         =====

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                                GE INVESTMENTS FUNDS, INC. (CONTINUED)
                             ---------------------------------------------------------------------------


                             MID-CAP            REAL ESTATE            SMALL-CAP
                             EQUITY             SECURITIES              EQUITY   TOTAL RETURN U.S. EQUITY
                             FUND --   MONEY      FUND --               FUND --    FUND --      FUND --
                             CLASS 1   MARKET     CLASS 1   S&P 500(R)  CLASS 1    CLASS 3      CLASS 1
                             SHARES     FUND      SHARES    INDEX FUND  SHARES      SHARES      SHARES
                             -------  --------  ----------- ---------- --------- ------------ -----------
                                                                    YEAR ENDED DECEMBER 31, 2010
                             ----------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends.............. $   303        --     40,702     17,880       292     2,440,750       875
   Mortality and expense
     risk and
     administrative charges
     (note 4a)..............   1,395   311,377     23,879     14,050     1,946     2,279,213       818
                             -------  --------    -------    -------    ------    ----------    ------
Net investment income
  (expense).................  (1,092) (311,377)    16,823      3,830    (1,654)      161,537        57
                             -------  --------    -------    -------    ------    ----------    ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss).................   2,859        --     78,073     13,336      (457)      499,989    (1,305)
   Change in unrealized
     appreciation
     (depreciation).........  17,638        --    273,979    108,545    43,113    12,824,766     3,671
   Capital gain
     distributions..........      --        --         --         --        --            --        --
                             -------  --------    -------    -------    ------    ----------    ------
Net realized and
  unrealized gain (loss)
  on investments............  20,497        --    352,052    121,881    42,656    13,324,755     2,366
                             -------  --------    -------    -------    ------    ----------    ------
Increase (decrease) in
  net assets from
  operations................ $19,405  (311,377)   368,875    125,711    41,002    13,486,292     2,423
                             =======  ========    =======    =======    ======    ==========    ======

                             GENWORTH VARIABLE INSURANCE TRUST
                             --------------------------------
                              GENWORTH    GENWORTH
                               40/60       60/40     GENWORTH
                               INDEX       INDEX     CALAMOS
                             ALLOCATION  ALLOCATION   GROWTH
                              FUND --     FUND --    FUND --
                              SERVICE     SERVICE    SERVICE
                               SHARES      SHARES     SHARES
                             ----------  ----------  --------

                             ---------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends..............   403,784     448,791    14,298
   Mortality and expense
     risk and
     administrative charges
     (note 4a)..............   235,904     246,958    43,305
                             ---------   ---------   -------
Net investment income
  (expense).................   167,880     201,833   (29,007)
                             ---------   ---------   -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss).................   171,145     188,169   116,879
   Change in unrealized
     appreciation
     (depreciation)......... 1,183,667   1,998,795   581,587
   Capital gain
     distributions..........        33         140     3,219
                             ---------   ---------   -------
Net realized and
  unrealized gain (loss)
  on investments............ 1,354,845   2,187,104   701,685
                             ---------   ---------   -------
Increase (decrease) in
  net assets from
  operations................ 1,522,725   2,388,937   672,678
                             =========   =========   =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                                                      GENWORTH VARIABLE INSURANCE TRUST (CONTINUED)
                          --------------------------------------------------------------------------------------------------
                                    GENWORTH                       GENWORTH                 GENWORTH
                                      EATON                         GOLDMAN                LEGG MASON
                          GENWORTH    VANCE                          SACHS       GENWORTH  CLEARBRIDGE  GENWORTH   GENWORTH
                          DAVIS NY  LARGE CAP     GENWORTH         ENHANCED       GROWTH   AGGRESSIVE   MODERATE    PIMCO
                          VENTURE     VALUE       ENHANCED      CORE BOND INDEX ALLOCATION   GROWTH    ALLOCATION STOCKSPLUS
                          FUND --    FUND --    INTERNATIONAL       FUND --      FUND --     FUND --    FUND --    FUND --
                          SERVICE    SERVICE    INDEX FUND --       SERVICE      SERVICE     SERVICE    SERVICE    SERVICE
                           SHARES    SHARES    SERVICE SHARES       SHARES        SHARES     SHARES      SHARES     SHARES
                          --------  --------- ----------------- --------------- ---------- ----------- ---------- ----------
                                                 PERIOD FROM
                              YEAR ENDED         APRIL 30 TO
                           DECEMBER 31, 2010  DECEMBER 31, 2010                      YEAR ENDED DECEMBER 31, 2010
                          ------------------  ----------------- ------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends............. $    598    43,117        46,030          818,764     1,414,162    103,907   1,430,416  1,295,420
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....   16,170    70,554        22,913          197,877       232,619     67,455     224,201    219,229
                          --------   -------      --------         --------     ---------   --------   ---------  ---------
Net investment income
  (expense)..............  (15,572)  (27,437)       23,117          620,887     1,181,543     36,452   1,206,215  1,076,191
                          --------   -------      --------         --------     ---------   --------   ---------  ---------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................   44,989   133,559      (271,950)         160,612       192,964    635,898     151,977    221,330
  Change in unrealized
   appreciation
   (depreciation)........  139,263   (26,548)       76,007         (573,443)    1,425,836   (724,750)  1,059,954    108,963
  Capital gain
   distributions.........       --   225,004            --          192,236            --    877,176       1,320  1,069,222
                          --------   -------      --------         --------     ---------   --------   ---------  ---------
Net realized and
  unrealized gain (loss)
  on investments.........  184,252   332,015      (195,943)        (220,595)    1,618,800    788,324   1,213,251  1,399,515
                          --------   -------      --------         --------     ---------   --------   ---------  ---------
Increase (decrease) in
  net assets from
  operations............. $168,680   304,578      (172,826)         400,292     2,800,343    824,776   2,419,466  2,475,706
                          ========   =======      ========         ========     =========   ========   =========  =========

                          -----------------------------------

                           GENWORTH
                          PYRAMIS(R)
                          SMALL/MID
                           CAP CORE      GENWORTH PUTNAM
                           FUND --    INTERNATIONAL CAPITAL
                           SERVICE    OPPORTUNITIES FUND --
                            SHARES        SERVICE SHARES
                          ---------- ------------------------

                                     PERIOD FROM JANUARY 1 TO
                                          APRIL 30, 2010
                          -----------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............  116,867            149,718
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....   58,787              9,179
                           -------           --------
Net investment income
  (expense)..............   58,080            140,539
                           -------           --------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................  275,520           (705,166)
  Change in unrealized
   appreciation
   (depreciation)........  463,941            (10,282)
  Capital gain
   distributions.........  157,803            609,434
                           -------           --------
Net realized and
  unrealized gain (loss)
  on investments.........  897,264           (106,014)
                           -------           --------
Increase (decrease) in
  net assets from
  operations.............  955,344             34,525
                           =======           ========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                          GENWORTH VARIABLE
                           INSURANCE TRUST
                             (CONTINUED)       JANUS ASPEN SERIES
                          ----------------- ------------------------

                              GENWORTH
                              THORNBURG
                            INTERNATIONAL
                                VALUE         BALANCED      FORTY
                               FUND --      PORTFOLIO -- PORTFOLIO --
                               SERVICE        SERVICE      SERVICE
                               SHARES          SHARES       SHARES
                          ----------------- ------------ ------------
                             PERIOD FROM
                            JANUARY 1 TO
                           APRIL 30, 2010
                          ----------------- -------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     $ 155,233       171,722       11,295
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...        14,816       108,010       75,250
                              ---------       -------      -------
Net investment income
  (expense)..............       140,417        63,712      (63,955)
                              ---------       -------      -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      (590,376)       54,189       47,877
   Change in unrealized
     appreciation
     (depreciation)......      (184,741)      317,409      122,315
   Capital gain
     distributions.......       737,240            --           --
                              ---------       -------      -------
Net realized and
  unrealized gain (loss)
  on investments.........       (37,877)      371,598      170,192
                              ---------       -------      -------
Increase (decrease) in
  net assets from
  operations.............     $ 102,540       435,310      106,237
                              =========       =======      =======

                                                                                                  OPPENHEIMER
                                   LEGG MASON PARTNERS                                             VARIABLE
                                  VARIABLE EQUITY TRUST          MFS(R) VARIABLE INSURANCE TRUST ACCOUNT FUNDS
                          -------------------------------------  ----------------------------    -------------
                                        LEGG MASON   LEGG MASON
                           LEGG MASON  CLEARBRIDGE  CLEARBRIDGE   MFS(R)      MFS(R)
                          CLEARBRIDGE    VARIABLE     VARIABLE   INVESTORS     TOTAL    MFS(R)
                            VARIABLE      EQUITY    FUNDAMENTAL    TRUST      RETURN   UTILITIES  OPPENHEIMER
                           AGGRESSIVE     INCOME      ALL CAP    SERIES --   SERIES -- SERIES --   BALANCED
                             GROWTH      BUILDER       VALUE      SERVICE     SERVICE   SERVICE   FUND/VA --
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO --   CLASS       CLASS     CLASS      SERVICE
                            CLASS II     CLASS II     CLASS I     SHARES      SHARES    SHARES      SHARES
                          ------------ ------------ ------------ ---------   --------- --------- -------------


                                         YEAR ENDED DECEMBER 31, 2010
                          ----------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........        --        378           647         53        97,316   10,843       6,380
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...       587        183           423         62        58,690    4,683      10,608
                             ------        ---         -----        ---       -------   ------      ------
Net investment income
  (expense)..............      (587)       195           224         (9)       38,626    6,160      (4,228)
                             ------        ---         -----        ---       -------   ------      ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       (86)       721          (325)       (17)        2,048   (1,627)     (5,267)
   Change in unrealized
     appreciation
     (depreciation)......    12,021         12         5,617        556       276,335   40,636      69,208
   Capital gain
     distributions.......        --         --            --         --            --       --          --
                             ------        ---         -----        ---       -------   ------      ------
Net realized and
  unrealized gain (loss)
  on investments.........    11,935        733         5,292        539       278,383   39,009      63,941
                             ------        ---         -----        ---       -------   ------      ------
Increase (decrease) in
  net assets from
  operations.............    11,348        928         5,516        530       317,009   45,169      59,713
                             ======        ===         =====        ===       =======   ======      ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2




                           OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                          -----------------------------------------------
                          OPPENHEIMER  OPPENHEIMER             OPPENHEIMER
                            CAPITAL      GLOBAL    OPPENHEIMER MAIN STREET
                          APPRECIATION SECURITIES  MAIN STREET  SMALL CAP
                           FUND/VA --  FUND/VA --  FUND/VA --  FUND/VA --
                            SERVICE      SERVICE     SERVICE     SERVICE
                             SHARES      SHARES      SHARES      SHARES
                          ------------ ----------- ----------- -----------

                          ------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $    --       55,004      132,118       6,902
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     3,985       70,872      221,181      73,062
                            -------      -------    ---------   ---------
Net investment income
  (expense)..............    (3,985)     (15,868)     (89,063)    (66,160)
                            -------      -------    ---------   ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     3,143      237,276      537,992     269,021
   Change in unrealized
     appreciation
     (depreciation)......    29,574      515,769    1,960,462   1,547,158
   Capital gain
     distributions.......        --           --           --          --
                            -------      -------    ---------   ---------
Net realized and
  unrealized gain (loss)
  on investments.........    32,717      753,045    2,498,454   1,816,179
                            -------      -------    ---------   ---------
Increase (decrease) in
  net assets from
  operations.............   $28,732      737,177    2,409,391   1,750,019
                            =======      =======    =========   =========

                                                                                                       THE
                                                                                                    PRUDENTIAL
                                                                                                      SERIES
                                               PIMCO VARIABLE INSURANCE TRUST                          FUND
                          -----------------------------------------------------------------------  ------------
                                                                                                     JENNISON
                           ALL ASSET                  LONG-TERM U.S.                                  20/20
                          PORTFOLIO --   HIGH YIELD     GOVERNMENT    LOW DURATION   TOTAL RETURN     FOCUS
                            ADVISOR     PORTFOLIO --   PORTFOLIO --   PORTFOLIO --   PORTFOLIO --  PORTFOLIO --
                             CLASS     ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE   CLASS II
                             SHARES     CLASS SHARES   CLASS SHARES   CLASS SHARES   CLASS SHARES     SHARES
                          ------------ -------------- -------------- -------------- -------------- ------------
                               YEAR ENDED DECEMBER 31, 2010
                          -------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    23,721       316,919         68,549        397,213       1,223,284           --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     4,466        67,130         17,625        302,247         301,236        4,622
                             ------       -------        -------        -------       ---------       ------
Net investment income
  (expense)..............    19,255       249,789         50,924         94,966         922,048       (4,622)
                             ------       -------        -------        -------       ---------       ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     5,706       189,293        (84,329)       127,900         248,006       (2,887)
   Change in unrealized
     appreciation
     (depreciation)......    13,932        83,984        150,377        478,412        (149,542)      25,436
   Capital gain
     distributions.......        --            --             --             --          45,734           --
                             ------       -------        -------        -------       ---------       ------
Net realized and
  unrealized gain (loss)
  on investments.........    19,638       273,277         66,048        606,312         144,198       22,549
                             ------       -------        -------        -------       ---------       ------
Increase (decrease) in
  net assets from
  operations.............    38,893       523,066        116,972        701,278       1,066,246       17,927
                             ======       =======        =======        =======       =========       ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                          THE PRUDENTIAL SERIES FUND   WELLS FARGO VARIABLE TRUST
                          ---------------------------  --------------------------
                                           NATURAL            WELLS FARGO
                            JENNISON      RESOURCES           ADVANTAGE VT
                          PORTFOLIO --   PORTFOLIO --         OMEGA GROWTH
                            CLASS II       CLASS II             FUND --
                             SHARES         SHARES              CLASS 2
                          ------------   ------------  --------------------------
                                                              PERIOD FROM
                                                               JULY 16 TO
                          YEAR ENDED DECEMBER 31, 2010     DECEMBER 31, 2010
                          ---------------------------  --------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............    $    6          2,709                  --
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....       436         48,824                  69
                             ------        -------               -----
Net investment income
  (expense)..............      (430)       (46,115)                (69)
                             ------        -------               -----
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................         1         43,258                 376
  Change in unrealized
   appreciation
   (depreciation)........     4,542        834,446               2,700
  Capital gain
   distributions.........        --             --                  --
                             ------        -------               -----
Net realized and
  unrealized gain (loss)
  on investments.........     4,543        877,704               3,076
                             ------        -------               -----
Increase (decrease) in
  net assets from
  operations.............    $4,113        831,589               3,007
                             ======        =======               =====

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                      Statements of Changes in Net Assets







                                 CONSOLIDATED TOTAL
                             -------------------------

                             --------------------------
                                 2010          2009
                             ------------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  7,162,419    4,023,205
 Net realized gain
   (loss) on investments....    4,916,990   (3,637,934)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   41,107,060   41,681,663
 Capital gain
   distribution.............    5,076,822    1,292,045
                             ------------  -----------
    Increase (decrease)
     in net assets from
     operations.............   58,263,291   43,358,979
                             ------------  -----------
From capital
 transactions (note 4):
 Net premiums...............  495,303,551  124,797,195
 Death benefits.............   (6,865,557)  (4,003,386)
 Surrenders.................  (15,832,811)  (7,438,676)
 Administrative expenses....   (3,672,119)    (976,075)
 Capital contribution
   (withdrawal).............      (25,703)      25,703
 Transfers between
   subaccounts
   (including fixed
   account), net............     (909,162)    (970,308)
                             ------------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  467,998,199  111,434,453
                             ------------  -----------
Increase (decrease) in
 net assets.................  526,261,490  154,793,432
Net assets at beginning
 of year....................  338,040,767  183,247,335
                             ------------  -----------
Net assets at end of year... $864,302,257  338,040,767
                             ============  ===========
Change in units (note 5):
 Units purchased............
 Units redeemed.............

 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........

                                 AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
                             --------------------------------------------------------------------------
                                                 INVESCO V.I.
                                                    CAPITAL                            INVESCO V.I.
                             INVESCO V.I. BASIC  APPRECIATION   INVESCO V.I. CORE     INTERNATIONAL
                              VALUE FUND --         FUND --      EQUITY FUND --       GROWTH FUND --
                             SERIES II SHARES   SERIES I SHARES  SERIES I SHARES     SERIES II SHARES
                             -----------------  --------------- ----------------  ---------------------
                                         YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------
                              2010      2009         2010         2010     2009      2010        2009
                              ------   ------   --------------- -------  -------  ----------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (130)       21         (140)      (1,419)     222      17,875      5,356
 Net realized gain
   (loss) on investments.... (1,598)     (214)           5          555   (7,494)        568     12,443
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  2,823     5,975        5,270       37,604   32,755     396,421    667,067
 Capital gain
   distribution.............     --        --           --           --       --          --         --
                              ------   ------       ------      -------  -------  ----------  ---------
    Increase (decrease)
     in net assets from
     operations.............  1,095     5,782        5,135       36,740   25,483     414,864    684,866
                              ------   ------       ------      -------  -------  ----------  ---------
From capital
 transactions (note 4):
 Net premiums...............     --        --       39,057      176,582    6,766   1,383,748  1,758,442
 Death benefits.............     --        --           --           --       --          --     (1,013)
 Surrenders.................     --        --           --       (2,926)  (5,691)    (72,122)   (75,347)
 Administrative expenses....    (65)      (32)          --       (1,644)    (717)    (26,127)   (11,970)
 Capital contribution
   (withdrawal).............     --        --           --           --       --          --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............ (3,436)    1,625           --      308,170   (7,785) (1,255,344)  (197,150)
                              ------   ------       ------      -------  -------  ----------  ---------
    Increase (decrease)
     in net assets from
     capital transactions... (3,501)    1,593       39,057      480,182   (7,427)     30,155  1,472,962
                              ------   ------       ------      -------  -------  ----------  ---------
Increase (decrease) in
 net assets................. (2,406)    7,375       44,192      516,922   18,056     445,019  2,157,828
Net assets at beginning
 of year.................... 18,324    10,949           --      120,243  102,187   3,959,250  1,801,422
                              ------   ------       ------      -------  -------  ----------  ---------
Net assets at end of year... 15,918    18,324       44,192      637,165  120,243   4,404,269  3,959,250
                              ======   ======       ======      =======  =======  ==========  =========
Change in units (note 5):
 Units purchased............     --       303        4,749       45,264    8,072     513,444    916,187
 Units redeemed.............   (414)       (7)          --       (3,286)  (8,957)   (517,966)  (773,060)
                              ------   ------       ------      -------  -------  ----------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (414)      296        4,749       41,978     (885)     (4,522)   143,127
                              ======   ======       ======      =======  =======  ==========  =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               AIM VARIABLE INSURANCE FUNDS (INVESCO
                               VARIABLE INSURANCE FUNDS) (CONTINUED)      ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                             -----------------------------------------  --------------------------------------------------------
                                                                          ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                                 INVESCO VAN       INVESCO VAN KAMPEN      BALANCED WEALTH     GLOBAL THEMATIC     GROWTH AND
                                 KAMPEN V.I.         V.I. EQUITY AND          STRATEGY             GROWTH            INCOME
                               COMSTOCK FUND --      INCOME FUND --         PORTFOLIO --        PORTFOLIO --      PORTFOLIO --
                               SERIES II SHARES     SERIES II SHARES           CLASS B             CLASS B           CLASS B
                             -------------------  --------------------  --------------------  ----------------  ----------------
                                                                   YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------------------------------
                                2010      2009       2010       2009       2010       2009     2010     2009      2010     2009
                             ---------  --------  ---------  ---------  ---------  ---------  ------  --------  -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (6,661)    5,697      1,773     18,312     21,036    (11,371)     91      (811)    (825)     851
 Net realized gain
   (loss) on investments....     6,503     2,583     36,020     31,395     (2,450)   (67,478)  1,579    26,211  (12,406)   1,161
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    79,239    47,264    138,972    285,122    169,548    393,517   9,512     4,708   19,062    3,545
 Capital gain
   distribution.............        --        --         --         --         --         --      --        --       --       --
                             ---------  --------  ---------  ---------  ---------  ---------  ------  --------  -------  -------
    Increase (decrease)
     in net assets from
     operations.............    79,081    55,544    176,765    334,829    188,134    314,668  11,182    30,108    5,831    5,557
                             ---------  --------  ---------  ---------  ---------  ---------  ------  --------  -------  -------
From capital
 transactions (note 4):
 Net premiums...............   367,583   165,028         --    102,850    155,228    453,583   1,000   157,955   27,657   84,000
 Death benefits.............        --        --         --         --         --         --      --        --       --       --
 Surrenders.................    (7,526)   (9,830)   (94,251)   (48,624)   (39,243)   (52,838)   (482)       --       --       --
 Administrative expenses....    (3,383)   (1,077)   (13,917)    (9,884)   (13,702)    (7,348)   (425)     (132)    (375)    (124)
 Capital contribution
   (withdrawal).............        --        --         --         --         --         --      --        --       --       --
 Transfers between
   subaccounts
   (including fixed
   account), net............     5,188   (17,823)   186,766  1,164,817     69,569     64,204  10,164  (153,940) (47,476) (55,001)
                             ---------  --------  ---------  ---------  ---------  ---------  ------  --------  -------  -------
    Increase (decrease)
     in net assets from
     capital transactions...   361,862   136,298     78,598  1,209,159    171,852    457,601  10,257     3,883  (20,194)  28,875
                             ---------  --------  ---------  ---------  ---------  ---------  ------  --------  -------  -------
Increase (decrease) in
 net assets.................   440,943   191,842    255,363  1,543,988    359,986    772,269  21,439    33,991  (14,363)  34,432
Net assets at beginning
 of year....................   316,002   124,160  1,660,062    116,074  2,049,480  1,277,211  38,181     4,190   56,459   22,027
                             ---------  --------  ---------  ---------  ---------  ---------  ------  --------  -------  -------
Net assets at end of year... $ 756,945   316,002  1,915,425  1,660,062  2,409,466  2,049,480  59,620    38,181   42,096   56,459
                             =========  ========  =========  =========  =========  =========  ======  ========  =======  =======
Change in units (note 5):
 Units purchased............   171,285   294,008     60,112    240,036     56,796    218,595   2,092    30,022    6,097   25,042
 Units redeemed.............  (135,235) (275,788)   (50,908)   (68,981)   (37,297)  (162,459)   (898)  (27,015)  (8,304) (21,447)
                             ---------  --------  ---------  ---------  ---------  ---------  ------  --------  -------  -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    36,050    18,220      9,204    171,055     19,499     56,136   1,194     3,007   (2,207)   3,595
                             =========  ========  =========  =========  =========  =========  ======  ========  =======  =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                                                                                  AMERICAN CENTURY
                                                                                               VARIABLE PORTFOLIOS II,
                             ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CONTINUED)          INC.
                             -------------------------------------------------------------     ----------------------
                                ALLIANCEBERNSTEIN        ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN
                                  INTERNATIONAL              LARGE CAP          SMALL CAP
                                      VALUE                   GROWTH             GROWTH             VP INFLATION
                                   PORTFOLIO --            PORTFOLIO --       PORTFOLIO --       PROTECTION FUND --
                                     CLASS B                  CLASS B            CLASS B              CLASS II
                             -----------------------     ----------------  ------------------  ----------------------
                                                                     YEAR ENDED DECEMBER 31,
                             -----------------------------------------------------------------------------------------
                                 2010           2009       2010     2009      2010      2009      2010        2009
                             -----------     ----------  -------  -------  ---------  -------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $    81,470         (3,807)  (1,349)  (1,533)    (6,274)    (370)     10,409      19,293
 Net realized gain
   (loss) on investments....    (355,341)      (391,642)     583     (316)     8,086    7,508     243,434     303,617
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............     696,456      1,306,047   14,095   43,625    182,475    4,506     (20,561)    122,186
 Capital gain
   distribution.............          --             --       --       --         --       --          --          --
                             -----------     ----------  -------  -------  ---------  -------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............     422,585        910,598   13,329   41,776    184,287   11,644     233,282     445,096
                             -----------     ----------  -------  -------  ---------  -------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     884,769      1,925,067       --       --    489,968   63,057   1,675,013   4,268,133
 Death benefits.............          --         (1,329)      --       --         --       --          --      (2,656)
 Surrenders.................    (106,845)      (118,073)  (8,426)      --     (2,969)     (68)   (175,837)   (177,159)
 Administrative expenses....     (31,052)       (15,072)    (499)    (487)    (1,508)    (159)    (56,542)    (32,264)
 Capital contribution
   (withdrawal).............          --             --       --       --         --       --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............     418,261       (230,637)       1        1    402,215     (877) (3,027,633)  1,022,859
                             -----------     ----------  -------  -------  ---------  -------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...   1,165,133      1,559,956   (8,924)    (486)   887,706   61,953  (1,584,999)  5,078,913
                             -----------     ----------  -------  -------  ---------  -------  ----------  ----------
Increase (decrease) in
 net assets.................   1,587,718      2,470,554    4,405   41,290  1,071,993   73,597  (1,351,717)  5,524,009
Net assets at beginning
 of year....................   5,013,723      2,543,169  158,944  117,654     74,548      951   9,637,578   4,113,569
                             -----------     ----------  -------  -------  ---------  -------  ----------  ----------
Net assets at end of year... $ 6,601,441      5,013,723  163,349  158,944  1,146,541   74,548   8,285,861   9,637,578
                             ===========     ==========  =======  =======  =========  =======  ==========  ==========
Change in units (note 5):
 Units purchased............   1,248,248      1,970,319       --       --    106,159   17,900     941,621   1,524,700
 Units redeemed.............  (1,064,671)    (1,780,556)    (862)     (52)   (26,241) (10,049) (1,089,503) (1,065,826)
                             -----------     ----------  -------  -------  ---------  -------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     183,577        189,763     (862)     (52)    79,918    7,851    (147,882)    458,874
                             ===========     ==========  =======  =======  =========  =======  ==========  ==========

                                 BLACKROCK
                                 VARIABLE
                             SERIES FUNDS, INC.
                             ----------------

                                 BLACKROCK
                                BASIC VALUE
                               V.I. FUND --
                             CLASS III SHARES
                             ----------------

                             --------------
                               2010      2009
                             -------   -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   3,628     2,208
 Net realized gain
   (loss) on investments....  (3,474)  (29,708)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  89,048    77,013
 Capital gain
   distribution.............      --        --
                             -------   -------
    Increase (decrease)
     in net assets from
     operations.............  89,202    49,513
                             -------   -------
From capital
 transactions (note 4):
 Net premiums............... 518,275   131,660
 Death benefits.............      --        --
 Surrenders................. (15,638)       --
 Administrative expenses....  (2,645)     (632)
 Capital contribution
   (withdrawal).............      --        --
 Transfers between
   subaccounts
   (including fixed
   account), net............  96,350   (15,368)
                             -------   -------
    Increase (decrease)
     in net assets from
     capital transactions... 596,342   115,660
                             -------   -------
Increase (decrease) in
 net assets................. 685,544   165,173
Net assets at beginning
 of year.................... 299,879   134,706
                             -------   -------
Net assets at end of year... 985,423   299,879
                             =======   =======
Change in units (note 5):
 Units purchased............  69,160    23,095
 Units redeemed.............  (9,974)  (12,108)
                             -------   -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  59,186    10,987
                             =======   =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                              BLACKROCK VARIABLE SERIES FUNDS, INC. (CONTINUED)       COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
                         ----------------------------------------------------------   ----------------------------------------
                                                      BLACKROCK         BLACKROCK                           COLUMBIA MARSICO
                                 BLACKROCK            LARGE CAP           VALUE        COLUMBIA MARSICO       INTERNATIONAL
                             GLOBAL ALLOCATION         GROWTH         OPPORTUNITIES      GROWTH FUND,      OPPORTUNITIES FUND,
                               V.I. FUND --         V.I. FUND --      V.I. FUND --         VARIABLE             VARIABLE
                             CLASS III SHARES      CLASS III SHARES CLASS III SHARES   SERIES -- CLASS A    SERIES -- CLASS B
                         ------------------------  --------------   ----------------  ------------------  --------------------
                                                                YEAR ENDED DECEMBER 31,
                         ----------------------------------------------------------------------------------------------------
                             2010         2009      2010     2009     2010     2009      2010      2009      2010       2009
                         ------------  ----------  ------   ------  -------  -------  ---------  -------  ---------  ---------
Increase (decrease)
 in net assets
From operations:
 Net investment
   income (expense)..... $    171,069     155,505    (193)    (175)  (1,008)     (63)   (12,594)  (1,534)   (22,531)     6,238
 Net realized gain
   (loss) on
   investments..........    1,211,595    (477,190)    (84)    (138)   7,682    3,924     26,599   (1,962)  (112,651)  (153,403)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..........    9,850,931   7,271,473   3,068    4,421   26,760   12,310    200,399   75,707    503,790    658,908
 Capital gain
   distribution.........    1,155,363          --      --       --       --       --         --       --         --         --
                         ------------  ----------  ------   ------  -------  -------  ---------  -------  ---------  ---------
    Increase
     (decrease) in
     net assets from
     operations.........   12,388,958   6,949,788   2,791    4,108   33,434   16,171    214,404   72,211    368,608    511,743
                         ------------  ----------  ------   ------  -------  -------  ---------  -------  ---------  ---------
From capital
 transactions (note
 4):
 Net premiums...........  128,735,163  19,963,853      --       --       --   78,816    673,102  240,709    636,732  1,196,378
 Death benefits.........       (5,017)         --      --       --       --       --         --       --         --       (669)
 Surrenders.............   (2,740,735) (1,020,327)     --       --   (6,416)    (194)   (13,533) (17,568)   (59,997)   (61,261)
 Administrative
   expenses.............     (792,829)   (144,969)     --       --   (1,199)    (398)    (3,358)  (1,270)   (19,977)    (9,107)
 Capital contribution
   (withdrawal).........           --          --      --       --       --       --         --       --         --         --
 Transfers between
   subaccounts
   (including fixed
   account), net........    2,566,493   3,330,962      (1)      --  (25,322)   4,510     24,530   16,268    107,679   (108,675)
                         ------------  ----------  ------   ------  -------  -------  ---------  -------  ---------  ---------
    Increase
     (decrease) in
     net assets from
     capital
     transactions.......  127,763,075  22,129,519      (1)      --  (32,937)  82,734    680,741  238,139    664,437  1,016,666
                         ------------  ----------  ------   ------  -------  -------  ---------  -------  ---------  ---------
Increase (decrease)
 in net assets..........  140,152,033  29,079,307   2,790    4,108      497   98,905    895,145  310,350  1,033,045  1,528,409
Net assets at
 beginning of year......   62,536,314  33,457,007  20,593   16,485  134,709   35,804    522,915  212,565  2,905,409  1,377,000
                         ------------  ----------  ------   ------  -------  -------  ---------  -------  ---------  ---------
Net assets at end of
 year................... $202,688,347  62,536,314  23,383   20,593  135,206  134,709  1,418,060  522,915  3,938,454  2,905,409
                         ============  ==========  ======   ======  =======  =======  =========  =======  =========  =========
Change in units (note
 5):
 Units purchased........   15,719,985   6,035,517      --       --    1,540   13,819     96,874   57,345    487,124    785,804
 Units redeemed.........   (4,430,860) (3,995,770)     --       --   (5,069)  (2,576)   (31,049) (32,673)  (423,768)  (682,922)
                         ------------  ----------  ------   ------  -------  -------  ---------  -------  ---------  ---------
 Net increase
   (decrease) in
   units from capital
   transactions with
   contract owners......   11,289,125   2,039,747      --       --   (3,529)  11,243     65,825   24,672     63,356    102,882
                         ============  ==========  ======   ======  =======  =======  =========  =======  =========  =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                                                                   EVERGREEN VARIABLE
                                         EATON VANCE VARIABLE TRUST                   ANNUITY TRUST
                             -------------------------------------------------  ------------------------

                                                            VT WORLDWIDE                EVERGREEN
                                VT FLOATING-RATE               HEALTH                   VA OMEGA
                                   INCOME FUND             SCIENCES FUND             FUND -- CLASS 2
                             ----------------------  -------------------------  ------------------------
                                   YEAR ENDED         PERIOD FROM               PERIOD FROM
                                  DECEMBER 31,       JANUARY 1 TO   YEAR ENDED  JANUARY 1 TO  YEAR ENDED
                             ----------------------  SEPTEMBER 17, DECEMBER 31,   JULY 16,   DECEMBER 31,
                                 2010        2009        2010          2009         2010         2009
                             -----------  ---------  ------------- ------------ ------------ ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $    76,873     61,379        (535)         687          (13)         (58)
 Net realized gain
   (loss) on investments....     128,005     79,355      (2,777)        (123)        (259)       1,707
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............     (26,205)   414,829       4,573        1,086         (209)         209
 Capital gain
   distribution.............          --         --       2,344        3,809           --           --
                             -----------  ---------     -------       ------       ------       ------
    Increase (decrease)
     in net assets from
     operations.............     178,673    555,563       3,605        5,459         (481)       1,858
                             -----------  ---------     -------       ------       ------       ------
From capital
 transactions (note 4):
 Net premiums...............   1,436,157  1,071,352          --           --           --        7,664
 Death benefits.............          --       (689)         --           --           --           --
 Surrenders.................     (55,879)   (50,304)     (2,211)          --           --           --
 Administrative expenses....     (16,755)   (10,691)        (31)        (237)         (37)         (33)
 Capital contribution
   (withdrawal).............          --         --          --           --           --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (2,493,614)   542,587     (66,350)           1       (8,441)        (530)
                             -----------  ---------     -------       ------       ------       ------
    Increase (decrease)
     in net assets from
     capital transactions...  (1,130,091) 1,552,255     (68,592)        (236)      (8,478)       7,101
                             -----------  ---------     -------       ------       ------       ------
Increase (decrease) in
 net assets.................    (951,418) 2,107,818     (64,987)       5,223       (8,959)       8,959
Net assets at beginning
 of year....................   3,282,573  1,174,755      64,987       59,764        8,959           --
                             -----------  ---------     -------       ------       ------       ------
Net assets at end of year... $ 2,331,155  3,282,573          --       64,987           --        8,959
                             ===========  =========     =======       ======       ======       ======
Change in units (note 5):
 Units purchased............     397,757    610,688          --           --          372        1,881
 Units redeemed.............    (505,205)  (459,275)     (5,735)         (21)      (1,101)      (1,153)
                             -----------  ---------     -------       ------       ------       ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (107,448)   151,413      (5,735)         (21)        (729)         728
                             ===========  =========     =======       ======       ======       ======

                                   FEDERATED INSURANCE SERIES
                             -------------------------------------
                              FEDERATED HIGH
                               INCOME BOND     FEDERATED KAUFMANN
                                FUND II --         FUND II --
                              SERVICE SHARES     SERVICE SHARES
                             ---------------  --------------------

                                    YEAR ENDED DECEMBER 31,
                             -------------------------------------
                               2010    2009      2010       2009
                             -------  ------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................  11,522    (232)   (58,981)   (21,601)
 Net realized gain
   (loss) on investments....     (98)  5,522    197,390    173,002
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  12,007   1,509    567,402    191,197
 Capital gain
   distribution.............      --      --         --         --
                             -------  ------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............  23,431   6,799    705,811    342,598
                             -------  ------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............  73,166  73,453    621,968    967,559
 Death benefits.............      --      --         --       (691)
 Surrenders.................      --      --    (91,054)   (37,886)
 Administrative expenses....    (615)   (107)   (30,573)    (6,731)
 Capital contribution
   (withdrawal).............      --      --         --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............  73,114  (1,889) 1,621,654    (52,649)
                             -------  ------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions... 145,665  71,457  2,121,995    869,602
                             -------  ------  ---------  ---------
Increase (decrease) in
 net assets................. 169,096  78,256  2,827,806  1,212,200
Net assets at beginning
 of year....................  78,256      --  2,224,192  1,011,992
                             -------  ------  ---------  ---------
Net assets at end of year... 247,352  78,256  5,051,998  2,224,192
                             =======  ======  =========  =========
Change in units (note 5):
 Units purchased............  14,151   9,788    635,357    449,629
 Units redeemed.............  (2,512) (3,281)  (422,141)  (362,123)
                             -------  ------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  11,639   6,507    213,216     87,506
                             =======  ======  =========  =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                                        FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                             -------------------------------------------------------------------------------------------------
                                                                             VIP DYNAMIC
                                                                               CAPITAL                           VIP GROWTH &
                                  VIP BALANCED        VIP CONTRAFUND(R)     APPRECIATION    VIP EQUITY-INCOME       INCOME
                                  PORTFOLIO --          PORTFOLIO --        PORTFOLIO --       PORTFOLIO --      PORTFOLIO --
                                SERVICE CLASS 2        SERVICE CLASS 2     SERVICE CLASS 2   SERVICE CLASS 2   SERVICE CLASS 2
                             ---------------------  --------------------  ----------------  -----------------  ---------------
                                                                  YEAR ENDED DECEMBER 31,
                             -------------------------------------------------------------------------------------------------
                                2010        2009       2010       2009      2010     2009     2010     2009      2010    2009
                             ----------  ---------  ---------  ---------  -------  -------  -------  --------  -------  ------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   19,844      9,133     (3,451)        96   (2,597)  (1,962)     385     1,775     (455)    260
 Net realized gain
   (loss) on investments....     30,839    (26,177)    12,882   (214,231)   3,052   51,104   (2,699)  (13,977)     198     192
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    372,967    654,443    356,097    541,259   28,432    4,162   23,681    40,920    6,274     587
 Capital gain
   distribution.............         --         --         --         --       --       --       --        --       --      --
                             ----------  ---------  ---------  ---------  -------  -------  -------  --------  -------  ------
    Increase (decrease)
     in net assets from
     operations.............    423,650    637,399    365,528    327,124   28,887   53,304   21,367    28,718    6,017   1,039
                             ----------  ---------  ---------  ---------  -------  -------  -------  --------  -------  ------
From capital
 transactions (note 4):
 Net premiums...............    211,384    246,204    535,456    601,910       --       --    9,105    12,983   31,294  29,958
 Death benefits.............         --         --         --         --       --       --       --        --       --      --
 Surrenders.................    (92,798)   (79,383)   (41,285)   (37,095) (11,792)      --   (7,797)   (3,829)    (573)     --
 Administrative expenses....    (11,388)    (7,652)   (12,938)    (3,761)    (591)    (595)    (854)     (541)    (555)     --
 Capital contribution
   (withdrawal).............         --         --         --         --       --       --       --        --       --      --
 Transfers between
   subaccounts
   (including fixed
   account), net............    400,383    (58,304)   231,702    (84,151) (15,618) 143,191  (30,745)   44,314  (25,251) 15,060
                             ----------  ---------  ---------  ---------  -------  -------  -------  --------  -------  ------
    Increase (decrease)
     in net assets from
     capital transactions...    507,581    100,865    712,935    476,903  (28,001) 142,596  (30,291)   52,927    4,915  45,018
                             ----------  ---------  ---------  ---------  -------  -------  -------  --------  -------  ------
Increase (decrease) in
 net assets.................    931,231    738,264  1,078,463    804,027      886  195,900   (8,924)   81,645   10,932  46,057
Net assets at beginning
 of year....................  2,462,073  1,723,809  1,589,068    785,041  195,900       --  187,772   106,127   46,057      --
                             ----------  ---------  ---------  ---------  -------  -------  -------  --------  -------  ------
Net assets at end of year... $3,393,304  2,462,073  2,667,531  1,589,068  196,786  195,900  178,848   187,772   56,989  46,057
                             ==========  =========  =========  =========  =======  =======  =======  ========  =======  ======
Change in units (note 5):
 Units purchased............    227,895    326,586    165,270    439,516      800   48,690   46,122   220,354    3,985   6,963
 Units redeemed.............   (177,225)  (318,921)   (90,567)  (383,413)  (3,772) (26,565) (49,829) (214,168)  (3,507) (1,822)
                             ----------  ---------  ---------  ---------  -------  -------  -------  --------  -------  ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     50,670      7,665     74,703     56,103   (2,972)  22,125   (3,707)    6,186      478   5,141
                             ==========  =========  =========  =========  =======  =======  =======  ========  =======  ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2



                                       FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                             ----------------------------------------------------------------------------
                                                                                              VIP VALUE
                                 VIP GROWTH     VIP INVESTMENT GRADE     VIP MID CAP         STRATEGIES
                                PORTFOLIO --     BOND PORTFOLIO --       PORTFOLIO --       PORTFOLIO --
                              SERVICE CLASS 2     SERVICE CLASS 2      SERVICE CLASS 2     SERVICE CLASS 2
                             -----------------  ------------------   -------------------  ----------------
                                                                    YEAR ENDED DECEMBER 31,
                             ------------------------------------------------------------------------------
                               2010     2009      2010       2009       2010      2009      2010     2009
                             -------  --------  --------   --------  ---------  --------  -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (597)     (917)   18,206     27,593    (13,778)    2,041   (1,407)    (367)
 Net realized gain
   (loss) on investments....    (274)    8,600    16,534     42,585     51,499    25,504    6,296      177
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  16,135    15,633    17,434    (17,681)   333,984    55,250   30,627   30,037
 Capital gain
   distribution.............      --        --        --         --         --        --       --       --
                             -------  --------  --------   --------  ---------  --------  -------  -------
    Increase (decrease)
     in net assets from
     operations.............  15,264    23,316    52,174     52,497    371,705    82,795   35,516   29,847
                             -------  --------  --------   --------  ---------  --------  -------  -------
From capital
 transactions (note 4):
 Net premiums...............      --   114,330   175,871    284,267  1,649,761   397,224       --   35,501
 Death benefits.............      --        --        --         --         --        --       --       --
 Surrenders.................      --        --   (26,726)    (5,670)   (35,797)   (1,805)      --       --
 Administrative expenses....    (208)     (177)   (5,711)    (2,357)    (5,666)   (1,065)    (615)    (268)
 Capital contribution
   (withdrawal).............      --        --        --         --         --        --       --       --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (857) (123,263) (243,995)   277,792     46,565   110,925  (33,686)  55,238
                             -------  --------  --------   --------  ---------  --------  -------  -------
    Increase (decrease)
     in net assets from
     capital transactions...  (1,065)   (9,110) (100,561)   554,032  1,654,863   505,279  (34,301)  90,471
                             -------  --------  --------   --------  ---------  --------  -------  -------
Increase (decrease) in
 net assets.................  14,199    14,206   (48,387)   606,529  2,026,568   588,074    1,215  120,318
Net assets at beginning
 of year....................  68,462    54,256   742,163    135,634    712,524   124,450  150,295   29,977
                             -------  --------  --------   --------  ---------  --------  -------  -------
Net assets at end of year... $82,661    68,462   693,776    742,163  2,739,092   712,524  151,510  150,295
                             =======  ========  ========   ========  =========  ========  =======  =======
Change in units (note 5):
 Units purchased............      46    18,050    75,259    242,704    213,430   196,372      344   17,032
 Units redeemed.............    (150)  (18,064)  (83,560)  (189,044)   (73,593) (143,551)  (3,612)  (5,334)
                             -------  --------  --------   --------  ---------  --------  -------  -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (104)      (14)   (8,301)    53,660    139,837    52,821   (3,268)  11,698
                             =======  ========  ========   ========  =========  ========  =======  =======

                               FRANKLIN TEMPLETON
                               VARIABLE INSURANCE
                                 PRODUCTS TRUST
                             ----------------------
                                 FRANKLIN INCOME
                                   SECURITIES
                                     FUND --
                                 CLASS 2 SHARES
                             ----------------------

                             ----------------------
                                2010        2009
                             ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................  1,038,214   1,223,283
 Net realized gain
   (loss) on investments....    128,014  (1,871,008)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    991,775   6,174,238
 Capital gain
   distribution.............         --          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  2,158,003   5,526,513
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............    202,543     178,306
 Death benefits.............         --          --
 Surrenders.................   (757,148)   (678,330)
 Administrative expenses....    (86,528)    (84,759)
 Capital contribution
   (withdrawal).............         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............ (1,225,678) (2,341,651)
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (1,866,811) (2,926,434)
                             ----------  ----------
Increase (decrease) in
 net assets.................    291,192   2,600,079
Net assets at beginning
 of year.................... 21,370,943  18,770,864
                             ----------  ----------
Net assets at end of year... 21,662,135  21,370,943
                             ==========  ==========
Change in units (note 5):
 Units purchased............  1,942,612   3,111,066
 Units redeemed............. (2,118,553) (3,470,792)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (175,941)   (359,726)
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                              FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)
                             -----------------------------------------------------------------
                               FRANKLIN TEMPLETON
                               VIP FOUNDING FUNDS         MUTUAL SHARES       TEMPLETON GROWTH
                               ALLOCATION FUND --      SECURITIES FUND --    SECURITIES FUND --
                                 CLASS 2 SHARES          CLASS 2 SHARES        CLASS 2 SHARES
                             ----------------------  ----------------------  -----------------
                                                                    YEAR ENDED DECEMBER 31,
                             ------------------------------------------------------------------
                                2010        2009        2010        2009       2010     2009
                             ----------  ----------  ----------  ----------  -------  --------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   17,985      47,711       2,881      14,191    1,437     6,765
 Net realized gain
   (loss) on investments....     86,652    (986,651)    231,077     193,387  (13,881)  (22,207)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    465,402   2,568,778     304,733     716,342   58,377   120,044
 Capital gain
   distribution.............        554          --          --          --       --        --
                             ----------  ----------  ----------  ----------  -------  --------
    Increase (decrease)
     in net assets from
     operations.............    570,593   1,629,838     538,691     923,920   45,933   104,602
                             ----------  ----------  ----------  ----------  -------  --------
From capital
 transactions (note 4):
 Net premiums...............      8,400      20,000   1,853,827   2,683,197  173,077   216,318
 Death benefits.............         --          --          --      (1,687)      --        --
 Surrenders.................   (241,731)   (296,500)   (141,965)   (123,526)  (2,397)   (4,937)
 Administrative expenses....    (33,560)    (31,817)    (41,205)    (18,665)  (2,596)     (839)
 Capital contribution
   (withdrawal).............         --          --          --          --       --        --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (418,488)   (503,142) (1,787,869)    (51,915)  (1,285) (114,912)
                             ----------  ----------  ----------  ----------  -------  --------
    Increase (decrease)
     in net assets from
     capital transactions...   (685,379)   (811,459)   (117,212)  2,487,404  166,799    95,630
                             ----------  ----------  ----------  ----------  -------  --------
Increase (decrease) in
 net assets.................   (114,786)    818,379     421,479   3,411,324  212,732   200,232
Net assets at beginning
 of year....................  7,352,763   6,534,384   6,546,460   3,135,136  422,625   222,393
                             ----------  ----------  ----------  ----------  -------  --------
Net assets at end of year... $7,237,977   7,352,763   6,967,939   6,546,460  635,357   422,625
                             ==========  ==========  ==========  ==========  =======  ========
Change in units (note 5):
 Units purchased............    506,767     933,610     788,568   1,283,947   37,594    60,858
 Units redeemed.............   (589,804) (1,059,828)   (816,474) (1,002,061) (17,350)  (45,393)
                             ----------  ----------  ----------  ----------  -------  --------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (83,037)   (126,218)    (27,906)    281,886   20,244    15,465
                             ==========  ==========  ==========  ==========  =======  ========

                                 GE INVESTMENTS FUNDS, INC.
                             ---------------------------------

                                CORE VALUE
                              EQUITY FUND --   INCOME FUND --
                              CLASS 1 SHARES   CLASS 1 SHARES
                             ---------------  ----------------

                             ----------------------------------
                               2010    2009     2010     2009
                             -------  ------  -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................     (95)    108    2,684    4,120
 Net realized gain
   (loss) on investments....    (331)  1,069     (648)  (3,788)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............     320     988    7,022    8,500
 Capital gain
   distribution.............      --      --       --       --
                             -------  ------  -------  -------
    Increase (decrease)
     in net assets from
     operations.............    (106)  2,165    9,058    8,832
                             -------  ------  -------  -------
From capital
 transactions (note 4):
 Net premiums...............      --      --       --        4
 Death benefits.............      --      --       --       --
 Surrenders.................    (340)     --  (10,631) (16,644)
 Administrative expenses....     (76)    (74)    (599)    (576)
 Capital contribution
   (withdrawal).............      --      --       --       --
 Transfers between
   subaccounts
   (including fixed
   account), net............ (22,837) 17,461    2,237    4,339
                             -------  ------  -------  -------
    Increase (decrease)
     in net assets from
     capital transactions... (23,253) 17,387   (8,993) (12,877)
                             -------  ------  -------  -------
Increase (decrease) in
 net assets................. (23,359) 19,552       65   (4,045)
Net assets at beginning
 of year....................  23,359   3,807  151,115  155,160
                             -------  ------  -------  -------
Net assets at end of year...      --  23,359  151,180  151,115
                             =======  ======  =======  =======
Change in units (note 5):
 Units purchased............      49   4,333      891    1,468
 Units redeemed.............  (2,334) (2,515)  (1,676)  (2,769)
                             -------  ------  -------  -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (2,285)  1,818     (785)  (1,301)
                             =======  ======  =======  =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                                              GE INVESTMENTS FUNDS, INC. (CONTINUED)
                             ---------------------------------------------------------------------------------------
                                                                              REAL ESTATE
                               MID-CAP EQUITY                                 SECURITIES
                              FUND -- CLASS 1                               FUND -- CLASS 1
                                   SHARES          MONEY MARKET FUND            SHARES         S&P 500(R) INDEX FUND
                             -----------------  -----------------------  --------------------  --------------------
                                                                      YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------------------
                               2010      2009       2010        2009        2010       2009       2010       2009
                             --------  -------  -----------  ----------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ (1,092)  (1,118)    (311,377)   (100,426)    16,823     52,683      3,830      8,991
 Net realized gain
   (loss) on investments....    2,859  (14,423)          --           1     78,073    154,730     13,336   (206,653)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   17,638   43,829           --           1    273,979    181,013    108,545    400,826
 Capital gain
   distribution.............       --       --           --          --         --         --         --         --
                             --------  -------  -----------  ----------  ---------  ---------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   19,405   28,288     (311,377)   (100,424)   368,875    388,426    125,711    203,164
                             --------  -------  -----------  ----------  ---------  ---------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............       --       --   38,733,860  15,220,169    735,657    634,253         --         --
 Death benefits.............       --       --   (6,815,183) (3,969,535)        --       (339)        --         --
 Surrenders.................   (3,362)  (5,871)  (1,596,247)   (521,191)   (54,727)   (23,751)   (43,824)   (26,867)
 Administrative expenses....     (326)    (342)    (152,288)    (30,957)    (9,106)    (4,892)      (252)      (275)
 Capital contribution
   (withdrawal).............       --       --           --          --         --         --         --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (15,705)  (6,453) (16,647,036) (3,065,348)    41,886   (142,587)   (55,235)   357,730
                             --------  -------  -----------  ----------  ---------  ---------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (19,393) (12,666)  13,523,106   7,633,138    713,710    462,684    (99,311)   330,588
                             --------  -------  -----------  ----------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets.................       12   15,622   13,211,729   7,532,714  1,082,585    851,110     26,400    533,752
Net assets at beginning
 of year....................   93,423   77,801   14,834,165   7,301,451  1,608,723    757,613  1,013,950    480,198
                             --------  -------  -----------  ----------  ---------  ---------  ---------  ---------
Net assets at end of year... $ 93,435   93,423   28,045,894  14,834,165  2,691,308  1,608,723  1,040,350  1,013,950
                             ========  =======  ===========  ==========  =========  =========  =========  =========
Change in units (note 5):
 Units purchased............   19,598   88,221    6,061,315   4,749,341    309,509    417,631     28,664    263,337
 Units redeemed.............  (21,416) (89,690)  (4,684,068) (3,982,625)  (258,649)  (357,995)   (39,267)  (217,610)
                             --------  -------  -----------  ----------  ---------  ---------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (1,818)  (1,469)   1,377,247     766,716     50,860     59,636    (10,603)    45,727
                             ========  =======  ===========  ==========  =========  =========  =========  =========

                             -----------------

                             SMALL-CAP EQUITY
                              FUND -- CLASS 1
                                  SHARES
                             ----------------

                             -----------------
                               2010     2009
                             -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................  (1,654)  (1,215)
 Net realized gain
   (loss) on investments....    (457)   3,876
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  43,113   26,232
 Capital gain
   distribution.............      --       --
                             -------  -------
    Increase (decrease)
     in net assets from
     operations.............  41,002   28,893
                             -------  -------
From capital
 transactions (note 4):
 Net premiums...............   7,897   25,361
 Death benefits.............      --       --
 Surrenders.................    (183)     (86)
 Administrative expenses....    (669)    (273)
 Capital contribution
   (withdrawal).............      --       --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (6,208)   5,074
                             -------  -------
    Increase (decrease)
     in net assets from
     capital transactions...     837   30,076
                             -------  -------
Increase (decrease) in
 net assets.................  41,839   58,969
Net assets at beginning
 of year.................... 145,364   86,395
                             -------  -------
Net assets at end of year... 187,203  145,364
                             =======  =======
Change in units (note 5):
 Units purchased............   2,344   10,394
 Units redeemed.............  (1,984)  (6,677)
                             -------  -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     360    3,717
                             =======  =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               GE INVESTMENTS FUNDS, INC. (CONTINUED)
                             -----------------------------------------
                                   TOTAL RETURN          U.S. EQUITY
                                 FUND -- CLASS 3       FUND -- CLASS 1
                                      SHARES               SHARES
                             -----------------------  ----------------

                                      YEAR ENDED DECEMBER 31,
                             -----------------------------------------
                                 2010        2009       2010     2009
                             -----------  ----------  -------  -------
Increase (decrease) in
 net assets From
 operations:
 Net investment income
   (expense)................     161,537     (32,225)      57      459
 Net realized gain
   (loss) on investments....     499,989  (5,061,838)  (1,305) (10,992)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  12,824,766  13,536,582    3,671   14,696
 Capital gain
   distribution.............          --          --       --       --
                             -----------  ----------  -------  -------
    Increase (decrease)
     in net assets from
     operations.............  13,486,292   8,442,519    2,423    4,163
                             -----------  ----------  -------  -------
From capital
 transactions (note 4):
 Net premiums............... 131,806,024  23,708,853   55,000    2,000
 Death benefits.............      (5,023)         --       --       --
 Surrenders.................  (4,534,597) (2,052,847)      --       --
 Administrative expenses....    (806,688)   (208,854)    (529)    (138)
 Capital contribution
   (withdrawal).............          --          --       --       --
 Transfers between
   subaccounts
   (including fixed
   account), net............   1,370,046  (3,290,574) (43,726)  52,789
                             -----------  ----------  -------  -------
    Increase (decrease)
     in net assets from
     capital transactions... 127,829,762  18,156,578   10,745   54,651
                             -----------  ----------  -------  -------
Increase (decrease) in
 net assets................. 141,316,054  26,599,097   13,168   58,814
Net assets at beginning
 of year....................  74,458,014  47,858,917   77,673   18,859
                             -----------  ----------  -------  -------
Net assets at end of year... 215,774,068  74,458,014   90,841   77,673
                             ===========  ==========  =======  =======
Change in units (note 5):
 Units purchased............  21,798,614   9,882,828    8,971   20,463
 Units redeemed.............  (9,248,709) (8,145,852)  (8,367) (15,128)
                             -----------  ----------  -------  -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  12,549,905   1,736,976      604    5,335
                             ===========  ==========  =======  =======

                                                  GENWORTH VARIABLE INSURANCE TRUST
                             ----------------------------------------------------------------------------------
                                                                                              GENWORTH CALAMOS
                             GENWORTH 40/60 INDEX ALLOCATION GENWORTH 60/40 INDEX ALLOCATION   GROWTH FUND --
                               FUND -- SERVICE SHARES          FUND -- SERVICE SHARES          SERVICE SHARES
                             ------------------------------  ------------------------------  ------------------
                              YEAR ENDED     PERIOD FROM                     PERIOD FROM         YEAR ENDED
                             DECEMBER 31,   DECEMBER 09 TO    YEAR ENDED    DECEMBER 09 TO      DECEMBER 31,
                             ------------    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    ------------------
                                 2010            2009            2010            2009           2010      2009
                             ------------   --------------   ------------   --------------   ---------  -------
Increase (decrease) in
 net assets From
 operations:
 Net investment income
   (expense)................     167,880           (45)          201,833          (210)        (29,007)    (687)
 Net realized gain
   (loss) on investments....     171,145            --           188,169            (4)        116,879   15,471
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   1,183,667          (338)        1,998,795        (3,043)        581,587    6,509
 Capital gain
   distribution.............          33            --               140            --           3,219       --
                              ----------       -------        ----------       -------       ---------  -------
    Increase (decrease)
     in net assets from
     operations.............   1,522,725          (383)        2,388,937        (3,257)        672,678   21,293
                              ----------       -------        ----------       -------       ---------  -------
From capital
 transactions (note 4):
 Net premiums...............  35,094,089       112,349        39,188,959       580,000       1,504,927  190,725
 Death benefits.............     (25,171)           --                --            --              --       --
 Surrenders.................    (407,645)           --          (280,614)           --         (68,559)    (648)
 Administrative expenses....    (127,722)           --          (132,411)           --         (20,858)    (212)
 Capital contribution
   (withdrawal).............     (15,000)       15,000           (10,500)       10,500              --       --
 Transfers between
   subaccounts
   (including fixed
   account), net............   2,040,090            29           978,704           206       1,255,064   (1,950)
                              ----------       -------        ----------       -------       ---------  -------
    Increase (decrease)
     in net assets from
     capital transactions...  36,558,641       127,378        39,744,138       590,706       2,670,574  187,915
                              ----------       -------        ----------       -------       ---------  -------
Increase (decrease) in
 net assets.................  38,081,366       126,995        42,133,075       587,449       3,343,252  209,208
Net assets at beginning
 of year....................     126,995            --           587,449            --         209,208       --
                              ----------       -------        ----------       -------       ---------  -------
Net assets at end of year...  38,208,361       126,995        42,720,524       587,449       3,552,460  209,208
                              ==========       =======        ==========       =======       =========  =======
Change in units (note 5):
 Units purchased............   4,368,299        11,124         4,761,093        59,653         791,382   38,399
 Units redeemed.............    (860,914)           --          (909,781)       (1,696)       (520,247) (17,216)
                              ----------       -------        ----------       -------       ---------  -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   3,507,385        11,124         3,851,312        57,957         271,135   21,183
                              ==========       =======        ==========       =======       =========  =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                                             GENWORTH VARIABLE INSURANCE TRUST (CONTINUED)
                             ---------------------------------------------------------------------------------
                                                                            GENWORTH
                                                      GENWORTH EATON        ENHANCED       GENWORTH GOLDMAN
                                GENWORTH DAVIS       VANCE LARGE CAP     INTERNATIONAL   SACHS ENHANCED CORE
                              NY VENTURE FUND --      VALUE FUND --      INDEX FUND --    BOND INDEX FUND --
                                SERVICE SHARES        SERVICE SHARES     SERVICE SHARES     SERVICE SHARES
                             -------------------  ---------------------  -------------- ---------------------
                                                                          PERIOD FROM         YEAR ENDED
                                       YEAR ENDED DECEMBER 31,            APRIL 30 TO        DECEMBER 31,
                             ------------------------------------------   DECEMBER 31,  ---------------------
                                2010       2009      2010        2009         2010         2010        2009
                             ----------  -------  ----------  ---------  -------------- ----------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (15,572)  (1,084)    (27,437)     8,613       23,117       620,887    241,921
 Net realized gain
   (loss) on investments....     44,989   54,940     133,559    343,680     (271,950)      160,612    233,951
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    139,263    9,402     (26,548)   226,874       76,007      (573,443)  (286,643)
 Capital gain
   distribution.............         --       --     225,004         --           --       192,236      3,063
                             ----------  -------  ----------  ---------    ---------    ----------  ---------
    Increase (decrease)
     in net assets from
     operations.............    168,680   63,258     304,578    579,167     (172,826)      400,292    192,292
                             ----------  -------  ----------  ---------    ---------    ----------  ---------
From capital
 transactions (note 4):
 Net premiums...............    927,576  322,232     995,446  2,708,520      466,568     1,370,495  2,714,111
 Death benefits.............         --       --          --     (1,707)          --            --     (1,662)
 Surrenders.................    (19,160)      --     (96,949)   (95,478)     (23,473)     (348,681)  (109,113)
 Administrative expenses....     (5,497)    (739)    (36,655)   (18,269)     (10,473)     (102,913)   (19,474)
 Capital contribution
   (withdrawal).............         --       --          --         --           --            --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............     (6,518) 103,661  (1,422,466)    92,326      922,914     7,575,899    653,682
                             ----------  -------  ----------  ---------    ---------    ----------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...    896,401  425,154    (560,624) 2,685,392    1,355,536     8,494,800  3,237,544
                             ----------  -------  ----------  ---------    ---------    ----------  ---------
Increase (decrease) in
 net assets.................  1,065,081  488,412    (256,046) 3,264,559    1,182,710     8,895,092  3,429,836
Net assets at beginning
 of year....................    496,841    8,429   5,855,333  2,590,774           --     5,970,039  2,540,203
                             ----------  -------  ----------  ---------    ---------    ----------  ---------
Net assets at end of year... $1,561,922  496,841   5,599,287  5,855,333    1,182,710    14,865,131  5,970,039
                             ==========  =======  ==========  =========    =========    ==========  =========
Change in units (note 5):
 Units purchased............    215,401   97,009     703,725  1,204,050      722,881     1,921,085    934,104
 Units redeemed.............   (119,878) (46,170)   (771,656)  (898,747)    (614,681)   (1,171,177)  (639,561)
                             ----------  -------  ----------  ---------    ---------    ----------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     95,523   50,839     (67,931)   305,303      108,200       749,908    294,543
                             ==========  =======  ==========  =========    =========    ==========  =========

                             ---------------------------



                             GENWORTH GROWTH ALLOCATION
                               FUND -- SERVICE SHARES
                             --------------------------
                                           PERIOD FROM
                              YEAR ENDED  DECEMBER 09 TO
                             DECEMBER 31,  DECEMBER 31,
                                 2010          2009
                             ------------ --------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   1,181,543         (12)
 Net realized gain
   (loss) on investments....     192,964          --
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   1,425,836        (168)
 Capital gain
   distribution.............          --          --
                              ----------      ------
    Increase (decrease)
     in net assets from
     operations.............   2,800,343        (180)
                              ----------      ------
From capital
 transactions (note 4):
 Net premiums...............  38,768,655      99,810
 Death benefits.............     (10,112)         --
 Surrenders.................    (210,987)         --
 Administrative expenses....    (124,314)         --
 Capital contribution
   (withdrawal).............        (100)        100
 Transfers between
   subaccounts
   (including fixed
   account), net............     803,873      (9,999)
                              ----------      ------
    Increase (decrease)
     in net assets from
     capital transactions...  39,227,015      89,911
                              ----------      ------
Increase (decrease) in
 net assets.................  42,027,358      89,731
Net assets at beginning
 of year....................      89,731          --
                              ----------      ------
Net assets at end of year...  42,117,089      89,731
                              ==========      ======
Change in units (note 5):
 Units purchased............   4,382,710       9,842
 Units redeemed.............    (681,468)       (986)
                              ----------      ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   3,701,242       8,856
                              ==========      ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                                                    GENWORTH VARIABLE INSURANCE TRUST (CONTINUED)
                             --------------------------------------------------------------------------------------------------
                                                               GENWORTH
                               GENWORTH LEGG MASON             MODERATE               GENWORTH PIMCO       GENWORTH PYRAMIS(R)
                              CLEARBRIDGE AGGRESSIVE          ALLOCATION                STOCKSPLUS         SMALL/MID CAP CORE
                                  GROWTH FUND --                FUND --               FUND -- SERVICE        FUND -- SERVICE
                                  SERVICE SHARES            SERVICE SHARES                SHARES                 SHARES
                             -----------------------  --------------------------  ----------------------  --------------------
                                                                    PERIOD FROM
                             YEAR ENDED DECEMBER 31,   YEAR ENDED  DECEMBER 09 TO            YEAR ENDED DECEMBER 31,
                             -----------------------  DECEMBER 31,  DECEMBER 31,  --------------------------------------------
                                 2010        2009         2010          2009         2010        2009        2010       2009
                             -----------  ----------  ------------ -------------- ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $    36,452     (63,980)   1,206,215      11,475      1,076,191     702,321     58,080     (6,500)
 Net realized gain
   (loss) on investments....     635,898     709,326      151,977         237        221,330     958,759    275,520    186,560
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    (724,750)    543,389    1,059,954      (9,831)       108,963    (116,339)   463,941    202,029
 Capital gain
   distribution.............     877,176          --        1,320          --      1,069,222     482,094    157,803         --
                             -----------  ----------   ----------     -------     ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............     824,776   1,188,735    2,419,466       1,881      2,475,706   2,026,835    955,344    382,089
                             -----------  ----------   ----------     -------     ----------  ----------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............   1,015,959   2,989,788   34,117,500     427,218      1,754,756   4,076,051    817,020    966,219
 Death benefits.............          --      (2,044)      (5,051)         --             --      (2,807)        --       (677)
 Surrenders.................    (100,366)   (114,906)    (457,109)         --       (335,958)   (156,310)   (84,829)   (38,261)
 Administrative expenses....     (33,682)    (21,807)    (119,161)         --       (113,573)    (29,947)   (29,641)    (6,683)
 Capital contribution
   (withdrawal).............          --          --         (103)        103             --          --         --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (3,913,641)   (316,147)     693,042          (2)     3,925,470    (937,195)   906,998   (119,095)
                             -----------  ----------   ----------     -------     ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (3,031,730)  2,534,884   34,229,118     427,319      5,230,695   2,949,792  1,609,548    801,503
                             -----------  ----------   ----------     -------     ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets.................  (2,206,954)  3,723,619   36,648,584     429,200      7,706,401   4,976,627  2,564,892  1,183,592
Net assets at beginning
 of year....................   6,845,367   3,121,748      429,200          --      9,157,077   4,180,450  2,191,233  1,007,641
                             -----------  ----------   ----------     -------     ----------  ----------  ---------  ---------
Net assets at end of year... $ 4,638,413   6,845,367   37,077,784     429,200     16,863,478   9,157,077  4,756,125  2,191,233
                             ===========  ==========   ==========     =======     ==========  ==========  =========  =========
Change in units (note 5):
 Units purchased............     564,754   1,299,124    3,961,870      62,253      1,892,830   1,697,879    674,570    490,670
 Units redeemed.............    (867,445) (1,038,334)    (661,126)    (19,641)    (1,386,596) (1,418,426)  (486,708)  (399,654)
                             -----------  ----------   ----------     -------     ----------  ----------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (302,691)    260,790    3,300,744      42,612        506,234     279,453    187,862     91,016
                             ===========  ==========   ==========     =======     ==========  ==========  =========  =========

                             -------------------------

                                  GENWORTH PUTNAM
                               INTERNATIONAL CAPITAL
                                   OPPORTUNITIES
                              FUND -- SERVICE SHARES
                             ------------------------
                             PERIOD FROM
                             JANUARY 1 TO  YEAR ENDED
                              APRIL 30,   DECEMBER 31,
                                 2010         2009
                             ------------ ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................     140,539     232,854
 Net realized gain
   (loss) on investments....    (705,166)    416,660
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............     (10,282)    (63,177)
 Capital gain
   distribution.............     609,434         649
                              ----------   ---------
    Increase (decrease)
     in net assets from
     operations.............      34,525     586,986
                              ----------   ---------
From capital
 transactions (note 4):
 Net premiums...............     260,740   1,078,678
 Death benefits.............          --        (683)
 Surrenders.................     (13,192)    (41,067)
 Administrative expenses....      (4,232)     (8,134)
 Capital contribution
   (withdrawal).............          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (2,712,441)   (303,995)
                              ----------   ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (2,469,125)    724,799
                              ----------   ---------
Increase (decrease) in
 net assets.................  (2,434,600)  1,311,785
Net assets at beginning
 of year....................   2,434,600   1,122,815
                              ----------   ---------
Net assets at end of year...          --   2,434,600
                              ==========   =========
Change in units (note 5):
 Units purchased............      81,840     462,153
 Units redeemed.............    (306,704)   (400,660)
                              ----------   ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (224,864)     61,493
                              ==========   =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                 GENWORTH VARIABLE
                             INSURANCE TRUST (CONTINUED)
                             --------------------------




                                GENWORTH THORNBURG
                                INTERNATIONAL VALUE
                              FUND -- SERVICE SHARES
                             --------------------------
                             PERIOD FROM
                             JANUARY 1 TO   YEAR ENDED
                              APRIL 30,    DECEMBER 31,
                                 2010          2009
                             ------------  ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   140,417      (21,342)
 Net realized gain
   (loss) on investments....    (590,376)     221,283
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    (184,741)     131,675
 Capital gain
   distribution.............     737,240           --
                             -----------    ---------
    Increase (decrease)
     in net assets from
     operations.............     102,540      331,616
                             -----------    ---------
From capital
 transactions (note 4):
 Net premiums...............     759,478      988,889
 Death benefits.............          --         (677)
 Surrenders.................     (20,336)     (37,670)
 Administrative expenses....      (6,820)      (6,723)
 Capital contribution
   (withdrawal).............          --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (3,083,130)      (6,573)
                             -----------    ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (2,350,808)     937,246
                             -----------    ---------
Increase (decrease) in
 net assets.................  (2,248,268)   1,268,862
Net assets at beginning
 of year....................   2,248,268      979,406
                             -----------    ---------
Net assets at end of year... $        --    2,248,268
                             ===========    =========
Change in units (note 5):
 Units purchased............     222,170      429,107
 Units redeemed.............    (444,765)    (334,680)
                             -----------    ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (222,595)      94,427
                             ===========    =========

                                                                                  LEGG MASON PARTNERS
                                          JANUS ASPEN SERIES                     VARIABLE EQUITY TRUST
                             --------------------------------------------  --------------------------------
                                                                             LEGG MASON
                                                                             CLEARBRIDGE      LEGG MASON
                                                                              VARIABLE        CLEARBRIDGE
                                                                             AGGRESSIVE     VARIABLE EQUITY
                                   BALANCED                 FORTY              GROWTH       INCOME BUILDER
                             PORTFOLIO -- SERVICE   PORTFOLIO -- SERVICE    PORTFOLIO --     PORTFOLIO --
                                    SHARES                 SHARES             CLASS II         CLASS II
                             --------------------  ----------------------  --------------  ----------------

                                                         YEAR ENDED DECEMBER 31,
                             ------------------------------------------------------------------------------
                                2010       2009       2010        2009      2010    2009     2010     2009
                             ---------  ---------  ----------  ----------  ------  ------  -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    63,712     41,087     (63,955)    (69,742)   (587)   (423)     195      121
 Net realized gain
   (loss) on investments....    54,189     74,862      47,877     237,915     (86)   (544)     721    2,122
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   317,409    529,397     122,315   1,335,010  12,021  10,858       12     (416)
 Capital gain
   distribution.............        --    122,559          --          --      --      --       --       --
                             ---------  ---------  ----------  ----------  ------  ------  -------  -------
    Increase (decrease)
     in net assets from
     operations.............   435,310    767,905     106,237   1,503,183  11,348   9,891      928    1,827
                             ---------  ---------  ----------  ----------  ------  ------  -------  -------
From capital
 transactions (note 4):
 Net premiums............... 1,183,726  1,770,295   1,723,335   3,058,109      --      --       --       --
 Death benefits.............        --         --          --      (2,095)     --      --       --       --
 Surrenders.................  (160,657)   (92,167)   (106,162)   (130,813)     --      --       --       --
 Administrative expenses....   (36,377)   (10,249)    (32,710)    (23,106)   (155)   (144)      --       --
 Capital contribution
   (withdrawal).............        --         --          --          --      --      --       --       --
 Transfers between
   subaccounts
   (including fixed
   account), net............   306,608    328,669  (3,569,933)   (346,329) 32,667    (170)    (923)    (945)
                             ---------  ---------  ----------  ----------  ------  ------  -------  -------
    Increase (decrease)
     in net assets from
     capital transactions... 1,293,300  1,996,548  (1,985,470)  2,555,766  32,512    (314)    (923)    (945)
                             ---------  ---------  ----------  ----------  ------  ------  -------  -------
Increase (decrease) in
 net assets................. 1,728,610  2,764,453  (1,879,233)  4,058,949  43,860   9,577        5      882
Net assets at beginning
 of year.................... 5,405,833  2,641,380   7,313,693   3,254,744  39,866  30,289   10,492    9,610
                             ---------  ---------  ----------  ----------  ------  ------  -------  -------
Net assets at end of year... 7,134,443  5,405,833   5,434,460   7,313,693  83,726  39,866   10,497   10,492
                             =========  =========  ==========  ==========  ======  ======  =======  =======
Change in units (note 5):
 Units purchased............   464,069    737,147     665,085   1,367,532   3,483     119   14,282   17,764
 Units redeemed.............  (358,558)  (561,994)   (852,704) (1,145,474)   (172)   (152) (14,407) (17,904)
                             ---------  ---------  ----------  ----------  ------  ------  -------  -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   105,511    175,153    (187,619)    222,058   3,311     (33)    (125)    (140)
                             =========  =========  ==========  ==========  ======  ======  =======  =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                LEGG MASON
                                 PARTNERS                                                                OPPENHEIMER
                             VARIABLE EQUITY                                                          VARIABLE ACCOUNT
                             TRUST (CONTINUED)            MFS(R) VARIABLE INSURANCE TRUST                   FUNDS
                             ---------------   ----------------------------------------------------  ------------------
                                LEGG MASON
                               CLEARBRIDGE        MFS(R)
                                 VARIABLE        INVESTORS
                               FUNDAMENTAL         TRUST         MFS(R) TOTAL      MFS(R) UTILITIES      OPPENHEIMER
                              ALL CAP VALUE      SERIES --     RETURN SERIES --        SERIES --          BALANCED
                               PORTFOLIO --    SERVICE CLASS        SERVICE             SERVICE          FUND/VA --
                                 CLASS I          SHARES         CLASS SHARES        CLASS SHARES      SERVICE SHARES
                             ---------------   ------------  --------------------  ----------------  ------------------
                                                              YEAR ENDED DECEMBER 31,
                             -----------------------------------------------------------------------------------------
                               2010     2009    2010   2009     2010       2009      2010     2009     2010      2009
                             -------   ------  -----  -----  ---------  ---------  -------  -------  --------  --------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   224       75     (9)     9     38,626     19,806    6,160    3,701    (4,228)   (8,693)
 Net realized gain
   (loss) on investments....    (325)    (250)   (17)  (126)     2,048    (13,322)  (1,627) (22,573)   (5,267)  (35,517)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   5,617    8,047    556  1,189    276,335    271,704   40,636   54,711    69,208   126,146
 Capital gain
   distribution.............      --       --     --     --         --         --       --       --        --        --
                             -------   ------  -----  -----  ---------  ---------  -------  -------  --------  --------
    Increase (decrease)
     in net assets from
     operations.............   5,516    7,872    530  1,072    317,009    278,188   45,169   35,839    59,713    81,936
                             -------   ------  -----  -----  ---------  ---------  -------  -------  --------  --------
From capital
 transactions (note 4):
 Net premiums...............      --       --     --     --    852,391  1,241,759  101,564   30,820        --    78,686
 Death benefits.............      --       --     --     --         --         --       --       --        --        --
 Surrenders.................      --       --     --     --   (162,360)   (36,474)  (6,383)    (352)  (22,851)  (20,074)
 Administrative expenses....     (77)     (60)    (5)    (5)   (26,017)    (6,076)  (2,190)    (443)   (1,918)     (821)
 Capital contribution
   (withdrawal).............      --       --     --     --         --         --       --       --        --        --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (567)     321     99   (177)   371,115    171,404  231,827   45,925    32,192     8,437
                             -------   ------  -----  -----  ---------  ---------  -------  -------  --------  --------
    Increase (decrease)
     in net assets from
     capital transactions...    (644)     261     94   (182) 1,035,129  1,370,613  324,818   75,950     7,423    66,228
                             -------   ------  -----  -----  ---------  ---------  -------  -------  --------  --------
Increase (decrease) in
 net assets.................   4,872    8,133    624    890  1,352,138  1,648,801  369,987  111,789    67,136   148,164
Net assets at beginning
 of year....................  36,424   28,291  5,318  4,428  3,126,345  1,477,544  233,888  122,099   554,026   405,862
                             -------   ------  -----  -----  ---------  ---------  -------  -------  --------  --------
Net assets at end of year... $41,296   36,424  5,942  5,318  4,478,483  3,126,345  603,875  233,888   621,162   554,026
                             =======   ======  =====  =====  =========  =========  =======  =======  ========  ========
Change in units (note 5):
 Units purchased............      29       43     11     --    259,536    613,928   27,272   13,528   194,457   259,282
 Units redeemed.............    (107)     (10)    (1)   (22)  (159,093)  (476,679)  (2,771)  (7,650) (193,983) (250,323)
                             -------   ------  -----  -----  ---------  ---------  -------  -------  --------  --------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (78)      33     10    (22)   100,443    137,249   24,501    5,878       474     8,959
                             =======   ======  =====  =====  =========  =========  =======  =======  ========  ========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2


                                                 OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                             -------------------------------------------------------------------------------------
                                OPPENHEIMER
                                  CAPITAL        OPPENHEIMER GLOBAL      OPPENHEIMER MAIN       OPPENHEIMER MAIN
                                APPRECIATION         SECURITIES               STREET            STREET SMALL CAP
                                 FUND/VA --          FUND/VA --             FUND/VA --             FUND/VA --
                               SERVICE SHARES      SERVICE SHARES         SERVICE SHARES         SERVICE SHARES
                             -----------------  --------------------  ----------------------  --------------------
                                                                     YEAR ENDED DECEMBER 31,
                             --------------------------------------------------------------------------------------
                               2010      2009      2010       2009       2010        2009        2010       2009
                             --------  -------  ---------  ---------  ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ (3,985)  (2,423)   (15,868)     3,256     (89,063)     (8,458)   (66,160)    (8,007)
 Net realized gain
   (loss) on investments....    3,143   30,615    237,276    364,675     537,992     666,575    269,021     24,501
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   29,574   48,850    515,769    299,056   1,960,462     567,756  1,547,158    262,487
 Capital gain
   distribution.............       --       --         --     43,388          --          --         --         --
                             --------  -------  ---------  ---------  ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   28,732   77,042    737,177    710,375   2,409,391   1,225,873  1,750,019    278,981
                             --------  -------  ---------  ---------  ----------  ----------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............   46,000   90,390  1,110,689  1,824,939   1,683,922   3,619,042    975,903    665,089
 Death benefits.............       --       --         --     (1,025)         --      (2,396)        --       (348)
 Surrenders.................   (6,273)    (585)  (106,573)   (60,873)   (336,240)   (161,429)  (102,560)   (28,452)
 Administrative expenses....   (1,570)    (853)   (36,385)   (12,256)   (113,865)    (26,802)   (37,305)    (4,552)
 Capital contribution
   (withdrawal).............       --       --         --         --          --          --         --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............   38,593  (24,950)   134,993   (241,300)  5,312,379    (276,299) 5,260,584   (145,442)
                             --------  -------  ---------  ---------  ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...   76,750   64,002  1,102,724  1,509,485   6,546,196   3,152,116  6,096,622    486,295
                             --------  -------  ---------  ---------  ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets.................  105,482  141,044  1,839,901  2,219,860   8,955,587   4,377,989  7,846,641    765,276
Net assets at beginning
 of year....................  252,078  111,034  3,911,475  1,691,615   8,298,063   3,920,074  1,475,463    710,187
                             --------  -------  ---------  ---------  ----------  ----------  ---------  ---------
Net assets at end of year... $357,560  252,078  5,751,376  3,911,475  17,253,650   8,298,063  9,322,104  1,475,463
                             ========  =======  =========  =========  ==========  ==========  =========  =========
Change in units (note 5):
 Units purchased............   14,892   37,594    578,200    784,586   2,377,089   1,747,573  1,209,463    455,781
 Units redeemed.............   (6,421) (27,592)  (466,209)  (636,590) (1,629,537) (1,406,078)  (505,982)  (401,969)
                             --------  -------  ---------  ---------  ----------  ----------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    8,471   10,002    111,991    147,996     747,552     341,495    703,481     53,812
                             ========  =======  =========  =========  ==========  ==========  =========  =========

                              PIMCO VARIABLE
                              INSURANCE TRUST
                             ----------------

                                 ALL ASSET
                               PORTFOLIO --
                               ADVISOR CLASS
                                  SHARES
                             ----------------

                             -----------------
                               2010     2009
                             -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................  19,255    8,903
 Net realized gain
   (loss) on investments....   5,706    9,399
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  13,932   10,027
 Capital gain
   distribution.............      --       --
                             -------  -------
    Increase (decrease)
     in net assets from
     operations.............  38,893   28,329
                             -------  -------
From capital
 transactions (note 4):
 Net premiums............... 115,832   23,664
 Death benefits.............      --       --
 Surrenders.................  (2,895)    (512)
 Administrative expenses....  (2,061)    (652)
 Capital contribution
   (withdrawal).............      --       --
 Transfers between
   subaccounts
   (including fixed
   account), net............  53,048    8,526
                             -------  -------
    Increase (decrease)
     in net assets from
     capital transactions... 163,924   31,026
                             -------  -------
Increase (decrease) in
 net assets................. 202,817   59,355
Net assets at beginning
 of year.................... 175,215  115,860
                             -------  -------
Net assets at end of year... 378,032  175,215
                             =======  =======
Change in units (note 5):
 Units purchased............  31,102   13,575
 Units redeemed............. (16,632) (10,365)
                             -------  -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  14,470    3,210
                             =======  =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2


                                                      PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                             --------------------------------------------------------------------------------------------
                                                          LONG-TERM
                                   HIGH YIELD          U.S. GOVERNMENT          LOW DURATION            TOTAL RETURN
                                  PORTFOLIO --           PORTFOLIO --           PORTFOLIO --            PORTFOLIO --
                              ADMINISTRATIVE CLASS   ADMINISTRATIVE CLASS   ADMINISTRATIVE CLASS    ADMINISTRATIVE CLASS
                                     SHARES                 SHARES                 SHARES                  SHARES
                             ---------------------  ---------------------  ----------------------  ----------------------
                                                                         YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------------------------
                                2010        2009       2010        2009       2010        2009        2010        2009
                             ----------  ---------  ----------  ---------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  249,789    129,433      50,924    148,351      94,966     737,537     922,048     356,067
 Net realized gain
   (loss) on investments....    189,293    242,712     (84,329)   (51,683)    127,900      64,504     248,006      93,581
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............     83,984    227,567     150,377   (292,722)    478,412     158,268    (149,542)     19,199
 Capital gain
   distribution.............         --         --          --    103,987          --     372,162      45,734     160,334
                             ----------  ---------  ----------  ---------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    523,066    599,712     116,972    (92,067)    701,278   1,332,471   1,066,246     629,181
                             ----------  ---------  ----------  ---------  ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............  1,360,888  1,255,258     576,772  1,466,505   3,952,566   8,578,687   8,776,493   4,828,416
 Death benefits.............         --       (678)         --       (667)         --      (5,333)         --      (1,655)
 Surrenders.................   (123,106)   (62,530)    (25,923)   (50,267)   (568,576)   (416,536)   (501,955)   (188,563)
 Administrative expenses....    (28,799)   (10,135)     (6,434)    (9,988)   (140,417)    (67,148)   (132,742)    (32,795)
 Capital contribution
   (withdrawal).............         --         --          --         --          --          --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............    892,501    195,316  (2,545,289)   524,502  (2,363,526)  1,992,925   6,772,500   1,296,028
                             ----------  ---------  ----------  ---------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  2,101,484  1,377,231  (2,000,874) 1,930,085     880,047  10,082,595  14,914,296   5,901,431
                             ----------  ---------  ----------  ---------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................  2,624,550  1,976,943  (1,883,902) 1,838,018   1,581,325  11,415,066  15,980,542   6,530,612
Net assets at beginning
 of year....................  3,125,502  1,148,559   2,982,471  1,144,453  21,087,979   9,672,913  10,764,867   4,234,255
                             ----------  ---------  ----------  ---------  ----------  ----------  ----------  ----------
Net assets at end of year... $5,750,052  3,125,502   1,098,569  2,982,471  22,669,304  21,087,979  26,745,409  10,764,867
                             ==========  =========  ==========  =========  ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............    559,122    530,498     130,431    519,407   2,118,265   3,498,628   2,311,004   1,410,549
 Units redeemed.............   (387,335)  (399,210)   (293,827)  (361,079) (2,054,989) (2,605,180) (1,142,108)   (927,527)
                             ----------  ---------  ----------  ---------  ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    171,787    131,288    (163,396)   158,328      63,276     893,448   1,168,896     483,022
                             ==========  =========  ==========  =========  ==========  ==========  ==========  ==========

                               THE PRUDENTIAL
                                SERIES FUND
                             -----------------


                               JENNISON 20/20
                             FOCUS PORTFOLIO --
                              CLASS II SHARES
                             -----------------

                             ------------------
                               2010     2009
                             -------  --------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................  (4,622)   (3,622)
 Net realized gain
   (loss) on investments....  (2,887)   (8,869)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  25,436   132,895
 Capital gain
   distribution.............      --        --
                             -------  --------
    Increase (decrease)
     in net assets from
     operations.............  17,927   120,404
                             -------  --------
From capital
 transactions (note 4):
 Net premiums...............  13,500    30,189
 Death benefits.............      --        --
 Surrenders.................  (1,336)  (23,805)
 Administrative expenses....  (1,344)     (779)
 Capital contribution
   (withdrawal).............      --        --
 Transfers between
   subaccounts
   (including fixed
   account), net............ (35,085)   15,835
                             -------  --------
    Increase (decrease)
     in net assets from
     capital transactions... (24,265)   21,440
                             -------  --------
Increase (decrease) in
 net assets.................  (6,338)  141,844
Net assets at beginning
 of year.................... 366,171   224,327
                             -------  --------
Net assets at end of year... 359,833   366,171
                             =======  ========
Change in units (note 5):
 Units purchased............  43,043   174,948
 Units redeemed............. (45,450) (173,450)
                             -------  --------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (2,407)    1,498
                             =======  ========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                                                     WELLS FARGO
                             THE PRUDENTIAL SERIES FUND (CONTINUED) VARIABLE TRUST
                             -------------------------------------  --------------
                                                                     WELLS FARGO
                                                                      ADVANTAGE
                                                                       VT OMEGA
                                 JENNISON       NATURAL RESOURCES       GROWTH
                               PORTFOLIO --       PORTFOLIO --         FUND --
                             CLASS II SHARES     CLASS II SHARES       CLASS 2
                             ---------------  --------------------  --------------
                                                                     PERIOD FROM
                                    YEAR ENDED DECEMBER 31,           JULY 16 TO
                             -------------------------------------   DECEMBER 31,
                               2010    2009      2010       2009         2010
                             -------  ------  ---------  ---------  --------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (430)     (3)   (46,115)    77,713         (69)
 Net realized gain
   (loss) on investments....       1    (979)    43,258    (24,435)        376
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   4,542     913    834,446    528,724       2,700
 Capital gain
   distribution.............      --      --         --         --          --
                             -------  ------  ---------  ---------      ------
    Increase (decrease)
     in net assets from
     operations.............   4,113     (69)   831,589    582,002       3,007
                             -------  ------  ---------  ---------      ------
From capital
 transactions (note 4):
 Net premiums...............  39,057      --  1,664,421  1,853,594          --
 Death benefits.............      --      --         --       (324)         --
 Surrenders.................      --      --    (31,093)   (18,289)         --
 Administrative expenses....      --      --    (13,526)    (4,905)        (64)
 Capital contribution
   (withdrawal).............      --      --         --         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............       1  (1,984)  (288,620)  (282,671)     10,679
                             -------  ------  ---------  ---------      ------
    Increase (decrease)
     in net assets from
     capital transactions...  39,058  (1,984) 1,331,182  1,547,405      10,615
                             -------  ------  ---------  ---------      ------
Increase (decrease) in
 net assets.................  43,171  (2,053) 2,162,771  2,129,407      13,622
Net assets at beginning
 of year....................      --   2,053  2,799,786    670,379          --
                             -------  ------  ---------  ---------      ------
Net assets at end of year... $43,171      --  4,962,557  2,799,786      13,622
                             =======  ======  =========  =========      ======
Change in units (note 5):
 Units purchased............   3,726      --    313,591    425,315       2,407
 Units redeemed.............      --    (275)  (221,765)  (298,439)     (1,328)
                             -------  ------  ---------  ---------      ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   3,726    (275)    91,826    126,876       1,079
                             =======  ======  =========  =========      ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                         Notes to Financial Statements

                               December 31, 2010

(1)DESCRIPTION OF ENTITY

   Genworth Life & Annuity VA Separate Account 2 (the "Separate Account") is a separate investment account established on June 5, 2002 by Genworth Life and Annuity Insurance Company ("GLAIC"), pursuant to the laws of the Commonwealth of Virginia. The Separate Account has subaccounts that currently invest in open-end mutual funds ("Portfolios"). Such Portfolios are not sold directly to the general public. The Portfolios are sold to GLAIC, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLAIC. In addition, the Portfolios may be sold to retirement plans. GLAIC uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by GLAIC, as well as other purposes permitted by law.

   Currently, there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund).

   The assets of the Separate Account belong to GLAIC. Nonetheless, GLAIC does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that GLAIC may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of GLAIC's General Account to the extent that the assets of the Separate Account exceed the liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLAIC may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLAIC to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

   The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account.

   Effective November 19, 2010, the Genworth Variable Insurance Trust -- Genworth Columbia Mid Cap Value Fund -- Service Shares changed its name to the Genworth Variable Insurance Trust -- Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares.

   Eaton Vance Variable Trust -- VT Worldwide Health Sciences Fund was liquidated on September 17, 2010.

   On July 16, 2010, the Evergreen Variable Annuity Trust -- Evergreen VA Omega Fund -- Class 2 was liquidated and the cash was reinvested in the Wells Fargo Variable Trust -- Wells Fargo Advantage VT Omega Growth Fund -- Class 2.

   Effective June 1, 2010, as a result of the sale of the asset management business that advised the Van Kampen family of funds to Invesco Ltd., the assets and liabilities of The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares were transferred to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares; and the assets and liabilities of the Van Kampen Life Investment Trust -- Comstock Portfolio -- Class II Shares were transferred to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Comstock Fund -- Series II shares.

   On April 30, 2010, both Genworth Variable Insurance Trust -- Genworth Thornburg International Value Fund -- Service Shares and Genworth Variable Insurance Trust -- Genworth Putnam International Capital Opportunities Fund -- Service Shares were liquidated and the cash was reinvested in Genworth Variable Insurance Trust -- Genworth Enhanced International Index Fund -- Service Shares.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2010


   The Oppenheimer Variable Account Funds -- Oppenheimer MidCap Fund/VA -- Service Shares changed its name to Oppenheimer Variable Account Funds -- Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares effective April 30, 2010.

   As a result of an organizational change, effective April 2010, the name of AIM Variable Insurance Funds was changed to AIM Variable Insurance Funds (Invesco Variable Insurance Funds). In addition, references to the names of certain Portfolios of AIM Variable Insurance Funds were changed as follows:

   AIM V.I. Basic Value Fund -- Series II shares was changed to Invesco V.I. Basic Value Fund -- Series II shares;
   AIM V.I. Capital Appreciation Fund -- Series I shares was changed to Invesco V.I. Capital Appreciation Fund -- Series I shares;
   AIM V.I. Core Equity Fund -- Series I shares was changed to Invesco V.I. Core Equity Fund -- Series I shares; and
   AIM V.I. International Growth Fund -- Series II shares was changed to Invesco V.I. International Growth Fund -- Series II shares.

   Effective December 9, 2009, the following Portfolios were added to the Separate Account:

Genworth Variable Insurance Trust -- Genworth 40/60 Index    Genworth Variable Insurance Trust -- Genworth Growth
  Allocation Fund -- Service Shares                            Allocation Fund -- Service Shares
Genworth Variable Insurance Trust -- Genworth 60/40 Index    Genworth Variable Insurance Trust -- Genworth Moderate
  Allocation Fund -- Service Shares                            Allocation Fund -- Service Shares

   As of December 31, 2010, the following Portfolios were available as investment options for contracts, but not shown on the financial statements due to not having had any activity from January 1, 2009 through December 31, 2010:

GE Investments Funds, Inc. -- Premier Growth Equity Fund --  MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth
  Class 1 Shares                                               Stock Series -- Service Class Shares
AIM Variable Insurance Funds (Invesco Variable Insurance     Oppenheimer Variable Account Funds -- Oppenheimer Small- &
  Funds) -- Invesco Van Kampen V.I. Capital Growth Fund --     Mid-Cap Growth Fund/VA -- Service Shares
  Series II shares

   All designated Portfolios listed above are series type mutual funds.

(2)SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  (A) BASIS OF PRESENTATION

   These financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates. Prior year balances related to fund's liquidated in 2009 are not disclosed in the Statement of Changes in Net Assets as they are no longer active in 2010.

  (B) INVESTMENTS

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally, uses a market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2010


   VALUATION INPUTS: Various inputs are used to determine the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

  .  LEVEL 1 -- quoted prices in active markets for identical securities;

  . LEVEL 2 -- observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk); and

  .  LEVEL 3 -- unobservable inputs.

   The investments of the Separate Account are measured at fair value on a recurring basis. All the investments are categorized as Level 1 as of December 31, 2010.

   Purchases and redemptions of investments are recorded on the Valuation Day the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares. Income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

  (C) UNIT CLASSES

   There are several unit classes of subaccounts based on the variable annuity contract through which the subaccounts are offered. An indefinite number of units in each unit class is authorized. Each unit type has its own expense structure as noted in note 4(a) below. For the contracts that are no longer available for new sales, additional purchase payments may still be accepted under the terms of the contracts.

  (D) FEDERAL INCOME TAXES

   The operations of the Separate Account are a part of, and taxed with, the operations of GLAIC. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLAIC is taxed as a life insurance company under the Code.

  (E) PAYMENTS DURING ANNUITIZATION

   Net assets allocated to the contracts in variable payout stages ("variable annuitization") are computed in accordance with the mortality tables in effect at the time of contract issue. The default assumed interest rate is an effective annual rate of 3% for all variable annuitizations paid on a life contingency basis, with the exception of those contract owners who have annuitized while electing the Payment Optimizer Plus rider option. Under this rider option, the assumed investment rate is 4%. The mortality risk is fully borne by GLAIC and may result in amounts transferred from GLAIC's General Account to the Separate Account should annuitants live longer than assumed. GLAIC may transfer amounts from the Separate Account to its General Account should the contracts experience higher mortality than assumed.

  (F) SUBSEQUENT OF EVENTS

   In January 2011, Genworth Financial announced that its insurance company subsidiaries, including GLAIC, would discontinue new sales of the variable annuity products but would continue to service existing blocks of business. However, MyClearCourse(R), a variable annuity product, remains available for new sales. The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2010


(3)PURCHASES AND SALES OF INVESTMENTS

   The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2010 were:

                            COST OF     PROCEEDS
                             SHARES       FROM
FUND/PORTFOLIO              ACQUIRED   SHARES SOLD
--------------            ------------ -----------
AIM Variable Insurance
  Funds (Invesco
  Variable Insurance
  Funds)
  Invesco V.I. Basic
   Value Fund -- Series
   II shares............. $         53 $     3,684
  Invesco V.I. Capital
   Appreciation Fund --
   Series I shares.......       39,357         438
  Invesco V.I. Core
   Equity Fund -- Series
   I shares..............      517,538      38,754
  Invesco V.I.
   International Growth
   Fund -- Series II
   shares................    5,161,149   5,105,526
  Invesco Van Kampen
   V.I. Comstock Fund --
   Series II shares......    1,520,164   1,164,946
  Invesco Van Kampen
   V.I. Equity and
   Income Fund -- Series
   II shares.............      570,789     490,407
AllianceBernstein
  Variable Products
  Series Fund, Inc.
  AllianceBernstein
   Balanced Wealth
   Strategy Portfolio --
   Class B...............      546,220     353,320
  AllianceBernstein
   Global Thematic
   Growth Portfolio --
   Class B...............       20,963      10,615
  AllianceBernstein
   Growth and Income
   Portfolio -- Class B..       52,125      73,144
  AllianceBernstein
   International Value
   Portfolio -- Class B..    8,469,828   7,211,780
  AllianceBernstein
   Large Cap Growth
   Portfolio -- Class B..          405      10,679
  AllianceBernstein
   Small Cap Growth
   Portfolio -- Class B..    1,148,157     266,677
American Century
  Variable Portfolios
  II, Inc.
  VP Inflation
   Protection Fund --
   Class II..............   10,802,907  12,339,180
BlackRock Variable
  Series Funds, Inc.
  BlackRock Basic Value
   V.I. Fund -- Class
   III Shares............      705,577     105,584
  BlackRock Global
   Allocation V.I. Fund
   -- Class III Shares...  180,181,886  51,404,042
  BlackRock Large Cap
   Growth V.I. Fund --
   Class III Shares......           95         287
  BlackRock Value
   Opportunities V.I.
   Fund -- Class III
   Shares................       13,030      46,974
Columbia Funds Variable
  Insurance Trust I
  Columbia Marsico
   Growth Fund, Variable
   Series -- Class A.....    1,009,197     341,135
  Columbia Marsico
   International
   Opportunities Fund,
   Variable Series --
   Class B...............    4,393,591   3,744,554
Eaton Vance Variable
  Trust
  VT Floating -- Rate
   Income Fund...........    4,406,131   5,452,541
  VT Worldwide Health
   Sciences Fund.........        2,344      69,129
Evergreen Variable
  Annuity Trust
  Evergreen VA Omega
   Fund -- Class 2.......        4,288      12,780
Federated Insurance
  Series
  Federated High Income
   Bond Fund II --
   Service Shares........      191,088      33,896
  Federated Kaufmann
   Fund II -- Service
   Shares................    6,056,867   3,989,077
Fidelity(R) Variable
  Insurance Products Fund
  VIP Balanced Portfolio
   -- Service Class 2....    2,453,185   1,925,407
  VIP Contrafund(R)
   Portfolio -- Service
   Class 2...............    1,571,779     861,514
  VIP Dynamic Capital
   Appreciation
   Portfolio -- Service
   Class 2...............        7,862      38,460
  VIP Equity-Income
   Portfolio -- Service
   Class 2...............      333,083     362,992
  VIP Growth & Income
   Portfolio -- Service
   Class 2...............       36,770      32,309
  VIP Growth Portfolio
   -- Service Class 2....          671       2,333
  VIP Investment Grade
   Bond Portfolio --
   Service Class 2.......      885,010     967,178
  VIP Mid Cap Portfolio
   -- Service Class 2....    2,466,321     825,474
  VIP Value Strategies
   Portfolio -- Service
   Class 2...............        3,543      39,249

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2010

                             COST OF     PROCEEDS
                              SHARES       FROM
FUND/PORTFOLIO               ACQUIRED   SHARES SOLD
--------------             ------------ -----------
Franklin Templeton
  Variable Insurance
  Products Trust
  Franklin Income
   Securities Fund --
   Class 2 Shares......... $ 21,143,229 $21,973,096
  Franklin Templeton VIP
   Founding Funds
   Allocation Fund --
   Class 2 Shares.........    4,212,660   4,880,119
  Mutual Shares
   Securities Fund --
   Class 2 Shares.........    6,917,399   7,018,338
  Templeton Growth
   Securities Fund --
   Class 2 Shares.........      329,734     161,493
GE Investments Funds,
  Inc.
  Core Value Equity Fund
   -- Class 1 Shares......          488      23,837
  Income Fund -- Class 1
   Shares.................       14,795      21,105
  Mid-Cap Equity Fund --
   Class 1 Shares.........      182,282     202,768
  Money Market Fund.......   60,346,861  47,132,148
  Real Estate Securities
   Fund -- Class 1 Shares.    3,080,362   2,346,687
  S&P 500(R) Index Fund...      242,415     337,897
  Small-Cap Equity Fund
   -- Class 1 Shares......       21,164      21,965
  Total Return Fund --
   Class 3 Shares.........  221,595,436  92,673,608
  U.S. Equity Fund --
   Class 1 Shares.........       93,788      82,987
Genworth Variable
  Insurance Trust
  Genworth 40/60 Index
   Allocation Fund --
   Service Shares.........   45,904,156   9,228,419
  Genworth 60/40 Index
   Allocation Fund --
   Service Shares.........   49,528,170   9,642,683
  Genworth Calamos
   Growth Fund --
   Service Shares.........    7,658,181   5,013,207
  Genworth Davis NY
   Venture Fund --
   Service Shares.........    2,024,338   1,143,463
  Genworth Eaton Vance
   Large Cap Value Fund
   -- Service Shares......    6,391,410   6,740,207
  Genworth Enhanced
   International Index
   Fund -- Service Shares.    7,135,685   5,756,987
  Genworth Goldman Sachs
   Enhanced Core Bond
   Index Fund -- Service
   Shares.................   22,951,252  13,633,778
  Genworth Growth
   Allocation Fund --
   Service Shares.........   47,785,139   7,469,205
  Genworth Legg Mason
   ClearBridge
   Aggressive Growth
   Fund -- Service Shares.    6,687,508   8,789,731
  Genworth Moderate
   Allocation Fund --
   Service Shares.........   42,507,837   7,071,454
  Genworth PIMCO
   StocksPLUS Fund --
   Service Shares.........   22,425,433  15,026,153
  Genworth PYRAMIS(R)
   Small/Mid Cap Core
   Fund -- Service Shares.    6,336,233   4,505,893
  Genworth Putnam
   International Capital
   Opportunities Fund --
   Service Shares.........    1,643,169   3,356,993
  Genworth Thornburg
   International Value
   Fund -- Service Shares.    3,085,121   4,553,982
Janus Aspen Series
  Balanced Portfolio --
   Service Shares.........    5,359,776   4,001,230
  Forty Portfolio --
   Service Shares.........    7,405,156   9,438,351
Legg Mason Partners
  Variable Equity Trust
  Legg Mason ClearBridge
   Variable Aggressive
   Growth Portfolio --
   Class II...............       34,047       2,121
  Legg Mason ClearBridge
   Variable Equity
   Income Builder
   Portfolio -- Class II..      111,240     111,968
  Legg Mason ClearBridge
   Variable Fundamental
   All Cap Value
   Portfolio -- Class I...          888       1,308
MFS(R) Variable
  Insurance Trust
  MFS(R) Investors Trust
   Series -- Service
   Class Shares...........          153          67
  MFS(R) Total Return
   Series -- Service
   Class Shares...........    2,568,485   1,492,182
  MFS(R) Utilities
   Series -- Service
   Class Shares...........      369,718      38,724
Oppenheimer Variable
  Account Funds
  Oppenheimer Balanced
   Fund/VA -- Service
   Shares.................    1,301,000   1,296,293
  Oppenheimer Capital
   Appreciation Fund/VA
   -- Service Shares......      138,010      65,241
  Oppenheimer Global
   Securities Fund/VA --
   Service Shares.........    5,595,393   4,499,359
  Oppenheimer Main
   Street Fund/VA --
   Service Shares.........   20,837,287  14,357,956
  Oppenheimer Main
   Street Small Cap
   Fund/VA -- Service
   Shares.................   10,580,915   4,546,527

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2010

                           COST OF     PROCEEDS
                            SHARES       FROM
FUND/PORTFOLIO             ACQUIRED   SHARES SOLD
--------------            ----------- -----------
PIMCO Variable Insurance
  Trust
  All Asset Portfolio --
   Advisor Class Shares.. $   383,326 $   209,237
  High Yield Portfolio
   -- Administrative
   Class Shares..........   6,973,683   4,633,873
  Long-Term U.S.
   Government Portfolio
   -- Administrative
   Class Shares..........   1,792,251   3,731,336
  Low Duration Portfolio
   -- Administrative
   Class Shares..........  25,522,778  24,523,801
  Total Return Portfolio
   -- Administrative
   Class Shares..........  31,078,129  15,219,028
The Prudential Series
  Fund
  Jennison 20/20 Focus
   Portfolio -- Class II
   Shares................     399,500     428,388
  Jennison Portfolio --
   Class II Shares.......      39,063         434
  Natural Resources
   Portfolio -- Class II
   Shares................   3,964,950   2,677,760
Wells Fargo Variable
  Trust
  Wells Fargo Advantage
   VT Omega Growth Fund
   -- Class 2............      24,282      13,736

(4)RELATED PARTY TRANSACTIONS

  (A) GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

   Net purchase payments (premiums) transferred from GLAIC to the Separate Account represent premiums recorded by GLAIC on its flexible premium variable deferred and immediate annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until the contracts are surrendered.

   Some contracts permit contract owners to elect to allocate assets to a Guarantee Account that is part of the General Account of GLAIC. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Separate Account and in certain instances transfer amounts from the subaccounts of the Separate Account to the Guarantee Account.

   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLAIC assumes, as well as any additional benefits provided under the contract such as optional benefits, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges, as well as through certain electable rider options, are assessed through the daily unit value calculation. Those fees are assessed on the contract owner's daily average net assets in the Separate Account. Other charges assessed to cover certain other administrative expenses, as well as certain optional riders, are assessed by the redemption of units. Note (6) presents the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis.

   The Separate Account assesses charges associated with the contracts issued. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account.

 MORTALITY AND EXPENSE RISK CHARGE      1.00% -- 2.45% of the daily value of
 (INCLUDING BENEFIT RIDERS)             the assets invested in each Portfolio
 This charge is assessed through a      (fund).
 reduction in unit values.

 ADMINISTRATIVE CHARGE                  0.00% -- 0.25% of the daily value of
 This charge is assessed through a      the assets invested in each fund.
 reduction in unit values.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2010

 ANNUAL ADMINISTRATIVE CHARGE           $0 -- $25 per contract year.
 This charge is assessed through a
 redemption in units.

 SURRENDER CHARGE                       0.00% -- 9.00% on the value of the
 This charge is assessed through a      accumulation units purchased.
 redemption in units.

  (B) ACCRUED EXPENSES PAYABLE TO AFFILIATE

   Charges and deductions made under the contracts for services and benefits unpaid at year end are accrued and payable to GLAIC.

  (C) CAPITALIZATION

   Affiliates of the Separate Account have capitalized certain portfolios of Genworth Variable Insurance Trust. The capitalized portfolios of Genworth Variable Insurance Trust have been entirely liquidated during 2010.

  (D) BONUS CREDIT

   For certain contracts, transfers from the General Account for payments by GLAIC were paid in the form of bonus credits. Bonus credits are amounts that are added by GLAIC to the premium payments received from contract owners.

  (E) CAPITAL BROKERAGE CORPORATION

   Capital Brokerage Corporation ("CBC"), an affiliate of GLAIC, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulation Authority ("FINRA"). CBC serves as the distributor and principal underwriter for variable annuity contracts, variable life insurance policies and certain guaranteed income annuity contracts issued by GLAIC. CBC also serves as distributor and principal underwriter for the Genworth Variable Insurance Trust. GLAIC pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLAIC are also officers and directors of CBC.

  (F) GENWORTH VARIABLE INSURANCE TRUST

   Genworth Variable Insurance Trust (the "Fund") is an open-end diversified management investment company. Genworth Financial Wealth Management ("GFWM") is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and is a wholly-owned subsidiary of Genworth Financial, Inc. GFWM currently serves as investment adviser to the Fund. As compensation for its services, GFWM is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate for the following series as follows: 0.10% for the Genworth 40/60 Index Allocation Fund -- Service Shares, 0.10% for the Genworth 60/40 Index Allocation Fund -- Service Shares, 0.75% for the Genworth Calamos Growth Fund -- Service Shares, 0.50% for the Genworth Davis NY Venture Fund -- Service Shares, 0.50% for the Genworth Eaton Vance Large Cap Value Fund -- Service Shares, 0.08% for the Genworth Enhanced International Index Fund -- Service Shares, 0.30% for the Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares, 0.05% for the Genworth Growth Allocation Fund -- Service Shares, 0.45% for the Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares, 0.05% for the Genworth Moderate Allocation Fund -- Service Shares, 0.35% for the Genworth PIMCO StocksPLUS Fund -- Service Shares and 0.60% for the Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares.

(5)CAPITAL TRANSACTIONS

   All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2010


   The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2010 and 2009 are reflected in the Statements of Changes in Net Assets.

(6)FINANCIAL HIGHLIGHTS

   GLAIC's variable annuity products have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values and total returns. A summary by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios and total return ratios for the years or lesser periods ended December 31, 2010, 2009, 2008, 2007 and 2006 follows. This information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented due to the timing of the introduction of new products. Financial highlights are only disclosed for subaccounts that had outstanding units as of December 31, 2010 and were available to contract owners during 2010.

                                    EXPENSES AS A                              NET   INVESTMENT
                                     % OF AVERAGE                             ASSETS   INCOME
                                    NET ASSETS (1)  UNITS      UNIT VALUE      000S  RATIO (2)    TOTAL RETURN (3)
                                    -------------- ------- ------------------ ------ ---------- --------------------
AIM Variable Insurance Funds
  (Invesco Variable Insurance
  Funds)
 Invesco V.I. Basic Value
   Fund -- Series II shares
   2010............................ 1.15% to 1.15%   1,909  8.34 to      8.34    16    0.34%       5.72% to    5.72%
   2009............................ 1.15% to 1.15%   2,323  7.89 to      7.89    18    1.29%      46.04% to   46.04%
   2008............................ 1.15% to 1.15%   2,027   5.4 to       5.4    11    2.36%    (52.46)% to (52.46)%
   2007............................ 1.15% to 1.15%   1,754 11.36 to     11.36    20    0.53%       0.19% to    0.19%
 Invesco V.I. Capital Appreciation
   Fund --  Series I shares
   2010............................ 1.15% to 1.15%   4,749   9.3 to       9.3    44    0.76%      14.16% to   14.16%
 Invesco V.I. Core Equity Fund --
    Series I shares
   2010............................ 1.15% to 1.95%  53,513 11.44 to     12.56   637    0.92%       8.30% to    7.42%
   2009............................ 1.65% to 1.95%  11,535 10.38 to      11.7   120    1.80%      26.18% to   31.14%
   2008............................ 1.35% to 1.65%  12,420  6.68 to      8.23   102    2.67%    (31.09)% to (31.30)%
 Invesco V.I. International Growth
   Fund -- Series II shares
   2010............................ 1.15% to 2.70% 376,742 12.14 to      8.59 4,404    1.94%      11.31% to    9.57%
   2009............................ 1.15% to 2.70% 381,264  10.9 to      7.84 3,959    1.69%      33.36% to   31.27%
   2008............................ 1.15% to 2.70% 238,137  8.18 to      5.98 1,801    0.47%    (41.22)% to (42.14)%
   2007............................ 1.15% to 2.70% 228,655 13.91 to     10.33 2,863    0.55%      13.09% to    4.91%
   2006............................ 1.15% to 2.10%  44,786 12.30 to     12.24   550    1.25%      15.64% to   15.17%
 Invesco Van Kampen V.I.
   Comstock Fund --
   Series II shares
   2010............................ 1.15% to 1.90%  72,569    10 to      9.66   757    0.10%      14.37% to   13.50%
   2009............................ 1.15% to 2.40%  36,519  8.75 to      7.17   316    4.49%      26.93% to   25.33%
   2008............................ 1.15% to 2.40%  18,299  6.89 to      5.72   124    2.65%    (36.54)% to (37.35)%
   2007............................ 1.15% to 2.70% 195,077 10.86 to      9.11 1,971    0.35%     (3.47)% to (13.01)%
   2006............................ 1.15% to 2.10%  11,716 11.25 to     11.19   131    0.00%       9.49% to    9.05%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2010

                                  EXPENSES AS A                              NET   INVESTMENT
                                   % OF AVERAGE                             ASSETS   INCOME
                                  NET ASSETS (1)  UNITS      UNIT VALUE      000S  RATIO (2)    TOTAL RETURN (3)
                                  -------------- ------- ------------------ ------ ---------- --------------------
 Invesco Van Kampen V.I. Equity
   and Income Fund --
   Series II shares
   2010.......................... 1.15% to 2.40% 196,002 10.02 to      9.56 1,915    1.89%      10.74% to    9.34%
   2009.......................... 1.15% to 2.40% 186,798  9.05 to      8.75 1,660    2.86%      21.08% to   19.55%
   2008.......................... 1.15% to 2.40%  15,743  7.47 to      7.32   116    2.93%    (23.57)% to (24.54)%
   2007.......................... 1.15% to 2.40%  15,161  9.78 to      9.69   147    0.52%     (3.30)% to  (4.52)%
AllianceBernstein Variable
  Products Series Fund, Inc.
 AllianceBernstein Balanced
   Wealth Strategy Portfolio --
   Class B
   2010.......................... 1.15% to 2.40% 259,071  9.44 to      8.92 2,409    2.47%       9.03% to    7.65%
   2009.......................... 1.15% to 2.40% 239,572  8.66 to      8.29 2,049    0.87%      23.02% to   21.46%
   2008.......................... 1.15% to 2.40% 183,436  7.04 to      6.82 1,277    3.02%    (31.01)% to (31.88)%
   2007.......................... 1.15% to 2.40%  83,029  10.2 to     10.01   843    0.00%       6.19% to    0.44%
 AllianceBernstein Global
   Thematic Growth
   Portfolio --Class B
   2010.......................... 1.15% to 1.85%   4,806 12.52 to     12.12    60    1.56%      17.22% to   16.39%
   2009.......................... 1.15% to 1.85%   3,612 10.68 to     10.41    38    0.00%      51.38% to   50.31%
   2008.......................... 1.85% to 1.85%     605  6.93 to      6.93     4    0.00%    (48.44)% to (48.44)%
 AllianceBernstein Growth and
   Income Portfolio -- Class B
   2010.......................... 1.15% to 1.35%   4,502  9.38 to       9.3    42    0.00%      11.50% to   11.28%
   2009.......................... 1.15% to 1.15%   6,709  8.42 to      8.42    56    3.35%      18.97% to   18.97%
   2008.......................... 1.15% to 1.15%   3,114  7.07 to       5.7    22    3.98%    (41.38)% to (41.38)%
   2007.......................... 1.15% to 1.15%   2,323 12.07 to     12.07    28    0.69%       3.65% to    3.65%
 AllianceBernstein International
   Value Portfolio -- Class B
   2010.......................... 1.15% to 2.70% 831,429  8.14 to      5.92 6,601    3.24%       3.10% to    1.49%
   2009.......................... 1.15% to 2.70% 647,852   7.9 to      5.83 5,014    1.40%      32.81% to   30.73%
   2008.......................... 1.15% to 2.70% 458,089  5.95 to      4.46 2,543    2.06%    (53.82)% to (54.55)%
   2007.......................... 1.15% to 2.70% 543,187 12.88 to      9.82 6,325    1.44%       4.38% to  (2.74)%
   2006.......................... 1.15% to 2.10%  85,282 12.34 to     12.28 1,050    0.00%      16.08% to   15.61%
 AllianceBernstein Large Cap
   Growth Portfolio -- Class B
   2010.......................... 1.15% to 1.15%  15,287 10.69 to     10.69   163    0.27%       8.57% to    8.57%
   2009.......................... 1.15% to 1.15%  16,149  9.84 to      9.84   159    0.00%      35.53% to   35.53%
   2008.......................... 1.15% to 1.15%  16,201  7.26 to      7.26   118    0.00%    (40.52)% to (40.52)%
   2007.......................... 1.15% to 1.15%  10,348 12.21 to     12.21   126    0.00%      12.30% to   12.30%
 AllianceBernstein Small Cap
   Growth Portfolio -- Class B
   2010.......................... 1.15% to 1.90%  87,914 12.44 to     12.02 1,147    0.00%      35.02% to   34.00%
   2009.......................... 1.15% to 1.90%   7,996  9.21 to      8.97    75    0.00%      39.66% to   33.42%
   2008.......................... 1.35% to 1.35%     145  6.56 to      6.56     1    0.00%    (46.36)% to (46.36)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2010

                             EXPENSES AS A                                 NET    INVESTMENT
                              % OF AVERAGE                                ASSETS    INCOME
                             NET ASSETS (1)   UNITS        UNIT VALUE      000S   RATIO (2)    TOTAL RETURN (3)
                             -------------- ---------- ------------------ ------- ---------- --------------------
American Century Variable
  Portfolios II, Inc.
 VP Inflation Protection
   Fund --Class II
   2010..................... 1.15% to 2.70%    708,282 12.18 to     10.34   8,286    1.64%      3.89% to    2.26%
   2009..................... 1.15% to 2.70%    856,164 11.72 to     10.11   9,638    1.82%      8.97% to    7.26%
   2008..................... 1.15% to 2.70%    397,290 10.75 to      9.43   4,114    0.28%    (2.74)% to  (8.42)%
BlackRock Variable Series
  Funds, Inc.
 BlackRock Basic Value V.I.
   Fund -- Class III Shares
   2010..................... 1.15% to 1.95%     88,571   10.56 to   13.33     985    1.98%     11.22% to   10.32%
   2009..................... 1.15% to 1.95%     29,385     9.5 to   12.08     300    1.81%     29.36% to   38.72%
   2008..................... 1.15% to 1.65%     18,398    7.34 to    7.25     135    2.12%   (37.64)% to (37.95)%
   2007..................... 1.15% to 1.15%     15,320   11.77 to   11.77     180    1.86%      0.36% to    0.36%
   2006..................... 1.15% to 2.10%     16,708   11.73 to   11.67     196    3.37%     13.47% to   13.01%
 BlackRock Global
   Allocation V.I. Fund --
   Class III Shares
   2010..................... 1.15% to 2.70% 16,925,748   13.24 to   10.72 202,688    1.85%      8.50% to    6.80%
   2009..................... 1.15% to 2.70%  5,636,623    12.2 to   10.04  62,536    2.20%     19.53% to   17.65%
   2008..................... 1.15% to 2.70%  3,596,876   10.21 to    8.53  33,457    2.68%   (20.60)% to (21.84)%
   2007..................... 1.15% to 2.70%  1,913,950   12.86 to   10.91  21,745    7.83%     15.44% to   13.92%
   2006..................... 1.15% to 2.10%    105,358   11.14 to   11.08   1,169    5.02%      7.95% to    7.51%
 BlackRock Large Cap
   Growth V.I. Fund --
   Class III Shares
   2010..................... 1.35% to 1.35%      2,441    9.58 to    9.58      23    0.45%     13.55% to   13.55%
   2009..................... 1.35% to 1.35%      2,441    8.44 to    8.44      21    0.36%     24.92% to   24.92%
   2008..................... 1.35% to 1.35%      2,441    6.76 to    6.76      16    0.24%   (41.69)% to (41.69)%
   2007..................... 1.35% to 1.35%      2,441   11.59 to   11.59      28    0.06%      6.60% to    6.60%
 BlackRock Value
   Opportunities V.I.
   Fund -- Class III Shares
   2010..................... 1.15% to 1.85%     13,410   10.12 to     9.8     135    0.46%     26.84% to   25.94%
   2009..................... 1.15% to 1.85%     16,939    7.98 to    7.78     135    0.88%     26.59% to   25.69%
   2008..................... 1.15% to 1.85%      5,696     6.3 to    6.19      36   25.68%   (40.90)% to (41.32)%
Columbia Funds Variable
  Insurance Trust I
 Columbia Marsico Growth
   Fund, Variable
   Series -- Class A
   2010..................... 1.15% to 1.95%    118,791   11.38 to   13.75   1,418    0.12%     20.15% to   19.18%
   2009..................... 1.15% to 1.95%     52,966    9.47 to   11.54     523    0.70%     25.21% to   28.07%
   2008..................... 1.15% to 1.65%     28,294    7.56 to    7.47     213    0.23%   (40.15)% to (40.45)%
   2007..................... 1.15% to 1.15%     12,727   12.63 to   12.63     161    0.09%     16.12% to   16.12%
   2006..................... 1.15% to 2.10%      3,264   10.88 to   10.83      36    0.00%     10.07% to    9.62%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2010

                                 EXPENSES AS A                              NET   INVESTMENT
                                  % OF AVERAGE                             ASSETS   INCOME
                                 NET ASSETS (1)  UNITS      UNIT VALUE      000S  RATIO (2)    TOTAL RETURN (3)
                                 -------------- ------- ------------------ ------ ---------- --------------------
 Columbia Marsico International
   Opportunities Fund, Variable
   Series -- Class B
   2010......................... 1.15% to 2.70% 367,286 11.09 to       8.4 3,938     0.72%     12.42% to   10.66%
   2009......................... 1.15% to 2.70% 303,930  9.86 to      7.59 2,905     1.79%     36.36% to   34.22%
   2008......................... 1.15% to 2.70% 201,048  7.23 to      5.65 1,377    11.35%   (49.08)% to (49.88)%
   2007......................... 1.15% to 2.70% 223,998  14.2 to     11.28 2,941     1.32%     18.23% to   19.62%
   2006......................... 1.15% to 2.10%  38,370 12.01 to     11.95   459     1.12%     15.25% to   14.78%
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund
   2010......................... 1.15% to 1.95% 205,459 11.43 to      11.9 2,331     4.13%      7.87% to    6.99%
   2009......................... 1.15% to 2.70% 312,907 10.59 to      9.71 3,283     4.48%     42.65% to   40.42%
   2008......................... 1.15% to 2.70% 161,494  7.43 to      6.92 1,175     5.59%   (27.98)% to (29.10)%
   2007......................... 1.15% to 2.70% 155,091 10.31 to      9.76 1,560     3.18%      0.39% to  (3.61)%
   2006......................... 1.15% to 2.10%   1,054 10.27 to     10.21    11     0.46%      2.25% to    1.83%
Federated Insurance Series
 Federated High Income Bond
   Fund II -- Service Shares
   2010......................... 1.15% to 1.35%  18,146 13.63 to     13.51   247     6.25%     13.07% to   12.84%
   2009......................... 1.15% to 1.35%   6,507 12.06 to     11.97    78     0.00%     50.72% to   50.42%
 Federated Kaufmann Fund II --
   Service Shares
   2010......................... 1.15% to 2.70% 439,502 11.57 to      8.94 5,052     0.00%     16.39% to   14.57%
   2009......................... 1.15% to 2.70% 226,286  9.94 to      7.81 2,224     0.00%     27.62% to   25.62%
   2008......................... 1.15% to 2.70% 138,780  7.79 to      6.21 1,012     0.06%   (42.58)% to (50.87)%
   2007......................... 1.15% to 1.15%   1,044 13.56 to     13.56    14     0.00%     19.23% to   19.23%
Fidelity(R) Variable Insurance
  Products Fund
 VIP Balanced Portfolio --
   Service Class 2
   2010......................... 1.15% to 2.40% 293,848 12.21 to     10.03 3,393     2.35%     16.40% to   14.93%
   2009......................... 1.15% to 2.40% 243,178 10.49 to      8.73 2,462     2.14%     36.73% to   35.00%
   2008......................... 1.15% to 2.40% 235,513  7.67 to      6.46 1,724     2.89%   (34.91)% to (35.73)%
   2007......................... 1.15% to 2.40% 172,750 11.79 to     10.06 1,938     3.53%      7.46% to    0.86%
   2006......................... 1.15% to 2.10%  22,871 10.97 to     10.91   250     0.00%      7.81% to    7.37%
 VIP Contrafund(R) Portfolio --
   Service Class 2
   2010......................... 1.15% to 1.85% 240,618 11.16 to     10.81 2,668     1.15%     15.58% to   14.77%
   2009......................... 1.15% to 2.40% 165,915  9.65 to      8.12 1,589     1.43%     33.91% to   32.22%
   2008......................... 1.15% to 2.40% 109,812  7.21 to      6.14   785     0.41%   (43.35)% to (44.07)%
   2007......................... 1.15% to 2.70% 245,619 12.73 to     10.96 2,994     8.89%     15.94% to   14.58%
   2006......................... 1.15% to 2.10%  24,607 10.98 to     10.92   269     0.85%      8.30% to    7.86%
 VIP Dynamic Capital
   Appreciation Portfolio --
   Service Class 2
   2010......................... 1.65% to 1.65%  19,153 10.27 to     10.27   197     0.22%     16.04% to   16.04%
   2009......................... 1.65% to 1.65%  22,125  8.85 to      8.85   196     0.02%     33.55% to   33.55%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2010

                                  EXPENSES AS A                               NET   INVESTMENT
                                   % OF AVERAGE                              ASSETS   INCOME
                                  NET ASSETS (1)   UNITS      UNIT VALUE      000S  RATIO (2)    TOTAL RETURN (3)
                                  -------------- --------- ----------------- ------ ---------- --------------------
 VIP Equity-Income
   Portfolio  -- Service Class 2
   2010.......................... 1.15% to 1.65%    18,818  9.56 to     9.35    179    1.55%     13.60% to   13.02%
   2009.......................... 1.15% to 2.40%    22,525  8.42 to     6.64    188    2.74%     28.39% to   26.77%
   2008.......................... 1.15% to 2.40%    16,339  6.56 to     5.24    106    0.25%   (43.47)% to (44.19)%
   2007.......................... 1.15% to 2.70%   158,727  11.6 to     9.37  1,695    3.44%      0.09% to  (9.28)%
 VIP Growth & Income
   Portfolio -- Service Class 2
   2010.......................... 1.15% to 1.15%     5,619 10.14 to    10.14     57    0.41%     13.23% to   13.23%
   2009.......................... 1.15% to 1.15%     5,141  8.96 to     8.96     46    1.08%     25.55% to   25.55%
 VIP Growth Portfolio --
   Service Class 2
   2010.......................... 1.15% to 1.65%     7,608 10.89 to    10.65     83    0.38%     22.44% to   21.82%
   2009.......................... 1.15% to 1.65%     7,712   8.9 to     8.74     68    0.30%     26.49% to   25.85%
   2008.......................... 1.15% to 1.65%     7,726  7.03 to     6.94     54    0.53%   (47.92)% to (48.18)%
   2007.......................... 1.15% to 1.15%    17,989  13.5 to     13.5    243    0.10%     25.20% to   25.20%
 VIP Investment Grade Bond
   Portfolio -- Service Class 2
   2010.......................... 1.15% to 1.85%    59,451 11.73 to    11.43    694    3.45%      6.31% to    5.56%
   2009.......................... 1.15% to 2.40%    67,752 11.04 to    10.67    742    7.61%     14.14% to   12.70%
   2008.......................... 1.15% to 2.40%    14,092  9.67 to     9.47    136    3.89%    (4.57)% to  (5.78)%
   2007.......................... 1.15% to 2.70%   155,966 10.13 to    10.03  1,572    0.06%      1.94% to    0.40%
 VIP Mid Cap Portfolio --
   Service Class 2
   2010.......................... 1.15% to 1.95%   209,463 13.06 to    14.78  2,739    0.49%     27.09% to   26.07%
   2009.......................... 1.15% to 2.40%    69,626 10.27 to     8.49    713    1.41%     38.15% to   36.40%
   2008.......................... 1.15% to 2.40%    16,805  7.44 to     6.22    124    4.27%   (40.30)% to (41.06)%
   2007.......................... 1.15% to 2.70%    81,675 12.46 to    10.54    961    0.44%     14.00% to    8.08%
   2006.......................... 1.15% to 2.10%     3,034 10.93 to    10.87     33    0.00%      6.98% to    6.54%
 VIP Value Strategies
   Portfolio -- Service Class 2
   2010.......................... 1.15% to 1.15%    13,681 11.07 to    11.07    152    0.26%     24.89% to   24.89%
   2009.......................... 1.15% to 1.15%    16,949  8.87 to     8.87    150    0.42%     55.35% to   55.35%
   2008.......................... 1.15% to 1.15%     5,251  5.71 to     5.71     30   15.93%   (51.85)% to (51.85)%
   2007.......................... 1.15% to 1.15%     5,262 11.85 to    11.85     62    0.15%      4.22% to    4.22%
Franklin Templeton Variable
  Insurance Products Trust
 Franklin Income Securities
   Fund -- Class 2 Shares
   2010.......................... 1.15% to 2.70% 1,928,487 11.97 to     9.52 21,662    6.67%     11.38% to    9.63%
   2009.......................... 1.15% to 2.70% 2,104,428 10.75 to     8.68 21,371    8.17%     34.04% to   31.94%
   2008.......................... 1.15% to 2.70% 2,464,154  8.02 to     6.58 18,771    6.17%   (30.47)% to (31.56)%
   2007.......................... 1.15% to 2.70% 1,680,403 11.54 to     9.62 18,227    2.79%      2.56% to  (5.65)%
   2006.......................... 1.15% to 2.10%   237,842 11.25 to    11.19  2,667    0.00%      7.97% to    7.53%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2010

                                  EXPENSES AS A                            NET   INVESTMENT
                                   % OF AVERAGE                           ASSETS   INCOME
                                  NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                  -------------- --------- -------------- ------ ---------- --------------------
 Franklin Templeton VIP Founding
   Funds Allocation Fund --
   Class 2 Shares
   2010.......................... 1.15% to 2.70%   839,663  8.83 to  8.35  7,238   2.07%       8.99% to    7.28%
   2009.......................... 1.15% to 2.70%   922,700  8.10 to  7.78  7,353   2.56%      28.75% to   26.74%
   2008.......................... 1.15% to 2.70% 1,048,918  6.29 to  6.14  6,534   2.50%    (36.61)% to (37.60)%
   2007.......................... 1.15% to 2.70%   664,282  9.93 to  9.84  6,559   0.00%     (2.17)% to  (4.89)%
 Mutual Shares Securities Fund --
    Class 2 Shares
   2010.......................... 1.15% to 2.70%   709,220  9.92 to  7.76  6,968   1.51%       9.92% to    8.19%
   2009.......................... 1.15% to 2.70%   737,126  9.02 to  7.17  6,546   1.82%      24.60% to   22.65%
   2008.......................... 1.15% to 2.70%   455,240  7.24 to  5.85  3,135   1.59%    (37.83)% to (38.81)%
   2007.......................... 1.15% to 2.00%    87,552 11.65 to 11.49  1,016   1.96%       2.28% to    1.40%
   2006.......................... 1.15% to 2.10%    30,331 11.39 to 11.33    345   0.00%      10.71% to   10.26%
 Templeton Growth Securities
   Fund -- Class 2 Shares
   2010.......................... 1.15% to 1.65%    68,850  9.26 to  9.05    635   1.48%       6.16% to    5.62%
   2009.......................... 1.15% to 1.65%    48,606  8.72 to  8.57    423   3.46%      29.60% to   28.94%
   2008.......................... 1.15% to 1.65%    33,141  6.73 to  5.47    222   2.05%    (42.99)% to (43.28)%
   2007.......................... 1.15% to 1.65%    29,630 11.80 to  9.64    349   1.82%       1.16% to  (5.27)%
   2006.......................... 1.15% to 2.10%     8,062 11.67 to 11.61     94   0.00%      12.43% to   11.97%
GE Investments Funds, Inc.
 Income Fund -- Class 1 Shares
   2010.......................... 1.35% to 1.75%    13,325 11.40 to 11.19    151   3.35%       6.11% to    5.68%
   2009.......................... 1.15% to 1.75%    14,110 10.82 to 10.59    151   4.31%       6.64% to    6.00%
   2008.......................... 1.15% to 2.00%    15,411 10.14 to  9.92    155   5.50%     (6.21)% to  (7.01)%
   2007.......................... 1.15% to 2.00%    12,271 10.81 to 10.67    132   1.66%       3.62% to    2.72%
   2006.......................... 1.15% to 2.10%    59,519 10.44 to 10.38    619   6.17%       3.17% to    2.75%
 Mid-Cap Equity Fund --Class 1
   Shares
   2010.......................... 1.15% to 2.15%     7,372 12.91 to 10.64     93   0.34%      24.73% to   23.47%
   2009.......................... 1.15% to 2.40%     9,190 10.35 to  8.56     93   0.24%      39.82% to   38.05%
   2008.......................... 1.15% to 2.40%    10,659  7.40 to  6.20     78   0.06%    (38.54)% to (39.31)%
   2007.......................... 1.15% to 2.70%    71,762 12.04 to  10.2    808   3.73%      11.28% to    2.97%
 Money Market Fund
   2010.......................... 1.15% to 2.10% 2,845,083 10.47 to 10.03 28,046   0.00%     (1.15)% to  (2.10)%
   2009.......................... 1.15% to 2.40% 1,467,836 10.59 to  9.92 14,834   0.17%     (0.88)% to  (2.13)%
   2008.......................... 1.15% to 2.10%   701,120 10.69 to 10.43  7,301   1.53%       1.06% to    0.10%
   2007.......................... 1.15% to 2.00%   276,847 10.58 to 10.44  2,909   2.13%       3.71% to    2.81%
   2006.......................... 1.15% to 2.10%    47,346 10.20 to 10.15    482   1.78%       1.58% to    1.16%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2010

                              EXPENSES AS A                               NET    INVESTMENT
                               % OF AVERAGE                              ASSETS    INCOME
                              NET ASSETS (1)   UNITS       UNIT VALUE     000S   RATIO (2)    TOTAL RETURN (3)
                              -------------- ---------- ---------------- ------- ---------- --------------------
 Real Estate Securities
   Fund -- Class 1 Shares
   2010...................... 1.15% to 2.70%    230,400 11.17 to     9.3   2,691    2.36%     27.46% to   25.47%
   2009...................... 1.15% to 2.70%    179,540  8.76 to    7.42   1,609    6.67%     34.21% to   32.10%
   2008...................... 1.15% to 2.70%    119,904  6.53 to    5.61     758   10.13%   (36.77)% to (57.80)%
   2007...................... 1.15% to 1.35%     15,847 10.33 to   10.29     164    9.60%   (15.84)% to (16.02)%
   2006...................... 1.15% to 2.10%     15,003 12.27 to   12.21     184    3.41%     14.08% to   13.62%
 S&P 500(R) Index Fund
   2010...................... 1.15% to 2.15%    101,751 10.34 to    8.37   1,040    1.79%     13.52% to   12.37%
   2009...................... 1.15% to 2.40%    112,354  9.11 to     7.4   1,014    2.70%     24.85% to   23.27%
   2008...................... 1.15% to 2.40%     66,627   7.3 to       6     480    0.97%   (38.13)% to (38.91)%
   2007...................... 1.15% to 2.70%    173,698  11.8 to    9.81   1,950    2.76%      3.96% to  (2.86)%
 Small-Cap Equity Fund --
   Class 1 Shares
   2010...................... 1.15% to 1.35%     16,446  11.4 to   11.29     187    0.18%     26.01% to   25.75%
   2009...................... 1.15% to 1.35%     16,086  9.04 to    8.98     145    0.00%     29.38% to   29.12%
   2008...................... 1.15% to 1.35%     12,369  6.99 to    5.92      86    0.51%   (38.31)% to (38.44)%
   2007...................... 1.15% to 1.35%     11,851 11.33 to    11.3     134    4.02%      1.21% to    1.00%
   2006...................... 1.15% to 2.10%      1,696 11.20 to   11.14      19    0.76%     11.94% to   11.49%
 Total Return Fund --
   Class 3 Shares
   2010...................... 1.00% to 2.70% 20,313,294 10.88 to    8.93 215,774    1.86%      8.27% to    6.41%
   2009...................... 1.00% to 2.70%  7,763,389 10.05 to    8.39  74,458    1.69%     19.36% to   17.31%
   2008...................... 1.15% to 2.70%  6,026,413  8.65 to    7.16  47,859    2.24%   (30.18)% to (31.28)%
   2007...................... 1.15% to 2.70%  4,204,581 12.39 to   10.41  46,966    4.26%     10.27% to    6.20%
   2006...................... 1.15% to 2.10%    284,399 11.23 to   11.18   3,184    4.24%      9.28% to    8.84%
 U.S. Equity Fund --
   Class 1 Shares
   2010...................... 1.15% to 1.35%      8,402 10.86 to   10.76      91    1.38%      9.00% to    8.78%
   2009...................... 1.15% to 1.35%      7,798  9.96 to    9.89      78    1.07%     30.11% to   29.85%
   2008...................... 1.15% to 1.15%      2,463  7.66 to    7.66      19    1.70%   (36.79)% to (36.79)%
   2007...................... 1.15% to 1.15%      2,566 12.11 to   12.11      31    1.51%      6.76% to    6.76%
Genworth Variable Insurance
  Trust
 Genworth 40/60 Index
   Allocation Fund --Service
   Shares
   2010...................... 1.15% to 1.95%  3,518,509 10.67 to   10.83  38,208    2.52%      7.11% to    7.65%
   2009...................... 1.45% to 1.90%     11,124 10.06 to   10.06     112    0.00%     13.16% to   12.67%
 Genworth 60/40 Index
   Allocation Fund --Service
   Shares
   2010...................... 1.15% to 1.95%  3,909,269 10.79 to    10.9  42,721    2.71%      8.32% to    9.51%
   2009...................... 1.45% to 1.70%     57,957  9.95 to    9.95     577    0.00%    (8.88)% to  (9.10)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2010

                               EXPENSES AS A                                NET   INVESTMENT
                                % OF AVERAGE                               ASSETS   INCOME
                               NET ASSETS (1)   UNITS       UNIT VALUE      000S  RATIO (2)    TOTAL RETURN (3)
                               -------------- --------- ------------------ ------ ---------- --------------------
 Genworth Calamos Growth
   Fund -- Service Shares
   2010....................... 1.15% to 2.70%   292,318  11.82 to     11.4  3,552    0.46%     23.59% to   21.65%
   2009....................... 1.15% to 1.90%    21,183   9.57 to     9.47    209    0.00%     48.62% to   37.00%
 Genworth Davis NY Venture
   Fund -- Service Shares
   2010....................... 1.15% to 1.90%   147,562     10 to     9.82  1,562    0.05%     10.04% to    9.21%
   2009....................... 1.15% to 1.90%    52,039   9.08 to     8.99    497    0.31%     29.27% to   34.95%
   2008....................... 1.15% to 1.35%     1,200   7.03 to     7.02      8    0.27%   (67.47)% to (67.53)%
 Genworth Eaton Vance Large
   Cap Value Fund -- Service
   Shares
   2010....................... 1.15% to 2.70%   578,786   9.42 to     9.08  5,599    0.91%      7.90% to    6.21%
   2009....................... 1.15% to 2.70%   646,717   8.73 to     8.55  5,855    1.74%     14.81% to   13.01%
   2008....................... 1.15% to 2.70%   341,414    7.6 to     7.56  2,591    0.60%   (58.22)% to (58.88)%
 Genworth Enhanced
   International Index Fund --
    Service Shares
   2010....................... 1.15% to 1.95%   108,200  10.95 to    10.89  1,183    2.45%     14.39% to   13.47%
 Genworth Goldman Sachs
   Enhanced Core Bond Index
   Fund -- Service Shares
   2010....................... 1.15% to 2.70% 1,284,652  11.82 to    11.39 14,865    6.26%      3.94% to    2.31%
   2009....................... 1.15% to 2.70%   534,744  11.37 to    11.14  5,970    7.90%      7.33% to    5.65%
   2008....................... 1.15% to 2.70%   240,201  10.59 to    10.54  2,540    0.90%     20.16% to   18.30%
 Genworth Growth Allocation
   Fund -- Service Shares
   2010....................... 1.15% to 1.95% 3,710,098  11.02 to    11.34 42,117    9.28%     10.76% to   12.12%
   2009....................... 1.45% to 1.65%     8,856  10.12 to    10.12     90    0.00%     27.33% to   27.09%
 Genworth Legg Mason
   ClearBridge Aggressive
   Growth Fund -- Service
   Shares
   2010....................... 1.15% to 2.70%   376,437  12.08 to    11.64  4,638    2.32%     22.44% to   20.52%
   2009....................... 1.15% to 2.70%   679,128  9.86 to      9.66  6,845    0.03%     31.95% to   29.88%
   2008....................... 1.15% to 2.70%   418,338  7.48 to      7.44  3,122    0.07%   (60.39)% to (61.01)%
 Genworth Moderate Allocation
   Fund -- Service Shares
   2010....................... 1.15% to 1.95% 3,343,356  10.86 to    11.08 37,078    8.84%      9.07% to   10.06%
   2009....................... 1.65% to 1.90%    42,612 10.07 to     10.07    429    2.80%     15.22% to   14.95%
 Genworth PIMCO
   StocksPLUS Fund --
    Service Shares
   2010....................... 1.15% to 2.70% 1,363,554 12.12 to     11.69 16,863    8.86%     16.16% to   14.34%
   2009....................... 1.15% to 2.70%   857,320  10.44 to    10.22  9,157   13.49%     44.02% to   41.76%
   2008....................... 1.15% to 2.70%   577,867   7.25 to     7.21  4,180    4.66%   (64.12)% to (64.68)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2010

                                    EXPENSES AS A                              NET   INVESTMENT
                                     % OF AVERAGE                             ASSETS   INCOME
                                    NET ASSETS (1)  UNITS      UNIT VALUE      000S  RATIO (2)    TOTAL RETURN (3)
                                    -------------- ------- ------------------ ------ ---------- --------------------
 Genworth PYRAMIS(R) Small/
   Mid Cap Core Fund --
   Service Shares
   2010............................ 1.15% to 2.70% 432,251 10.53 to     10.15 4,756    2.98%      22.44% to   20.52%
   2009............................ 1.15% to 2.70% 244,389   8.6 to      8.42 2,191    1.06%      30.66% to   28.61%
   2008............................ 1.15% to 2.70% 153,373  6.58 to      6.55 1,008    0.72%    (73.59)% to (74.00)%
 Janus Aspen Series
 Balanced Portfolio -- Service
   Shares
   2010............................ 1.15% to 2.50% 570,123 13.21 to     10.88 7,134    2.58%       6.88% to    5.42%
   2009............................ 1.15% to 2.50% 464,612 12.36 to     10.33 5,406    3.02%      24.14% to   22.44%
   2008............................ 1.15% to 2.50% 289,459  9.96 to      8.43 2,641    2.43%    (17.03)% to (18.16)%
   2007............................ 1.15% to 2.50% 239,422    12 to      10.3 2,666    1.91%       9.01% to    4.56%
   2006............................ 1.15% to 2.10%  18,937 11.01 to     10.96   208    1.75%       8.37% to    7.93%
 Forty Portfolio -- Service Shares
   2010............................ 1.15% to 2.70% 440,665 12.93 to        10 5,434    0.23%       5.26% to    3.61%
   2009............................ 1.15% to 2.70% 628,284 12.28 to      9.66 7,314    0.01%      44.34% to   42.07%
   2008............................ 1.15% to 2.70% 406,226  8.51 to       6.8 3,255    0.01%    (44.95)% to (45.82)%
   2007............................ 1.15% to 2.70% 150,557 15.46 to     12.54 2,146    0.21%      35.02% to   40.16%
   2006............................ 1.15% to 2.10%  26,987 11.45 to     11.39   308    0.10%      11.39% to   10.94%
Legg Mason Partners Variable
  Equity Trust
 Legg Mason ClearBridge
   Variable Aggressive Growth
   Portfolio -- Class II
   2010............................ 1.15% to 1.65%   8,029 10.45 to     10.22    84    0.00%      23.28% to   22.66%
   2009............................ 1.15% to 1.65%   4,718  8.48 to      8.33    40    0.00%      32.65% to   31.98%
   2008............................ 1.15% to 1.65%   4,751  6.39 to      6.31    30    0.00%    (41.26)% to (41.56)%
   2007............................ 1.15% to 1.15%   3,824 10.88 to     10.88    42    0.00%     (0.80)% to  (0.80)%
 Legg Mason ClearBridge
   Variable Equity Income
   Builder Portfolio -- Class II
   2010............................ 1.80% to 1.80%   1,244  8.45 to      8.45    10    3.73%      10.10% to   10.10%
   2009............................ 1.80% to 1.80%   1,369  7.67 to      7.67    10    3.07%      20.43% to   20.43%
   2008............................ 1.80% to 1.80%   1,509  6.37 to      6.37    10    2.59%    (36.13)% to (36.13)%
   2007............................ 1.75% to 1.80%   2,768  9.98 to      9.98    28    5.07%     (0.28)% to  (0.33)%
   2006............................ 1.15% to 2.10%   1,193 11.08 to     11.03    13    1.85%       8.77% to    8.33%
 Legg Mason ClearBridge
   Variable Fundamental All Cap
   Value Portfolio -- Class I
   2010............................ 1.15% to 1.15%   4,694   8.8 to       8.8    41    1.76%      15.26% to   15.26%
   2009............................ 1.15% to 1.15%   4,772  7.63 to      7.63    36    1.40%      27.87% to   27.87%
   2008............................ 1.15% to 1.15%   4,739  5.97 to      5.97    28    1.75%    (37.31)% to (37.31)%
   2007............................ 1.15% to 1.15%   4,800  9.52 to      9.52    46    6.75%     (6.93)% to  (6.93)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2010

                                   EXPENSES AS A                              NET   INVESTMENT
                                    % OF AVERAGE                             ASSETS   INCOME
                                   NET ASSETS (1)  UNITS      UNIT VALUE      000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- ------- ------------------ ------ ---------- --------------------
MFS(R) Variable Insurance Trust
 MFS(R) Investors Trust Series --
   Service Class Shares
   2010........................... 1.15% to 1.15%     533 11.14 to     11.14     6    0.98%       9.61% to    9.61%
   2009........................... 1.15% to 1.15%     523 10.16 to     10.16     5    1.33%      25.10% to   25.10%
   2008........................... 1.15% to 1.15%     545  8.12 to      8.12     4    0.84%    (34.02)% to (34.02)%
   2007........................... 1.15% to 1.15%     570 12.31 to     12.31     7    0.00%       8.76% to    8.76%
 MFS(R) Total Return Series --
   Service Class Shares
   2010........................... 1.15% to 2.40% 421,276 11.01 to      9.08 4,478    2.44%       8.37% to    7.00%
   2009........................... 1.15% to 2.40% 320,833 10.16 to      8.49 3,126    2.84%      16.37% to   14.90%
   2008........................... 1.15% to 2.40% 183,584  8.73 to      7.39 1,478    3.21%    (23.22)% to (24.19)%
   2007........................... 1.15% to 2.40% 106,728 11.37 to      9.74 1,130    1.65%       2.73% to  (3.80)%
   2006........................... 1.15% to 2.10%  26,703 11.06 to     11.01   295    0.00%       7.93% to    7.49%
 MFS(R) Utilities Series --
   Service Class Shares
   2010........................... 1.15% to 1.65%  43,121 14.14 to     13.82   604    2.90%      12.21% to   11.64%
   2009........................... 1.15% to 1.65%  18,620  12.6 to     12.38   234    3.83%      31.34% to   30.68%
   2008........................... 1.15% to 1.65%  12,742   9.6 to      9.47   122    9.17%    (38.53)% to (38.84)%
   2007........................... 1.15% to 1.65%  25,211 15.61 to     15.49   394    3.71%      26.08% to   25.44%
   2006........................... 1.15% to 2.10%  15,439 12.38 to     12.32   191    0.00%      16.13% to   15.65%
Oppenheimer Variable Account
  Funds
 Oppenheimer Balanced
   Fund/VA -- Service Shares
   2010........................... 1.15% to 2.40%  79,458  8.51 to      6.97   621    1.09%      11.38% to    9.97%
   2009........................... 1.15% to 2.40%  78,984  7.64 to      6.34   554    0.00%      20.20% to   18.68%
   2008........................... 1.15% to 2.40%  70,025  6.35 to      5.34   406    2.98%    (44.27)% to (44.97)%
   2007........................... 1.15% to 2.40%  43,592  11.4 to       9.7   466    1.98%       2.29% to  (4.41)%
   2006........................... 1.15% to 2.10%  18,010 11.14 to     11.09   200    0.00%      10.38% to    9.93%
 Oppenheimer Capital
   Appreciation Fund/VA --
   Service Shares
   2010........................... 1.15% to 1.85%  35,332 10.16 to      9.84   358    0.00%       7.89% to    7.13%
   2009........................... 1.15% to 1.85%  26,861  9.42 to      9.19   252    0.01%      42.49% to   41.49%
   2008........................... 1.15% to 1.85%  16,859  6.61 to      5.53   111    0.00%    (46.29)% to (58.69)%
   2007........................... 1.15% to 1.15%   3,870 12.31 to     12.31    48    0.00%      12.54% to   12.54%
   2006........................... 1.15% to 2.10%     737 10.94 to     10.88     8    0.00%      10.66% to   10.21%
 Oppenheimer Global Securities
   Fund/VA -- Service Shares
   2010........................... 1.15% to 2.70% 506,476 11.29 to      9.34 5,751    1.14%      14.37% to   12.58%
   2009........................... 1.15% to 2.70% 394,485  9.87 to       8.3 3,911    1.63%      37.75% to   35.59%
   2008........................... 1.15% to 2.70% 246,489  7.16 to      6.12 1,692    0.08%    (41.02)% to (52.00)%
   2007........................... 1.15% to 1.15%   3,563 12.15 to     12.15    43    0.00%       4.85% to    4.85%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2010

                                 EXPENSES AS A                               NET   INVESTMENT
                                  % OF AVERAGE                              ASSETS   INCOME
                                 NET ASSETS (1)   UNITS      UNIT VALUE      000S  RATIO (2)    TOTAL RETURN (3)
                                 -------------- --------- ----------------- ------ ---------- --------------------
 Oppenheimer Main Street
   Fund/VA -- Service Shares
   2010......................... 1.15% to 2.70% 1,661,269 10.24 to     8.89 17,254   0.89%      14.49% to   12.70%
   2009......................... 1.15% to 2.70%   913,717  8.95 to     7.89  8,298   1.34%      26.52% to   24.54%
   2008......................... 1.15% to 2.70%   572,222  7.07 to     6.33  3,920   0.24%    (39.33)% to (49.44)%
   2007......................... 1.15% to 2.00%    20,296 11.66 to     11.5    236   0.92%       2.95% to    2.06%
   2006......................... 1.15% to 2.10%    49,478 11.32 to    11.26    559   0.00%       9.98% to    9.54%
 Oppenheimer Main Street
   Small Cap Fund/VA --
   Service Shares
   2010......................... 1.15% to 2.70%   869,865 10.84 to     8.65  9,322   0.14%      21.64% to   19.74%
   2009......................... 1.15% to 2.70%   166,384  8.91 to     7.22  1,475   0.59%      35.31% to   33.19%
   2008......................... 1.15% to 2.70%   112,572  6.59 to     5.42    710   0.81%    (38.72)% to (39.68)%
   2007......................... 1.15% to 2.70%   123,005 10.75 to     8.99  1,232   0.01%     (2.54)% to (14.66)%
   2006......................... 1.15% to 2.10%       346 11.03 to    10.97      4   0.00%      10.84% to   10.39%
PIMCO Variable Insurance Trust
 All Asset Portfolio -- Advisor
   Class Shares
   2010......................... 1.15% to 1.35%    29,966 12.65 to    12.53    378   5.69%      11.71% to   11.48%
   2009......................... 1.15% to 1.65%    15,496 11.32 to    11.12    175   7.33%      20.03% to   19.42%
   2008......................... 1.15% to 1.65%    12,286  9.43 to     9.31    116   2.58%    (16.88)% to (17.30)%
 High Yield Portfolio --
   Administrative Class Shares
   2010......................... 1.15% to 2.70%   445,951 13.05 to    11.22  5,750   7.17%      13.15% to   11.38%
   2009......................... 1.15% to 2.70%   274,164 11.53 to    10.07  3,126   7.94%      38.65% to   36.48%
   2008......................... 1.15% to 2.70%   142,876  8.32 to     7.38  1,149   3.18%    (24.39)% to (36.48)%
   2007......................... 1.15% to 2.00%     4,709    11 to    10.85     52   7.01%       2.31% to    1.42%
   2006......................... 1.15% to 2.10%    23,062 10.75 to    10.70    247   2.48%       6.04% to    5.61%
 Long-Term U.S. Government
   Portfolio -- Administrative
   Class Shares
   2010......................... 1.15% to 2.15%    82,898 13.96 to    12.45  1,099   5.63%      10.32% to    9.21%
   2009......................... 1.15% to 2.70%   246,294 12.65 to    11.23  2,982   8.51%     (5.49)% to  (6.97)%
   2008......................... 1.15% to 2.70%    87,966 13.39 to    12.07  1,144   4.05%      15.94% to   14.13%
   2007......................... 1.15% to 2.70%   145,496 11.55 to    10.57  1,619   3.51%       8.55% to    8.66%
   2006......................... 1.15% to 2.10%    23,437 10.64 to    10.59    249   3.09%       3.99% to    3.57%
 Low Duration Portfolio --
   Administrative Class Shares
   2010......................... 1.15% to 2.70% 1,875,993 12.52 to    11.36 22,669   1.99%       4.08% to    2.45%
   2009......................... 1.15% to 2.70% 1,812,717 12.03 to    11.09 21,088   6.82%      12.02% to   10.26%
   2008......................... 1.15% to 2.70%   919,269 10.74 to    10.05  9,673   4.50%     (1.57)% to  (3.11)%
   2007......................... 1.15% to 2.70%   925,810 10.91 to    10.38  9,877   2.20%       6.13% to    5.66%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2010

                                 EXPENSES AS A                               NET   INVESTMENT
                                  % OF AVERAGE                              ASSETS   INCOME
                                 NET ASSETS (1)   UNITS      UNIT VALUE      000S  RATIO (2)    TOTAL RETURN (3)
                                 -------------- --------- ----------------- ------ ---------- --------------------
 Total Return Portfolio --
   Administrative Class Shares
   2010......................... 1.15% to 2.70% 2,023,143 13.99 to     12.5 26,745    6.01%      6.86% to    5.19%
   2009......................... 1.15% to 2.70%   854,247 13.09 to    11.88 10,765    6.78%     12.73% to   10.96%
   2008......................... 1.15% to 2.70%   371,225 11.62 to    10.71  4,234    6.01%      3.59% to    1.97%
   2007......................... 1.15% to 2.70%   168,385 11.21 to     10.5  1,841    4.28%      7.55% to    7.48%
   2006......................... 1.15% to 2.10%   118,938 10.43 to    10.38  1,237    2.40%      2.63% to    2.21%
The Prudential Series Fund
 Jennison 20/20 Focus
   Portfolio -- Class II Shares
   2010......................... 1.15% to 1.75%    29,577 12.25 to    11.92    360    0.00%      6.13% to    5.49%
   2009......................... 1.15% to 2.40%    31,984 11.54 to     9.31    366    0.00%     55.59% to   53.63%
   2008......................... 1.15% to 2.40%    30,486  7.42 to     6.06    224    7.10%   (40.10)% to (40.86)%
   2007......................... 1.15% to 2.70%   155,614 12.39 to    10.23  1,797   11.87%      8.88% to    3.44%
   2006......................... 1.15% to 2.10%    48,995 11.38 to    11.32    556    0.00%     12.54% to   12.08%
 Jennison Portfolio -- Class II
   Shares
   2010......................... 1.15% to 1.15%     3,726 11.59 to    11.59     43    0.02%     10.17% to   10.17%
 Natural Resources Portfolio --
   Class II Shares
   2010......................... 1.15% to 1.95%   312,340 16.69 to    14.91  4,963    0.08%     26.02% to   25.00%
   2009......................... 1.15% to 2.70%   220,514 13.24 to    10.08  2,800    7.70%     74.38% to   71.65%
   2008......................... 1.15% to 2.70%    93,638  7.59 to     5.87    670   11.42%   (53.73)% to (54.45)%
   2007......................... 1.15% to 2.70%    40,855 16.41 to    12.89    627   29.23%     46.00% to   46.00%
   2006......................... 1.15% to 2.10%       676 11.24 to    11.19      8    0.00%      5.64% to    5.21%
Wells Fargo Variable Trust
 Wells Fargo Advantage VT
   Omega Growth Fund --
   Class 2
   2010......................... 1.15% to 1.35%     1,079 12.62 to    12.61     14    0.00%     65.42% to   65.09%

--------
(1)Expenses as a percentage of average net assets represent the annualized asset-based contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded.
(2)The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.
(3)The total return represents a range of minimum and maximum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                       CONSOLIDATED FINANCIAL STATEMENTS

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

    (WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM THEREON)

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                  INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                                                                       PAGE
                                                                                                       ----
Financial Statements:
   Report of KPMG LLP, Independent Registered Public Accounting Firm.................................. F-1
   Consolidated Statements of Income for the years ended December 31, 2010, 2009 and 2008............. F-2
   Consolidated Balance Sheets as of December 31, 2010 and 2009....................................... F-3
   Consolidated Statements of Changes in Stockholder's Equity for the years ended December 31, 2010,
     2009 and 2008.................................................................................... F-4
   Consolidated Statements of Cash Flows for the years ended December 31, 2010, 2009 and 2008......... F-5
   Notes to Consolidated Financial Statements......................................................... F-6

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying consolidated balance sheets of Genworth Life and Annuity Insurance Company and subsidiaries (the Company) as of December 31, 2010 and 2009, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2010. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2010, in conformity with U.S. generally accepted accounting principles.

   As discussed in note 2 to the consolidated financial statements, the Company changed its method of accounting for embedded credit derivatives and variable interest entities in 2010 and for other-than-temporary impairments in 2009.

/s/ KPMG LLP

Richmond, Virginia
March 18, 2011

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                       CONSOLIDATED STATEMENTS OF INCOME
                             (AMOUNTS IN MILLIONS)

                                                                               YEARS ENDED DECEMBER 31,
                                                                             ----------------------------
                                                                               2010      2009      2008
                                                                             --------  --------  --------
Revenues:
Premiums.................................................................... $  911.7  $  982.4  $1,068.5
Net investment income.......................................................    717.6     644.7     948.3
Net investment gains (losses)...............................................   (111.7)   (315.9)   (936.7)
Policy fees and other income................................................    570.9     599.2     607.7
                                                                             --------  --------  --------
   Total revenues...........................................................  2,088.5   1,910.4   1,687.8
                                                                             --------  --------  --------
Benefits and expenses:
Benefits and other changes in policy reserves...............................  1,157.1   1,032.7   1,138.8
Interest credited...........................................................    303.4     339.7     450.7
Acquisition and operating expenses, net of deferrals........................    263.9     247.0     270.2
Amortization of deferred acquisition costs and intangibles..................    217.1     241.0     244.0
Interest expense............................................................    108.9      91.7     168.1
                                                                             --------  --------  --------
   Total benefits and expenses..............................................  2,050.4   1,952.1   2,271.8
                                                                             --------  --------  --------
Income (loss) before income taxes and equity in net income (loss) of
  unconsolidated subsidiary.................................................     38.1     (41.7)   (584.0)
Provision (benefit) for income taxes........................................    (36.0)    (36.0)   (212.3)
                                                                             --------  --------  --------
Net income (loss) before equity in net income (loss) of unconsolidated
  subsidiary................................................................     74.1      (5.7)   (371.7)
Equity in net income (loss) of unconsolidated subsidiary....................     20.0       4.4     (37.6)
                                                                             --------  --------  --------
Net income (loss)........................................................... $   94.1  $   (1.3) $ (409.3)
                                                                             ========  ========  ========
Supplemental disclosures:
Total other-than-temporary impairments...................................... $  (57.1) $ (592.1) $ (820.7)
Portion of other-than-temporary impairments included in other comprehensive
  income (loss).............................................................    (29.5)    226.6        --
                                                                             --------  --------  --------
Net other-than-temporary impairments........................................    (86.6)   (365.5)   (820.7)
Other investment gains (losses).............................................    (25.1)     49.6    (116.0)
                                                                             --------  --------  --------
Total net investment gains (losses)......................................... $ (111.7) $ (315.9) $ (936.7)
                                                                             ========  ========  ========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS
           (AMOUNTS IN MILLIONS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                DECEMBER 31,
                                                                                            --------------------
                                                                                               2010       2009
                                                                                            ---------  ---------
Assets
   Investments:
       Fixed maturity securities available-for-sale, at fair value......................... $13,622.9  $11,248.8
       Equity securities available-for-sale, at fair value.................................      70.8      101.3
       Commercial mortgage loans...........................................................   2,109.3    2,363.3
       Restricted commercial mortgage loans related to securitization entity...............     111.8         --
       Policy loans........................................................................     519.6      515.7
       Other invested assets ($1.6 and $297.6 restricted)..................................   1,167.4    2,607.4
                                                                                            ---------  ---------
              Total investments............................................................  17,601.8   16,836.5
   Cash and cash equivalents...............................................................     488.7    1,279.8
   Accrued investment income...............................................................     161.9      152.8
   Deferred acquisition costs..............................................................   3,226.2    3,180.1
   Intangible assets.......................................................................     369.5      491.8
   Goodwill................................................................................     450.9      450.9
   Reinsurance recoverable.................................................................   8,016.6    8,216.0
   Other assets............................................................................     406.1      491.2
   Separate account assets.................................................................  10,659.2   10,086.3
                                                                                            ---------  ---------
              Total assets................................................................. $41,380.9  $41,185.4
                                                                                            =========  =========
Liabilities and stockholder's equity
   Liabilities:
       Future policy benefits.............................................................. $ 9,821.4  $ 9,885.1
       Policyholder account balances.......................................................  10,552.8   11,362.5
       Liability for policy and contract claims............................................     310.3      294.9
       Unearned premiums...................................................................      15.7       17.2
       Other liabilities ($--and $299.4 restricted)........................................     763.3    1,082.3
       Non-recourse funding obligations....................................................   3,537.0    3,543.0
       Deferred income tax liability.......................................................     779.8      586.4
       Separate account liabilities........................................................  10,659.2   10,086.3
       Borrowings related to securitization entity.........................................     114.3         --
                                                                                            ---------  ---------
              Total liabilities............................................................  36,553.8   36,857.7
                                                                                            ---------  ---------
   Commitments and contingencies

   Stockholder's equity:
       Common stock ($1,000 par value, 50,000 shares authorized, 25,651 shares
         issued and outstanding)...........................................................      25.6       25.6
       Additional paid-in capital..........................................................   4,702.3    4,686.7
                                                                                            ---------  ---------
       Accumulated other comprehensive income (loss):
          Net unrealized investment gains (losses):
              Net unrealized gains (losses) on securities not other-than-
                temporarily impaired.......................................................     (68.0)    (546.7)
              Net unrealized gains (losses) on other-than-temporarily impaired
                securities.................................................................     (73.6)    (129.8)
                                                                                            ---------  ---------
          Net unrealized investment gains (losses).........................................    (141.6)    (676.5)
          Derivatives qualifying as hedges.................................................      16.8       12.4
                                                                                            ---------  ---------
       Total accumulated other comprehensive income (loss).................................    (124.8)    (664.1)
       Retained earnings...................................................................     224.0      279.5
                                                                                            ---------  ---------
              Total stockholder's equity...................................................   4,827.1    4,327.7
                                                                                            ---------  ---------
              Total liabilities and stockholder's equity................................... $41,380.9  $41,185.4
                                                                                            =========  =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

          CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                             (AMOUNTS IN MILLIONS)

                                                                        ACCUMULATED
                                                            ADDITIONAL     OTHER                  TOTAL
                                                     COMMON  PAID-IN   COMPREHENSIVE RETAINED STOCKHOLDER'S
                                                     STOCK   CAPITAL   INCOME (LOSS) EARNINGS    EQUITY
                                                     ------ ---------- ------------- -------- -------------
Balances as of December 31, 2007.................... $25.6   $4,071.6    $  (333.3)  $ 522.5    $ 4,286.4
                                                                                                ---------
Comprehensive income (loss):
   Net loss.........................................    --         --           --    (409.3)      (409.3)
   Net unrealized gains (losses) on investment
     securities.....................................    --         --     (1,311.5)       --     (1,311.5)
   Derivatives qualifying as hedges.................    --         --         41.2        --         41.2
                                                                                                ---------
Total comprehensive income (loss)...................                                             (1,679.6)
Capital contribution................................    --      610.9           --        --        610.9
Other transactions with stockholder.................    --        4.2           --      (4.9)        (0.7)
                                                     -----   --------    ---------   -------    ---------
Balances as of December 31, 2008....................  25.6    4,686.7     (1,603.6)    108.3      3,217.0
                                                                                                ---------
Cumulative effect of change in accounting, net of
  taxes and other adjustments.......................    --         --       (188.4)    188.5          0.1
Comprehensive income (loss):
   Net loss.........................................    --         --           --      (1.3)        (1.3)
   Net unrealized gains (losses) on securities not
     other-than-temporarily impaired................    --         --      1,143.9        --      1,143.9
   Net unrealized gains (losses) on other-than-
     temporarily impaired securities................    --         --         17.7        --         17.7
   Derivatives qualifying as hedges.................    --         --        (33.7)       --        (33.7)
                                                                                                ---------
Total comprehensive income (loss)...................                                              1,126.6
Other transactions with stockholder.................    --         --           --     (16.0)       (16.0)
                                                     -----   --------    ---------   -------    ---------
Balances as of December 31, 2009....................  25.6    4,686.7       (664.1)    279.5      4,327.7
                                                                                                ---------
Cumulative effect of change in accounting, net of
  taxes and other adjustments.......................    --         --        101.8    (115.4)       (13.6)
Comprehensive income (loss):
   Net loss.........................................    --         --           --      94.1         94.1
   Net unrealized gains (losses) on securities not
     other-than-temporarily impaired................    --         --        376.9        --        376.9
   Net unrealized gains (losses) on other-than-
     temporarily impaired securities................    --         --         56.2        --         56.2
   Derivatives qualifying as hedges.................    --         --          4.4        --          4.4
                                                                                                ---------
Total comprehensive income (loss)...................                                                531.6
Other transactions with former parent...............    --       14.0           --     (29.7)       (15.7)
Other transactions with stockholder.................    --        1.6           --      (4.5)        (2.9)
                                                     -----   --------    ---------   -------    ---------
Balances as of December 31, 2010.................... $25.6   $4,702.3    $  (124.8)  $ 224.0    $ 4,827.1
                                                     =====   ========    =========   =======    =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                             (AMOUNTS IN MILLIONS)

                                                                                YEARS ENDED DECEMBER 31,
                                    -                                       -------------------------------
                                                                               2010       2009       2008
                                                                            ---------  ---------  ---------
Cash flows from operating activities:
   Net income (loss)....................................................... $    94.1  $    (1.3) $  (409.3)
   Adjustments to reconcile net income (loss) to net cash from operating activities:
       Net investment losses (gains).......................................     111.7      315.9      936.7
       Equity in net (income) loss of unconsolidated subsidiary............     (20.0)      (4.4)      37.6
       Charges assessed to policyholders...................................    (433.7)    (394.2)    (364.3)
       Net increase (decrease) in trading securities and derivative
         instruments.......................................................     (64.7)    (149.8)     199.8
       Amortization of fixed maturity discounts and premiums...............      (4.6)      60.0       36.7
       Acquisition costs deferred..........................................    (270.2)    (185.6)    (399.9)
       Amortization of deferred acquisition costs and intangibles..........     217.1      241.0      244.0
       Deferred income taxes...............................................     (32.5)    (289.7)    (108.4)
   Change in certain assets and liabilities:
       Accrued investment income and other assets..........................      15.8       43.0     (105.3)
       Insurance reserves..................................................     516.2      699.6      819.2
       Other liabilities and other policy-related balances.................     163.9       58.9      (96.5)
                                                                            ---------  ---------  ---------
   Net cash from operating activities......................................     293.1      393.4      790.3
                                                                            ---------  ---------  ---------
Cash flows from investing activities:
   Proceeds from maturities and repayments of investments:
       Fixed maturity securities...........................................   1,521.5    1,605.4    1,812.5
       Commercial mortgage loans...........................................     208.6      247.2      297.1
       Restricted commercial mortgage loans related to securitization
         entities..........................................................      19.6         --         --
   Proceeds from sales of investments:
       Fixed maturity and equity securities................................     835.0    1,586.6    1,152.1
   Purchases and originations of investments:
       Fixed maturity and equity securities................................  (4,148.3)  (2,336.2)  (1,305.4)
       Commercial mortgage loans...........................................     (15.0)        --      (31.4)
   Other invested assets, net..............................................   1,247.4     (253.2)  (1,026.0)
   Policy loans, net.......................................................      (3.9)      (9.9)     (39.0)
                                                                            ---------  ---------  ---------
   Net cash from investing activities......................................    (335.1)     839.9      859.9
                                                                            ---------  ---------  ---------
Cash flows from financing activities:
   Deposits to universal life and investment contracts.....................   1,664.7    1,421.8    3,999.4
   Withdrawals from universal life and investment contracts................  (2,480.9)  (3,448.7)  (4,746.8)
   Proceeds from short-term borrowings and other, net......................      92.6      (34.7)     272.8
   Payments on short-term borrowings.......................................        --         --     (271.8)
   Redemption of non-recourse funding obligations..........................      (6.0)     (12.0)        --
   Repayment of borrowings related to securitization entities..............     (19.5)        --         --
   Capital contribution from parent........................................        --         --      600.0
   Capital contribution to unconsolidated subsidiary.......................        --       (0.1)        --
                                                                            ---------  ---------  ---------
   Net cash from financing activities......................................    (749.1)  (2,073.7)    (146.4)
                                                                            ---------  ---------  ---------
   Net change in cash and cash equivalents.................................    (791.1)    (840.4)   1,503.8
Cash and cash equivalents at beginning of year.............................   1,279.8    2,120.2      616.4
                                                                            ---------  ---------  ---------
Cash and cash equivalents at end of year................................... $   488.7  $ 1,279.8  $ 2,120.2
                                                                            =========  =========  =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

(1) FORMATION AND NATURE OF BUSINESS

   (a) Formation

   The accompanying financial statements include on a consolidated basis the accounts of Genworth Life and Annuity Insurance Company and our affiliate companies in which we hold a majority voting interest or power to direct activities of certain variable interest entities ("VIEs"), which we refer to as the "Company," "we," "us" or "our" unless the context otherwise requires. GLAIC is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

   On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC while remaining an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth").

   We have a 34.5% investment in an affiliate, Genworth Life Insurance Company of New York ("GLICNY"), which is recorded under the equity method of accounting. As of December 31, 2010 and 2009, the carrying value of our investment in GLICNY was $418.1 million and $381.4 million, respectively, and was included in other invested assets. See note 20 for further discussion of our investment in GLICNY.

   The accompanying condensed consolidated financial statements include the historical operations and accounts of the Company and its subsidiaries which include: Assigned Settlement, Inc., GNWLAAC Real Estate Holding, LLC, Jamestown Life Insurance Company, River Lake Insurance Company ("River Lake I"), River Lake Insurance Company II ("River Lake II"), River Lake Insurance Company III ("River Lake III"), River Lake Insurance Company IV Limited ("River Lake IV"), River Lake Insurance Company V ("River Lake V"), LLC, River Lake Insurance Company VI ("River Lake VI"), River Lake Insurance Company VII ("River Lake VII"), River Lake Insurance Company VIII ("River Lake VIII") and Rivermont Life Insurance Company I ("Rivermont I"). All intercompany accounts and transactions have been eliminated in consolidation.

   (b) Nature of Business

   We have two segments: (i) Protection and (ii) Retirement Income.

   Protection products are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal product lines under the Protection segment are term life insurance, universal life insurance and Medicare supplement insurance.

   Retirement income products include fixed and variable deferred and immediate individual annuities and group variable annuities offered through retirement plans. On May 1, 2008, we discontinued the sales of variable life insurance policies, however, we continue to service existing policies. In 2006, we discontinued the sale of structured settlement annuities. In January 2011, we announced we are discontinuing new sales of retail and group variable annuities while continuing to service our existing blocks of business. However, we will continue to offer fixed annuities.

   We distribute our products through three primary channels: financial intermediaries (banks, securities brokerage firms and independent broker/dealers), independent producers (brokerage general agencies, affluent market producer groups and specialized brokers) and dedicated sales specialists (affiliated networks of both

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

accountants and personal financial advisors). We also distribute a limited number of products through a direct sales force and defined contribution plan record keepers.

   We also have Corporate and Other activities which include unallocated corporate income and expenses and non-strategic products that are managed outside of our operating segments. Our non-strategic products include our institutional and corporate-owned life insurance products. Institutional products consist of: funding agreements, funding agreements backing notes ("FABNs") and guaranteed investment contracts ("GICs").

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Our consolidated financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from those estimates. All significant intercompany accounts and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified to conform to the current year presentation. Any material subsequent events have been considered for disclosure through the filing date of the financial statements.

   (a) Premiums

   For traditional long-duration insurance contracts, we report premiums as earned when due. For short-duration insurance contracts, we report premiums as revenue over the terms of the related insurance policies on a pro-rata basis or in proportion to expected claims.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life insurance products are not reported as revenues, but rather as deposits, and are included in liabilities for policyholder account balances.

   (b) Net Investment Income and Net Investment Gains and Losses

   Investment income is recognized when earned. Income or losses upon call or prepayment of available-for-sale fixed maturity securities is recognized in net investment income, except for hybrid securities where the income or loss upon call is recognized in net investment gains and losses. Investment gains and losses are calculated on the basis of specific identification.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than "AA" or that are backed by a U.S. agency) which cannot be contractually prepaid, amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return.

   (c) Policy Fees and Other Income

   Policy fees and other income consist primarily of insurance charges assessed on universal life insurance contracts, fees assessed against policyholder account values and surrender fee income. For universal life

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

insurance contracts, charges to contractholder accounts for cost of insurance are recognized as revenue when due. Variable product fees are charged to variable annuity contractholders and variable life insurance policyholders based upon the daily net assets of the contractholder's and policyholder's account values, respectively, and are recognized as revenue when charged. Surrender fees are recognized as income when the contract or policy is surrendered.

   (d) Investment Securities

   At the time of purchase, we designate our investment securities as either available-for-sale or trading and report them in our consolidated balance sheets at fair value. Our portfolio of fixed maturity securities is comprised primarily of investment grade securities. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP"), benefit reserves and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated other comprehensive income (loss). Realized and unrealized gains and losses related to trading securities are reflected in net investment gains (losses). Trading securities are included in other invested assets in our consolidated balance sheets.

   Other-Than-Temporary Impairments On Available-For-Sale Securities

   As of each balance sheet date, we evaluate securities in an unrealized loss position for other-than-temporary impairments. For debt securities, we consider all available information relevant to the collectability of the security, including information about past events, current conditions, and reasonable and supportable forecasts, when developing the estimate of cash flows expected to be collected. More specifically for mortgage-backed and asset-backed securities, we also utilize performance indicators of the underlying assets including default or delinquency rates, loan to collateral value ratios, third-party credit enhancements, current levels of subordination, vintage and other relevant characteristics of the security or underlying assets to develop our estimate of cash flows. Estimating the cash flows expected to be collected is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. Where possible, this data is benchmarked against third-party sources.

   Prior to adoption of new accounting guidance related to the recognition and presentation of other-than-temporary impairments on April 1, 2009, we recognized an other-than-temporary impairment on debt securities in an unrealized loss position when we did not expect full recovery of value or did not have the intent and ability to hold such securities until they had fully recovered their amortized cost. The recognition of other-than-temporary impairments prior to April 1, 2009 represented the entire difference between the amortized cost and fair value with this difference being recorded in net income (loss) as an adjustment to the amortized cost of the security.

   Beginning on April 1, 2009, we recognize other-than-temporary impairments on debt securities in an unrealized loss position when one of the following circumstances exists:

  . we do not expect full recovery of our amortized cost based on the estimate of cash flows expected to be collected,

  .   we intend to sell a security or

  . it is more likely than not that we will be required to sell a security prior to recovery.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   For other-than-temporary impairments recognized during the period, we present the total other-than-temporary impairments, the portion of other-than-temporary impairments included in other comprehensive income (loss) ("OCI") and the net other-than-temporary impairments as supplemental disclosure presented on the face of our consolidated statements of income.

   Total other-than-temporary impairments are calculated as the difference between the amortized cost and fair value that emerged in the current period. For other-than-temporarily impaired securities where we do not intend to sell the security and it is not more likely than not that we will be required to sell the security prior to recovery, total other-than-temporary impairments are adjusted by the portion of other-than-temporary impairments recognized in OCI ("non-credit"). Net other-than-temporary impairments recorded in net income
(loss) represent the credit loss on the other-than-temporarily impaired securities with the offset recognized as an adjustment to the amortized cost to determine the new amortized cost basis of the securities.

   For securities that were deemed to be other-than-temporarily impaired and a non-credit loss was recorded in OCI, the amount recorded as an unrealized gain
(loss) represents the difference between the current fair value and the new amortized cost for each period presented. The unrealized gain (loss) on an other-than-temporarily impaired security is recorded as a separate component in OCI until the security is sold or until we record an other-than-temporary impairment where we intend to sell the security or will be required to sell the security prior to recovery.

   To estimate the amount of other-than-temporary impairment attributed to credit losses on debt securities where we do not intend to sell the security and it is not more likely than not that we will be required to sell the security prior to recovery, we determine our best estimate of the present value of the cash flows expected to be collected from a security by discounting these cash flows at the current effective yield on the security prior to recording any other-than-temporary impairment. If the present value of the discounted cash flows is lower than the amortized cost of the security, the difference between the present value and amortized cost represents the credit loss associated with the security with the remaining difference between fair value and amortized cost recorded as a non-credit other-than-temporary impairment in OCI.

   The evaluation of other-than-temporary impairments is subject to risks and uncertainties and is intended to determine the appropriate amount and timing for recognizing an impairment charge. The assessment of whether such impairment has occurred is based on management's best estimate of the cash flows expected to be collected at the individual security level. We regularly monitor our investment portfolio to ensure that securities that may be other-than-temporarily impaired are identified in a timely manner and that any impairment charge is recognized in the proper period.

   While the other-than-temporary impairment model for debt securities generally includes fixed maturity securities, there are certain hybrid securities that are classified as fixed maturity securities where the application of a debt impairment model depends on whether there has been any evidence of deterioration in credit of the issuer. Under certain circumstances, evidence of deterioration in credit of the issuer may result in the application of the equity securities impairment model.

   For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. We measure other-than-temporary impairments based upon the difference between the amortized cost of a security and its fair value.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   (e) Fair Value Measurements

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We have fixed maturity, equity and trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value.

   Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our view of market assumptions in the absence of observable market information. We utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All assets and liabilities carried at fair value are classified and disclosed in one of the following three categories:

  .   Level 1--Quoted prices for identical instruments in active markets.

  . Level 2--Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

  .   Level 3--Instruments whose significant value drivers are unobservable.

   Level 1 primarily consists of financial instruments whose value is based on quoted market prices such as exchange-traded derivatives and actively traded mutual fund investments.

   Level 2 includes those financial instruments that are valued using industry-standard pricing methodologies, models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs, such as interest rate, credit spread and foreign exchange rates for the underlying financial instruments. All significant inputs are observable, or derived from observable information, in the marketplace or are supported by observable levels at which transactions are executed in the marketplace. Financial instruments in this category primarily include: certain public and private corporate fixed maturity and equity securities; government or agency securities; certain mortgage-backed and asset-backed securities; securities held as collateral; and certain non-exchange-traded derivatives such as interest rate or cross currency swaps. Level 3 is comprised of financial instruments whose fair value is estimated based on industry-standard pricing methodologies and internally developed models utilizing significant inputs not based on, nor corroborated by, readily available market information. In limited instances, this category may also utilize non-binding broker quotes. This category primarily consists of certain less liquid fixed maturity, equity and trading securities and certain derivative instruments where we cannot corroborate the significant valuation inputs with market observable data.

   As of each reporting period, all assets and liabilities recorded at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability, such as the relative impact on the fair value as a result of including a particular input. We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers in and out of Level 3 at the beginning fair value for the reporting period in which the changes occur. See note 14 for additional information related to fair value measurements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   (f) Commercial Mortgage Loans

   Commercial mortgage loans are stated at principal amounts outstanding, net of deferred expenses and allowance for loan loss. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Loan origination fees and direct costs, as well as premiums and discounts, are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs are recognized upon early repayment of the loans. Loan commitment fees are deferred and amortized on an effective yield basis over the term of the loan. Commercial mortgage loans are considered past due when contractual payments have not been received from the borrower by the required payment date.

   "Impaired" loans are defined by U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to original contractual terms of the loan agreement. In determining whether it is probable that we will be unable to collect all amounts due, we consider current payment status, debt service coverage ratios, occupancy levels and current loan-to-value. Impaired loans are carried on a non-accrual status. Loans are placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due. Income on impaired loans is not recognized until the loan is sold or the cash received exceeds the carrying amount recorded.

   We evaluate the impairment of commercial mortgage loans first on an individual loan basis. If an individual loan is not deemed impaired, then we evaluate the remaining loans collectively to determine whether an impairment should be recorded.

   For individually impaired loans, we record an impairment charge when it is probable that a loss has been incurred. The impairment is recorded as an increase in the allowance for loan losses. All losses of principal are charged to the allowance for loan losses in the period in which the loan is deemed to be uncollectible.

   For loans that are not individually impaired where we evaluate the loans collectively, the allowance for loan losses is maintained at a level that we determine is adequate to absorb estimated probable incurred losses in the loan portfolio. Our process to determine the adequacy of the allowance utilizes an analytical model based on historical loss experience adjusted for current events, trends and economic conditions that would result in a loss in the loan portfolio over the next twelve months. Key inputs into our evaluation include debt service coverage ratios, loan-to-value, property-type, occupancy levels, geographic region, and probability weighting of the scenarios generated by the model. The actual amounts realized could differ in the near term from the amounts assumed in arriving at the allowance for loan losses reported in the consolidated financial statements. Additions and reductions to the allowance through periodic provisions or benefits are recorded in net investment gains (losses).

   For commercial mortgage loans classified as held-for-sale, each loan is carried at the lower of cost or market and is included in commercial mortgage loans in our consolidated balance sheets. See note 3 for additional disclosures related to commercial mortgage loans.

   (g) Securities Lending Activity

   We engage in certain securities lending transactions for the purpose of enhancing the yield on our investment securities portfolio, which require the borrower to provide collateral, consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned. We maintain effective control over all loaned securities and, therefore, continue to report such securities as fixed maturity securities on the consolidated balance sheets. Cash and non-cash collateral, such as a

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

security, received by us on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral. Any cash collateral received is reinvested by our custodian based upon the investment guidelines provided within our agreement. The reinvested cash collateral is primarily invested in a money market fund approved by the National Association of Insurance Commissioners ("NAIC"), U.S. and foreign government securities, U.S. government agency securities, asset-backed securities and corporate debt securities. As of December 31, 2010 and 2009, the fair value of securities loaned under the securities lending program was $114.9 million and $170.6 million, respectively. As of December 31, 2010 and 2009, the fair value of collateral held under the securities lending program was $119.2 million and $175.8 million, respectively, and the obligation to return collateral of $119.1 million and $176.0 million, respectively, was included in other liabilities in the consolidated balance sheets. We had no non-cash collateral as of December 31, 2010 and 2009.

   (h) Cash and Cash Equivalents

   Certificates of deposit, money market funds and other time deposits with original maturities of 90 days or less are considered cash equivalents in the consolidated balance sheets and consolidated statements of cash flows. Items with maturities greater than 90 days but less than one year at the time of acquisition are considered short-term investments.

   (i) Deferred Acquisition Costs

   Acquisition costs include costs that vary with, and are primarily related to, the acquisition of insurance and investment contracts. Such costs are deferred and amortized as follows:

   Long-Duration Contracts. Acquisition costs include commissions in excess of ultimate renewal commissions, solicitation and printing costs, sales material and some support costs, such as underwriting and contract and policy issuance expenses. Amortization for traditional long-duration insurance products is determined as a level proportion of premium based on commonly accepted actuarial methods and reasonable assumptions about mortality, morbidity, lapse rates, expenses and future yield on related investments established when the contract or policy is issued. Amortization is adjusted each period to reflect policy lapse or termination rates as compared to anticipated experience. Amortization for annuity contracts without significant mortality risk and for investment and universal life insurance products is based on estimated gross profits. Estimated gross profits are adjusted quarterly to reflect actual experience to date or for the unlocking of underlying key assumptions relating to future gross profits based on experience studies.

   Short-Duration Contracts. Acquisition costs consist primarily of commissions and premium taxes and are amortized ratably over the terms of the underlying policies.

   We regularly review all of these assumptions and periodically test DAC for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized DAC for a line of business, a charge to income is recorded for additional DAC amortization, and for certain products, an increase in benefit reserves may be required. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income is recorded for additional DAC amortization or for increased benefit reserves. See note 5 for additional information related to DAC including loss recognition and recoverability.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   (j) Intangible Assets

   Present Value of Future Profits. In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review all of these assumptions and periodically test PVFP for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized PVFP for a line of business, a charge to income is recorded for additional PVFP amortization. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized PVFP), a charge to income is recorded for additional PVFP amortization or for increased benefit reserves. For the years ended December 31, 2010, 2009 and 2008, no charges to income were recorded as a result of our PVFP recoverability or loss recognition testing.

   Deferred Sales Inducements to Contractholders. We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit, and for fixed annuities with crediting rates higher than the contract's expected ongoing crediting rates for periods after the inducement. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize DAC.

   Software. Purchased software and certain application development costs related to internally developed software are capitalized above de minimus thresholds. When the software is ready for its intended use, the amounts capitalized are amortized over the expected useful life, not to exceed five years.

   (k) Goodwill

   Goodwill is not amortized but is tested for impairment at least annually and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying value. We test goodwill using a fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business, one level below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. We recognize an impairment charge for any amount by which the carrying amount of a reporting unit's goodwill exceeds its fair value.

   The determination of fair value for our reporting units is primarily based on an income approach whereby we use discounted cash flows for each reporting unit. When available, and as appropriate, we use market approaches or other valuation techniques to corroborate discounted cash flow results. The discounted cash flow model used for each reporting unit is based on either: operating income or statutory distributable income, depending on the reporting unit being valued.

   The cash flows used to determine fair value are dependent on a number of significant management assumptions based on our historical experience, our expectations of future performance and expected economic environment. Our estimates are subject to change given the inherent uncertainty in predicting future performance and cash flows, which are impacted by such things as policyholder behavior, competitor pricing, new product

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                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

introductions and specific industry and market conditions. Additionally, the discount rate used in our discounted cash flow approach is based on management's judgment of the appropriate rate for each reporting unit based on the relative risk associated with the projected cash flows.

   See note 6 for additional information related to goodwill and impairments recorded.

   (l) Reinsurance

   Premium revenue, benefits and acquisition and operating expenses, net of deferrals, are reported net of the amounts relating to reinsurance ceded to and assumed from other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies. Premium revenue, benefits and acquisition and operating expenses, net of deferrals, for reinsurance contracts that do not qualify for reinsurance accounting are accounted for under the deposit method of accounting.

   (m) Derivatives

   Derivative instruments are used to manage risk through one of four principal risk management strategies including: (i) liabilities; (ii) invested assets;
(iii) portfolios of assets or liabilities; and (iv) forecasted transactions.

   On the date we enter into a derivative contract, management designates the derivative as a hedge of the identified exposure (fair value or cash flow). If a derivative does not qualify for hedge accounting, the changes in its fair value and all scheduled periodic settlement receipts and payments are reported in income.

   We formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. In this documentation, we specifically identify the asset, liability or forecasted transaction that has been designated as a hedged item, state how the hedging instrument is expected to hedge the risks related to the hedged item, and set forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure hedge ineffectiveness. We generally determine hedge effectiveness based on total changes in fair value of the hedged item attributable to the hedged risk and the total changes in fair value of the derivative instrument.

   We discontinue hedge accounting prospectively when: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated or exercised; (iii) the derivative is de-designated as a hedge instrument; or (iv) it is no longer probable that the forecasted transaction will occur.

   For all qualifying and highly effective cash flow hedges, the effective portion of changes in fair value of the derivative instrument is reported as a component of OCI. The ineffective portion of changes in fair value of the derivative instrument is reported as a component of income. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative continues to be carried in the consolidated balance sheets at its fair value, and gains and losses that were accumulated in OCI are recognized immediately in income. When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in OCI and is recognized when the transaction affects income; however, prospective hedge accounting for the transaction is terminated. In all other situations in which hedge accounting

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

is discontinued on a cash flow hedge, amounts previously deferred in OCI are reclassified into income when income is impacted by the variability of the cash flow of the hedged item.

   For all qualifying and highly effective fair value hedges, the changes in fair value of the derivative instrument are reported in income. In addition, changes in fair value attributable to the hedged portion of the underlying instrument are reported in income. When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried in the consolidated balance sheets at its fair value, but the hedged asset or liability will no longer be adjusted for changes in fair value. In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value in the consolidated balance sheets, with changes in its fair value recognized in the current period as income.

   We may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, we assess whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determine whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

   If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded in the consolidated balance sheets at fair value and are classified consistent with their host contract. Changes in their fair value are recognized in the current period in income. If we are unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried in the consolidated balance sheets at fair value, with changes in fair value recognized in the current period in income.

   Changes in the fair value of non-qualifying derivatives, including embedded derivatives, changes in fair value of certain derivatives and related hedged items in fair value hedge relationships and hedge ineffectiveness on cash flow hedges are reported in net investment gains (losses).

   (n) Separate Accounts

   The separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the variable annuity contractholders and variable life insurance policyholders. We assess mortality and expense risk fees and administration charges on the assets allocated to the separate accounts. The separate account assets are carried at fair value and are equal to the liabilities that represent the contractholders' and policyholders' equity in those assets.

   (o) Insurance Reserves

   Future Policy Benefits

   We include insurance-type contracts, such as traditional life insurance, in the liability for future policy benefits. Insurance-type contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums based on mortality, morbidity and other assumptions, which are appropriate at the time the policies are issued or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims

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                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

incurred but not reported and claims in the process of settlement. This estimate is based on our historical experience and that of the insurance industry, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

   Policyholder Account Balances

   We include investment-type contracts and our universal life insurance contracts in the liability for policyholder account balances. Investment-type contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholders' contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

   (p) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of:
(a) claims that have been reported to the insurer; (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated; and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process and adjust claims.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

   (q) Income Taxes

   We determine deferred tax assets and/or liabilities by multiplying the differences between the financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled if there is no change in law. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances on deferred tax assets are estimated based on our assessment of the realizability of such amounts.

   For the period beginning January 1, 2004, and ending on the date of the transfer of our outstanding capital stock to Genworth, we were included in the consolidated federal income tax return of General Electric ("GE"). During this period, we were subject to a tax sharing arrangement that allocated taxes on a separate company basis, but provided benefit for current utilization of losses and credits.

   Subsequent to the transfer of our outstanding capital stock to Genworth, we file a consolidated life insurance federal income tax return with our parent, GLIC, and its other life insurance affiliates. We are subject to a separate tax sharing agreement, as approved by state insurance regulators, which allocates taxes on a separate company basis but provides benefit for current utilization of losses and credits. Intercompany balances are settled at least annually.

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                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   We are party to an assumption agreement with our indirect parent company, Genworth North America Corporation ("GNA"), whereby GNA assumes responsibility for any tax contingencies that are identified with respect to years ending on or before December 31, 2009 (that will not give rise to future reversals) on our behalf. These contingencies are reflected as an expense of the Company when incurred and are included in current tax expense. The Company recognizes the corresponding amount as a change in stockholder's equity since the liability for the contingency is assumed by GNA.

   (r) Variable Interest Entities

   We are involved in certain entities that are considered VIEs as defined under U.S. GAAP, and, accordingly, we evaluate the VIE to determine whether we are the primary beneficiary and are required to consolidate the assets and liabilities of the entity. The primary beneficiary of a VIE is the enterprise that has the power to direct the activities of a VIE that most significantly impacts the VIE's economic performance and has the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. The determination of the primary beneficiary for a VIE can be complex and requires management judgment regarding the expected results of the entity and how those results are absorbed by beneficial interest holders, as well as which party has the power to direct activities that most significantly impact the performance of the VIEs.

   Our primary involvement related to VIEs includes securitization transactions.

   In 2009, we had retained interests in VIEs where we were the servicer and transferor of certain assets that were sold to a newly created VIE. In 2010, we de-recognized the retained interests assets due to consolidation and termination of the VIEs. Additionally, for certain securitization transactions, we were the transferor of certain assets that were sold to a newly created VIE but did not retain any beneficial interest in the VIE other than acting as the servicer of the underlying assets.

   On January 1, 2010, we were required to consolidate certain VIEs. See note 15 for additional information related to these consolidated entities. As of December 31, 2009, we were not required to consolidate any VIEs where there were third-party beneficial interest holders.

   (s) Accounting Changes

   Disclosures Related To Financing Receivables

   On December 31, 2010, we adopted new accounting guidance related to additional disclosures about the credit quality of loans, lease receivables and other long-term receivables and the related allowance for credit losses. Certain other additional disclosures will be effective for us on March 31, 2011. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Scope Exception for Embedded Credit Derivatives

   On July 1, 2010, we adopted new accounting guidance related to embedded credit derivatives. This accounting guidance clarified the scope exception for embedded credit derivatives and when those features would be bifurcated from the host contract. Under the new accounting guidance, only embedded credit derivative features that are in the form of subordination of one financial instrument to another would not be subject to the bifurcation requirements. Accordingly, upon adoption, we were required to bifurcate embedded credit derivatives that no longer qualified under the amended scope exception. In conjunction with our adoption, we elected fair

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                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

value option for certain fixed maturity securities. The following summarizes the components for the cumulative effect adjustment recorded on July 1, 2010 related to the adoption of this new accounting guidance:

                                  ACCUMULATED OTHER
                                    COMPREHENSIVE                     TOTAL STOCKHOLDERS'
(AMOUNTS IN MILLIONS)               INCOME (LOSS)   RETAINED EARNINGS       EQUITY
---------------------             ----------------- ----------------- -------------------
Investment securities............      $123.8            $(123.8)            $  --
Other invested assets/(1)/.......         0.8               (1.0)             (0.2)
Provision for income taxes.......       (44.1)              44.1                --
                                       ------            -------             -----
Net cumulative effect adjustment.      $ 80.5            $ (80.7)            $(0.2)
                                       ======            =======             =====

--------
/(1)/Other invested assets are comprised of our investment in GLICNY, an unconsolidated subsidiary, accounted for under the equity method of accounting. GLICNY's adoption of the new accounting guidance resulted in a cumulative effect adjustment of $3.1 million recorded to retained earnings with a partial offset recorded to accumulated other comprehensive income of $2.5 million.

   For certain securities where the embedded credit derivative would require bifurcation, we elected the fair value option to carry the entire instrument at fair value to reduce the cost of calculating and recording the fair value of the embedded derivative feature separate from the debt security. Additionally, we elected the fair value option for a portion of other asset-backed securities for operational ease and to record and present the securities at fair value in future periods. Upon electing fair value option on July 1, 2010, these securities were reclassified into the trading category included in other invested assets and had a fair value of $132.5 million. Prior to electing fair value option, these securities were classified as available-for-sale fixed maturity securities.

   Accounting for Transfers of Financial Assets

   On January 1, 2010, we adopted new accounting guidance related to accounting for transfers of financial assets. This accounting guidance amends the previous guidance on transfers of financial assets by eliminating the qualifying special-purpose entity concept, providing certain conditions that must be met to qualify for sale accounting, changing the amount of gain or loss recognized on certain transfers and requiring additional disclosures. The adoption of this accounting guidance did not have a material impact on our consolidated financial statements. The elimination of the qualifying special-purpose entity concept requires that these entities be considered for consolidation as a result of the new guidance related to VIEs as discussed below.

   Improvements to Financial Reporting by Enterprises Involved with VIEs

   On January 1, 2010, we adopted new accounting guidance for determining which enterprise, if any, has a controlling financial interest in a VIE and requires additional disclosures about involvement in VIEs. Under this new accounting guidance, the primary beneficiary of a VIE is the enterprise that has the power to direct the activities of a VIE that most significantly impacts the VIE's economic performance and has the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. Upon adoption of this new accounting guidance, we were required to consolidate a previously qualifying special-purpose entity. We recorded a transition adjustment for the impact upon adoption to reflect the difference between the assets and liabilities of the newly consolidated entity and the amounts recorded for our interest in this entity prior to adoption. On January 1, 2010, we recorded a net cumulative effect adjustment of $34.7 million to retained earnings with a partial offset to accumulated other comprehensive income (loss) of $21.3 million related to the adoption of this new accounting guidance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   The assets and liabilities of the newly consolidated entity were as follows as of January 1, 2010:

                                                                             AMOUNTS
                                                                          RECORDED UPON
(AMOUNTS IN MILLIONS)                                                   CONSOLIDATION/(1)/
---------------------                                                   -----------------
Assets
Restricted commercial mortgage loans...................................      $133.9
Other invested assets/(2)/.............................................       (34.2)
Accrued investment income..............................................         0.7
                                                                             ------
   Total assets........................................................       100.4
                                                                             ------
Liabilities
Other liabilities......................................................         0.7
Borrowings related to securitization entities..........................       133.9
                                                                             ------
   Total liabilities...................................................       134.6
                                                                             ------
   Net assets and liabilities of newly consolidated entities...........       (34.2)
   Less: amortized cost of fixed maturity securities previously
     recorded/(3)/.....................................................         0.8
                                                                             ------
   Cumulative effect adjustment to retained earnings upon adoption,
     pre-tax...........................................................       (35.0)
   Tax effect..........................................................         0.3
                                                                             ------
   Net cumulative effect adjustment to retained earnings upon adoption.      $(34.7)
                                                                             ======

--------
/(1)/Represents the amounts that would have been recorded in the consolidated financial statements on January 1, 2010 had we recorded the assets and liabilities in our financial statements from the date we first met the conditions for consolidation based on the criteria in the new accounting guidance.
/(2)/Other invested assets are comprised of our investment in GLICNY, an unconsolidated subsidiary, accounted for under the equity method of accounting. GLICNY's adoption of the new accounting guidance resulted in a cumulative effect adjustment of $99.0 million recorded to retained earnings. We recorded the effect of GLICNY's accounting adoption that impacted our investment in GLICNY of $34.2 million.
/(3)/Fixed maturity securities that were previously recorded had net unrealized investment gains of $2.0 million included in accumulated other comprehensive income (loss) as of December 31, 2009.

   For commercial mortgage loans, the carrying amounts represent the unpaid principal balance less any allowance for loan losses. Borrowings related to securitization entities are recorded at unpaid principal.

   The borrowings of the entity were recorded at cost. See note 15 for additional information related to consolidation of VIEs.

   The new accounting guidance related to consolidation of VIEs has been deferred for a reporting entity's interest in an entity that has all of the attributes of an investment company as long as there is no implicit or explicit obligation to fund losses of the entity. For entities that meet these criteria, the new accounting guidance related to VIE consolidation would not be applicable until further guidance is issued. Accordingly, we did not have any impact upon adoption related to entities that meet the deferral criteria, such as certain limited partnership and fund investments.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   Fair Value Measurements and Disclosures--Improving Disclosures about Fair Value Measurements

   On January 1, 2010, we adopted new accounting guidance requiring additional disclosures for significant transfers between Level 1 and 2 fair value measurements and clarifications to existing fair value disclosures related to the level of disaggregation, inputs and valuation techniques. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Measurements and Disclosures--Measuring Liabilities At Fair Value

   On October 1, 2009, we adopted new accounting guidance related to measuring liabilities at fair value. This accounting guidance clarified techniques for measuring the fair value of liabilities when quoted market prices for the identical liability are not available. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Measurements and Disclosures--Investments In Certain Entities That Calculate Net Asset Value Per Share

   On October 1, 2009, we adopted new accounting guidance related to fair value measurements and disclosures that provided guidance on the fair value measurement in certain entities that calculate net asset value per share. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles

   On July 1, 2009, we adopted new accounting guidance related to the codification of accounting standards and the hierarchy of U.S. GAAP established by the Financial Accounting Standards Board (the "FASB"). This accounting guidance established two levels of U.S. GAAP, authoritative and nonauthoritative. The FASB Accounting Standards Codification (the "Codification") is the source of authoritative, nongovernmental U.S. GAAP, except for rules and interpretive releases of the United States Securities and Exchange Commission ("SEC"), which are also sources of authoritative U.S. GAAP for SEC registrants. All other accounting literature is nonauthoritative. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Recognition and Presentation of Other-Than-Temporary Impairments

   On April 1, 2009, we adopted new accounting guidance related to the recognition and presentation of other-than-temporary impairments. This accounting guidance amended the other-than-temporary impairment guidance for debt securities and modified the presentation and disclosure requirements for other-than-temporary impairment disclosures for debt and equity securities. This accounting guidance also amended the requirement for management to positively assert the ability and intent to hold a debt security to recovery to determine whether an other-than-temporary impairment exists and replaced this provision with the assertion that we do not intend to sell or it is not more likely than not that we will be required to sell a security prior to recovery. Additionally, this accounting guidance modified the presentation of other-than-temporary impairments for certain debt securities to only present the impairment loss in net income (loss) that represents the credit loss associated with the

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

other-than-temporary impairment with the remaining impairment loss being presented in OCI. The following summarizes the components for the cumulative effect adjustment recorded on April 1, 2009 related to the adoption of this new accounting guidance:

                                        ACCUMULATED OTHER
                                          COMPREHENSIVE                     TOTAL STOCKHOLDER'S
(AMOUNTS IN MILLIONS)                     INCOME (LOSS)   RETAINED EARNINGS       EQUITY
---------------------                   ----------------- ----------------- -------------------
Investment securities..................      $(301.6)          $ 301.6             $  --
Adjustment to DAC......................          3.6              (4.5)             (0.9)
Adjustment to PVFP.....................          5.9              (5.8)              0.1
Adjustment to certain benefit reserves.           --               0.6               0.6
Provision for income taxes.............        103.7            (103.4)              0.3
                                             -------           -------             -----
Net cumulative effect adjustment.......      $(188.4)          $ 188.5             $ 0.1
                                             =======           =======             =====

   Determining Fair Value When the Volume and Level of Activity For the Asset Or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

   On April 1, 2009, we adopted new accounting guidance related to determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly. This accounting guidance provided additional guidance for determining fair value when the volume or level of activity for an asset or liability has significantly decreased and identified circumstances that indicate a transaction is not orderly. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Measurements of Certain Nonfinancial Assets and Liabilities

   On January 1, 2009, we adopted new accounting guidance related to fair value measurements of certain nonfinancial assets and liabilities, such as impairment testing of goodwill and indefinite-lived intangible assets. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Disclosures About Derivative Instruments and Hedging Activities

   On January 1, 2009, we adopted new accounting guidance related to disclosures about derivative instruments and hedging activities. This statement required enhanced disclosures about an entity's derivative and hedging activities. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Business Combinations

   On January 1, 2009, we adopted new accounting guidance related to business combinations. This accounting guidance established principles and requirements for how an acquirer recognizes and measures certain items in a business combination, as well as disclosures about the nature and financial effects of a business combination. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   Transfers of Financial Assets and Interests In Variable Interest Entities

   On December 31, 2008, we adopted new accounting guidance related to disclosures by public entities about transfers of financial assets and interests in VIEs. This new accounting guidance amends the disclosure requirements regarding transfers of financial assets and involvement in VIEs to require additional disclosures for public entities. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Credit Derivatives and Certain Guarantees

   On December 31, 2008, we adopted new accounting guidance related to disclosures about credit derivatives and certain guarantees. This accounting guidance requires certain disclosures by sellers of credit derivatives and requires additional disclosure about the current status of the payment/performance risk of guarantees. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Other-Than-Temporary Impairments On Available-For-Sale Securities

   On October 14, 2008, the Office of the Chief Accountant at the SEC, issued a letter to the FASB that stated, given the debt characteristics of hybrid securities, they would not object to the application of a debt impairment model to hybrid investments provided there has been no evidence of deterioration in credit of the issuer. A debt impairment model could be used for filings subsequent to October 14, 2008, until the FASB further addresses the appropriate impairment model. As a result, management began using and will continue to use the debt impairment model as long as there has been no evidence of deterioration in credit of the issuer as of the balance sheet date.

   Other-Than-Temporary Impairments of Certain Structured Securities

   On October 1, 2008, we adopted new accounting guidance related to impairment guidance. This accounting guidance amends the impairment guidance to require all available information be used to produce our best estimate of cash flows rather than relying exclusively upon what a market participant would use to determine the current fair value. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Determining Fair Value When A Market Is Not Active

   On September 30, 2008, we adopted new accounting guidance related to determining the fair value of a financial asset when the market for that asset is not active. The accounting guidance provides guidance and clarification on how management's internal assumptions, observable market information and market quotes are considered in inactive markets. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Measurements

   On January 1, 2008, we adopted new accounting guidance related to fair value measurements. This accounting guidance defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements. Additionally, on January 1, 2008, we elected the partial adoption of this

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

accounting guidance to allow an entity to delay the application until January 1, 2009 for certain non-financial assets and liabilities. Under the provisions of the accounting guidance, we will delay the application for fair value measurements used in the impairment testing of goodwill and indefinite-lived intangible assets and eligible non-financial assets and liabilities included within a business combination. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Option For Financial Assets and Financial Liabilities

   On January 1, 2008, we adopted new accounting guidance related to the fair value option for financial assets and financial liabilities. This accounting guidance provides an option, on specified election dates, to report selected financial assets and liabilities, including insurance contracts, at fair value. Subsequent changes in fair value for designated items are reported in income in the current period. The adoption of this new accounting guidance did not impact our consolidated financial statements as no items were elected for measurement at fair value upon initial adoption. We will continue to evaluate eligible financial assets and liabilities on their election dates. Any future elections will be disclosed in accordance with the provisions outlined in the accounting guidance.

   Amendment To Guidance For Offsetting of Amounts Related To Certain Contracts

   On January 1, 2008, we adopted new accounting guidance for offsetting of amounts related to certain contracts. This accounting guidance allows fair value amounts recognized for collateral to be offset against fair value amounts recognized for derivative instruments that are executed with the same counterparty under certain circumstances. It also requires an entity to disclose the accounting policy decision to offset, or not to offset, fair value amounts. We do not, and have not previously, offset the fair value amounts recognized for derivatives with the amounts recognized as collateral.

   (t) Accounting Pronouncements Not Yet Adopted

   In December 2010, the FASB issued new accounting guidance related to goodwill impairment testing when a reporting unit's carrying value is zero or negative. This new accounting guidance will be effective for us on January 1, 2011. This guidance did not impact our consolidated financial statements upon adoption, as all of our reporting units with goodwill balances have positive carrying values.

   In October 2010, the FASB issued new accounting guidance related to accounting for costs associated with acquiring or renewing insurance contracts. This new accounting guidance will be effective for us on January 1, 2012. When adopted, we expect to defer fewer costs. The new guidance is effective prospectively with retrospective adoption allowed. We have not yet determined the method nor impact this accounting guidance will have on our consolidated financial statements.

   In April 2010, the FASB issued new accounting guidance on how investments held through separate accounts affect an insurer's consolidation analysis of those investments. This new accounting guidance will be effective for us on January 1, 2011. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   In January 2010, the FASB issued new accounting guidance to require additional disclosures about purchases, sales, issuances, and settlements in the rollforward of Level 3 fair value measurements. This new accounting guidance will be effective for us on January 1, 2011. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


(3) INVESTMENTS

   (a) Net Investment Income

   Sources of net investment income were as follows for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                        2010    2009    2008
---------------------                                                       ------  ------  ------
Fixed maturity securities--taxable......................................... $557.5  $567.0  $773.6
Commercial mortgage loans..................................................  120.7   136.7   168.4
Restricted commercial mortgage loans related to securitization entity/(1)/.   10.1      --      --
Equity securities..........................................................    3.9     1.8     3.5
Other invested assets......................................................   11.4   (77.8)  (27.5)
Policy loans...............................................................   32.2    31.8    29.7
Cash, cash equivalents and short-term investments..........................    2.7     8.8    26.1
                                                                            ------  ------  ------
   Gross investment income before expenses and fees........................  738.5   668.3   973.8
Expenses and fees..........................................................  (20.9)  (23.6)  (25.5)
                                                                            ------  ------  ------
   Net investment income................................................... $717.6  $644.7  $948.3
                                                                            ======  ======  ======

--------
/(1)/See note 15 for additional information related to consolidated securitization entities.

   (b) Net Investment Gains (Losses)

   Net investment gains (losses) were as follows for the years ended
December 31:

(AMOUNTS IN MILLIONS)                                              2010     2009     2008
---------------------                                            -------  -------  -------
Available-for-sale securities:
   Realized gains............................................... $  16.5  $  28.5  $  31.7
   Realized losses..............................................   (40.6)   (70.1)   (56.2)
                                                                 -------  -------  -------
   Net realized gains (losses) on available-for-sale securities.   (24.1)   (41.6)   (24.5)
                                                                 -------  -------  -------
Impairments:
   Total other-than-temporary impairments.......................   (57.1)  (592.1)  (820.7)
   Portion of other-than-temporary impairments included in OCI..   (29.5)   226.6       --
                                                                 -------  -------  -------
   Net other-than-temporary impairments.........................   (86.6)  (365.5)  (820.7)
                                                                 -------  -------  -------
Derivative instruments/(1)/.....................................    18.2    112.1    (87.9)
Commercial mortgage loans.......................................   (17.1)   (10.3)    (0.5)
Trading securities..............................................    (2.0)    (1.5)     2.6
Net gains (losses) related to securitization entity/(2)/........     0.1       --       --
Other...........................................................    (0.2)    (9.1)    (5.7)
                                                                 -------  -------  -------
   Net investments gains (losses)............................... $(111.7) $(315.9) $(936.7)
                                                                 =======  =======  =======

--------
/(1)/See note 4 for additional information on the impact of derivative instruments included in net investment gains (losses).
/(2)/See note 15 for additional information related to consolidated securitization entities.

   We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, our intent on an individual security may change, based upon market or other unforeseen developments. In

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

such instances, we sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements. If a loss is recognized from a sale subsequent to a balance sheet date due to these unexpected developments, the loss is recognized in the period in which we determined that we have the intent to sell the securities or it is more likely than not that we will be required to sell the securities prior to recovery. The aggregate fair value of securities sold at a loss during the years ended December 31, 2010, 2009 and 2008 was $404.2 million, $483.0 million and $443.9 million, respectively, which was approximately 92.0%, 87.9% and 88.8%, respectively, of book value.

   The following represents the activity for credit losses recognized in net income (loss) on debt securities where an other-than-temporary impairment was identified and a portion of other-than-temporary impairments was included in OCI as of and for the year ended December 31:

(AMOUNTS IN MILLIONS)                                                              2010     2009
---------------------                                                            -------  -------
Beginning balance............................................................... $ 373.3  $    --
Adoption of new accounting guidance related to other-than-temporary impairments.      --    456.2
Adoption of new accounting guidance related to securitization entities..........    (2.2)      --
Additions:
   Other-than-temporary impairments not previously recognized...................    26.7     48.7
   Increases related to other-than-temporary impairments previously recognized..    53.7     86.1
Reductions:
   Securities sold, paid down or disposed.......................................  (124.5)  (213.8)
   Securities where there is intent to sell.....................................      --     (3.9)
                                                                                 -------  -------
Ending balance.................................................................. $ 327.0  $ 373.3
                                                                                 =======  =======

   (c) Unrealized Investment Gains and Losses

   Net unrealized gains and losses on available-for-sale investment securities reflected as a separate component of accumulated other comprehensive income
(loss) were as follows as of December 31:

(AMOUNTS IN MILLIONS)                                      2010      2009       2008
---------------------                                    -------  ---------  ---------
Net unrealized gains (losses) on investment securities:
   Fixed maturity securities............................ $(163.6) $(1,080.2) $(2,565.1)
   Equity securities....................................    (0.6)      10.8       (9.6)
   Restricted other invested assets.....................      --       (1.7)     (57.6)
   Investment in unconsolidated subsidiary..............    18.8      (28.5)    (152.5)
   Other invested assets................................      --       (0.1)       0.7
                                                         -------  ---------  ---------
       Subtotal.........................................  (145.4)  (1,099.7)  (2,784.1)
                                                         -------  ---------  ---------
Adjustments to DAC, PVFP and benefit reserves...........   (84.8)      63.5      311.4
Deferred income taxes, net..............................    88.6      359.7      823.0
                                                         -------  ---------  ---------
Net unrealized investment gains (losses)................ $(141.6) $  (676.5) $(1,649.7)
                                                         =======  =========  =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   The change in net unrealized gains (losses) on available-for-sale investment securities reported in accumulated other comprehensive income (loss) was as follows as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                             2010      2009       2008
---------------------                                                           -------  ---------  ---------
Beginning balance.............................................................. $(676.5) $(1,649.7) $  (338.2)
Cumulative effect of change in accounting......................................   101.8     (188.4)        --
Unrealized gains (losses) arising during the period:
   Unrealized gains (losses) on investment securities..........................   698.7    1,567.5   (3,097.8)
   Adjustment to DAC...........................................................   (58.1)    (131.8)     150.8
   Adjustment to PVFP..........................................................   (72.2)    (125.6)     148.3
   Adjustment to benefit reserves..............................................   (18.0)        --         --
   Provision for deferred income taxes.........................................  (189.3)    (420.5)     938.5
                                                                                -------  ---------  ---------
       Change in unrealized gains (losses) on investment securities............   361.1      889.6   (1,860.2)
Reclassification adjustments to net investment (gains) losses, net of deferred
  taxes of $(38.7), $(146.5) and $(295.4)......................................    72.0      272.0      548.7
                                                                                -------  ---------  ---------
Ending balance................................................................. $(141.6) $  (676.5) $(1,649.7)
                                                                                =======  =========  =========

   (d) Fixed Maturity and Equity Securities

   As of December 31, 2010, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                  GROSS UNREALIZED GAINS      GROSS UNREALIZED LOSSES
                                                --------------------------- --------------------------
                                      AMORTIZED NOT OTHER-THAN- OTHER-THAN- NOT OTHER-THAN- OTHER-THAN-
                                       COST OR    TEMPORARILY   TEMPORARILY   TEMPORARILY   TEMPORARILY   FAIR
(AMOUNTS IN MILLIONS)                   COST       IMPAIRED      IMPAIRED      IMPAIRED      IMPAIRED     VALUE
---------------------                 --------- --------------- ----------- --------------- ----------- ---------
Fixed maturity securities:
   U.S. government, agencies and
     government-sponsored
     enterprises..................... $ 1,120.9     $ 41.5         $ --         $  (2.7)      $    --   $ 1,159.7
   Government--non-U.S...............     117.2       17.4           --            (0.4)           --       134.2
   U.S. corporate....................   6,248.8      223.5           --           (95.9)           --     6,376.4
   Corporate--non-U.S................   1,972.7       72.1           --           (48.2)           --     1,996.6
   Residential mortgage-backed.......   1,579.2       40.5          4.5          (134.9)       (108.4)    1,380.9
   Commercial mortgage-backed........   1,033.4       15.2          1.1          (126.9)        (15.9)      906.9
   Other asset-backed................   1,714.3        4.7           --           (50.5)         (0.3)    1,668.2
                                      ---------     ------         ----         -------       -------   ---------
       Total fixed maturity
         securities..................  13,786.5      414.9          5.6          (459.5)       (124.6)   13,622.9
Equity securities....................      71.4        1.5           --            (2.1)           --        70.8
                                      ---------     ------         ----         -------       -------   ---------
       Total available-for-sale
         securities.................. $13,857.9     $416.4         $5.6         $(461.6)      $(124.6)  $13,693.7
                                      =========     ======         ====         =======       =======   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   As of December 31, 2009, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                  GROSS UNREALIZED GAINS      GROSS UNREALIZED LOSSES
                                                --------------------------- --------------------------
                                      AMORTIZED NOT OTHER-THAN- OTHER-THAN- NOT OTHER-THAN- OTHER-THAN-
                                       COST OR    TEMPORARILY   TEMPORARILY   TEMPORARILY   TEMPORARILY   FAIR
(AMOUNTS IN MILLIONS)                   COST       IMPAIRED      IMPAIRED      IMPAIRED      IMPAIRED     VALUE
---------------------                 --------- --------------- ----------- --------------- ----------- ---------
Fixed maturity securities:
   U.S. government, agencies and
     government-sponsored
     enterprises..................... $   649.7     $ 11.5         $  --       $    (6.7)     $    --   $   654.5
   Government--non-U.S...............     148.9       12.2            --            (6.5)          --       154.6
   U.S. corporate....................   5,551.7      122.9            --          (200.7)          --     5,473.9
   Corporate--non-U.S................   1,616.1       40.4          11.0          (142.3)          --     1,525.2
   Residential mortgage-backed.......   1,555.9       19.2           1.3          (243.3)      (175.7)    1,157.4
   Commercial mortgage-backed........   1,125.5        6.2           0.8          (311.3)       (34.5)      786.7
   Other asset-backed................   1,681.2        5.4            --          (179.1)       (11.0)    1,496.5
                                      ---------     ------         -----       ---------      -------   ---------
       Total fixed maturity
         securities..................  12,329.0      217.8          13.1        (1,089.9)      (221.2)   11,248.8
Equity securities....................      90.5       10.9            --            (0.1)          --       101.3
                                      ---------     ------         -----       ---------      -------   ---------
       Total available-for-sale
         securities.................. $12,419.5     $228.7         $13.1       $(1,090.0)     $(221.2)  $11,350.1
                                      =========     ======         =====       =========      =======   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2010:

                                      LESS THAN 12 MONTHS             12 MONTHS OR MORE                     TOTAL
                                 ------------------------------ ------------------------------  ------------------------------
                                            GROSS                          GROSS                           GROSS
                                  FAIR    UNREALIZED NUMBER OF   FAIR    UNREALIZED  NUMBER OF   FAIR    UNREALIZED  NUMBER OF
(DOLLAR AMOUNTS IN MILLIONS)      VALUE     LOSSES   SECURITIES  VALUE   LOSSES/(1)/ SECURITIES  VALUE   LOSSES/(2)/ SECURITIES
----------------------------     -------- ---------- ---------- -------- ----------  ---------- -------- ----------  ----------
DESCRIPTION OF SECURITIES
Fixed maturity securities:
    U.S. government,
     agencies and
     government-
     sponsored
     enterprises................ $  202.4   $ (2.7)      21     $     --  $    --        --     $  202.4  $  (2.7)       21
    Government--
     non-U.S....................      5.9     (0.4)       2           --       --        --          5.9     (0.4)        2
    U.S. corporate..............  1,025.3    (28.2)     217        646.4    (67.7)       89      1,671.7    (95.9)      306
    Corporate--non-U.S..........    260.6     (4.2)      47        351.2    (44.0)       31        611.8    (48.2)       78
    Residential mortgage-
     backed.....................     64.1     (1.6)      22        592.7   (241.7)      238        656.8   (243.3)      260
    Commercial mortgage-
     backed.....................     71.0     (1.4)       9        539.1   (141.4)      146        610.1   (142.8)      155
    Other asset-backed..........    298.1     (0.4)      18        329.9    (50.4)       38        628.0    (50.8)       56
                                 --------   ------      ---     --------  -------       ---     --------  -------       ---
    Subtotal, fixed maturity
     securities.................  1,927.4    (38.9)     336      2,459.3   (545.2)      542      4,386.7   (584.1)      878
Equity securities...............      6.9     (1.9)       2          0.6     (0.2)        5          7.5     (2.1)        7
                                 --------   ------      ---     --------  -------       ---     --------  -------       ---
Total for securities in an
 unrealized loss position....... $1,934.3   $(40.8)     338     $2,459.9  $(545.4)      547     $4,394.2  $(586.2)      885
                                 ========   ======      ===     ========  =======       ===     ========  =======       ===

--------
/(1)/Amounts include $124.3 million of unrealized losses on
     other-than-temporarily impaired securities.
/(2)/Amounts include $124.6 million of unrealized losses on other-than-temporarily impaired securities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   Aging of Gross Unrealized Losses and Other-Than-Temporary Losses

   The following table presents the gross unrealized losses and number of investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2010:

                                       LESS THAN 20%                      20% TO 50%                    GREATER THAN 50%
                              -------------------------------- -------------------------------- --------------------------------
                                         % OF TOTAL                       % OF TOTAL                       % OF TOTAL
                                GROSS      GROSS                 GROSS      GROSS                 GROSS      GROSS
                              UNREALIZED UNREALIZED NUMBER OF  UNREALIZED UNREALIZED NUMBER OF  UNREALIZED UNREALIZED NUMBER OF
(DOLLAR AMOUNTS IN MILLIONS)    LOSSES     LOSSES   SECURITIES   LOSSES     LOSSES   SECURITIES   LOSSES     LOSSES   SECURITIES
----------------------------  ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Fixed maturity securities:
Less than 12 months:
    Investment grade.........  $ (36.7)      6.3%      318      $    --        --%       --      $    --        --%       --
    Below investment
     grade...................     (1.5)      0.2        12         (0.4)      0.1         3         (0.3)      0.1         3
                               -------      ----       ---      -------      ----       ---      -------      ----        --
       Total.................    (38.2)      6.5       330         (0.4)      0.1         3         (0.3)      0.1         3
                               -------      ----       ---      -------      ----       ---      -------      ----        --
12 months or greater:
    Investment grade.........   (111.6)     19.0       233        (73.6)     12.6        46        (42.1)      7.2        22
    Below investment
     grade/(1)/..............    (47.1)      8.0        67       (196.7)     33.6       122        (74.1)     12.6        52
                               -------      ----       ---      -------      ----       ---      -------      ----        --
       Total.................   (158.7)     27.0       300       (270.3)     46.2       168       (116.2)     19.8        74
                               -------      ----       ---      -------      ----       ---      -------      ----        --
Equity securities:
Less than 12 months:
    Investment grade.........     (0.1)       --         1         (1.8)      0.3         1           --        --        --
    Below investment
     grade...................       --        --        --           --        --        --           --        --        --
                               -------      ----       ---      -------      ----       ---      -------      ----        --
       Total.................     (0.1)       --         1         (1.8)      0.3         1           --        --        --
                               -------      ----       ---      -------      ----       ---      -------      ----        --
12 months or greater:
    Investment grade.........       --        --        --         (0.1)       --         2           --        --        --
    Below investment
     grade...................       --        --        --         (0.1)       --         3           --        --        --
                               -------      ----       ---      -------      ----       ---      -------      ----        --
       Total.................       --        --        --         (0.2)       --         5           --        --        --
                               -------      ----       ---      -------      ----       ---      -------      ----        --
Total........................  $(197.0)     33.5%      631      $(272.7)     46.6%      177      $(116.5)     19.9%       77
                               =======      ====       ===      =======      ====       ===      =======      ====        ==

--------
/(1)/Securities in an unrealized loss position for 12 months or greater include other-than-temporarily impaired securities where a non-credit loss of $116.1 million was recorded in OCI.

   The securities less than 20% below cost were primarily attributable to credit spreads that have widened since acquisition for certain mortgage-backed and asset-backed securities and corporate securities in the finance and insurance sector.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   Concentration of Gross Unrealized Losses and Other-Than-Temporary Losses by Sector

   The following table presents the concentration of gross unrealized losses by sector as of December 31, 2010:

                                                 INVESTMENT GRADE                BELOW INVESTMENT GRADE
                                        ---------------------------------  ---------------------------------
                                        GROSS UNREALIZED    % OF GROSS     GROSS UNREALIZED    % OF GROSS
(AMOUNTS IN MILLIONS)                        LOSSES      UNREALIZED LOSSES      LOSSES      UNREALIZED LOSSES
---------------------                   ---------------- ----------------- ---------------- -----------------
Fixed maturity securities:
   U.S. government, agencies and
     government-sponsored enterprises..     $  (2.7)            0.5%           $    --             -- %
   Government--non-U.S.................        (0.4)            0.1                 --              --
   U.S. corporate......................       (87.4)           14.9               (8.5)            1.5
   Corporate--non-U.S..................       (43.5)            7.5               (4.7)            0.8
   Residential mortgage-backed.........       (59.4)           10.1             (183.9)           31.3
   Commercial mortgage-backed..........       (58.2)            9.9              (84.6)           14.4
   Other asset-backed..................       (12.4)            2.1              (38.4)            6.6
                                            -------            ----            -------            ----
   Subtotal, fixed maturity securities.      (264.0)           45.1             (320.1)           54.6
Equity securities......................        (2.0)            0.3               (0.1)             --
                                            -------            ----            -------            ----
Total..................................     $(266.0)           45.4%           $(320.2)           54.6%
                                            =======            ====            =======            ====

   While certain securities included in the preceding table were considered other-than-temporarily impaired, we expect to recover the new amortized cost based on our estimate of cash flows to be collected. We do not intend to sell and it is not more likely than not that we will be required to sell these securities prior to recovering our amortized cost.

   Despite the considerable analysis and rigor employed on our structured securities, it is at least reasonably possible that the underlying collateral of these investments will perform worse than current market expectations. Such events may lead to adverse changes in cash flows on our holdings of asset-backed and mortgage-backed securities and potential future write-downs within our portfolio of mortgage-backed and asset-backed securities. We expect our investments in corporate securities will continue to perform in accordance with our conclusions about the amount and timing of estimated cash flows. Although we do not anticipate such events, it is at least reasonably possible that issuers of our investments in corporate securities will perform worse than current expectations. Such events may lead us to recognize potential future write-downs within our portfolio of corporate securities.

   Structured Securities

   The following table presents the concentration of gross unrealized losses related to structured securities as of December 31, 2010:

                                         INVESTMENT GRADE                BELOW INVESTMENT GRADE
                                ---------------------------------  ---------------------------------
                                GROSS UNREALIZED    % OF GROSS     GROSS UNREALIZED    % OF GROSS
(AMOUNTS IN MILLIONS)                LOSSES      UNREALIZED LOSSES      LOSSES      UNREALIZED LOSSES
---------------------           ---------------- ----------------- ---------------- -----------------
Structured securities:
   Residential mortgage-backed.     $ (59.4)           13.6%           $(183.9)           42.1%
   Commercial mortgage-backed..       (58.2)           13.3%             (84.6)           19.4
   Other asset-backed..........       (12.4)            2.8%             (38.4)            8.8
                                    -------            ----            -------            ----
Total structured securities....     $(130.0)           29.7%           $(306.9)           70.3%
                                    =======            ====            =======            ====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   Most of the structured securities have been in an unrealized loss position for 12 months or more. Given ongoing concern about the housing market and unemployment, the fair value of these securities has declined due to credit spreads that have widened since acquisition. We examined the performance of the underlying collateral and developed our estimate of cash flows expected to be collected. In doing so, we identified certain securities where the non-credit portion of other-than-temporary impairments was recorded in OCI. Based on this evaluation, we determined that the unrealized losses on our mortgage-backed and asset-backed securities represented temporary impairments as of December 31, 2010.

   Corporate Securities

   The following table presents the concentration of gross unrealized losses related to corporate debt and equity securities by industry as of December 31, 2010:

                                   INVESTMENT GRADE       BELOW INVESTMENT GRADE
                               ------------------------  ------------------------
                               LESS THAN 12 12 MONTHS OR LESS THAN 12 12 MONTHS OR
(AMOUNTS IN MILLIONS)             MONTHS      GREATER       MONTHS      GREATER
---------------------          ------------ ------------ ------------ ------------
Industry:
Finance and insurance.........    $ (6.9)      $(68.1)      $(0.3)       $ (3.9)
Utilities and energy..........      (8.8)        (1.8)         --          (0.3)
Consumer--non-cyclical........      (2.4)        (0.3)       (0.1)           --
Consumer--cyclical............      (0.7)        (3.4)       (0.4)         (1.9)
Capital goods.................      (2.0)        (0.7)         --          (1.3)
Industrial....................      (3.8)        (6.8)         --          (1.3)
Technology and communications.      (2.1)        (1.3)       (0.2)         (2.2)
Transportation................      (0.2)        (9.8)         --          (0.3)
Other.........................      (6.4)        (7.4)         --          (1.1)
                                  ------       ------       -----        ------
Total.........................    $(33.3)      $(99.6)      $(1.0)       $(12.3)
                                  ======       ======       =====        ======

   A portion of the unrealized losses in the finance and insurance sector included debt securities where an other-than-temporary impairment was recorded in OCI. Given the current market conditions, including current financial industry events and uncertainty around global economic conditions, the fair value of these debt securities has declined due to credit spreads that have widened since acquisition. In our examination of these securities, we considered all available evidence, including the issuers' financial condition and current industry events to develop our conclusion on the amount and timing of the cash flows expected to be collected. Based on this evaluation, we determined that the unrealized losses on these debt securities represented temporary impairments as of December 31, 2010. A subset of the securities issued by banks and other financial institutions represent investments in financial hybrid securities on which a debt impairment model was employed. Most of these hybrid securities retain a credit rating of investment grade. The majority of these securities were issued by foreign financial institutions. The fair value of these hybrid securities has been impacted by credit spreads that have widened since acquisition and reflect uncertainty surrounding the extent and duration of government involvement, potential capital restructuring of these institutions, and continued but diminishing risk that income payments may be deferred.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2009:

                                                    LESS THAN 12 MONTHS               12 MONTHS OR MORE
                                              -------------------------------- --------------------------------
                                                           GROSS                            GROSS
                                                         UNREALIZED NUMBER OF             UNREALIZED NUMBER OF
(DOLLAR AMOUNTS IN MILLIONS)                  FAIR VALUE   LOSSES   SECURITIES FAIR VALUE   LOSSES   SECURITIES
----------------------------                  ---------- ---------- ---------- ---------- ---------- ----------
DESCRIPTION OF SECURITIES
Fixed maturity securities:
   U.S. government, agencies and government-
     sponsored enterprises...................  $  319.5   $  (6.1)      30      $    6.2  $    (0.6)      2
   Government--non-U.S.......................        --        --       --          31.8       (6.5)     11
   U.S. corporate............................     781.3     (16.0)     117       1,558.3     (184.7)    256
   Corporate--non-U.S........................     106.7      (4.6)      22         696.3     (137.7)     78
   Residential mortgage-backed...............     248.8    (132.7)     101         508.2     (286.3)    205
   Commercial mortgage-backed................      81.6     (16.3)      29         585.7     (329.5)    193
   Other asset-backed........................     193.6      (0.7)      21         981.2     (189.4)    140
                                               --------   -------      ---      --------  ---------     ---
   Subtotal, fixed maturity securities.......   1,731.5    (176.4)     320       4,367.7   (1,134.7)    885
Equity securities............................        --        --       --            --       (0.1)      1
                                               --------   -------      ---      --------  ---------     ---
Total for securities in an unrealized loss
  position...................................  $1,731.5   $(176.4)     320      $4,367.7  $(1,134.8)    886
                                               ========   =======      ===      ========  =========     ===
% Below cost--fixed maturity securities:
   (less than)20% Below cost.................  $1,569.6   $ (32.1)     232      $3,207.4  $  (237.0)    466
   20-50% Below cost.........................     120.9     (67.7)      41         912.4     (442.9)    228
   (greater than)50% Below cost..............      41.0     (76.6)      47         247.9     (454.8)    191
                                               --------   -------      ---      --------  ---------     ---
   Total fixed maturity securities...........   1,731.5    (176.4)     320       4,367.7   (1,134.7)    885
                                               --------   -------      ---      --------  ---------     ---
% Below cost--equity securities:
   (less than)20% Below cost.................        --        --       --            --       (0.1)      1
                                               --------   -------      ---      --------  ---------     ---
   Total equity securities...................        --        --       --            --       (0.1)      1
                                               --------   -------      ---      --------  ---------     ---
Total for securities in an unrealized loss
  position...................................  $1,731.5   $(176.4)     320      $4,367.7  $(1,134.8)    886
                                               ========   =======      ===      ========  =========     ===
Investment grade.............................  $1,559.4   $ (50.5)     216      $3,766.1  $  (748.2)    649
Below investment grade.......................     172.1    (125.9)     104         601.6     (386.6)    237
                                               --------   -------      ---      --------  ---------     ---
Total for securities in an unrealized loss
  position...................................  $1,731.5   $(176.4)     320      $4,367.7  $(1,134.8)    886
                                               ========   =======      ===      ========  =========     ===

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   The scheduled maturity distribution of fixed maturity securities as of December 31, 2010 is set forth below. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                               AMORTIZED COST
       (AMOUNTS IN MILLIONS)                      OR COST     FAIR VALUE
       ---------------------                   -------------- ----------
       Due one year or less...................   $   645.6    $   644.7
       Due after one year through five years..     3,199.4      3,253.6
       Due after five years through ten years.     1,847.0      1,914.9
       Due after ten years....................     3,767.6      3,853.7
                                                 ---------    ---------
          Subtotal............................     9,459.6      9,666.9
       Residential mortgage-backed............     1,579.2      1,380.9
       Commercial mortgage-backed.............     1,033.4        906.9
       Other asset-backed.....................     1,714.3      1,668.2
                                                 ---------    ---------
          Total...............................   $13,786.5    $13,622.9
                                                 =========    =========

   As of December 31, 2010, $1,220.4 million of our investments (excluding mortgage and asset-backed securities) were subject to certain call provisions.

   As of December 31, 2010, securities issued by finance and insurance, utilities and energy, and consumer--non-cyclical industry groups represented approximately 21.7%, 21.3% and 10.9% of our domestic and foreign corporate fixed maturity securities portfolio, respectively. No other industry group comprised more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the United States and internationally, and is not dependent on the economic stability of one particular region.

   As of December 31, 2010, we did not hold any fixed maturity securities which individually exceeded 10% of stockholder's equity.

   As of December 31, 2010 and 2009, $8.3 million of securities were on deposit with various state government insurance departments in order to comply with relevant insurance regulations.

   (e) Commercial Mortgage Loans

   Our mortgage loans are collateralized by commercial properties, including multi-family residential buildings. The carrying value of commercial mortgage loans is stated at original cost net of prepayments, amortization and allowance for loan losses.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   We diversify our commercial mortgage loans by both property type and geographic region. The following tables set forth the distribution across property type and geographic region for commercial mortgage loans as of December 31:

                                                                2010                      2009
                                                      ------------------------  ------------------------
(AMOUNTS IN MILLIONS)                                 CARRYING VALUE % OF TOTAL CARRYING VALUE % OF TOTAL
---------------------                                 -------------- ---------- -------------- ----------
PROPERTY TYPE
Office...............................................    $  623.6       29.3%      $  677.5       28.5%
Industrial...........................................       579.7       27.3          659.1       27.7
Retail...............................................       514.1       24.2          544.5       22.9
Apartments...........................................       194.4        9.1          225.5        9.5
Mixed use/other......................................       214.5       10.1          269.7       11.4
                                                         --------      -----       --------      -----
   Total principal balance...........................     2,126.3      100.0%       2,376.3      100.0%
                                                                       =====                     =====
   Unamortized balance of loan origination fees and
     costs...........................................         1.5                       2.0
   Allowance for losses..............................       (18.5)                    (15.0)
                                                         --------                  --------
   Total.............................................    $2,109.3                  $2,363.3
                                                         ========                  ========

                                                                2010                      2009
                                                      ------------------------  ------------------------
(AMOUNTS IN MILLIONS)                                 CARRYING VALUE % OF TOTAL CARRYING VALUE % OF TOTAL
---------------------                                 -------------- ---------- -------------- ----------
GEOGRAPHIC REGION
Pacific..............................................    $  594.9       28.0%      $  654.1       27.5%
South Atlantic.......................................       571.0       26.8          653.0       27.5
Middle Atlantic......................................       260.3       12.2          291.5       12.3
East North Central...................................       203.1        9.6          240.2       10.1
Mountain.............................................       119.5        5.6          138.4        5.8
New England..........................................       112.7        5.3          115.4        4.9
West North Central...................................       110.1        5.2          116.4        4.9
East South Central...................................        82.4        3.9           90.2        3.8
West South Central...................................        72.3        3.4           77.1        3.2
                                                         --------      -----       --------      -----
   Total principal balance...........................     2,126.3      100.0%       2,376.3      100.0%
                                                                       =====                     =====
   Unamortized balance of loan origination fees and
     costs...........................................         1.5                       2.0
   Allowance for losses..............................       (18.5)                    (15.0)
                                                         --------                  --------
   Total.............................................    $2,109.3                  $2,363.3
                                                         ========                  ========

   As of December 31, 2010 and 2009, our total mortgage holdings secured by real estate in California was $422.7 million and $468.2 million, respectively, which was 19.9% and 19.7%, respectively, of our total mortgage holdings.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   The following table sets forth the aging of past due commercial mortgage loans by property type as of December 31, 2010:

                                31 -60 DAYS 61 -90 DAYS GREATER THAN 90 TOTAL PAST
(AMOUNTS IN MILLIONS)            PAST DUE    PAST DUE    DAYS PAST DUE     DUE      CURRENT    TOTAL
---------------------           ----------- ----------- --------------- ---------- --------  --------
Property type:
   Office......................     $--         $--          $3.5          $3.5    $  620.1  $  623.6
   Industrial..................      --          --            --            --       579.7     579.7
   Retail......................      --          --            --            --       514.1     514.1
   Apartments..................      --          --            --            --       194.4     194.4
   Mixed use/other.............      --          --            --            --       214.5     214.5
                                    ---         ---          ----          ----    --------  --------
   Total principal balance.....     $--         $--          $3.5          $3.5    $2,122.8  $2,126.3
                                    ===         ===          ====          ====    ========  ========
% of total commercial mortgage
  loans........................      --%         --%          0.2%          0.2%       99.8%    100.0%
                                    ===         ===          ====          ====    ========  ========

   We had no commercial mortgage loans that were outstanding more than 90 days and still accruing interest.

   We had $3.5 million of commercial mortgage loans on nonaccrual status related to office property type as of December 31, 2010.

   The following table sets forth the allowance for credit losses and recorded investment in commercial mortgage loans for the year ended December 31:

(AMOUNTS IN MILLIONS)                                                           2010
---------------------                                                         --------
Allowance for credit losses:
   Beginning balance......................................................... $   15.0
   Charge-offs/(1)/..........................................................    (14.6)
   Recoveries................................................................       --
   Provision.................................................................     18.1
                                                                              --------
   Ending balance............................................................ $   18.5
                                                                              ========
   Ending allowance for individually impaired loans.......................... $     --
                                                                              ========
   Ending allowance for loans not individually impaired that were evaluated
     collectively for impairment............................................. $   18.5
                                                                              ========

Principal balance:
   Ending balance............................................................ $2,126.3
                                                                              ========
   Ending balance of individually impaired loans............................. $    4.2
                                                                              ========
   Ending balance of loans not individually impaired that were evaluated collectively for impairment............................................. $2,122.1
                                                                              ========

--------
/(1)/The year ended December 31, 2010 included $13.0 million related to held-for-sale commercial mortgage loans that were sold.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   The following table presents the activity in the allowance for losses during the years ended December 31:

                     (AMOUNTS IN MILLIONS)      2009  2008
                     ---------------------      ----- ----
                     Balance as of January 1... $ 7.4 $6.9
                     Provision.................   7.6  0.5
                                                ----- ----
                     Balance as of December 31. $15.0 $7.4
                                                ===== ====

   The following table sets forth impaired commercial mortgage loans by property type as of December 31, 2010:

                                   UNPAID                          AVERAGE    INTEREST
                        RECORDED  PRINCIPAL              RELATED   RECORDED    INCOME
(AMOUNTS IN MILLIONS)  INVESTMENT  BALANCE  CHARGE-OFFS ALLOWANCE INVESTMENT RECOGNIZED
---------------------  ---------- --------- ----------- --------- ---------- ----------
 Property type:
    Office............    $3.1      $4.6       $1.5        $--       $1.5       $--
    Industrial........     1.1       1.2        0.1         --        1.1        --
    Retail............      --        --         --         --         --        --
    Apartments........      --        --         --         --         --        --
   Mixed use/other....      --        --         --         --         --        --
                          ----      ----       ----        ---                  ---
    Total.............    $4.2      $5.8       $1.6        $--       $1.4       $--
                          ====      ====       ====        ===                  ===

   In evaluating the credit quality of commercial mortgage loans, we assess the performance of the underlying loans using both quantitative and qualitative criteria. Certain risks associated with commercial mortgages loans can be evaluated by reviewing both the loan-to-value and debt service coverage ratio to understand both the probability of the borrower not being able to make the necessary loan payments as well as the ability to sell the underlying property for an amount that would enable us to recover our unpaid principal balance in the event of default by the borrower. A higher debt service coverage ratio indicates the borrower is less likely to default on the loan. The debt service coverage ratio should not be used without considering other factors associated with the borrower, such as the borrower's liquidity or access to other resources that may result in our expectation that the borrower will continue to make the future scheduled payments. A lower loan-to-value indicates that our loan value is more likely to be recovered in the event of default by the borrower if the property was sold.

   The following table sets forth the average loan-to-value of commercial mortgage loans by property type as of December 31, 2010:

                                                   AVERAGE LOAN-TO-VALUE/(1)/
                               ------------------------------------------------------------------
(AMOUNTS IN MILLIONS)          0% - 50% 51% - 60% 61% - 75% 76% - 100% GREATER THAN 100%   TOTAL
---------------------          -------- --------- --------- ---------- ----------------- --------
Property type:
   Office.....................  $134.1   $116.9    $171.4     $147.2         $54.0       $  623.6
   Industrial.................   180.1    152.7     131.7       90.0          25.2          579.7
   Retail.....................   135.8     78.6     172.9      121.2           5.6          514.1
   Apartments.................    39.2     22.0      65.3       67.9            --          194.4
   Mixed use/other............    12.6      7.9       6.7      177.8           9.5          214.5
                                ------   ------    ------     ------         -----       --------
   Total......................  $501.8   $378.1    $548.0     $604.1         $94.3       $2,126.3
                                ======   ======    ======     ======         =====       ========
% of total....................    23.6%    17.8%     25.8%      28.4%          4.4%         100.0%
                                ======   ======    ======     ======         =====       ========
Weighted-average debt service
  coverage ratio/(2)/.........    2.17     1.90      1.45       3.62          1.06           2.30
                                ======   ======    ======     ======         =====       ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

--------
/(1)/Average loan-to-value is based on our most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.
/(2)/Debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

   The following table sets forth the debt service coverage ratio for fixed rate commercial mortgage loans by property type as of December 31, 2010:

                                                     DEBT SERVICE COVERAGE RATIO - FIXED RATE/(1)/
                                     -----------------------------------------------------------------------------
(AMOUNTS IN MILLIONS)                LESS THAN 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 GREATER THAN 2.00   TOTAL
---------------------                -------------- ----------- ----------- ----------- ----------------- --------
Property type:
   Office...........................     $ 38.8       $ 58.5      $ 76.2      $162.9         $197.8       $  534.2
   Industrial.......................       73.9         72.1        82.7       234.5          115.9          579.1
   Retail...........................       31.4        101.8       140.3       113.1          125.9          512.5
   Apartments.......................        2.9         14.6        39.7        60.3           25.8          143.3
   Mixed use/other..................        9.5          9.9         5.9        27.7           11.4           64.4
                                         ------       ------      ------      ------         ------       --------
   Total............................     $156.5       $256.9      $344.8      $598.5         $476.8       $1,833.5
                                         ======       ======      ======      ======         ======       ========
% of total..........................        8.6%        14.0%       18.8%       32.6%          26.0%         100.0%
                                         ======       ======      ======      ======         ======       ========
Weighted-average loan-to-value/(2)/.       88.5%        67.0%       66.2%       57.9%          51.9%          61.8%
                                         ======       ======      ======      ======         ======       ========

--------
/(1)/Debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.
/(2)/Average loan-to-value is based on our most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   The following table sets forth the debt service coverage ratio for floating rate commercial mortgage loans by property type as of December 31, 2010:

                                                   DEBT SERVICE COVERAGE RATIO - FLOATING RATE/(1)/
                                     ---------------------------------------------------------------------------
(AMOUNTS IN MILLIONS)                LESS THAN 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 GREATER THAN 2.00  TOTAL
---------------------                -------------- ----------- ----------- ----------- ----------------- ------
Property type:
   Office...........................     $  --          $--         $--        $  --         $ 89.4       $ 89.4
   Industrial.......................       0.6           --          --           --             --          0.6
   Retail...........................        --           --          --          1.6             --          1.6
   Apartments.......................        --           --          --         21.5           29.6         51.1
   Mixed use/other..................        --           --          --           --          150.1        150.1
                                         -----          ---         ---        -----         ------       ------
   Total............................     $ 0.6          $--         $--        $23.1         $269.1       $292.8
                                         =====          ===         ===        =====         ======       ======
% of total..........................       0.2%          --%         --%         7.9%          91.9%       100.0%
                                         =====          ===         ===        =====         ======       ======
Weighted-average loan-to-value/(2)/.      31.8%          --%         --%        93.3%          81.4%        82.3%
                                         =====          ===         ===        =====         ======       ======

--------
/(1)/Debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.
/(2)/Average loan-to-value is based on our most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

   (f) Restricted Commercial Mortgage Loans Related To Securitization Entity

   The following tables set forth additional information regarding our restricted commercial mortgage loans related to a securitization entity as of December 31:

                                                   2010
                                         ------------------------
             (AMOUNTS IN MILLIONS)       CARRYING VALUE % OF TOTAL
             ---------------------       -------------- ----------
             PROPERTY TYPE
             Retail.....................     $ 50.3        44.9%
             Office.....................       30.1        26.8
             Industrial.................       19.4        17.3
             Apartments.................        6.4         5.7
             Mixed use/other............        5.9         5.3
                                             ------       -----
                Total principal balance.      112.1       100.0%
                                                          =====
                Allowance for losses....       (0.3)
                                             ------
                Total...................     $111.8
                                             ======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


                                                   2010
                                         ------------------------
             (AMOUNTS IN MILLIONS)       CARRYING VALUE % OF TOTAL
             ---------------------       -------------- ----------
             GEOGRAPHIC REGION
             Pacific....................     $ 29.0        25.9%
             South Atlantic.............       25.7        22.9
             Middle Atlantic............       14.0        12.5
             East North Central.........       14.2        12.7
             East South Central.........       10.5         9.4
             Mountain...................        9.2         8.2
             West North Central.........        7.3         6.5
             West South Central.........        1.6         1.4
             New England................        0.6         0.5
                                             ------       -----
                Total principal balance.      112.1       100.0%
                                                          =====
                Allowance for losses....       (0.3)
                                             ------
                Total...................     $111.8
                                             ======

   As of December 31, 2010, all restricted commercial mortgage loans were current and there were no restricted commercial mortgage loans on nonaccrual status.

   Of the total carrying value of restricted commercial mortgage loans as of December 31, 2010, $110.5 million related to loans not individually impaired that were evaluated collectively for impairment. A provision for credit losses of $0.8 million was recorded during the year related to these loans, of which $0.5 million was recorded upon consolidation of a securitization entity as of January 1, 2010. We also recorded charge-offs of $0.5 million during the year related to our individually impaired loans, resulting in an ending allowance for credit losses balance of $0.3 million as of December 31, 2010.

   In evaluating the credit quality of restricted commercial mortgage loans, we assess the performance of the underlying loans using both quantitative and qualitative criteria. The risks associated with restricted commercial mortgages loans can typically be evaluated by reviewing both the loan-to-value and debt service coverage ratio to understand both the probability of the borrower not being able to make the necessary loan payments as well as the ability to sell the underlying property for an amount that would enable us to recover our unpaid principal balance in the event of default by the borrower. A higher debt service coverage ratio indicates the borrower is less likely to default on the loan. The debt service coverage ratio should not be used without considering other factors associated with the borrower such as the borrower's liquidity or access to other resources that may result in our expectation that the borrower will continue to make the future scheduled payments. A lower loan-to-value indicates that our loan value is more likely to be recovered in the event of default by the borrower if the property was sold.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   The following table sets forth the average loan-to-value of restricted commercial mortgage loans by property type as of December 31, 2010:

                                                        AVERAGE LOAN-TO-VALUE/ (1)/
                                        -----------------------------------------------------------
                                                                                GREATER THAN
(AMOUNTS IN MILLIONS)                   0% - 50% 51% - 60% 61% - 75% 76% - 100%     100%      TOTAL
---------------------                   -------- --------- --------- ---------- ------------ ------
Property type:
   Retail..............................  $ 44.6    $ 1.8     $ 1.3     $ 2.6        $--      $ 50.3
   Office..............................    24.4      2.7        --       3.0         --        30.1
   Industrial..........................    19.4       --        --        --         --        19.4
   Apartments..........................     6.4       --        --        --         --         6.4
   Mixed use/other.....................     5.9       --        --        --         --         5.9
                                         ------    -----     -----     -----        ---      ------
   Total...............................  $100.7    $ 4.5     $ 1.3     $ 5.6        $--      $112.1
                                         ======    =====     =====     =====        ===      ======
% of total.............................    90.0%     4.0%      1.1%      4.9%        --%      100.0%
                                         ======    =====     =====     =====        ===      ======
Weighted-average debt service coverage
  ratio/(2)/...........................    1.77     0.89      1.33      1.76         --        1.73
                                         ======    =====     =====     =====        ===      ======

--------
/(1)/Average loan-to-value is based on our most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.
/(2)/Debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

   The following table sets forth the debt service coverage ratio for fixed rate restricted commercial mortgage loans by property type as of December 31, 2010:

                                                  DEBT SERVICE COVERAGE RATIO - FIXED RATE/(1)/
                                     ----------------------------------------------------------------------
                                                                                        GREATER THAN
(AMOUNTS IN MILLIONS)                LESS THAN 1.00 1.01 - 1.25 1.26 - 1.50 1.51 - 2.00     2.00      TOTAL
---------------------                -------------- ----------- ----------- ----------- ------------ ------
Property type:
   Retail...........................     $ 7.4         $ 3.0       $17.0       $17.0       $ 5.9     $ 50.3
   Office...........................       4.0            --        11.4         5.9         8.8       30.1
   Industrial.......................        --            --         3.7        14.3         1.4       19.4
   Apartments.......................        --            --         4.5          --         1.9        6.4
   Mixed use/other..................        --            --          --         2.8         3.1        5.9
                                         -----         -----       -----       -----       -----     ------
   Total............................     $11.4         $ 3.0       $36.6       $40.0       $21.1     $112.1
                                         =====         =====       =====       =====       =====     ======
% of total..........................      10.1%          2.7%       32.6%       35.7%       18.9%     100.0%
                                         =====         =====       =====       =====       =====     ======
Weighted-average loan-to-value/(2)/.      48.0%         38.4%       39.4%       39.5%       32.3%      38.9%
                                         =====         =====       =====       =====       =====     ======

--------
/(1)/Debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

/(2)/Average loan-to-value is based on our most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

   There were no floating rate restricted commercial mortgage loans as of December 31, 2010.

   See note 15 for additional information related to consolidated securitization entities.

   (g) Other Invested Assets

   The following table sets forth the carrying values of our other invested assets as of December 31:

                                                       2010                      2009
                                             ------------------------  ------------------------
(AMOUNTS IN MILLIONS)                        CARRYING VALUE % OF TOTAL CARRYING VALUE % OF TOTAL
---------------------                        -------------- ---------- -------------- ----------
Investment in unconsolidated subsidiary.....    $  418.1       35.9%      $  381.4       14.7%
Trading securities..........................       274.1       23.5           33.5        1.3
Limited partnerships........................       133.9       11.5          153.5        5.9
Derivatives.................................       122.4       10.5          196.8        7.5
Securities lending collateral...............       119.2       10.2          175.8        6.7
Derivatives counterparty collateral.........        68.2        5.8          112.0        4.3
Short-term investments......................        25.0        2.1        1,247.6       47.8
Restricted other invested assets related to
  securitization entity/(1)/................         1.6        0.1             --         --
Restricted other invested assets............          --         --          297.6       11.4
Other investments...........................         4.9        0.4            9.2        0.4
                                                --------      -----       --------      -----
   Total other invested assets..............    $1,167.4      100.0%      $2,607.4      100.0%
                                                ========      =====       ========      =====

--------
/(1)/See note 15 for additional information related to consolidated securitization entity.

   (h) Restricted Other Invested Assets

   On August 19, 2005, we transferred approximately $499.0 million of investment securities to an affiliated special-purpose entity ("SPE") whose sole purpose was to securitize these investment securities and issue secured notes (the "Secured Notes") to various affiliated companies. The securitized investments were owned in their entirety by the SPE and were not available to satisfy the claims of our creditors. However, we were entitled to principal and interest payments made on the Secured Notes held. Under U.S. GAAP, the transaction was accounted for as a secured borrowing. Accordingly, the Secured Notes were included within our consolidated financial statements as available-for-sale fixed maturity securities and the liability equal to the proceeds received upon transfer was included in other liabilities. Additionally, the investment securities transferred were included in other invested assets and were shown as restricted assets. In July 2010, the affiliated SPE redeemed the structured notes that we held of $206.7 million at that time with fixed maturity securities of $206.5 million and cash of $0.2 million. Therefore, we no longer present the fixed maturity securities as restricted assets and we de-recognized the liability at that time. The affiliated SPE was subsequently dissolved.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   As of December 31, 2009, the amortized cost or cost, gross unrealized gains (losses) and fair value of our restricted other invested assets were as follows:

                                           AMORTIZED   GROSS      GROSS
                                             COST    UNREALIZED UNREALIZED
(AMOUNTS IN MILLIONS)                       OR COST    GAINS      LOSSES   FAIR VALUE
---------------------                      --------- ---------- ---------- ----------
Fixed maturity securities:
Foreign other.............................  $269.2      $2.1      $(4.1)     $267.2
U.S. corporate............................    30.1       0.5       (0.2)       30.4
                                            ------      ----      -----      ------
   Total restricted other invested assets.  $299.3      $2.6      $(4.3)     $297.6
                                            ======      ====      =====      ======

(4) DERIVATIVE INSTRUMENTS

   Our business activities routinely deal with fluctuations in interest rates, equity prices and other asset and liability prices. We use derivative instruments to mitigate or reduce certain of these risks. We have established policies for managing each of these risks, including prohibition on derivatives market-making and other speculative derivatives activities. These policies require the use of derivative instruments in concert with other techniques to reduce or mitigate these risks. While we use derivatives to mitigate or reduce risks, certain derivatives do not meet the accounting requirements to be designated as hedging instruments and are denoted as "derivatives not designated as hedges" in the following disclosures. For derivatives that meet the accounting requirements to be designated as hedges, the following disclosures for these derivatives are denoted as "derivatives designated as hedges," which include both cash flow and fair value hedges.

   The following table sets forth our positions in derivative instruments as of December 31:

                                               DERIVATIVE ASSETS       DERIVATIVE LIABILITIES
                                           -------------------------- ------------------------
                                              BALANCE     FAIR VALUE     BALANCE     FAIR VALUE
                                               SHEET      -----------     SHEET      ---------
(AMOUNTS IN MILLIONS)                      CLASSIFICATION 2010  2009  CLASSIFICATION 2010  2009
---------------------                      -------------- ----- ----- -------------- ----  ----
DERIVATIVES DESIGNATED AS HEDGES
Fair value hedges:
                                           Other invested                 Other
   Interest rate swaps....................     assets     $61.5 $99.9  liabilities   $3.5  $6.8
                                                          ----- -----                ----  ----
   Total fair value hedges................                 61.5  99.9                 3.5   6.8
                                                          ----- -----                ----  ----
   Total derivatives designated as hedges.                 61.5  99.9                 3.5   6.8
                                                          ----- -----                ----  ----

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

                                                 DERIVATIVE ASSETS              DERIVATIVE LIABILITIES
                                         ---------------------------------  ------------------------------
                                             BALANCE          FAIR VALUE       BALANCE        FAIR VALUE
                                              SHEET         --------------      SHEET        -------------
(AMOUNTS IN MILLIONS)                     CLASSIFICATION     2010    2009   CLASSIFICATION    2010   2009
---------------------                    --------------     ------  ------  --------------   ------ ------
DERIVATIVES NOT DESIGNATED AS HEDGES
                                            Other invested                         Other
Interest rate swaps.....................        assets      $  6.1  $ 34.1      liabilities  $ 13.8 $ 32.2
                                            Other invested                         Other
Credit default swaps....................        assets         0.9     0.7      liabilities      --     --
                                            Other invested                         Other
Equity index options....................        assets        30.9    32.2      liabilities     2.6    2.4
                                            Other invested                         Other
Equity return swaps.....................        assets          --      --      liabilities     3.1     --
                                            Other invested                         Other
Financial futures.......................        assets          --      --      liabilities      --     --
                                            Other invested                         Other
Limited guarantee.......................        assets        23.0    29.9      liabilities      --     --
                                                                               Policyholder
                                             Reinsurance                          account
GMWB embedded derivatives...............   recoverable/(1)/   (4.1)   (3.7)    balances/(2)/  107.8  156.6
                                                            ------  ------                   ------ ------
   Total derivatives not designated as
     hedges.............................                      56.8    93.2                    127.3  191.2
                                                            ------  ------                   ------ ------
   Total derivatives....................                    $118.3  $193.1                   $130.8 $198.0
                                                            ======  ======                   ====== ======

--------
/(1)/Represents the embedded derivatives associated with the reinsured portion of our GMWB liabilities.
/(2)/Represents the embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

   The fair value of derivative positions presented above was not offset by the respective collateral amounts retained or provided under these agreements. The amounts recognized for derivative counterparty collateral retained by us was recorded in other invested assets with a corresponding amount recorded in other liabilities to represent our obligation to return the collateral retained by us.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   The activity associated with derivative instruments can generally be measured by the change in notional value over the periods presented. However, for GMWB embedded derivatives, the change between periods is best illustrated by the number of policies. The following tables represent activity associated with derivative instruments as of the dates indicated:

                                                                                  MATURITIES/
(NOTIONAL IN MILLIONS)                   MEASUREMENT  DECEMBER 31, 2009 ADDITIONS TERMINATIONS DECEMBER 31, 2010
----------------------                   -----------  ----------------- --------- ------------ -----------------
DERIVATIVES DESIGNATED AS HEDGES
Fair value hedges:
   Interest rate swaps..................  Notional        $1,638.3      $     --   $  (434.5)      $1,203.8
                                                          --------      --------   ---------       --------
   Total fair value hedges..............                   1,638.3            --      (434.5)       1,203.8
                                                          --------      --------   ---------       --------
   Total derivatives designated as
     hedges.............................                   1,638.3            --      (434.5)       1,203.8
                                                          --------      --------   ---------       --------
DERIVATIVES NOT DESIGNATED AS HEDGES
Interest rate swaps.....................  Notional         2,151.0         111.4    (1,617.4)         645.0
Credit default swaps....................  Notional            56.1            --          --           56.1
Equity index options....................  Notional           841.5         647.4      (802.8)         686.1
Equity return swaps.....................  Notional              --         209.9        (1.5)         208.4
Financial futures.......................  Notional         4,304.0       4,849.6    (5,411.2)       3,742.4
Limited guarantee.......................  Notional           250.0            --          --          250.0
                                                          --------      --------   ---------       --------
   Total derivatives not designated as
     hedges.............................                   7,602.6       5,818.3    (7,832.9)       5,588.0
                                                          --------      --------   ---------       --------
   Total derivatives....................                  $9,240.9      $5,818.3   $(8,267.4)      $6,791.8
                                                          ========      ========   =========       ========

(NUMBER OF POLICIES)                  MEASUREMENT  DECEMBER 31, 2009 ADDITIONS TERMINATIONS DECEMBER 31, 2010
--------------------                  -----------  ----------------- --------- ------------ -----------------
DERIVATIVES NOT DESIGNATED AS HEDGES
GMWB embedded derivatives............  Policies         41,311         3,823      (1,748)        43,386

   Approximately $125.0 million of notional value above is related to derivatives with counterparties that can be terminated at the option of the derivative counterparty and represented a net fair value asset of $4.1 million as of December 31, 2010.

  Cash Flow Hedges

   Certain derivative instruments are designated as cash flow hedges. The changes in fair value of these instruments are recorded as a component of OCI. We designate and account for the following as cash flow hedges when they have met the effectiveness requirements: (i) various types of interest rate swaps to convert floating rate investments to fixed rate investments; (ii) various types of interest rate swaps to convert floating rate liabilities into fixed rate liabilities; (iii) receive U.S. dollar fixed on foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments; (iv) pay U.S. dollar fixed on foreign currency swaps to hedge the foreign currency cash flow exposure on liabilities denominated in foreign currencies; (v) forward starting interest rate swaps to hedge against changes in interest rates associated with future fixed-rate bond purchases and/or interest income; and (vi) other instruments to hedge the cash flows of various forecasted transactions.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   The following table provides information about the pre-tax income (loss) effects of cash flow hedges for the year ended December 31, 2010:

                                                  GAIN (LOSS)     CLASSIFICATION     GAIN (LOSS)   CLASSIFICATION
                                               RECLASSIFIED INTO  OF GAIN (LOSS)    RECOGNIZED IN  OF GAIN (LOSS)
                                GAIN (LOSS)    NET INCOME (LOSS) RECLASSIFIED INTO   NET INCOME    RECOGNIZED IN
(AMOUNTS IN MILLIONS)        RECOGNIZED IN OCI   FROM OCI/(1)/   NET INCOME (LOSS)   (LOSS)/(2)/  NET INCOME (LOSS)
---------------------        ----------------- ----------------- -----------------  ------------- -----------------
Interest rate swaps hedging                                       Net investment                   Net investment
  assets....................        $--              $0.1             income             $--       gains (losses)
Interest rate swaps hedging                                       Net investment                   Net investment
  assets....................         --               0.1         gains (losses)          --       gains (losses)
                                    ---              ----                                ---
Total.......................        $--              $0.2                                $--
                                    ===              ====                                ===

--------
/(1)/Amounts included $0.1 million of gains reclassified into net income (loss) for cash flow hedges that were terminated or de-designated where the effective portion is reclassified into net income (loss) when the underlying hedge item affects net income (loss).
/(2)/Represents ineffective portion of cash flow hedges, as there were no amounts excluded from the measurement of effectiveness.

   For the years ended December 31, 2009 and 2008, there were no active cash flow hedges.

   The following table provides a reconciliation of current period changes, net of applicable income taxes, for these designated derivatives presented in the separate component of stockholders' equity labeled "derivatives qualifying as hedges," for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                     2010   2009   2008
---------------------                                                    -----  ------  -----
Derivatives qualifying as effective accounting hedges as of January 1... $12.4  $ 46.1  $ 4.9
Current period increases (decreases) in fair value......................   4.7   (33.7)  41.1
Reclassification to net (income) loss...................................  (0.3)     --    0.1
                                                                         -----  ------  -----
Derivatives qualifying as effective accounting hedges as of December 31. $16.8  $ 12.4  $46.1
                                                                         =====  ======  =====

   Derivatives qualifying as effective accounting hedges contain $16.5 million and $11.9 million, net of taxes, as of December 31, 2010 and 2009, respectively, from our investment in GLICNY. The $16.5 million, net of taxes, recorded in stockholder's equity as of December 31, 2010 is expected to be reclassified to future income through our equity in income of unconsolidated subsidiary. The remaining $0.3 million, net of taxes, is expected to be reclassified to future income, concurrently with and primarily offsetting changes in interest expense and interest income on floating-rate instruments. No amounts were reclassified to income during the years ended December 31, 2010, 2009 or 2008 in connection with forecasted transactions that were no longer considered probable of occurring.

   Fair Value Hedges

   Certain derivative instruments are designated as fair value hedges. The changes in fair value of these instruments are recorded in net income (loss). In addition, changes in the fair value attributable to the hedged portion of the underlying instrument are reported in net income (loss). We designate and account for the following as fair value hedges when they have met the effectiveness requirements: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) interest rate swaps to convert fixed rate liabilities into floating rate liabilities; and (iii) other instruments to hedge various fair value exposures of investments.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   The following table provides information about the pre-tax income (loss) effects of fair value hedges and related hedged items for the year ended December 31, 2010:

                                            DERIVATIVE INSTRUMENT                                  HEDGED ITEM
                       ----------------------------------------------------------------  -------------------------------
                        GAIN (LOSS)   CLASSIFICATION                   CLASSIFICATION     GAIN (LOSS)   CLASSIFICATION
                       RECOGNIZED IN  OF GAIN (LOSS)    OTHER IMPACTS     OF OTHER       RECOGNIZED IN  OF GAIN (LOSS)
                        NET INCOME    RECOGNIZED IN        TO NET        IMPACTS TO       NET INCOME    RECOGNIZED IN
(AMOUNTS IN MILLIONS)     (LOSS)     NET INCOME (LOSS)  INCOME (LOSS) NET INCOME (LOSS)     (LOSS)     NET INCOME (LOSS)
---------------------  ------------- -----------------  ------------- ------------------ ------------- -----------------
Interest rate swaps                   Net investment                   Net investment                   Net investment
  hedging assets......    $  2.8      gains (losses)        $(5.6)         income            $(2.5)     gains (losses)
Interest rate swaps                   Net investment                                                    Net investment
  hedging liabilities.     (37.6)     gains (losses)         (0.1)    Interest credited       37.3      gains (losses)
                          ------                            -----                            -----
   Total..............    $(34.8)                           $(5.7)                           $34.8
                          ======                            =====                            =====

   The following table provides information about the pre-tax income (loss) effects of fair value hedges and related hedged items for the year ended December 31, 2009:

                                            DERIVATIVE INSTRUMENT                                  HEDGED ITEM
                       ----------------------------------------------------------------  -------------------------------
                        GAIN (LOSS)   CLASSIFICATION                   CLASSIFICATION     GAIN (LOSS)   CLASSIFICATION
                       RECOGNIZED IN  OF GAIN (LOSS)    OTHER IMPACTS     OF OTHER       RECOGNIZED IN  OF GAIN (LOSS)
                        NET INCOME    RECOGNIZED IN        TO NET        IMPACTS TO       NET INCOME    RECOGNIZED IN
(AMOUNTS IN MILLIONS)     (LOSS)     NET INCOME (LOSS)  INCOME (LOSS) NET INCOME (LOSS)     (LOSS)     NET INCOME (LOSS)
---------------------  ------------- -----------------  ------------- ------------------ ------------- -----------------
Interest rate swaps                   Net investment                   Net investment                   Net investment
  hedging assets......    $  5.3      gains (losses)        $(8.9)         income            $(5.6)     gains (losses)
Interest rate swaps                   Net investment                                                    Net investment
  hedging liabilities.     (46.6)     gains (losses)         75.3     Interest credited       44.5      gains (losses)
                          ------                            -----                            -----
   Total..............    $(41.3)                           $66.4                            $38.9
                          ======                            =====                            =====

   The difference between the gain (loss) recognized for the derivative instrument and the hedged item presented above represents the net ineffectiveness of the fair value hedging relationships. The other impacts presented above represent the net income (loss) effects of the derivative instruments that are presented in the same location as the income activity from the hedged item. There were no amounts excluded from the measurement of effectiveness.

   For the year ended December 31, 2008, the ineffectiveness related to our fair value hedges was immaterial. There were no amounts excluded from the measure of effectiveness.

   Derivatives Not Designated As Hedges

   We also enter into certain non-qualifying derivative instruments such as:
(i) interest rate swaps and financial futures to mitigate interest rate risk as part of managing regulatory capital positions; (ii) credit default swaps to enhance yield and replicate characteristics of investments with similar terms and credit risk; (iii) equity index options, equity return swaps, interest rate swaps and financial futures to mitigate the risks associated with liabilities that have guaranteed minimum benefits; (iv) interest rate swaps where the hedging relationship does not qualify for hedge accounting; and (v) credit default swaps to mitigate loss exposure to certain credit risk. Additionally, we provide GMWBs on certain products that are required to be bifurcated as embedded derivatives.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   The following table provides the pre-tax gain (loss) recognized in net income (loss) for the effects of derivatives not designated as hedges for the years ended December 31:

                                                                   CLASSIFICATION OF GAIN (LOSS) RECOGNIZED
(AMOUNTS IN MILLIONS)                     2010     2009     2008            IN NET INCOME (LOSS)
---------------------                    ------  -------  -------  ----------------------------------------
Interest rate swaps..................... $145.7  $(238.2) $ 312.4       Net investment gains (losses)
Credit default swaps....................    1.0      6.5     (6.5)      Net investment gains (losses)
Equity index options....................  (69.2)  (114.1)   269.7       Net investment gains (losses)
Equity return swaps.....................  (11.2)      --       --       Net investment gains (losses)
Financial futures.......................  (99.0)  (199.7)    83.7       Net investment gains (losses)
Limited guarantee.......................   (6.9)    24.5    (18.5)      Net investment gains (losses)
GMWB embedded derivatives...............   57.7    635.5   (727.5)      Net investment gains (losses)
                                         ------  -------  -------
   Total derivatives not designated as
     hedges............................. $ 18.1  $ 114.5  $ (86.7)
                                         ======  =======  =======

   Derivative Counterparty Credit Risk

   As of December 31, 2010 and 2009, net fair value assets by counterparty totaled $81.1 million and $126.0 million, respectively. As of December 31, 2010 and 2009, net fair value liabilities by counterparty totaled $4.7 million and $0.5 million, respectively. As of December 31, 2010 and 2009, we retained collateral of $68.2 million and $112.0 million, respectively, related to these agreements, including over collateralization of $9.7 million and $9.8 million, respectively, from certain counterparties. As of December 31, 2010 and 2009, we posted no collateral to derivative counterparties.

   All of our master swap agreements contain credit downgrade provisions that allow either party to assign or terminate derivative transactions if the other party's long-term unsecured debt rating or financial strength rating is below the limit defined in the applicable agreement. If the downgrade provisions had been triggered as of December 31, 2010 and 2009, we could have been allowed to claim up to $22.6 million and $23.8 million, respectively, from counterparties and required to disburse up to $4.7 million and $0.5 million, respectively. This represents the net fair value of gains and losses by counterparty, less available collateral held.

   Credit Derivatives--Sell Protection

   We sell protection under single name credit default swaps in combination with purchasing securities to replicate characteristics of similar investments based on the credit quality and term of the credit default swap. Credit default triggers for single name reference entities follow the Credit Derivatives Physical Settlement Matrix published by the International Swaps and Derivatives Association. Under these terms, credit default triggers are defined as bankruptcy, failure to pay or restructuring, if applicable. Our maximum exposure to credit loss equals the notional value for credit default swaps. In the event of default for credit default swaps, we are typically required to pay the protection holder the full notional value less a recovery rate determined at auction.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   The following table sets forth our credit default swaps where we sell protection on single name reference entities and the fair values as of December 31:

                                                          2010                        2009
                                               --------------------------- ---------------------------
                                               NOTIONAL                    NOTIONAL
(AMOUNTS IN MILLIONS)                           VALUE   ASSETS LIABILITIES  VALUE   ASSETS LIABILITIES
---------------------                          -------- ------ ----------- -------- ------ -----------
Reference entity credit rating and maturity:
AAA
   Matures after one year through five years..  $  --    $ --      $--      $ 6.0    $ --      $--
AA
   Matures after one year through five years..    6.0     0.1       --         --      --       --
   Matures after five years through ten years.    5.0      --       --         --      --       --
A
   Matures after one year through five years..   16.5     0.2       --       16.5     0.1       --
   Matures after five years through ten years.     --      --       --        5.0      --       --
BBB
   Matures after one year through five years..   23.6     0.6       --       23.6     0.6       --
   Matures after five years through ten years.    5.0      --       --        5.0      --       --
                                                -----    ----      ---      -----    ----      ---
   Total credit default swaps on single name
     reference entities.......................  $56.1    $0.9      $--      $56.1    $0.7      $--
                                                =====    ====      ===      =====    ====      ===

(5) DEFERRED ACQUISITION COSTS

   The following table presents the activity impacting DAC as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                2010    2009/(1)/   2008
---------------------                                              --------  --------  --------
Unamortized balance as of January 1............................... $3,150.8  $3,137.3  $2,955.5
   Costs deferred.................................................    270.2     185.6     399.9
   Amortization, net of interest accretion........................   (166.0)   (203.0)   (202.0)
   Cumulative effect adjustment...................................       --      (4.5)       --
   Reinsurance transactions with an affiliate/(2) /...............       --      35.4     (16.1)
                                                                   --------  --------  --------
Unamortized balance as of December 31.............................  3,255.0   3,150.8   3,137.3
   Accumulated effect of net unrealized investment (gains) losses.    (28.8)     29.3     157.5
                                                                   --------  --------  --------
Balance as of December 31......................................... $3,226.2  $3,180.1  $3,294.8
                                                                   ========  ========  ========

--------
/(1)/On April 1, 2009, we adopted a new accounting standard related to the recognition of other-than-temporary impairments. The adoption of this standard had a net unfavorable impact of $0.9 million on DAC.
/(2)/See note 7 for a discussion of reinsurance transactions with an affiliate.

   We regularly review DAC to determine if it is recoverable from future income. As of December 31, 2010, we believe all of our businesses have sufficient future income where the related DAC is recoverable. Loss recognition testing of our fee-based products in our Retirement Income segment resulted in an increase in amortization of DAC of $49.0 million and $46.1 million in 2009 and 2008, respectively, reflecting unfavorable equity market performance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


(6) INTANGIBLE ASSETS AND GOODWILL

   The following table presents our intangible assets as of December 31:

                                          2010                  2009
                                  --------------------  --------------------
                                   GROSS                 GROSS
                                  CARRYING ACCUMULATED  CARRYING ACCUMULATED
   (AMOUNTS IN MILLIONS)           AMOUNT  AMORTIZATION  AMOUNT  AMORTIZATION
   ---------------------          -------- ------------ -------- ------------
   PVFP..........................  $653.1    $(353.3)    $725.3    $(316.0)
   Capitalized software..........   162.3     (115.7)     159.3     (101.9)
   Deferred sales inducements to
     contractholders.............    42.9      (19.8)      42.6      (17.5)
   Other.........................     2.5       (2.5)       2.5       (2.5)
                                   ------    -------     ------    -------
      Total......................  $860.8    $(491.3)    $929.7    $(437.9)
                                   ======    =======     ======    =======

   Amortization expense related to PVFP, capitalized software and other intangible assets for the years ended December 31, 2010, 2009 and 2008 was $51.1 million, $38.0 million and $42.0 million, respectively. Amortization expense related to deferred sales inducements of $2.3 million, $7.0 million and $6.9 million for the years ended December 31, 2010, 2009 and 2008, respectively, was included in benefits and other changes in policy reserves.

   (a) Present Value of Future Profits

   The following table presents the activity in PVFP as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)                                               2010   2009/(1)/  2008
---------------------                                              ------  --------  ------
Unamortized balance as of January 1............................... $375.1   $406.4   $438.0
   Amortization...................................................  (57.8)   (47.8)   (55.9)
   Interest accreted at 5.8%, 5.7% and 5.8%.......................   20.5     22.3     24.3
   Cumulative effect adjustment...................................     --     (5.8)      --
                                                                   ------   ------   ------
Unamortized balance as of December 31.............................  337.8    375.1    406.4
   Accumulated effect of net unrealized investment (gains) losses.  (38.0)    34.2    153.9
                                                                   ------   ------   ------
Balance as of December 31......................................... $299.8   $409.3   $560.3
                                                                   ======   ======   ======

--------
/(1)/On April 1, 2009, we adopted a new accounting standard related to the recognition of other-than-temporary impairments. The adoption of this standard had a net favorable impact of $0.1 million on PVFP.

   The percentage of the December 31, 2010 PVFP balance net of interest accretion, before the effect of unrealized investment gains or losses, estimated to be amortized over each of the next five years is as follows:

                                   2011. 7.0%
                                   2012. 4.1%
                                   2013. 3.6%
                                   2014. 3.9%
                                   2015. 6.3%

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   Amortization expense for PVFP in future periods will be affected by acquisitions, dispositions, net investment gains (losses) or other factors affecting the ultimate amount of gross profits realized from certain lines of business. Similarly, future amortization expense for other intangibles will depend on future acquisitions, dispositions and other business transactions.

   (b) Goodwill

   Our goodwill balance for the Protection segment was $450.9 million as of December 31, 2010 and 2009.

   Goodwill impairment losses

   There were no goodwill impairment charges recorded in 2010, 2009 or 2008. However, continued deteriorating or adverse market conditions for certain businesses may have a significant impact on the fair value of our reporting units and could result in future impairments of goodwill.

(7) REINSURANCE

   We reinsure a portion of our policy risks to other insurance companies in order to reduce our ultimate losses and to diversify our exposures. We also assume certain policy risks written by other insurance companies. Reinsurance accounting is followed for assumed and ceded transactions when there is adequate risk transfer. Otherwise, the deposit method of accounting is followed.

   Reinsurance does not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. We did not have any significant concentrations of reinsurance with reinsurers other than the relationship discussed below with Union Fidelity Life Insurance Company ("UFLIC") and Brookfield Life Assurance Company Limited ("BLAC"), an affiliate.

   As of December 31, 2010, the maximum amount of individual ordinary life insurance normally retained by us on any one individual life policy was $5.0 million.

   On April 15, 2004, we entered into reinsurance transactions in which we ceded to UFLIC substantially all of our in-force blocks of variable annuities and structured settlements, excluding the RetireReady/SM /Retirement Answer Variable Annuity product for contracts in-force prior to January 1, 2004. UFLIC also assumed any benefit or expense resulting from third-party reinsurance that we had on this block of business. As of December 31, 2010 and 2009, we had $3.0 billion and $3.1 billion, respectively, in retained assets that were attributable to the separate account portion of the variable annuity business and will make any payments with respect to that separate account portion directly from these assets. The reinsurance transactions with UFLIC were reported on our tax returns at fair value as determined for tax purposes, giving rise to a net reduction in current and deferred income tax liabilities and resulting in a net tax benefit. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Actual costs and expense allowance amounts are determined by expense studies conducted periodically. Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. As of December 31, 2010 and 2009, we had a reinsurance recoverable of $7,011.0 million and $7,193.3 million, respectively associated with UFLIC.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee administers the trust accounts and we are permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC. In addition, pursuant to a Capital Maintenance Agreement, General Electric Capital Corporation, an indirect subsidiary of GE, agreed to maintain sufficient capital in UFLIC to maintain UFLIC's risk-based capital ("RBC") at not less than 150% of its company action level, as defined from time to time by the NAIC.

   We also have reinsurance ceded to BLAC. In 2009, we ceded to BLAC $64,274.2 million of term life insurance in a transaction that did not qualify for reinsurance accounting and as such was accounted for under the deposit method of accounting. As part of this reinsurance transaction, we received a ceding commission of $35.0 million which was accounted for as a deposit liability. In 2009, we also ceded to BLAC $2,902.9 million of universal life insurance which was accounted for as reinsurance. As part of this reinsurance transaction, we transferred DAC of $31.4 million. In the fourth quarter of 2008, we ceded to BLAC $11,433.3 million of term life insurance and transferred DAC of $16.1 million; however, in 2009, we recaptured all of the term life insurance that had been ceded to BLAC in the fourth quarter of 2008 and the DAC recapture associated with this transaction was $35.4 million. As of December 31, 2010 and 2009, total life insurance ceded to BLAC was $60,480.7 million and $67,177.1 million, respectively.

   We also have reinsurance business assumed from GLIC for both term and universal life insurance policies. The total reserves assumed from GLIC as of December 31, 2010 and 2009 were $473.6 million and $386.2 million, respectively. We have also ceded reinsurance business for both term and universal life insurance policies to GLIC. The total reserves ceded to GLIC as of December 31, 2010 and 2009 were $362.9 million and $352.6 million, respectively.

   We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than with UFLIC, as of December 31, 2010, we had no significant concentrations of variable annuity net at risk reinsurance with any one reinsurer that could have a material impact on our results of operations.

   Under the terms of certain reinsurance agreements that we have with external parties, we pledged assets in either separate portfolios or in trust for the benefit of external reinsurers. These assets support the reserves ceded to those external reinsurers. We had pledged fixed maturity securities of $619.4 million and $457.3 million, respectively, as of December 31, 2010 and 2009 in connection with these reinsurance agreements. However, we maintain the ability to substitute these pledged assets for other qualified collateral, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level.

   The following table sets forth net life insurance in-force as of December 31:

 (AMOUNTS IN MILLIONS)                       2010         2009         2008
 ---------------------                   -----------  -----------  -----------
 Direct life insurance in-force......... $ 554,329.6  $ 552,476.5  $ 561,124.7
 Amounts assumed from other companies...   113,037.6     97,649.3     90,883.2
 Amounts ceded to other companies/(1) /.  (272,580.2)  (293,873.7)  (303,820.9)
                                         -----------  -----------  -----------
 Net life insurance in-force............ $ 394,787.0  $ 356,252.1  $ 348,187.0
                                         ===========  ===========  ===========
 Percentage of amount assumed to net....        28.6%        27.4%        26.1%
                                         ===========  ===========  ===========

--------
/(1)/Includes amounts accounted for under the deposit method.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   The following table sets forth the effects of reinsurance on premiums written and earned for the years ended December 31:

                                                WRITTEN                       EARNED
                                     ----------------------------  ----------------------------
(AMOUNTS IN MILLIONS)                  2010      2009      2008      2010      2009      2008
---------------------                --------  --------  --------  --------  --------  --------
Direct.............................. $1,086.0  $1,126.9  $1,240.6  $1,087.6  $1,128.8  $1,242.8
Assumed.............................    165.4     172.8     254.3     165.4     172.8     249.3
Ceded...............................   (340.8)   (338.3)   (438.1)   (341.3)   (319.2)   (423.6)
                                     --------  --------  --------  --------  --------  --------
Net premiums........................ $  910.6  $  961.4  $1,056.8  $  911.7  $  982.4  $1,068.5
                                     ========  ========  ========  ========  ========  ========
Percentage of amount assumed to net.                                   18.1%     17.6%     23.3%
                                                                   ========  ========  ========

   Reinsurance recoveries recognized as a reduction of benefits and other changes in policy reserves amounted to $1,002.8 million, $1,039.1 million and $1,135.4 million during 2010, 2009 and 2008, respectively.

(8) INSURANCE RESERVES

   Future Policy Benefits

   The following table sets forth our recorded liabilities and the major assumptions underlying our future policy benefits as of December 31:

                                                 MORTALITY/
                                                 MORBIDITY    INTEREST RATE
(AMOUNTS IN MILLIONS)                            ASSUMPTION    ASSUMPTION      2010     2009
---------------------                            ----------   -------------  -------- --------
Structured settlements with life contingencies..        /(1)/ 3.0% - 8.5%    $5,335.8 $5,408.7
Traditional life insurance contracts............        /(2)/ 2.5% - 7.5%     2,451.7  2,348.8
Annuity contracts with life contingencies.......        /(1)/ 3.0% - 8.5%     1,908.5  1,993.1
Accident and health insurance contracts.........        /(3)/ 4.5% - 7.0%        78.6     81.6
Supplementary contracts with life contingencies.        /(1)/ 3.0% - 8.5%        46.8     52.9
                                                                             -------- --------
   Total future policy benefits.................                             $9,821.4 $9,885.1
                                                                             ======== ========

--------
/(1)/Assumptions for limited-payment contracts come from either the U.S.
     Population Table, 1983 Group Annuitant Mortality Table, 1983 Individual Annuitant Mortality Table or a-2000 Mortality Table.
/(2)/Principally modifications of the 1965-70 or 1975-80 Select and Ultimate
     Tables, 1941, 1958, 1980 and 2001 Commissioner's Standard Ordinary Tables, 1980 Commissioner's Extended Term Table and (IA) Standard Table 1996 (modified).
/(3)/The 1958 and 1980 Commissioner's Standard Ordinary Tables, or 2000 U.S.
     Annuity Table.

   Assumptions as to persistency are based on company experience.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   Policyholder Account Balances

   The following table sets forth our recorded liabilities for policyholder account balances as of December 31:

    (AMOUNTS IN MILLIONS)                                 2010      2009
    ---------------------                               --------- ---------
    FABNs, funding agreements and GICs................. $ 1,852.9 $ 2,638.5
    Annuity contracts..................................   2,227.1   2,320.4
    Structured settlements without life contingencies..   1,293.7   1,377.3
    Supplementary contracts without life contingencies.     260.2     240.3
    Variable universal life insurance contracts........      20.7      22.0
                                                        --------- ---------
       Total investment contracts......................   5,654.6   6,598.5
    Universal life insurance contracts.................   4,898.2   4,764.0
                                                        --------- ---------
       Total policyholder account balances............. $10,552.8 $11,362.5
                                                        ========= =========

   We are a member of the Federal Home Loan Bank (the "FHLB") program and held $46.5 million and $52.1 million of common stock, respectively, related to our membership for the years ended December 31, 2010 and 2009 which was included in equity securities. We issued funding agreements to the FHLB and have letters of credit with the FHLB which have not been drawn upon. The FHLB has been granted a lien on certain of our invested assets to collateralize our obligations; however, we maintain the ability to substitute these pledged assets for other qualified collateral, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by us, the FHLB recovery on the collateral is limited to the amount of our funding agreement liabilities to the FHLB. The amount of funding agreements issued to the FHLB was $140.0 million as of December 31, 2010 and 2009, which was included in policyholder account balances. We had letters of credit related to the FHLB of $462.4 million and $341.3 million as of December 31, 2010 and 2009, respectively. These funding agreements and letters of credit were collateralized by fixed maturity securities with a fair value of $645.1 million as of December 31, 2010 and by fixed maturity securities of $572.6 million and cash of $63.0 million as of December 31, 2009.

   Certain Nontraditional Long-Duration Contracts

   Our variable annuity contracts provide a basic guaranteed minimum death benefit ("GMDB") which provides a minimum account value to be paid upon the annuitant's death. Some variable annuity contracts may permit contractholders to have the option to purchase through riders, at an additional charge, enhanced death benefits. Our separate account guarantees are primarily death benefits; we also have some GMWBs and guaranteed annuitization benefits.

   As of December 31, 2010 and 2009, our liability associated with certain nontraditional long-duration contracts was approximately $7,737.7 million and $7,120.3 million, respectively.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   The following table sets forth total account values, net of reinsurance, with death benefit and living benefit guarantees as of December 31:

(DOLLAR AMOUNTS IN MILLIONS)                                                  2010     2009
----------------------------                                                -------- --------
Account values with death benefit guarantees (net of reinsurance):
   Standard death benefits (return of net deposits) account value.......... $2,799.1 $2,431.8
   Net amount at risk...................................................... $   33.5 $   98.7
   Average attained age of contractholders.................................       70       69

   Enhanced death benefits (step-up, roll-up, payment protection) account value................................................................. $4,088.0 $3,916.6
   Net amount at risk...................................................... $  278.7 $  511.5
   Average attained age of contractholders.................................       70       69

Account values with living benefit guarantees:
   GMWBs................................................................... $3,956.2 $5,100.7
   Guaranteed annuitization benefits....................................... $1,570.3 $  818.8

   The GMDB liability for our variable annuity contracts with death benefits, net of reinsurance, was $12.8 million and $11.5 million as of December 31, 2010 and 2009, respectively.

   The assets supporting the separate accounts of the variable contracts are primarily mutual fund equity securities and are reflected in our consolidated balance sheets at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contractholders for mortality, administrative and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves.

   Net investment income, net investment gains (losses) and the related liability changes associated with the separate account are offset within the same line item in the consolidated statements of income. There were no gains or losses on transfers of assets from the general account to the separate accounts.

   The contracts underlying the GMWB and guaranteed annuitization benefits are considered "in the money" if the contractholder's benefit base, defined as the greater of the contract value or the protected value, is greater than the account value. As of December 31, 2010 and 2009, our exposure related to GMWB and guaranteed annuitization benefit contracts that were considered "in the money" was $613.3 million and $682.9 million, respectively. For GMWBs and guaranteed annuitization benefits, the only way the contractholder can monetize the excess of the benefit base over the account value of the contract is upon annuitization and the amount to be paid by us will either be in the form of a lump sum, or over the annuity period for certain GMWBs and guaranteed annuitization benefits.

   Account balances of variable annuity contracts with living benefit guarantees were invested in separate account investment options as follows as of December 31:

                    (AMOUNTS IN MILLIONS)    2010     2009
                    ---------------------  -------- --------
                     Balanced funds....... $3,798.1 $3,371.5
                     Equity funds.........    895.9  1,420.6
                     Bond funds...........    755.8    852.8
                     Money market funds...     46.0    129.6
                     Other................     30.7    145.0
                                           -------- --------
                        Total............. $5,526.5 $5,919.5
                                           ======== ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


(9) LIABILITY FOR POLICY AND CONTRACT CLAIMS

   The following table sets forth changes in the liability for policy and contract claims for the years ended December 31:

       (AMOUNTS IN MILLIONS)                     2010     2009     2008
       ---------------------                   -------  -------  -------
       Balance as of January 1................ $ 294.9  $ 280.9  $ 263.1
       Less reinsurance recoverables..........  (124.8)  (112.0)  (113.6)
                                               -------  -------  -------
          Net balance as of January 1.........   170.1    168.9    149.5
                                               -------  -------  -------
       Incurred related to insured events of:
          Current year........................   720.7    565.3    365.5
          Prior years.........................    13.7     29.6     36.6
                                               -------  -------  -------
              Total incurred..................   734.4    594.9    402.1
                                               -------  -------  -------
       Paid related to insured events of:
          Current year........................  (599.1)  (548.6)  (345.1)
          Prior years.........................  (121.6)   (45.1)   (37.6)
                                               -------  -------  -------
              Total paid......................  (720.7)  (593.7)  (382.7)
                                               -------  -------  -------
          Net balance as of December 31.......   183.8    170.1    168.9
                                               -------  -------  -------
       Add reinsurance recoverables...........   126.5    124.8    112.0
                                               -------  -------  -------
       Balance as of December 31.............. $ 310.3  $ 294.9  $ 280.9
                                               =======  =======  =======

   As described in note 2, we establish reserves for the ultimate cost of settling claims on reported and unreported insured events that have occurred on or before the respective reporting period. These liabilities are associated primarily with our life and long-term care insurance products and represent our best estimates of the liabilities at the time based on known facts, historical trends of claim payments and other external factors, such as various trends in economic conditions, mortality, morbidity and medical costs.

   For 2010, the increase in the ending liability for policy and contract claims was primarily attributable to our life insurance products from an increase in average policy claim amounts as compared to 2009.

   During 2010, 2009 and 2008, we strengthened reserves by $13.7 million, $29.6 million and $36.6 million, respectively, as a result of changes in estimates related to prior year insured events and the development of information and trends not previously known when establishing the reserves in prior periods.

   In 2010, we strengthened claim reserves related to our life insurance by $15.2 million from $230.2 million as of December 31, 2009. We strengthened reserves due to an increase in claims related to policies with higher face amounts and as a result of refinements to our estimated claim reserves.

   In 2009, we strengthened claim reserves related to our life insurance products by $31.6 million from $213.4 million as of December 31, 2008. In 2008, we strengthened claim reserves related to our life insurance products by $36.0 million from $187.8 million as of December 31, 2007. Consistent with our reserving methodology, the strengthening includes a reclassification from future policy benefit reserves, which includes a provision for expected claims from policy inception. This provision is reclassified to claim reserves upon commencement of actual claim activity. Additionally, the strengthening includes refinements to our estimated claims reserves for timing and amount of claims associated with observed loss development. For our other businesses, the remaining

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

development related to refinements on both reported and unreported insured events occurring in the prior year as part of our reserving process.

   While the liability for policy and contract claims represents our current best estimates, there may be additional adjustments to these amounts based on information and trends not presently known. Such adjustments, reflecting any variety of new and adverse or favorable trends, could possibly be significant, exceeding the currently recorded reserves by an amount that could be material to our results of operations, financial condition and liquidity.

(10) NON-RECOURSE FUNDING OBLIGATIONS

   We issued non-recourse funding obligations in connection with our capital management strategy related to our term and universal life insurance products.

   The following table sets forth the non-recourse funding obligations (surplus notes) of our wholly-owned, special-purpose consolidated captive insurance subsidiaries as of December 31:

                (AMOUNTS IN MILLIONS)
                ---------------------
                ISSUANCE                         2010     2009
                --------                       -------- --------
                River Lake I/(1)/, due 2033... $  600.0 $  600.0
                River Lake I/(2)/, due 2033...    500.0    500.0
                River Lake II/(1)/, due 2035..    300.0    300.0
                River Lake II/(2)/, due 2035..    550.0    550.0
                River Lake III/(1)/, due 2036.    500.0    500.0
                River Lake III/(2)/, due 2036.    250.0    250.0
                River Lake IV/(2)/, due 2028..    522.0    528.0
                Rivermont I/(1)/, due 2050....    315.0    315.0
                                               -------- --------
                   Total...................... $3,537.0 $3,543.0
                                               ======== ========

--------
/(1)/The accrual of interest was based on one-month London Interbank Offered
     Rate ("LIBOR") that resets every 28 days plus a fixed margin. /(2)/Accrual of interest based on one-month LIBOR that resets on a specified date each month plus a contractual margin.

   The floating rate notes have been deposited into a series of trusts that have issued money market or term securities. Both principal and interest payments on the money market and term securities are guaranteed by a third-party insurance company. The holders of the money market or term securities cannot require repayment from us or any of our subsidiaries, other than the River Lake and Rivermont Insurance Companies, as applicable, the direct issuers of the notes. Genworth has provided a limited guarantee to Rivermont I, where under adverse interest rate, mortality or lapse scenarios (or combination thereof), which we consider remote, Genworth may be required to provide additional funds to Rivermont I. We have agreed to indemnify the issuers and the third-party insurer for certain limited costs related to the issuance of these obligations.

   Any payment of principal, including by redemption, or interest on the notes may only be made with the prior approval of the Director of Insurance of the state of South Carolina in accordance with the terms of its licensing orders and in accordance with applicable law, except for non-recourse funding obligations issued by River Lake IV, a Bermuda domiciled insurance company. River Lake IV may repay principal up to 15% of its

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

capital without prior approval. The holders of the notes have no rights to accelerate payment of principal of the notes under any circumstances, including without limitation, for nonpayment or breach of any covenant. Each issuer reserves the right to repay the notes that it has issued at any time, subject to prior regulatory approval. On March 25, 2010, River Lake IV repaid $6.0 million of its total outstanding $28.0 million Class B Floating Rate Subordinated Notes due May 25, 2028 following an early redemption event, in accordance with the priority of payments. On March 25, 2009, River Lake IV repaid $12.0 million of its total outstanding $40.0 million Class B Floating Rate Subordinated Notes due May 25, 2028 following an early redemption event, in accordance with the priority of payments.

   The weighted average interest rate on the non-recourse funding obligations as of December 31, 2010 and 2009 was 1.5%.

(11) INCOME TAXES

   The total provision (benefit) for income taxes was as follows for the years ended December 31:

    (AMOUNTS IN MILLIONS)                           2010     2009     2008
    ---------------------                          ------  -------  -------
    Current federal income tax.................... $ (3.7) $ 257.0  $(107.7)
    Deferred federal income tax...................  (31.1)  (289.2)  (101.9)
                                                   ------  -------  -------
       Total federal income tax...................  (34.8)   (32.2)  (209.6)
                                                   ------  -------  -------
    Current state income tax......................    0.2     (3.3)     3.8
    Deferred state income tax.....................   (1.4)    (0.5)    (6.5)
                                                   ------  -------  -------
       Total state income tax.....................   (1.2)    (3.8)    (2.7)
                                                   ------  -------  -------
       Total provision (benefit) for income taxes. $(36.0) $ (36.0) $(212.3)
                                                   ======  =======  =======

   As of December 31, 2010 and 2009, the current federal income tax payable was $132.0 million and $59.2 million, respectively, and was included in other liabilities in the consolidated balance sheets. The current state income tax receivable was $2.5 million and $6.0 million, respectively, as of December 31, 2010 and 2009 and was included in other assets in the consolidated balance sheets.

   In 2010, we recorded $4.5 million in retained earnings as a deemed dividend related to the assumption of a liability for tax contingency reserves by our indirect parent, GNA. The dividend was offset by a decrease in tax expense resulting in no net impact to total stockholder's equity. In 2009, we recorded $5.8 million in retained earnings as a deemed dividend related to the assumption of a liability for tax contingency reserves by our indirect parent, GNA. The dividend was offset by a decrease in tax expense resulting in no net impact to total stockholder's equity. In 2008, we recorded $4.2 million in additional paid-in capital as a deemed capital contribution related to the assumption of a liability for tax contingency reserves by our indirect parent, GNA. The contribution was offset by an increase in tax expense resulting in no net impact to total stockholder's equity.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   The reconciliation of the federal statutory tax rate to the effective income tax rate was as follows for the years ended December 31:

                                                            2010   2009  2008
                                                           -----   ----  ----
 Statutory U.S. federal income tax rate...................  35.0%  35.0% 35.0%
 Increase (reduction) in rate resulting from:
    State income tax, net of federal income tax effect....  (4.4)   6.0   0.4
    Tax benefits related to separation from former parent. (78.5)    --    --
    Benefit on tax favored investments.................... (36.2)  42.2   1.0
    Interest on uncertain tax positions...................  (5.5)   2.7   0.2
    Other, net............................................  (4.9)   0.4  (0.2)
                                                           -----   ----  ----
 Effective rate........................................... (94.5)% 86.3% 36.4%
                                                           =====   ====  ====

   In connection with the initial public offering of our ultimate parent company, Genworth, and the 2004 separation from GE, their former parent, we, along with Genworth, made certain joint tax elections and realized certain tax benefits. During 2010, the Internal Revenue Service ("IRS") completed an examination of GE's 2004 tax return, including these tax impacts. In 2010, we recognized $29.9 million of previously uncertain tax benefits related to the separation. Additionally, we recorded $29.7 million as a reduction to retained earnings and $14.0 million as additional paid-in capital related to the 2004 separation.

   The components of the net deferred income tax liability were as follows as of December 31:

      (AMOUNTS IN MILLIONS)                                2010     2009
      ---------------------                              -------- --------
      Assets:
         Investments.................................... $  343.1 $  108.0
         Net unrealized losses on investment securities.     88.6    359.7
         Accrued expenses...............................      6.8      0.6
         Net operating loss carryforwards...............    656.5    454.3
         Other..........................................       --     76.3
                                                         -------- --------
             Total deferred income tax assets...........  1,095.0    998.9
                                                         -------- --------
      Liabilities:
         Insurance reserves.............................    768.2    542.2
         Net unrealized gains on derivatives............      0.1      0.2
         PVFP...........................................    116.7    125.2
         DAC............................................    877.2    869.1
         Other..........................................    112.6     48.6
                                                         -------- --------
             Total deferred income tax liabilities......  1,874.8  1,585.3
                                                         -------- --------
             Net deferred income tax liability.......... $  779.8 $  586.4
                                                         ======== ========

   Based on our analysis, we believe it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable us to realize the remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   Net operating loss ("NOL") carryforwards amounted to $1,875.7 million as of December 31, 2010, and if unused, will expire beginning in 2022.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

      (AMOUNTS IN MILLIONS)                          2010    2009    2008
      ---------------------                         ------  ------  -----
      Balance as of January 1...................... $107.9  $ 67.8  $51.0
      Tax positions related to the current period:
         Gross additions...........................    7.6    54.3    1.7
         Gross reductions..........................     --    (1.7)  (1.7)
      Tax positions related to the prior years:
         Gross additions...........................   27.4     0.3   19.8
         Gross reductions..........................  (36.4)  (12.8)  (2.4)
      Settlements..................................     --      --   (0.6)
                                                    ------  ------  -----
      Balance as of December 31.................... $106.5  $107.9  $67.8
                                                    ======  ======  =====

   The total amount of unrecognized tax benefits was $106.5 million as of December 31, 2010, of which $6.5 million, if recognized, would affect the effective rate on operations.

   We recognize accrued interest and penalties related to unrecognized tax benefits as components of income tax expense. During the years ended
December 31, 2010, 2009 and 2008, we incurred approximately $(3.2) million, $(1.8) million and $0.4 million, respectively, of interest and penalties. We had approximately $1.2 million and $0.9 million, respectively, of interest and penalties accrued as of December 31, 2010 and 2009.

   The Company files U.S. Federal income tax returns (included in the GLIC consolidated life returns) and various state and local tax returns. The Company is no longer subject to U.S. Federal tax examinations for years prior to 2000 and 2005 through 2006. Potential state and local examinations for those years are generally restricted to results that are based on closed U.S. Federal examinations. The Internal Revenue Service ("IRS") is currently reviewing the U.S. income tax returns for the 2007 and 2008 tax years. Certain issues from 2005 and 2006 have been timely protested and will be subject to review by the IRS appeals division. The Company was included in consolidated returns with its former parent, GE, in 2003 and 2004 before the initial public offering ("IPO"). The IRS has completed its examination of these GE consolidated returns and the appropriate adjustments under the Tax Matters Agreement ("TMA") and other tax sharing arrangements with GE, are still in process. Certain issues relating to carrybacks from the 2000 through 2004 audit cycle are agreed upon with the IRS appeals division and are in the process of being prepared.

   We believe it is reasonably possible that in 2011, as a result of our open audits and appeals, up to $59.3 million of unrecognized tax benefits related to certain life insurance deductions will be recognized.

(12) SUPPLEMENTAL CASH FLOW INFORMATION

   Net cash received (paid) for taxes was $58.6 million, $(51.3) million and $56.7 million for the years ended December 31, 2010, 2009 and 2008, respectively. Cash paid for interest primarily related to our non-recourse funding obligations was $93.9 million, $72.6 million and $162.4 million for the years ended December 31, 2010, 2009 and 2008, respectively.

   For a discussion of capital contributions paid to our unconsolidated subsidiary and capital contributions received from our parent, see note 17.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   The following table details these transactions as well as other non-cash items for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                  2010 2009   2008
---------------------                                                  ---- ----- -----
Supplemental schedule of non-cash investing and financing activities:
   Capital contribution from parent................................... $ -- $  -- $10.9
   Capital contribution to unconsolidated subsidiary..................   --  51.7    --
   Tax contingencies and other tax related items......................  4.5   5.8  (4.2)
                                                                       ---- ----- -----
   Total non-cash transactions........................................ $4.5 $57.5 $ 6.7
                                                                       ==== ===== =====

(13) RELATED PARTY TRANSACTIONS

   We and other direct and indirect subsidiaries of Genworth are parties to an amended and restated services and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are made quarterly.

   Under this agreement, amounts incurred for these items aggregated $223.8 million, $171.7 million and $268.8 million for the years ended December 31, 2010, 2009 and 2008, respectively. We also charged affiliates for certain services and for the use of facilities and equipment, which aggregated $60.0 million, $26.7 million and $118.1 million for the years ended December 31, 2010, 2009 and 2008, respectively.

   We pay Genworth, our ultimate parent, for investment related services. We paid $16.3 million, $18.6 million and $20.5 million to Genworth in 2010, 2009 and 2008, respectively, for investment related services.

   We pay interest on outstanding amounts under a credit funding agreement with GNA, our indirect parent. For the years ended December 31, 2010, 2009 and 2008, we incurred no interest expense under this agreement. We pay interest at the cost of funds of GNA, which was 0.3%, 0.2% and 1.5%, for the years ended December 31, 2010, 2009 and 2008, respectively. GNA owed us $0.5 million as of December 31, 2010 and 2009, which was included in other assets in the consolidated balance sheets. During 2010 and 2009, there were no borrowings under this agreement. During 2008, we borrowed and then repaid $271.8 million to GNA and as of December 31, 2008, there were no amounts outstanding under this agreement.

   Additionally, we sell investment securities to affiliates in the normal course of business. The sale of securities to affiliates are recorded at fair value with gains recorded in additional paid-in capital as a deemed capital contribution and losses recorded in retained earnings as a deemed dividend. For the year ended December 31, 2010, we recorded $1.6 million in additional paid-in capital related to gains associated with the sale of securities to affiliates. For the years ended December 31, 2009 and 2008, we recorded $10.2 million and $4.9 million, respectively, in retained earnings related to losses associated with the sale of securities to affiliates.

(14) FAIR VALUE OF FINANCIAL INSTRUMENTS

   Assets and liabilities that are reflected in the accompanying consolidated financial statements at fair value are not included in the following disclosure of fair value; such items include cash and cash equivalents,

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

investment securities, separate accounts, securities held as collateral and derivative financial instruments. Other financial assets and liabilities--those not carried at fair value--are discussed below. Apart from certain of our borrowings and certain marketable securities, few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets.

   The basis on which we estimate fair value is as follows:

   Commercial mortgage loans. Based on recent transactions and/or discounted future cash flows, using current market rates.

   Restricted commercial mortgage loans. Based on recent transactions and/or discounted future cash flows, using current market rates.

   Other invested assets. Based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates using the most recent data available for the related instrument. Primarily represents short-term investments and limited partnerships accounted for under the cost method.

   Non-recourse funding obligations. Based on the then current coupon, revalued based on the LIBOR set and current spread assumption based on commercially available data. The model is a floating rate coupon model using the spread assumption to derive the valuation.

   Borrowings related to securitization entity. Based on market quotes or comparable market transactions.

   Investment contracts. Based on expected future cash flows, discounted at current market rates for annuity contracts or institutional products.

   The following represents the fair value of financial assets and liabilities that are not required to be carried at fair value as of December 31:

                                                                    2010                             2009
                                                      -------------------------------- --------------------------------
                                                       NOTIONAL    CARRYING             NOTIONAL    CARRYING
(AMOUNTS IN MILLIONS)                                   AMOUNT      AMOUNT  FAIR VALUE   AMOUNT      AMOUNT  FAIR VALUE
---------------------                                 --------     -------- ---------- --------     -------- ----------
Assets:
   Commercial mortgage loans.........................  $    /(1)/  $2,109.3  $2,122.2   $    /(1)/  $2,363.3  $2,291.8
   Restricted commercial mortgage loans/(2)/.........        /(1)/    111.8     126.9         /(1)/       --        --
   Other invested assets.............................        /(1)/     66.5      73.2         /(1)/  1,298.6   1,305.1
Liabilities:
   Non-recourse funding obligations/(3) /............        /(1)/  3,537.0   2,230.6         /(1)/  3,543.0   1,720.8
   Borrowings related to securitization entity/(2) /.        /(1)/    114.3     114.3         /(1)/       --        --
   Investment contracts..............................        /(1)/  5,654.6   6,058.8         /(1)/  6,598.5   6,885.3
Other firm commitments:
   Commitments to fund limited partnerships..........   36.4             --        --    63.0             --        --

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

--------
/(1)/These financial instruments do not have notional amounts.
/(2)/See note 15 for additional information related to a consolidated securitization entity.
/(3)/See note 10 for additional information related to borrowings.

   Recurring Fair Value Measurements

   We have fixed maturity, equity and trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value. Below is a description of the valuation techniques and inputs used to determine fair value by class of instrument.

   Fixed maturity, equity and trading securities

   The valuations of fixed maturity, equity and trading securities are determined using a market approach, income approach or a combination of the market and income approach depending on the type of instrument and availability of information.

   We utilize certain third-party data providers when determining fair value. We consider information obtained from third-party pricing services as well as third-party broker provided prices, or broker quotes, in our determination of fair value. Additionally, we utilize internal models to determine the valuation of securities using an income approach where the inputs are based on third-party provided market inputs. While we consider the valuations provided by third-party pricing services and broker quotes, management determines the fair value of our investment securities after considering all relevant and available information. We also obtain an understanding of the valuation methodologies and procedures used by third-party data providers to ensure sufficient understanding to evaluate the valuation data received and determine the appropriate fair value.

   In general, we first obtain valuations from pricing services. If a price is not supplied by a pricing service, we will typically seek a broker quote. For certain private fixed maturity securities where we do not obtain valuations from pricing services, we utilize an internal model to determine fair value since transactions for identical securities are not readily observable and these securities are not typically valued by pricing services. For all securities, excluding certain private fixed maturity securities, if neither a pricing service nor broker quote valuation is available, we determine fair value using internal models.

   For pricing services, we obtain an understanding of the pricing methodologies and procedures for each type of instrument. In general, a pricing service does not provide a price for a security if sufficient information is not readily available to determine fair value or if such security is not in the specific sector or class covered by a particular pricing service. Given our understanding of the pricing methodologies and procedures of pricing services, the securities valued by pricing services are typically classified as Level 2 unless we determine the valuation process for a security or group of securities utilizes significant unobservable inputs.

   For private fixed maturity securities, we utilize an internal model to determine fair value and utilize public bond spreads by sector, rating and maturity to develop the market rate that would be utilized for a similar public bond. We then add an additional premium to the public bond spread to adjust for the liquidity and other features of our private placements. We utilize the estimated market yield to discount the expected cash flows of the security to determine fair value. We assign each security an internal rating to determine the appropriate public bond spread that should be utilized in the valuation. While we generally consider the public bond spreads by sector and maturity to be observable inputs, we evaluate the similarities of our private placement with the public bonds to determine whether the spreads utilized would be considered observable inputs for the private placement

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

being valued. To determine the significance of unobservable inputs, we calculate the impact on the valuation from the unobservable input and will classify a security as Level 3 when the impact on the valuation exceeds 10%.

   For broker quotes, we discuss the valuation methodology utilized by the third party but cannot typically obtain sufficient evidence to determine the valuation does not include significant unobservable inputs. Accordingly, we typically classify the securities where fair value is based on our consideration of broker quotes as Level 3 measurements.

   For remaining securities priced using internal models, we maximize the use of observable inputs but typically utilize significant unobservable inputs to determine fair value. Accordingly, the valuations are typically classified as Level 3.

   The following table summarizes the primary sources considered when determining fair value of each class of fixed maturity securities as of December 31, 2010:

(AMOUNTS IN MILLIONS)                                                  TOTAL   LEVEL 1 LEVEL 2  LEVEL 3
---------------------                                                 -------- ------- -------- -------
U.S. government, agencies and government-sponsored enterprises:
   Pricing services.................................................. $1,158.6   $--   $1,158.6 $   --
   Internal models...................................................      1.1    --         --    1.1
                                                                      --------   ---   -------- ------
       Total U.S. government, agencies and government-sponsored
         enterprises.................................................  1,159.7    --    1,158.6    1.1
                                                                      --------   ---   -------- ------
Government--non-U.S.:
   Pricing services..................................................    134.2    --      134.2     --
                                                                      --------   ---   -------- ------
       Total government--non-U.S.....................................    134.2    --      134.2     --
                                                                      --------   ---   -------- ------
U.S. corporate:
   Pricing services..................................................  5,174.8    --    5,174.8     --
   Broker quotes.....................................................     82.5    --         --   82.5
   Internal models...................................................  1,119.1    --      894.9  224.2
                                                                      --------   ---   -------- ------
       Total U.S. corporate..........................................  6,376.4    --    6,069.7  306.7
                                                                      --------   ---   -------- ------
Corporate--non-U.S.:
   Pricing services..................................................  1,336.9    --    1,336.9     --
   Broker quotes.....................................................     43.9    --         --   43.9
   Internal models...................................................    615.8    --      556.9   58.9
                                                                      --------   ---   -------- ------
       Total corporate--non-U.S......................................  1,996.6    --    1,893.8  102.8
                                                                      --------   ---   -------- ------
Residential mortgage-backed:
   Pricing services..................................................  1,340.6    --    1,340.6     --
   Broker quotes.....................................................     33.9    --         --   33.9
   Internal models...................................................      6.4    --         --    6.4
                                                                      --------   ---   -------- ------
       Total residential mortgage-backed.............................  1,380.9    --    1,340.6   40.3
                                                                      --------   ---   -------- ------
Commercial mortgage-backed:
   Pricing services..................................................    887.0    --      887.0     --
   Broker quotes.....................................................     11.4    --         --   11.4
   Internal models...................................................      8.5    --         --    8.5
                                                                      --------   ---   -------- ------
       Total commercial mortgage-backed..............................    906.9    --      887.0   19.9
                                                                      --------   ---   -------- ------

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

(AMOUNTS IN MILLIONS)                         TOTAL   LEVEL 1  LEVEL 2  LEVEL 3
---------------------                       --------- ------- --------- -------
Other asset-backed:
   Pricing services........................   1,587.2    --     1,529.7   57.5
   Broker quotes...........................      76.8    --          --   76.8
   Internal models.........................       4.2    --         4.2     --
                                            ---------   ---   --------- ------
       Total other asset-backed............   1,668.2    --     1,533.9  134.3
                                            ---------   ---   --------- ------
       Total fixed maturity securities..... $13,622.9   $--   $13,017.8 $605.1
                                            =========   ===   ========= ======

   The following table summarizes the primary sources considered when determining fair value of equity securities as of December 31, 2010:

           (AMOUNTS IN MILLIONS)       TOTAL LEVEL 1 LEVEL 2 LEVEL 3
           ---------------------       ----- ------- ------- -------
           Pricing services........... $20.4  $19.6   $0.8    $  --
           Broker quotes..............   3.9     --     --      3.9
           Internal models............  46.5     --     --     46.5
                                       -----  -----   ----    -----
              Total equity securities. $70.8  $19.6   $0.8    $50.4
                                       =====  =====   ====    =====

   The following table summarizes the primary sources considered when determining fair value of trading securities as of December 31, 2010:

          (AMOUNTS IN MILLIONS)        TOTAL  LEVEL 1 LEVEL 2 LEVEL 3
          ---------------------        ------ ------- ------- -------
          Pricing services............ $233.6   $--   $233.6   $  --
          Broker quotes...............   40.5    --       --    40.5
                                       ------   ---   ------   -----
             Total trading securities. $274.1   $--   $233.6   $40.5
                                       ======   ===   ======   =====

   Securities lending and derivative counterparty collateral

   The fair value of securities held as collateral is primarily based on Level 2 inputs from market information for the collateral that is held on our behalf by the custodian. We determine fair value after considering prices obtained by third-party pricing services.

   Separate account assets

   The fair value of separate account assets is based on the quoted prices of the underlying fund investments and, therefore, represents Level 1 pricing.

   Derivatives

   In determining the fair value of derivatives, we consider the counterparty collateral arrangements and rights of set-off when determining whether any incremental adjustment should be made for both the counterparty's and our non-performance risk. As a result of these counterparty arrangements, we determined no adjustment for our non-performance risk was required to our derivative liabilities.

   Interest rate swaps. The valuation of interest rate swaps is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve, which is generally considered an observable

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

input, and results in the derivative being classified as Level 2. For certain swaps, there are features that provide an option to the counterparty to terminate the swap at specified dates and would be considered a significant unobservable input and results in the fair value measurement of the derivative being classified as Level 3.

   Credit default swaps. We have single name credit default swaps. We utilize an income approach to determine fair value based on using current market information for the credit spreads of the reference entity, which is considered observable inputs based on the reference entities of our derivatives and results in these derivatives being classified as Level 2.

   Equity index options. We have equity index options associated with various equity indices. The valuation of equity index options is determined using an income approach. The primary inputs into the valuation represent equity index volatility and time value component associated with the optionality in the derivative, which are considered significant unobservable inputs in most instances. The equity index volatility surface is determined based on market information that is not readily observable and is developed based upon inputs received from several third-party sources. Accordingly, these options are classified as Level 3.

   Equity return swaps. The valuation of equity return swaps is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve and underlying equity index values, which are generally considered observable inputs, and results in the derivative being classified as Level 2.

   Limited guarantee. The valuation of the limited guarantee is determined using an income approach. The primary inputs into the valuation represent policyholder behavior, such as lapses and mortality, and future interest rates to project future results to determine the scenarios when the limited guarantee payments, if any, would be required using probability weighted scenarios. As a result of the significant unobservable inputs associated with the assumptions used to project future results, the limited guarantee is classified as Level 3.

   GMWB embedded derivatives

   We are required to bifurcate an embedded derivative for certain features associated with annuity products and related reinsurance agreements where we provide a GMWB to the policyholder and are required to record the GMWB embedded derivative at fair value. The valuation of our GMWB embedded derivative is based on an income approach that incorporates inputs such as forward interest rates, equity index volatility, equity index and fund correlation, and policyholder assumptions such as utilization, lapse and mortality. In addition to these inputs, we also consider risk and expense margins when determining the projected cash flows that would be determined by another market participant. While the risk and expense margins are considered in determining fair value, these inputs do not have a significant impact on the valuation.

   For GMWB liabilities, non-performance risk is integrated into the discount rate. Prior to the third quarter of 2010, the discount rate was based on the swap curve, which incorporated the non-performance risk of our GMWB liabilities. Beginning in 2009, the swap curve dropped below the U.S. Treasury curve at certain points on the longer end of the curve, and in 2010, the points below the U.S. Treasury curve expanded to several points beyond 10 years. For these points on the curve, we utilized the U.S. Treasury curve as our discount rate through the second quarter of 2010. Beginning in the third quarter of 2010, we revised our discount rate to reflect market credit spreads that represent an adjustment for the non-performance risk of the GMWB liabilities. The credit spreads included in our discount rate range from 60 to 80 basis points over the most relevant points on the U.S. Treasury curve. As of December 31, 2010, the impact of non-performance risk resulted in a lower fair value of our GMWB liabilities of $38.8 million. As of December 31, 2009, the impact of non-performance risk on our GMWB valuation was not material.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   To determine the appropriate discount rate to reflect the non-performance risk of the GMWB liabilities, we evaluate the non-performance risk in our liabilities based on a hypothetical exit market transaction as there is no exit market for these types of liabilities. A hypothetical exit market can be viewed as a hypothetical transfer of the liability to another similarly rated insurance company which would closely resemble a reinsurance transaction. Another hypothetical exit market transaction can be viewed as a hypothetical transaction from the perspective of the GMWB policyholder. We believe that a hypothetical exit market participant would use a similar discount rate as described above to value the liabilities.

   For equity index volatility, we determine the projected equity market volatility using both historical volatility and projected near-term equity market volatility with more significance being placed on projected and recent historical data.

   Equity index and fund correlations are determined based on historical price observations for the fund and equity index.

   For policyholder assumptions, we use our expected lapse, mortality and utilization assumptions and update these assumptions for our actual experience, as necessary. For our lapse assumption, we adjust our base lapse assumption by policy based on a combination of the policyholder's current account value and GMWB benefit.

   We classify the GMWB valuation as Level 3 based on having significant unobservable inputs. We evaluate the inputs and methodologies used to determine fair value based on how we expect a market participant would determine exit value. As stated above, there is no exit market or market participants for the GMWB embedded derivatives. Accordingly, we evaluate our inputs and resulting fair value based on a hypothetical exit market and hypothetical market participants. A hypothetical exit market could be viewed as a transaction that would closely resemble reinsurance. While reinsurance transactions for this type of product are not an observable input, we consider this type of hypothetical exit market, as appropriate, when evaluating our inputs and determining that our inputs are consistent with that of a hypothetical market participant.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   The following tables set forth our assets and liabilities that were measured at fair value on a recurring basis as of December 31:

                                                                             2010
                                                            -------------------------------------
(AMOUNTS IN MILLIONS)                                         TOTAL     LEVEL 1   LEVEL 2  LEVEL 3
---------------------                                       ---------  --------- --------- -------
Assets
   Investments:
       Fixed maturity securities:
          U.S. government, agencies and government-
            sponsored enterprises.......................... $ 1,159.7  $      -- $ 1,158.6 $  1.1
          Government--non-U.S..............................     134.2         --     134.2     --
          U.S. corporate...................................   6,376.4         --   6,069.7  306.7
          Corporate--non-U.S...............................   1,996.6         --   1,893.8  102.8
          Residential mortgage-backed......................   1,380.9         --   1,340.6   40.3
          Commercial mortgage-backed.......................     906.9         --     887.0   19.9
          Other asset-backed...............................   1,668.2         --   1,533.9  134.3
                                                            ---------  --------- --------- ------
          Total fixed maturity securities..................  13,622.9         --  13,017.8  605.1
                                                            ---------  --------- --------- ------
       Equity securities...................................      70.8       19.6       0.8   50.4
                                                            ---------  --------- --------- ------
       Other invested assets:
          Trading securities...............................     274.1         --     233.6   40.5
          Derivative assets:...............................                   --
              Interest rate swaps..........................      67.6         --      63.0    4.6
              Credit default swaps.........................       0.9         --       0.9     --
              Equity index options.........................      30.9         --        --   30.9
              Limited guarantee............................      23.0         --        --   23.0
                                                            ---------  --------- --------- ------
              Total derivative assets......................     122.4         --      63.9   58.5
                                                            ---------  --------- --------- ------
          Securities lending collateral....................     119.2         --     119.2     --
          Derivatives counterparty collateral..............       7.4         --       7.4     --
                                                            ---------  --------- --------- ------
          Total other invested assets......................     523.1         --     424.1   99.0
                                                            ---------  --------- --------- ------
   Reinsurance recoverable/(1) /...........................      (4.1)        --        --   (4.1)
   Separate account assets.................................  10,659.2   10,659.2        --     --
                                                            ---------  --------- --------- ------
          Total assets..................................... $24,871.9  $10,678.8 $13,442.7 $750.4
                                                            =========  ========= ========= ======
Liabilities
   Policyholder account balances/(2) /..................... $   107.8  $      -- $      -- $107.8
   Derivative liabilities:
       Interest rate swaps.................................      17.3         --      17.3     --
       Equity index options................................       2.6         --        --    2.6
       Equity return swaps.................................       3.1         --       3.1     --
                                                            ---------  --------- --------- ------
       Total derivative liabilities........................      23.0         --      20.4    2.6
                                                            ---------  --------- --------- ------
          Total liabilities................................ $   130.8  $      -- $    20.4 $110.4
                                                            =========  ========= ========= ======

--------
/(1)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
/(2)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


                                                                       2009
                                                      --------------------------------------
(AMOUNTS IN MILLIONS)                                   TOTAL     LEVEL 1  LEVEL 2   LEVEL 3
---------------------                                 ---------  --------- -------- --------
Assets
   Investments:
       Fixed maturity securities:
          U.S. government, agencies and
            government-sponsored enterprises......... $   654.5  $      -- $  644.3 $   10.2
          Government--non-U.S........................     154.6         --    154.6       --
          U.S. corporate.............................   5,473.9         --  5,164.8    309.1
          Corporate--non-U.S.........................   1,525.2         --  1,336.6    188.6
          Residential mortgage-backed................   1,157.4         --    507.8    649.6
          Commercial mortgage-backed.................     786.7         --     10.8    775.9
          Other asset-backed.........................   1,496.5         --    679.9    816.6
                                                      ---------  --------- -------- --------
          Total fixed maturity securities............  11,248.8         --  8,498.8  2,750.0
                                                      ---------  --------- -------- --------
       Equity securities.............................     101.3       31.4     64.8      5.1
                                                      ---------  --------- -------- --------
       Other invested assets:
          Trading securities.........................      33.5         --     12.0     21.5
          Restricted other invested assets...........     297.6         --    271.1     26.5
          Derivative assets:.........................
              Interest rate swaps....................     134.0         --    131.6      2.4
              Credit default swaps...................       0.7         --      0.7       --
              Equity index options...................      32.2         --       --     32.2
              Limited guarantee......................      29.9         --       --     29.9
                                                      ---------  --------- -------- --------
              Total derivative assets................     196.8         --    132.3     64.5
                                                      ---------  --------- -------- --------
          Securities lending collateral..............     175.8         --    175.8       --
          Derivatives counterparty collateral........      13.6         --     13.6       --
                                                      ---------  --------- -------- --------
          Total other invested assets................     717.3         --    604.8    112.5
                                                      ---------  --------- -------- --------
   Reinsurance recoverable/(1) /.....................      (3.7)        --       --     (3.7)
   Separate account assets...........................  10,086.3   10,086.3       --       --
                                                      ---------  --------- -------- --------
          Total assets............................... $22,150.0  $10,117.7 $9,168.4 $2,863.9
                                                      =========  ========= ======== ========
Liabilities
   Policyholder account balances/(2) /............... $   156.6  $      -- $     -- $  156.6
   Derivative liabilities:
       Interest rate swaps...........................      39.0         --     38.1      0.9
       Equity index options..........................       2.4         --       --      2.4
                                                      ---------  --------- -------- --------
       Total derivative liabilities..................      41.4         --     38.1      3.3
                                                      ---------  --------- -------- --------
          Total liabilities.......................... $   198.0  $      -- $   38.1 $  159.9
                                                      =========  ========= ======== ========

--------
/(1)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
/(2)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

   We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

are reported as transfers in and out of Level 3, or between other levels, at the beginning fair value for the reporting period in which the changes occur.

   The following table presents additional information about assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:

                                                                                                               TOTAL GAINS
                                           TOTAL REALIZED AND                                                    (LOSSES)
                                            UNREALIZED GAINS    PURCHASES,                                     INCLUDED IN
                               BEGINNING        (LOSSES)          SALES                              ENDING     NET INCOME
                                BALANCE   -------------------   ISSUANCES                           BALANCE       (LOSS)
                                 AS OF    INCLUDED IN              AND                  TRANSFER     AS OF     ATTRIBUTABLE
                               JANUARY 1, NET INCOME  INCLUDED SETTLEMENTS,  TRANSFER    OUT OF   DECEMBER 31,  TO ASSETS
(AMOUNTS IN MILLIONS)             2010      (LOSS)     IN OCI      NET      IN LEVEL 3  LEVEL 3       2010      STILL HELD
---------------------          ---------- ----------- -------- ------------ ---------- ---------  ------------ ------------
Fixed maturity securities:
   U.S. government,
     agencies and
     government-sponsored
     enterprises..............  $   10.2    $   --     $  --     $    --      $   --   $    (9.1)    $  1.1       $   --
   U.S. corporate/(1)/........     309.1       1.2       4.1        20.4       137.5      (165.6)     306.7          1.2
   Corporate--non-U.S./(1)/...     188.6      (0.7)      2.7       (32.2)       59.4      (115.0)     102.8         (6.2)
   Residential mortgage-
     backed/(2)/..............     649.6        --       2.0         2.2         4.4      (617.9)      40.3           --
   Commercial mortgage-
     backed/(2)/..............     775.9      (7.4)     27.3       (82.8)      118.3      (811.4)      19.9         (0.1)
   Other asset-backed/(2)/....     816.6       5.0       9.7      (386.0)       64.2      (375.2)     134.3           --
                                --------    ------     -----     -------      ------   ---------     ------       ------
   Total fixed maturity
     securities...............   2,750.0      (1.9)     45.8      (478.4)      383.8    (2,094.2)     605.1         (5.1)
                                --------    ------     -----     -------      ------   ---------     ------       ------
Equity securities.............       5.1        --      (1.2)       (5.6)       52.1          --       50.4           --
                                --------    ------     -----     -------      ------   ---------     ------       ------
Other invested assets:
   Trading securities.........      21.5      (3.1)       --       (25.8)      135.0       (87.1)      40.5         (3.2)
   Restricted other invested
     assets...................      26.5        --        --       (26.5)         --          --         --           --
   Derivative assets:
       Interest rate
         swaps................       2.4       2.2        --          --          --          --        4.6          2.2
       Equity index
         options..............      32.2     (66.4)       --        65.1          --          --       30.9        (66.4)
       Limited
         guarantee............      29.9      (6.9)       --          --          --          --       23.0         (6.9)
                                --------    ------     -----     -------      ------   ---------     ------       ------
       Total derivative
         assets...............      64.5     (71.1)       --        65.1          --          --       58.5        (71.1)
                                --------    ------     -----     -------      ------   ---------     ------       ------
   Total other invested
     assets...................     112.5     (74.2)       --        12.8       135.0       (87.1)      99.0        (74.3)
                                --------    ------     -----     -------      ------   ---------     ------       ------
Reinsurance recoverable/(3)/..      (3.7)     (2.6)       --         2.2          --          --       (4.1)        (2.6)
                                --------    ------     -----     -------      ------   ---------     ------       ------
Total Level 3 assets..........  $2,863.9    $(78.7)    $44.6     $(469.0)     $570.9   $(2,181.3)    $750.4       $(82.0)
                                ========    ======     =====     =======      ======   =========     ======       ======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

--------
/(1)/The transfers in and out of Level 3 were primarily related to private fixed rate U.S. corporate and corporate--non-U.S. securities and resulted from a change in the observability of the additional premium to the public bond spread to adjust for the liquidity and other features of our private placements and resulted in unobservable inputs having a significant impact on certain valuations for transfers in or no longer having significant impact on certain valuations for transfers out.
/(2)/The transfer out of Level 3 was primarily related to residential and commercial mortgage-backed and other asset-backed securities and resulted from a change in the observability of inputs used to determine fair value.
/(3)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

   Our assessment of whether or not there were significant unobservable inputs was based on our observations of the mortgage-backed and asset-based securities markets obtained through the course of managing our investment portfolio, including interaction with other market participants, observations related to the availability and consistency of pricing, and understanding of general market activity such as new issuance and the level of secondary market trading for a class of securities. Additionally, we considered data obtained from third-party pricing sources to determine whether our estimated values incorporate significant unobservable inputs that would result in the valuation being classified as Level 3.

   While we observed some increased trading activity for certain mortgage-backed and asset-backed securities during 2009, primarily as a result of government programs, we did not observe a broad-based improvement in market conditions to result in the classification of several mortgage-backed and asset-backed securities as Level 2. During 2010, primary market issuance and secondary market activity for commercial and non-agency residential mortgage-backed and other asset-backed securities increased the market observable inputs used to establish fair values for similar securities. These factors, along with more consistent pricing from third-party sources, resulted in our conclusion that there is sufficient trading activity in similar instruments to support classifying certain mortgage-backed and asset-backed securities as Level 2 as of December 31, 2010. Accordingly, our assessment resulted in a transfer out of Level 3 of $617.9 million, $ 811.4 million and $375.2 million, respectively, during the year ended December 31, 2010 related to residential mortgage-backed, commercial mortgage-backed and other asset-backed securities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   The following table presents additional information about assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:

                                                                                                                  TOTAL GAINS
                                              TOTAL REALIZED AND                                                    (LOSSES)
                                               UNREALIZED GAINS    PURCHASES,                                     INCLUDED IN
                                  BEGINNING        (LOSSES)          SALES                              ENDING     NET INCOME
              -                    BALANCE   -------------------   ISSUANCES                           BALANCE       (LOSS)
                                    AS OF    INCLUDED IN              AND                  TRANSFER     AS OF     ATTRIBUTABLE
                                  JANUARY 1, NET INCOME  INCLUDED SETTLEMENTS,  TRANSFER    OUT OF   DECEMBER 31,  TO ASSETS
(AMOUNTS IN MILLIONS)                2009      (LOSS)     IN OCI      NET      IN LEVEL 3  LEVEL 3       2009      STILL HELD
---------------------             ---------- ----------- -------- ------------ ---------- ---------  ------------ ------------
Fixed maturity securities:
   U.S. government, agencies
     and government-
     sponsored enterprises.......  $    7.0    $    --    $ (0.2)   $   3.4      $   --   $      --    $   10.2      $   --
   Government--non-U.S...........      18.4         --        --         --          --       (18.4)         --          --
   U.S. corporate................   1,037.0       26.4      92.6     (315.9)       66.9      (597.9)      309.1         1.2
   Corporate--non-U.S............     441.5       (9.4)     55.0      (63.2)      103.8      (339.1)      188.6          --
       Residential mortgage-
         backed..................     830.7       23.6       3.3     (206.3)        2.9        (4.6)      649.6        20.1
       Commercial
         mortgage-backed.........     816.8       (1.4)     94.6      (47.3)       29.0      (115.8)      775.9        (1.5)
   Other asset-backed............     754.2        1.4     171.7     (269.1)      203.3       (44.9)      816.6         4.1
                                   --------    -------    ------    -------      ------   ---------    --------      ------
   Total fixed maturity
     securities..................   3,905.6       40.6     417.0     (898.4)      405.9    (1,120.7)    2,750.0        23.9
                                   --------    -------    ------    -------      ------   ---------    --------      ------
Equity securities................      54.9       (0.1)      1.9       (0.5)         --       (51.1)        5.1        (0.2)
                                   --------    -------    ------    -------      ------   ---------    --------      ------
Other invested assets:
   Trading securities............      38.5        0.9        --      (21.6)        3.7          --        21.5         0.4
   Restricted other
     invested assets.............     171.8       (0.4)     14.2      (52.6)         --      (106.5)       26.5          --
   Derivative assets.............     110.3     (104.5)       --       36.8        21.9          --        64.5       (96.6)
                                   --------    -------    ------    -------      ------   ---------    --------      ------
   Total other invested
     assets......................     320.6     (104.0)     14.2      (37.4)       25.6      (106.5)      112.5       (96.2)
                                   --------    -------    ------    -------      ------   ---------    --------      ------
Reinsurance recoverable/(1) /....      14.9      (19.3)       --        0.7          --          --        (3.7)      (19.3)
                                   --------    -------    ------    -------      ------   ---------    --------      ------
Total Level 3 assets.............  $4,296.0    $ (82.8)   $433.1    $(935.6)     $431.5   $(1,278.3)   $2,863.9      $(91.8)
                                   ========    =======    ======    =======      ======   =========    ========      ======

--------
/(1)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   The following tables present additional information about liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of and for the dates indicated:

                                                                                                          TOTAL (GAINS)
                                       TOTAL REALIZED AND                                                     LOSSES
                                       UNREALIZED (GAINS)    PURCHASES,                                    INCLUDED IN
                           BEGINNING         LOSSES            SALES                            ENDING     NET (INCOME)
                            BALANCE   ---------------------  ISSUANCES                         BALANCE         LOSS
                             AS OF    INCLUDED IN               AND                 TRANSFER    AS OF      ATTRIBUTABLE
                           JANUARY 1, NET (INCOME) INCLUDED SETTLEMENTS,  TRANSFER   OUT OF  DECEMBER 31, TO LIABILITIES
(AMOUNTS IN MILLIONS)         2010        LOSS      IN OCI      NET      IN LEVEL 3 LEVEL 3      2010       STILL HELD
---------------------      ---------- ------------ -------- ------------ ---------- -------- ------------ --------------
Policyholder account
  balances/(1) /..........   $156.6      $(80.4)     $--       $31.6        $--       $--       $107.8        $(77.7)
Derivative liabilities:
   Interest rate swaps....      0.9        (0.9)      --          --         --        --           --          (0.9)
   Equity index
     options..............      2.4         2.7       --        (2.5)        --        --          2.6           2.7
                             ------      ------      ---       -----        ---       ---       ------        ------
   Total derivative
     liabilities..........      3.3         1.8       --        (2.5)        --        --          2.6           1.8
                             ------      ------      ---       -----        ---       ---       ------        ------
Total Level 3 liabilities.   $159.9      $(78.6)     $--       $29.1        $--       $--       $110.4        $(75.9)
                             ======      ======      ===       =====        ===       ===       ======        ======

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

                                                                                                          TOTAL (GAINS)
                                       TOTAL REALIZED AND                                                     LOSSES
                                       UNREALIZED (GAINS)    PURCHASES,                                    INCLUDED IN
                           BEGINNING         LOSSES            SALES                            ENDING     NET (INCOME)
                            BALANCE   ---------------------  ISSUANCES                         BALANCE         LOSS
                             AS OF    INCLUDED IN               AND                 TRANSFER    AS OF      ATTRIBUTABLE
                           JANUARY 1, NET (INCOME) INCLUDED SETTLEMENTS,  TRANSFER   OUT OF  DECEMBER 31, TO LIABILITIES
(AMOUNTS IN MILLIONS)         2009        LOSS      IN OCI      NET      IN LEVEL 3 LEVEL 3      2009       STILL HELD
---------------------      ---------- ------------ -------- ------------ ---------- -------- ------------ --------------
Policyholder account
  balances/(1)/...........   $784.8     $(654.8)     $--       $26.6        $--       $--       $156.6       $(640.7)
Other liabilities/(2)/....       --         4.3       --        (1.0)        --        --          3.3           4.3
                             ------     -------      ---       -----        ---       ---       ------       -------
Total Level 3 liabilities.   $784.8     $(650.5)     $--       $25.6        $--       $--       $159.9       $(636.4)
                             ======     =======      ===       =====        ===       ===       ======       =======

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.
/(2)/Represents derivative liabilities.

   Realized and unrealized gains (losses) on Level 3 assets and liabilities are primarily reported in either net investment gains (losses) within the consolidated statements of income or OCI within stockholder's equity based on the appropriate accounting treatment for the instrument.

   Purchases, sales, issuances and settlements, net, represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period. Such activity primarily consists of purchases and sales of fixed maturity, equity and trading securities and purchases and settlements of derivative instruments.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   Purchases, sales, issuances and settlements, net, presented for policyholder account balances represents the issuances and settlements of embedded derivatives associated with our GMWB liabilities where: issuances are characterized as the change in fair value associated with the product fees recognized that are attributed to the embedded derivative to equal the expected future benefit costs upon issuance; and settlements are characterized as the change in fair value upon exercising the embedded derivative instrument, effectively representing a settlement of the embedded derivative instrument. We have shown these changes in fair value separately based on the classification of this activity as effectively issuing and settling the embedded derivative instrument with all remaining changes in the fair value of these embedded derivative instruments being shown separately in the category labeled "included in net (income) loss" in the tables presented above.

   The amount presented for unrealized gains (losses) for assets and liabilities still held as of the reporting date primarily represents impairments for available-for-sale securities, changes in fair value of trading securities and certain derivatives and changes in fair value of embedded derivatives associated with our GMWB liabilities that existed as of the reporting date, which were recorded in net investment gains (losses) and accretion on certain fixed maturity securities which was recorded in net investment income.

(15) VARIABLE INTEREST AND SECURITIZATION ENTITIES

   VIEs are generally entities that have either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support or whose equity investors lack the characteristics of a controlling financial interest. We evaluate VIEs to determine whether we are the primary beneficiary and are required to consolidate the assets and liabilities of the entity. The determination of the primary beneficiary for a VIE can be complex and requires management judgment regarding the expected results of the entity and who directs the activities of the entity that most significantly impact the economic results of the VIE. Our primary involvement related to VIEs includes asset securitization transactions.

   (a) Asset Securitizations

   We have used former affiliates and third-party entities to facilitate asset securitizations. Disclosure requirements related to off-balance sheet arrangements encompass a broader array of arrangements than those at risk for consolidation. These arrangements include transactions with term securitization entities, as well as transactions with conduits that are sponsored by third parties.

   The following table summarizes the total securitized assets as of December 31:

(AMOUNTS IN MILLIONS)                                                 2010   2009
---------------------                                                ------ ------
Receivables secured by:
   Commercial mortgage loans........................................ $   -- $ 83.6
   Fixed maturity securities........................................     --   53.3
   Other assets.....................................................   66.7   71.2
                                                                     ------ ------
       Total securitized assets not required to be consolidated.....   66.7  208.1
                                                                     ------ ------
       Total securitized assets required to be consolidated.........  113.4     --
                                                                     ------ ------
       Total securitized assets..................................... $180.1 $208.1
                                                                     ====== ======

   Financial support for certain securitization entities was provided under credit support agreements that remain in place throughout the life of the related entities. As of December 31, 2009, Genworth provided limited

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

recourse for a maximum of $117.4 million of credit losses. Assets with credit support were funded by demand notes that were further enhanced with support provided by a third party. During 2010, one of the securitization entities that was covered under a credit support agreement was terminated upon final payments made by the structure. Therefore, as of December 31, 2010, Genworth provided limited recourse for a maximum of $40.2 million of credit losses related to the commercial mortgage loan entity that was required to be consolidated with assets of $114.7 million as of December 31, 2010. There were no amounts recorded for these limited recourse liabilities as of December 31, 2010 and 2009. In 2010, no amounts were paid associated with these arrangements. In 2009, Genworth paid $0.9 million associated with these arrangements.

   (b) Securitization Entities Not Required To Be Consolidated

   We are involved in certain securitization entities where we are not required to consolidate the securitization entity.

   Asset securitizations. We transferred assets to securitization entities that would be considered VIEs but we were not required to consolidate the securitization entities. These securitization entities were designed to have significant limitations on the types of assets owned and the types and extent of permitted activities and decision making rights. We evaluated our involvement in the entities' design and our decision making ability regarding the assets held by the securitization entity and determined we would generally not be the party with power to direct the activities that significantly impact the economic performance of the entity.

   Amounts recognized in our consolidated financial statements related to our involvement with entities used to facilitate asset securitization transactions where the securitization entity was not required to be consolidated as of December 31:

                                              2010       2009
                                           ---------- ----------
                                                FAIR       FAIR
               (AMOUNTS IN MILLIONS)       COST VALUE COST VALUE
               ---------------------       ---- ----- ---- -----
               Retained interests--assets. $--   $--  $2.0 $5.5
                                           ---   ---  ---- ----
                  Total................... $--   $--  $2.0 $5.5
                                           ===   ===  ==== ====

   The decrease in the amounts presented above were primarily a result of having to consolidate certain securitization entities as discussed above.

   In certain securitization transactions, we retained an interest in transferred assets. Those interests take various forms and may be subject to credit, prepayment and interest rate risks. When we securitized receivables, we determined the fair value based on discounted cash flow models that incorporate, among other things, assumptions including credit losses, prepayment speeds and discount rates. These assumptions were based on our experience, market trends and anticipated performance related to the particular assets securitized. Our retained interests are reflected as fixed maturity securities available-for-sale.

   Following a securitization transaction, we retained the responsibility for servicing the receivables, and as such, were entitled to receive an ongoing fee based on the outstanding principal balances of the receivables. There were no servicing assets nor liabilities recorded as the benefits of servicing the assets were adequate to compensate an independent servicer for its servicing responsibilities.

   There has been no new asset securitization activity in 2010 or 2009.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   (c) Securitization Entity Required To Be Consolidated

   As a result of adopting new accounting guidance for VIE consolidation on January 1, 2010, we were required to consolidate one asset securitization entity. Our involvement with this securitization entity is described in more detail below. Prior to being required to consolidate this entity, our interest in this entity was recorded in our consolidated financial statements as available-for-sale fixed maturity securities.

   Asset securitizations. We were required to consolidate one securitization entity as a result of our involvement in the entity's design and having certain decision making ability regarding the assets held by the securitization entity. The securitization entity was designed to have significant limitations on the types of assets owned and the types and extent of permitted activities and decision making rights. The securitization entity that was required to be consolidated is backed by commercial mortgage loans.

   Our economic interest in this commercial mortgage loan securitization entity represents the excess interest received on the loans compared to the interest paid on the entity's debt obligation, which is held by a third-party. We own the majority of the rights to receive the excess interest with another Genworth subsidiary owning the remaining portion. Additionally, Genworth provides limited recourse for a maximum of $40.2 million credit losses. We also act as the servicer for the underlying mortgage loans and have the ability to direct certain activities in accordance with the agreements related to the securitization entity.

   The following table shows the activity presented in our consolidated statement of income related to the consolidated securitization entity for the year ended December 31:

                   (AMOUNTS IN MILLIONS)                2010
                   ---------------------               -----
                   Revenues:
                   Net investment income.............. $10.1
                   Net investment gains (losses)......  (0.3)
                                                       -----
                      Total revenues..................   9.8
                                                       -----
                   Expenses:
                   Interest expense...................   7.5
                   Acquisition and operating expenses.   0.9
                                                       -----
                      Total expenses..................   8.4
                                                       -----
                   Loss before income taxes...........   1.4
                   Provision for income taxes.........   0.5
                                                       -----
                   Net income......................... $ 0.9
                                                       =====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   The following table shows the assets and liabilities that were recorded for the consolidated securitization entity as of the date indicated:

       (AMOUNTS IN MILLIONS)                            DECEMBER 31, 2010
       ---------------------                            -----------------
       Assets
          Investments:
              Restricted commercial mortgage loans.....      $111.8
              Restricted other invested assets.........         1.6
                                                             ------
                 Total investments.....................       113.4
          Cash and cash equivalents....................         0.5
          Accrued investment income....................         0.7
          Investment receivable........................         0.1
                                                             ------
              Total assets.............................      $114.7
                                                             ======
       Liabilities
          Other liabilities............................      $  0.7
          Borrowings related to securitization entity..       114.3
                                                             ------
              Total liabilities........................      $115.0
                                                             ======

   The assets and other instruments held by the securitization entity are restricted and can only be used to fulfill the obligations of the securitization entity.

   (d) Borrowings Related To Consolidated Securitization Entity

   Our consolidated securitization entity has a 6.0175% senior note maturing in 2023 with an aggregate principal amount of $114.3 million. As of December 31, 2010, the carrying value of this note was $114.3 million. This borrowing is required to be paid down as principal is collected on the restricted investments held by the securitization entity and accordingly the repayment of this borrowing follows the maturity or prepayment, as permitted, of the restricted investments.

(16) RESTRICTIONS ON DIVIDENDS

   Insurance companies are restricted by state regulations as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. The limits are generally based on the greater of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits on our earned surplus require formal approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia. Any dividends in excess of limits are deemed "extraordinary" and require approval. Based on statutory results as of December 31, 2010, we are able to distribute $178.5 million in dividends in 2011 without obtaining regulatory approval. Based on statutory results as of December 31, 2010, we estimate our insurance subsidiaries could pay dividends of approximately $4.1 million to us in 2011 without obtaining regulatory approval. However, we do not expect our insurance subsidiaries to pay dividends to us in 2011 at this level as they retain capital for growth and to meet capital requirements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   Our life insurance subsidiaries paid dividends of $46.8 million ($20 million of which were deemed "extraordinary") during 2010. The dividends in 2010 included $10.0 million in cash and $36.8 million of securities. No dividends were received from our subsidiaries during 2009.

   In 2010, we declared a non-cash deemed dividend of $29.7 million in connection with the previously uncertain tax benefits related to separation from our former parent that we recognized during the year. There were no common stock dividends declared or paid in 2009 or 2008.

(17) SUPPLEMENTAL STATUTORY FINANCIAL DATA

   We file financial statements with state insurance regulatory authorities and the NAIC that are prepared on an accounting basis prescribed or permitted by such authorities. Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and stockholder's equity. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. Our insurance subsidiaries have no material permitted accounting practices, except for River Lake Insurance Company V ("River Lake V"), River Lake Insurance Company VI ("River Lake VI"), River Lake Insurance Company VII ("River Lake VII") and River Lake Insurance Company VIII ("River Lake VIII"). River Lake V and River Lake VII were granted permitted accounting practices from the state of Vermont to carry their reserves on a basis similar to U.S. GAAP. River Lake V was dissolved during 2010. River Lake VIII was granted a permitted accounting practice from the state of Vermont to carry its reserves on a basis similar to U.S. GAAP during 2010. River Lake VI was granted a permitted accounting practice from the state of Delaware to record a portion of the undrawn amount of its existing letter of credit and any additional letters of credit as gross paid-in and contributed surplus, thereby including such amounts in its statutory surplus. The amount of the letters of credit recorded as gross paid-in and contributed surplus is equal to the excess of statutory reserves less the economic reserves.

   The tables below include our combined statutory net income (loss) and statutory capital and surplus:

                                                                    YEARS ENDED DECEMBER 31,
                                                                   -------------------------
(AMOUNTS IN MILLIONS)                                                2010     2009     2008
---------------------                                              -------  -------  -------
GLAIC and our life insurance subsidiaries, excluding captive life reinsurance subsidiaries........................................ $  57.8  $ 260.5  $(245.7)
Captive life reinsurance subsidiaries.............................  (131.9)  (154.2)  (330.2)
                                                                   -------  -------  -------
   Combined statutory net income (loss)........................... $ (74.1) $ 106.3  $(575.9)
                                                                   =======  =======  =======

                                                                          AS OF DECEMBER 31,
                                                                          -----------------
(AMOUNTS IN MILLIONS)                                                       2010      2009
---------------------                                                     --------  --------
Combined statutory capital and surplus, excluding captive life insurance subsidiaries........................................................... $1,807.7  $1,983.0

   Statutory net income (loss) from our captive life reinsurance subsidiaries relates to the reinsurance of term and universal life insurance statutory reserves assumed from GLAIC. These reserves are, in turn, funded through the issuance of surplus notes (non-recourse funding obligations) to third parties or secured by a third-party letter of credit. Accordingly, the combined statutory net income (loss) and distributable income of GLAIC and our life insurance subsidiaries are not affected by the statutory net income (loss) of the captives, except to the extent dividends are received from the captives. The combined statutory capital and surplus of GLAIC and our life insurance subsidiaries does not include the capital and surplus of our captive life reinsurance subsidiaries of

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

$1,573.5 million and $1,724.9 million as of December 31, 2010 and 2009, respectively. Capital and surplus of our captive life reinsurance subsidiaries, excluding River Lake V, River Lake VI, River Lake VII and River Lake VIII, include surplus notes (non-recourse funding obligations) as further described in note 10.

   On February 24, 2009, GLIC delivered to GLICNY a capital contribution of $150.0 million on behalf of itself and GLAIC in proportion to their ownership interests of 65.5% and 34.5%, respectively. Accordingly, the portion of the contribution attributable to GLAIC was $51.8 million, of which, $51.7 million consisted of securities. On December 30, 2008, GLIC delivered to GLICNY a capital contribution of $31.5 million on behalf of itself and GLAIC in proportion to their ownership interests of 65.5% and 34.5%, respectively. Accordingly, the portion of the contribution attributable to GLAIC was $10.9 million.

   The NAIC has adopted RBC requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (i) asset risk;
(ii) insurance risk; (iii) interest rate and equity market risk; and
(iv) business risk. The RBC formula is designated as an early warning tool for the states to identify possible undercapitalized companies for the purpose of initiating regulatory action. In the course of operations, management periodically monitors the RBC level of GLAIC and our subsidiaries. As of December 31, 2010 and 2009, GLAIC and each of our life insurance subsidiaries exceeded the minimum required RBC levels.

(18) SEGMENT INFORMATION

   We conduct our operations in two business segments: (1) Protection, which includes term, term universal and universal life insurance and Medicare supplement insurance; and (2) Retirement Income, which principally includes fixed and variable deferred and immediate individual annuities and group variable annuities offered through retirement plans. We also have Corporate and Other activities which include income and expenses not allocated to the segments as well as non-strategic products.

   We use the same accounting policies and procedures to measure segment income
(loss) and assets as we use to measure our consolidated net income (loss) and assets. Segment income represents the basis on which the performance of our business is assessed by management.

   See note 1 for further discussion of our principal product lines within the aforementioned segments.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2010:

                                                                       RETIREMENT CORPORATE
(AMOUNTS IN MILLIONS)                                       PROTECTION   INCOME   AND OTHER CONSOLIDATED
---------------------                                       ---------- ---------- --------- ------------
Premiums................................................... $   867.9  $    43.4  $    0.4   $   911.7
Net investment income......................................     426.9      236.0      54.7       717.6
Net investment gains (losses)..............................     (86.4)      15.0     (40.3)     (111.7)
Policy fees and other income...............................     398.8      171.8       0.3       570.9
                                                            ---------  ---------  --------   ---------
   Total revenues..........................................   1,607.2      466.2      15.1     2,088.5
                                                            ---------  ---------  --------   ---------
Benefits and other changes in policy reserves..............     928.0      228.9       0.2     1,157.1
Interest credited..........................................     217.9       59.0      26.5       303.4
Acquisition and operating expenses, net of deferrals.......     177.1       78.8       8.0       263.9
Amortization of deferred acquisition costs and intangibles.     152.8       60.4       3.9       217.1
Interest expense...........................................     101.4         --       7.5       108.9
                                                            ---------  ---------  --------   ---------
   Total benefits and expenses.............................   1,577.2      427.1      46.1     2,050.4
                                                            ---------  ---------  --------   ---------
Income (loss) before income taxes and equity in net income
  (loss) of unconsolidated subsidiary......................      30.0       39.1     (31.0)       38.1
Provision (benefit) for income taxes.......................       4.1       (0.6)    (39.5)      (36.0)
                                                            ---------  ---------  --------   ---------
Income (loss) before equity in net income (loss) of
  unconsolidated subsidiary................................      25.9       39.7       8.5        74.1
Equity in net income (loss) of unconsolidated subsidiary...        --         --      20.0        20.0
                                                            ---------  ---------  --------   ---------
Net income (loss).......................................... $    25.9  $    39.7  $   28.5   $    94.1
                                                            =========  =========  ========   =========

Total assets............................................... $16,246.1  $22,501.3  $2,633.5   $41,380.9
                                                            =========  =========  ========   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2009:

                                                                       RETIREMENT CORPORATE
(AMOUNTS IN MILLIONS)                                       PROTECTION   INCOME   AND OTHER CONSOLIDATED
---------------------                                       ---------- ---------- --------- ------------
Premiums................................................... $   933.0  $    49.1  $    0.3   $   982.4
Net investment income......................................     371.7      216.6      56.4       644.7
Net investment gains (losses)..............................    (258.0)      17.7     (75.6)     (315.9)
Policy fees and other income...............................     365.4      160.3      73.5       599.2
                                                            ---------  ---------  --------   ---------
   Total revenues..........................................   1,412.1      443.7      54.6     1,910.4
                                                            ---------  ---------  --------   ---------
Benefits and other changes in policy reserves..............     798.8      233.7       0.2     1,032.7
Interest credited..........................................     222.2       67.2      50.3       339.7
Acquisition and operating expenses, net of deferrals.......     160.9       75.5      10.6       247.0
Amortization of deferred acquisition costs and intangibles.     102.9      134.3       3.8       241.0
Interest expense...........................................      92.5         --      (0.8)       91.7
                                                            ---------  ---------  --------   ---------
   Total benefits and expenses.............................   1,377.3      510.7      64.1     1,952.1
                                                            ---------  ---------  --------   ---------
Income (loss) before income taxes and equity in net income
  (loss) of unconsolidated subsidiary......................      34.8      (67.0)     (9.5)      (41.7)
Provision (benefit) for income taxes.......................       7.6      (35.9)     (7.7)      (36.0)
                                                            ---------  ---------  --------   ---------
Income (loss) before equity in net income (loss) of
  unconsolidated subsidiary................................      27.2      (31.1)     (1.8)       (5.7)
Equity in net income of unconsolidated subsidiary..........        --         --       4.4         4.4
                                                            ---------  ---------  --------   ---------
Net income (loss).......................................... $    27.2  $   (31.1) $    2.6   $    (1.3)
                                                            =========  =========  ========   =========

Total assets............................................... $15,299.1  $22,404.9  $3,481.4   $41,185.4
                                                            =========  =========  ========   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   The following is a summary of our segments and Corporate and Other activities as of the year ended December 31, 2008:

                                                                       RETIREMENT CORPORATE
(AMOUNTS IN MILLIONS)                                       PROTECTION   INCOME   AND OTHER CONSOLIDATED
---------------------                                       ---------- ---------- --------- ------------
Premiums...................................................  $  919.9   $ 148.2    $   0.4    $1,068.5
Net investment income......................................     522.0     245.8      180.5       948.3
Net investment gains (losses)..............................    (424.9)   (154.1)    (357.7)     (936.7)
Policy fees and other income...............................     345.1     167.7       94.9       607.7
                                                             --------   -------    -------    --------
   Total revenues..........................................   1,362.1     407.6      (81.9)    1,687.8
                                                             --------   -------    -------    --------
Benefits and other changes in policy reserves..............     773.4     365.2        0.2     1,138.8
Interest credited..........................................     219.2      77.1      154.4       450.7
Acquisition and operating expenses, net of deferrals.......     163.2      85.7       21.3       270.2
Amortization of deferred acquisition costs and intangibles.     116.4     124.2        3.4       244.0
Interest expense...........................................     168.1        --         --       168.1
                                                             --------   -------    -------    --------
   Total benefits and expenses.............................   1,440.3     652.2      179.3     2,271.8
                                                             --------   -------    -------    --------
Income (loss) before income taxes and equity in net income
  (loss) of unconsolidated subsidiary......................     (78.2)   (244.6)    (261.2)     (584.0)
Provision (benefit) for income taxes.......................     (26.5)    (91.8)     (94.0)     (212.3)
                                                             --------   -------    -------    --------
Income (loss) before equity in net income (loss) of
  unconsolidated subsidiary................................     (51.7)   (152.8)    (167.2)     (371.7)
Equity in net income (loss) of unconsolidated subsidiary...        --        --      (37.6)      (37.6)
                                                             --------   -------    -------    --------
Net income (loss)..........................................  $  (51.7)  $(152.8)   $(204.8)   $ (409.3)
                                                             ========   =======    =======    ========

(19) COMMITMENTS AND CONTINGENCIES

   (a) Litigation

   We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts which may remain unknown for substantial periods of time. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations. At this time, it is not feasible to predict, nor to determine the ultimate outcomes of all pending investigations and legal proceedings, nor to provide reasonable ranges of potential losses.

   (b) Commitments

   As of December 31, 2010, we were committed to fund $36.4 million in limited partnership investments.

   On February 14, 2011, Genworth issued a $100 million letter of credit under its credit facilities for the benefit of Brookfield to support the reinsurance of statutory reserves assumed from us. This letter of credit replaced another letter of credit for the same amount which matured in February 2011 and was provided by a third-party bank.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   On April 28, 2010, GLAIC entered into a reinsurance treaty with River Lake VIII, a subsidiary of GLAIC, effective April 1, 2010 (the "Reinsurance Treaty II"). In conjunction with the Reinsurance Treaty II, on April 28, 2010, River Lake VIII delivered to GLAIC a $525.0 million conditional letter of credit issued by a third-party bank.

   On April 7, 2009, GLAIC entered into a reinsurance treaty with River Lake VII, a subsidiary of GLAIC, effective January 1, 2009 (the "Reinsurance Treaty I"). In conjunction with the Reinsurance Treaty I, on April 7, 2009, River Lake VII delivered to GLAIC a $580.0 million conditional letter of credit issued by a third-party bank.

   On December 30, 2008, GLAIC entered into a reinsurance treaty with River Lake VI, a subsidiary of GLAIC, effective October 1, 2008 (the "Reinsurance Treaty"). In conjunction with the Reinsurance Treaty, on December 30, 2008, River Lake VI delivered to GLAIC a $200.0 million conditional letter of credit issued by a third-party bank.

   (c) Guarantees

   We guaranteed the payment of certain structured settlement benefits sold by Assigned Settlement, Inc., our wholly-owned subsidiary, from March 2004 through December 2005 which were funded by products of our parent and one of our affiliates. The structured settlement reserves related to this guarantee were $272.1 million as of December 31, 2010.

(20) INVESTMENT IN UNCONSOLIDATED SUBSIDIARY

   Our investment in GLICNY is recorded under the equity method of accounting. As of December 31, 2010 and 2009, the carrying value of our investment in GLICNY was $418.1 million and $381.4 million, respectively, and was included in other invested assets.

   The tables below provide summarized financial information for GLICNY:

                                        YEARS ENDED DECEMBER 31,
                                        ---------------------
                 (AMOUNTS IN MILLIONS)   2010     2009    2008
                 ---------------------  ------   ------ -------
                 Net investment income. $316.6   $298.4 $ 314.1
                 Total revenues........ $524.3   $411.1 $ 325.0
                 Net income (loss)..... $ 57.9   $ 12.8 $(108.9)

                                             AS OF DECEMBER 31,
                                             ------------------
                 (AMOUNTS IN MILLIONS)         2010      2009
                 ---------------------       --------- --------
                 Total assets............... $10,156.3 $9,686.7
                 Total liabilities.......... $ 8,945.0 $8,581.1
                 Total stockholders' equity. $ 1,211.3 $1,105.6

                                    PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

   (A) FINANCIAL STATEMENTS

   All required financial statements are included in Part B of this Registration Statement.

   (B) EXHIBITS

 (1)(a)      Resolution of Board of Directors of GE Life and Annuity Assurance
             Company authorizing the establishment of GE Life & Annuity Separate
             Account 7. Previously filed on April 20, 2006 with the Initial
             Registration Statement on Form N-4 for Genworth Life & Annuity
             Separate Account 2, Registration No. 333-133425.

 (1)(b)      Resolution of the Board of Directors of GE Life and Annuity Assurance
             Company authorizing the change in name of GE Life and Annuity
             Assurance Company to Genworth Life and Annuity Insurance Company.
             Previously filed on April 20, 2006 with the Initial Registration
             Statement on Form N-4 for Genworth Life & Annuity Separate Account 2,
             Registration No. 333-133425.

 (2)         Not Applicable.

 (3)(a)      Underwriting Agreement between Genworth Life and Annuity Insurance
             Company and Capital Brokerage Corporation. Previously filed on
             September 13, 2002 with Post-Effective Amendment No. 4 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
             No. 333-47732.

 (3)(b)      Dealer Sales Agreement. Previously filed on September 13, 2002 with
             Post-Effective Amendment No. 4 to Form N-4 for Genworth Life &
             Annuity VA Separate Account 1, Registration No. 333-47732.

 (4)(a)(i)   Form of Contract. Previously filed on May 25, 2006 with the Initial
             Registration Statement on Form N-4 for Genworth Life & Annuity VA
             Separate Account 2, Registration No. 333-134457.

 (4)(a)(ii)  Genworth Life and Annuity Insurance Company Guarantee Account
             Endorsement. Previously filed on May 25, 2006 with the Initial
             Registration Statement on Form N-4 for Genworth Life & Annuity VA
             Separate Account 2, Registration No. 333-134457.

 (4)(a)(iii) Surrender Charge Endorsement. Previously filed on May 25, 2006 with the Initial Registration Statement on Form N-4 for Genworth Life &
             Annuity VA Separate Account 2, Registration No. 333-134457.

 (4)(a)(iv)  Waiver of Surrender Charge -- Terminal Illness or Confinement to a
             Medical Care Facility Endorsement P5428 01/09. Previously filed on
             March 6, 2009 with Post-Effective Amendment No. 2 to Form N-4 for
             Genworth Life & Annuity VA Separate Account 2, Registration No.
             333-143407.

 (4)(a)(v) Optional Death Proceeds Endorsement. Previously filed on May 25, 2006 with the Initial Registration Statement on Form N-4 for Genworth Life
             & Annuity VA Separate Account 2, Registration No. 333-134457.

 (4)(a)(vi) IRA Endorsement P5364 8/07. Previously filed on November 27, 2007 with Post-Effective Amendment No. 1 to Form N-4 for Genworth Life &
             Annuity VA Separate Account 2, Registration No. 333-143407.

 (4)(a)(vii) Roth IRA Endorsement P5363 8/07. Previously filed on November 27,
             2007 with Post-Effective Amendment No. 1 to Form N-4 for Genworth
             Life & Annuity VA Separate Account 2, Registration No. 333-143407.


 (4)(b)(i)     Guaranteed Minimum Withdrawal Benefit for Life Rider P5423 01/09 and
               P5423DB 01/09. Previously filed on March 6, 2009 with Post-Effective
               Amendment No. 2 to Form N-4 for Genworth Life & Annuity VA Separate
               Account 2, Registration No. 333-143407.

 (4)(b)(ii)(a) Guaranteed Income Rider P5283 11/04. Previously filed on May 25, 2006 with the Initial Registration Statement on Form N-4 for Genworth Life
               & Annuity VA Separate Account 2, Registration No. 333-134457.

 (4)(b)(ii)(b) Guaranteed Income Rider P5283U 11/04. Previously filed on May 25,
               2006 with the Initial Registration Statement on Form N-4 for Genworth
               Life & Annuity VA Separate Account 2, Registration No. 333-134457.

 (4)(c)(i)     Annual Step-Up Benefit Rider P5429 01/09. Previously filed on March
               6, 2009 with Post-Effective Amendment No. 2 to Form N-4 for Genworth
               Life & Annuity VA Separate Account 2, Registration No. 333-143407.

 (4)(c)(ii)    Rollup Death Benefit Rider P5430 01/09. Previously filed on March 6,
               2009 with Post-Effective Amendment No. 2 to Form N-4 for Genworth
               Life & Annuity VA Separate Account 2, Registration No. 333-143407.

 (4)(c)(iii)   Earnings Protector Death Benefit Rider P5431 01/09. Previously filed on March 6, 2009 with Post-Effective Amendment No. 2 to Form N-4 for
               Genworth Life & Annuity VA Separate Account 2, Registration No.
               333-143407.

 (4)(d)        Joint Owner and Annuitant Endorsement P5425 01/09. Previously filed on March 6, 2009 with Post-Effective Amendment No. 2 to Form N-4 for
               Genworth Life & Annuity VA Separate Account 2, Registration No.
               333-143407.

 (5)           Form of Application. Previously filed on July 26, 2006 with
               Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life & Annuity
               VA Separate Account 2, Registration No. 333-134457.

 (6)(a)        Amended and Restated Articles of Incorporation of Genworth Life and
               Annuity Insurance Company. Previously filed on January 3, 2006 with
               Post-Effective Amendment No. 24 to Form N-4 for Genworth Life &
               Annuity VA Separate Account 1, Registration No. 333-31172.

 (6)(b)        By-Laws of Genworth Life and Annuity Insurance Company. Previously
               filed on January 3, 2006 with Post-Effective Amendment No. 24 to Form
               N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
               No. 333-31172.

 (7)           Reinsurance Agreements. Previously filed on April 26, 2010 with
               Post-Effective Amendment No. 8 to Form N-4 for Genworth Life &
               Annuity VA Separate Account 2, Registration No. 333-143407.

 (8)(a)        Amended and Restated Fund Participation Agreement among Variable
               Insurance Products Funds, Fidelity Distributors Corporation and
               Genworth Life and Annuity Insurance Company. Previously filed on
               April 25, 2008 with Post-Effective Amendment No. 31 to Form N-4 for
               Genworth Life & Annuity VA Separate Account 1, Registration
               No. 333-47732.

 (8)(a)(ii)    First Amendment to Amended and Restated Fund Participation Agreement
               among Variable Insurance Products Funds, Fidelity Distributors
               Corporation and Genworth Life and Annuity Insurance Company.
               Previously filed on April 25, 2008 with Post-Effective Amendment
               No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
               Registration No. 333-47732.

 (8)(b)        Agreement between Oppenheimer Variable Account Funds, Oppenheimer
               Management Corporation, and GE Life and Annuity Assurance Company.
               Previously filed with Post-Effective Amendment No. 9 to Form N-4 for
               GE Life & Annuity Separate Account 4, Registration No. 033-76334.

 (8)(b)(i)     Amendment to Agreement between Oppenheimer Variable Account Funds,
               Oppenheimer Management Corporation, and GE Life and Annuity Assurance
               Company. Previously filed with Post-Effective Amendment No. 9 to Form
               N-4 for GE Life & Annuity Separate Account 4, Registration
               No. 033-76334.


 (8)(c)    Reserved.

 (8)(d) Participation Agreement between Janus Capital Corporation and GE Life and Annuity Assurance Company. Previously filed with Post-Effective
           Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account
           4, Registration No. 333-31172.

 (8)(e)    Reserved.

 (8)(f)    Reserved.

 (8)(g)    Reserved.

 (8)(h)    Participation Agreement between GE Investments Funds, Inc. and
           Genworth Life and Annuity Insurance Company. Previously filed on
           September 1, 2006 with Post-Effective Amendment No. 2 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 2, Registration No.
           333-133425.

 (8)(i)    Participation Agreement between AIM Variable Insurance Series and GE
           Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

 (8)(i)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and AIM Variable Insurance Funds.
           Previously filed on April 20, 2007, with Pre-Effective Amendment No.
           1 to Form N-4 for Genworth Life & Annuity VA Separate Account 2,
           Registration No. 333-140575.

 (8)(j)    Reserved.

 (8)(k)    Reserved.

 (8)(l)    Participation Agreement between PIMCO Variable Insurance Trust and GE
           Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

 (8)(l)(i) Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and PIMCO Variable Insurance Trust. Previously filed on April 20, 2007, with Pre-Effective Amendment No. 1 to
           Form N-4 for Genworth Life & Annuity VA Separate Account 2,
           Registration No. 333-140575.

 (8)(m)    Reserved.

 (8)(n)    Participation Agreement between The Prudential Series Fund, Inc. and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 20, 2007, with Pre-Effective Amendment No. 1 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 2, Registration No.
           333-140575.

 (8)(o)    Participation Agreement between Van Kampen Life Investment Trust and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 20, 2007, with Pre-Effective Amendment No. 1 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 2, Registration No.
           333-140575.

 (8)(p)    Reserved.

 (8)(q)    Participation Agreement between Nations Separate Account Trust and GE
           Life and Annuity Assurance Company. Previously filed on April 30,
           2004 with Post Effective Amendment No. 12 to Form N-4 for GE Life &
           Annuity Separate Account 4, Registration No. 333-47732.

 (8)(r)    Participation Agreement between FAM Variable Series Funds, Inc.
           (formerly, Merrill Lynch Variable Series Funds, Inc.) and GE Life and
           Annuity Assurance Company. Previously filed with Post-Effective
           Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account
           4, Registration No. 333-31172.

 (8)(r)(i) First Amendment to the Participation Agreement between BlackRock
           Variable Series Funds, Inc., BlackRock Distributors, Inc. and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 25, 2008 with Post-Effective Amendment No. 31 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-47732.

 (8)(s)    Reserved.


 (8)(t)    Amended and Restated Fund Participation Agreement between Franklin
           Templeton Variable Insurance Products Trust, Franklin/Templeton
           Distributors, Inc., Genworth Life and Annuity Insurance Company and
           Capital Brokerage Corporation. Previously filed with Post-Effective
           Amendment No. 22 to Form N-4 for Genworth Life & Annuity VA Separate
           Account 1, Registration No. 333-47732.

 (8)(u)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and AllianceBernstein Variable Products Series
           Fund, Inc. Previously filed with Post-Effective Amendment No. 21 to
           Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-31172.

 (8)(u)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and AllianceBernstein Variable Products
           Series Fund, Inc. Previously filed on April 20, 2007, with
           Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life & Annuity
           VA Separate Account 2, Registration No. 333-140575.

 (8)(v)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and Eaton Vance Variable Trust. Previously filed with Post-Effective Amendment No. 6 to Form N-6 for Genworth Life &
           Annuity VL Separate Account 1, Registration No. 333-72572.

 (8)(v)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and Eaton Vance Variable Trust. Previously filed on April 20, 2007, with Pre-Effective Amendment No. 1 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 2, Registration
           No. 333-140575.

 (8)(w)    Reserved.

 (8)(x)    Reserved.

 (8)(y)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company, Genworth Variable Insurance Trust and Genworth
           Financial Wealth Management, Inc. Previously filed on March 6, 2009 with Post-Effective Amendment No. 2 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 2, Registration No. 333-143407.

 (8)(z) Form of Fund Participation Agreement Amendment between Genworth Life and Annuity Insurance Company and Fund Company to distribute summary prospectuses pursuant to Rule 498. Filed herewith.

 (9) Opinion and Consent of Michael D. Pappas, Counsel for Genworth Life and Annuity Insurance Company. Filed herewith.

 (10) Consent of Independent Registered Public Accounting Firm. Filed herewith.

 (11)      Not Applicable.

 (12)      Not Applicable.

 (13)      Power of Attorney. Filed herewith.


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


Thomas M. Stinson       Director, Chairman of the Board, President and Chief
                        Executive Officer
Paul A. Haley           Director, Senior Vice President and Chief Actuary
Ronald P. Joelson(2)    Director, Senior Vice President and Chief Investment Officer
Leon E. Roday(1)        Director and Senior Vice President
Matthew P. Clark        Director, Vice President and Appointed Actuary
John G. Apostle, II(1)  Vice President and Chief Compliance Officer
Thomas E. Duffy         Senior Vice President, General Counsel and Secretary
Kevin E. Walker         Senior Vice President and Chief Financial Officer
James H. Reinhart       Senior Vice President
Patrick B. Kelleher(1)  Senior Vice President
Jac J. Amerell          Vice President and Controller
Gary T. Prizzia(1)      Treasurer

The principal business address for those listed above is Genworth Life and Annuity Insurance Company, 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.

(1) The principal business address is Genworth Financial, Inc., 6620 W. Broad Street, Richmond, Virginia 23230.

(2) The principal business address is Genworth Financial, Inc., 3001 Summer Street, 2nd Floor, Stamford, Connecticut 06905.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


                                  [FLOW CHART]




ITEM 27.  NUMBER OF CONTRACT OWNERS


   There were 2,452 owners of Qualified Contracts and 1,988 owners of Non-Qualified Contracts as of March 21, 2011.


ITEM 28.  INDEMNIFICATION

   Sections 13.1-876 and 13.1-881 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and
(b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Genworth Life and Annuity Insurance Company's Articles of Incorporation provide that Genworth Life and Annuity Insurance Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of Genworth Life and Annuity Insurance Company against any liability incurred by him or her in connection with such proceeding, unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of Genworth Life and Annuity Insurance Company, the board of directors may cause Genworth Life and Annuity Insurance Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of Genworth Life and Annuity Insurance Company, or is or was serving at the request of Genworth Life and Annuity Insurance Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

                                    *  *  *

ITEM 29.  PRINCIPAL UNDERWRITER

   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through Genworth Life & Annuity VL Separate Account 1, Genworth Life & Annuity VA Separate Account 1, Genworth Life & Annuity VA Separate Account 2, Genworth Life & Annuity VA Separate Account 3, Genworth Life & Annuity VA Separate Account 4 and Genworth Life and Annuity Insurance Company.

   (b)


       NAME               ADDRESS        POSITIONS AND OFFICES WITH UNDERWRITER
       ----                -------        --------------------------------------
John G. Apostle, II. 6620 W. Broad St.   Director, President and Chief Executive
                     Richmond, VA 23230  Officer
Thomas E. Duffy..... 6610 W. Broad St.   Director and Vice President
                     Richmond, VA 23230
Elizabeth M. O'Brien 6610 W. Broad St.   Director
                     Richmond, VA 2320
Patrick B. Kelleher. 6610 W. Broad St.   Senior Vice President
                     Richmond, VA 23230
Edward J. Wiles, Jr. 3001 Summer St.,    Senior Vice President
                     2nd Floor
                     Stamford, CT 06905

       NAME                  ADDRESS             POSITIONS AND OFFICES WITH UNDERWRITER
       ----                   -------            --------------------------------------
Scott E. Wolfe...... 6620 W. Broad Street      Senior Vice President and Chief Compliance
                     Richmond, VA 23230        Officer
Kevin E. Walker..... 6610 W. Broad Street      Chief Financial Officer
                     Richmond, Virginia 23230
Vidal J. Torres, Jr. 6610 W. Broad St.
                     Richmond, VA 23230        Secretary

Jac J. Amerell...... 6610 W. Broad St.         Vice President and Controller
                     Richmond, VA 23230
Gary T. Prizzia..... 6620 W. Broad Street      Treasurer
                     Richmond, VA 23230
Linda C. Bagnell     6610 W. Broad St.         Financial & Operations Principal
                     Richmond, VA 23230


   (c)


                                     (2)
            (1)                NET UNDERWRITING      (3)           (4)
          NAME OF               DISCOUNTS AND   COMPENSATION    BROKERAGE      (5)
    PRINCIPAL UNDERWRITER        COMMISSIONS    ON REDEMPTION  COMMISSIONS COMPENSATION
    ---------------------      ---------------- -------------  ----------- ------------
Capital Brokerage Corporation.  Not Applicable  Not Applicable     9.9%    $17.5 million


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life and Annuity Insurance Company at 6610 West Broad Street, Richmond, Virginia 23230.

ITEM 31.  MANAGEMENT SERVICES

   Not Applicable.

ITEM 32.  UNDERTAKINGS

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life and Annuity Insurance Company at the address or phone number listed in the Prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940.

   Genworth Life and Annuity Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life and Annuity Insurance Company.

  STATEMENT PURSUANT TO RULE 6C-7 OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company offers and will offer contracts to participants in the Texas Optional Retirement Program. In connection therewith, Genworth Life and Annuity Insurance Company and the Genworth Life & Annuity VA Separate Account 2 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

  SECTION 403(B) OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life and Annuity Insurance Company represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 27th day of April, 2011.



                                   GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2
                                     (Registrant)

                                   By:            /s/  PAUL A. HALEY
                                        -------------------------------------
                                                     PAUL A. HALEY
                                                 SENIOR VICE PRESIDENT

                                   BY:  GENWORTH LIFE AND ANNUITY INSURANCE
                                          COMPANY
                                        (Depositor)

                                   By:            /s/  PAUL A. HALEY
                                        -------------------------------------
                                                     PAUL A. HALEY
                                                 SENIOR VICE PRESIDENT


   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


         NAME                            TITLE                       DATE
          ----                           -----                       ----

/s/  THOMAS M. STINSON*  Director, Chairman of the Board,       April 27, 2011
------------------------   President and Chief Executive
   THOMAS M. STINSON       Officer

/s/  RONALD P. JOELSON*  Director, Senior Vice President and    April 27, 2011
------------------------   Chief Investment Officer
   RONALD P. JOELSON

  /s/  PAUL A. HALEY*    Director, Senior Vice President and    April 27, 2011
------------------------   Chief Actuary
     PAUL A. HALEY

  /S/  LEON E. RODAY*    Director and Senior Vice President     April 27, 2011
------------------------
     LEON E. RODAY

/S/  MATTHEW P. CLARK*   Director, Vice President and           April 27, 2011
------------------------   Appointed Actuary
   MATTHEW P. CLARK

 /S/  KEVIN E. WALKER*   Senior Vice President and Chief        April 27, 2011
------------------------   Financial Officer
     KELLY L. GROH

 /S/  JAC J. AMERELL*    Vice President and Controller          April 27, 2011
------------------------
    JAC J. AMERELL



*By:  /s/  PAUL A. HALEY   , pursuant to Power of Attorney  April 27, 2011
      -------------------    executed on April 1, 2011.
         PAUL A. HALEY